MDT FUNDS

125 CambridgePark Drive
Cambridge, MA 02140

Dear Shareholder,

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The Board of Trustees of MDT Funds (the “MDT Board”) is pleased to submit to you a proposed reorganization (“Reorganization”) of MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund (each an “MDT Fund”; together the “MDT Funds” or the “Trust”) into Federated MDT All Cap Core Fund, Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Balanced Fund (each a “Federated Fund”; together the “Federated Funds” or the “Federated Trust”), respectively.

After careful consideration, the MDT Board has approved these proposals. The MDT Board recommends that you read the enclosed materials carefully and vote FOR the proposals. If the proposals are approved, the MDT Funds will be reorganized into the comparable Federated Fund. In order to effect the proposed Reorganizations, the MDT Board submits for your approval related Agreements and Plans of Reorganization.

DR. DAVID M. GOLDSMITH, THE CURRENT PORTFOLIO MANAGER OF THE MDT FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED MDT FUNDS PURSUANT TO AN EMPLOYMENT CONTRACT WITH FEDERATED INVESTORS, INC. (“FEDERATED”). However, a new portfolio manager will be added to the Federated MDT Balanced Fund with respect to the fixed income portion of the portfolio.

Additionally, you will also be asked to approve or disapprove a new investment management agreement (the “New Investment Management Agreement”) between Federated MDTA LLC (the “Adviser”) and the MDT Funds that will take effect on November 17, 2006. Approval for the New Investment Management Agreement is needed because the previous investment management agreement (the “Previous Investment Management Agreement”) between MDTA LLC (MDTA) and the MDT Funds terminated upon Federated’s purchase of MDTA. In order to ensure the continued management of the MDT Funds, the MDT Board approved an interim investment management agreement (the “Interim Investment Management Agreement”) between the MDT Funds and the Adviser.

Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet. Please refer to your ballot for the appropriate VRU telephone number and internet address. If you are a shareholder of more than one MDT Fund, you will receive more than one Proxy Card and will need to vote the shares you hold of each Fund. In addition, you may receive more than one Prospectus/Proxy Statement and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD OR CARDS IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

If you have any questions regarding the shareholder meeting, please feel free to call an MDT Client Service Representative at 1-800-499-8541.

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Sincerely,

R. Schorr Berman President

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September 18, 2006

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MDT FUNDS

Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR

PARTICIPATION IS IMPORTANT!

The MDT Funds will hold a special meeting of shareholders on November 17, 2006. It is important for you to vote on the issues described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issues.

The following is an introduction to the process and the proposals.

Why am I being asked to vote?

Your Fund is required to obtain shareholders’ approval of certain types of changes like the ones described in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?

You may vote in person at the special meeting of shareholders or complete and return the enclosed proxy card.

If you:

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1.	do not respond at all, we may contact you by telephone to request that you cast your vote.

2.	sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet. Please refer to your ballot for the appropriate VRU telephone number and Internet address.

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What are the issues?

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Proposal I: To approve or disapprove a New Investment Management Agreement between Federated MDTA LLC and the Trust for the MDT Funds that will take effect on November 17, 2006; and

Proposal II: To approve or disapprove the proposed reorganization of the MDT Funds into the acquiring Federated Funds.

Why are shareholders being asked to approve a new investment advisory agreement?

Shareholders are being asked to approve or disapprove a New Investment Management Agreement between the Adviser and the MDT Funds that will take effect on November 17, 2006. Approval for the New Investment Management Agreement is needed because the previous investment management agreement between MDTA and the MDT Funds terminated upon Federated’s purchase of MDTA and because the interim contract which the Adviser currently serves the MDT Funds expires in 150 days. Accordingly, upon shareholder approval, the New Investment Management Agreement will remain in effect until the MDT Funds are reorganized with and into a new or existing mutual fund in the Federated family of mutual funds.

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Why is the Reorganization being proposed?

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The MDT Board and the Adviser of the MDT Funds believe that the Reorganizations are in the best interest of the MDT Funds.

The Reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with the sale by MDTA, investment adviser to the MDT Funds, of its advisory business to Federated. The Federated Trust is a newly organized registered investment company consisting of eight portfolios. Federated MDT Series and its series portfolios were established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the MDT Funds. The Reorganization of the MDT Funds would give shareholders the opportunity to participate in a significantly larger fund family by reorganizing with Federated Funds having substantially similar investment objectives and strategies. MDTA has recommended, and the MDT Board has approved, the Reorganization of the MDT Funds into the acquiring Federated Funds. Federated and MDTA are making every effort to make the Reorganization a seamless transaction for shareholders. DR. DAVID M. GOLDSMITH, THE CURRENT PORTFOLIO MANAGER OF THE MDT FUNDS, WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED MDT FUNDS PURSUANT TO AN EMPLOYMENT CONTRACT WITH FEDERATED. A new portfolio manager will be added to the Federated MDT Balanced Fund with respect to the fixed income portion of the portfolio. In addition, it is expected that the current team of investment professionals at MDTA will also provide advisory services to the Federated MDT Funds as Federated employees.

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When will this Reorganization become effective?

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The Reorganization for each Fund is currently anticipated to occur on November 17, 2006, assuming shareholder approval is obtained.

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If I am a MDT Fund shareholder, what do I have to do to become a shareholder in the acquiring Federated Fund?

MDT Fund shareholders are being asked to approve this Reorganization through voting at the Special Meeting of MDT Fund shareholders, which is scheduled to occur on November 17, 2006. Your vote is very important. You will not pay any sales charges in connection with the Reorganization.

What will happen to my MDT Fund account?

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After the Reorganization, your MDT Fund account will be closed. A new account will be opened in the acquiring Federated Fund. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the Reorganization.

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Will all of my current account options, such as systematic investment and withdrawal programs, transfer over to the acquiring Federated Fund?

Various types of account servicing features will transfer automatically to new Federated Fund accounts.

Will I incur taxes as a result of this Reorganization?

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This Reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the exchange of MDT Fund Shares for Federated Fund Shares as a result of the Reorganization.

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Shareholders will incur capital gains or losses if they sell their MDT Fund Shares before the Reorganization becomes effective or sell/exchange their Federated Fund Shares after the Reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the Reorganization. Please note that retirement accounts generally are exempt from such tax consequences.

Who do I call with questions about the Proxy/Prospectus Statement?

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Call your Investment Professional or a MDT Client Service Representative. MDT’s toll-free number is 1-800-499-8541.

AFTER CAREFUL CONSIDERATION, THE MDT BOARD HAS APPROVED THESE PROPOSALS. THE MDT BOARD RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND VOTE FOR THE PROPOSALS.

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MDT FUNDS

MDT ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
MDT LARGE CAP GROWTH FUND
MDT MID CAP GROWTH FUND
MDT SMALL CAP CORE FUND
MDT SMALL CAP GROWTH FUND
MDT SMALL CAP VALUE FUND
MDT BALANCED FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD NOVEMBER 17, 2006

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TO SHAREHOLDERS OF MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND, PORTFOLIOS OF MDT FUNDS (each an “MDT Fund”; together the “MDT Funds” or the “Trust”): A special meeting of the shareholders of MDT Funds, will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on November 17, 2006, for the following purposes:

1.	To approve or disapprove a new investment management agreement between Federated MDTA LLC and the Trust for the MDT Funds, that will take effect on November 17, 2006;

2.	For shareholders of MDT All Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund to be distributed pro rata by MDT All Cap Core Fund to its shareholders, in complete liquidation and termination of MDT All Cap Core Fund;

3.	For shareholders of MDT Tax Aware/All Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Tax Aware/All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund to be distributed pro rata by MDT Tax Aware/All Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Tax Aware/All Cap Core Fund;

4.	For shareholders of MDT Large Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Large Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund to be distributed pro rata by MDT Large Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Large Cap Growth Fund;

5.	For shareholders of MDT Mid Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Mid Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Mid Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund to be distributed pro rata by MDT Mid Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Mid Cap Growth Fund;

6.	For shareholders of MDT Small Cap Core Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund to be distributed pro rata by MDT Small Cap Core Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Core Fund;

7.	For shareholders of MDT Small Cap Growth Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund to be distributed pro rata by MDT Small Cap Growth Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Growth Fund;

8.	For shareholders of MDT Small Cap Value Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Small Cap Value Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Small Cap Value Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund to be distributed pro rata by MDT Small Cap Value Fund to its shareholders, in complete liquidation and termination of MDT Small Cap Value Fund;

9.	For shareholders of MDT Balanced Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Balanced Fund, a portfolio of Federated MDT Series, would acquire all of the assets of MDT Balanced Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund to be distributed pro rata by MDT Balanced Fund to its shareholders, in complete liquidation and termination of MDT Balanced Fund; and

10.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The MDT Board of Trustees has fixed September 11, 2006 as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the MDT Board of Trustees,

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John Sherman
Secretary

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September 18, 2006

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

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PROSPECTUS/PROXY STATEMENT

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SEPTEMBER 18, 2006

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ACQUISITION OF THE ASSETS OF

MDT ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND,
MDT LARGE CAP GROWTH FUND,
MDT MID CAP GROWTH FUND,
MDT SMALL CAP CORE FUND,
MDT SMALL CAP GROWTH FUND,
MDT SMALL CAP VALUE FUND, AND
MDT BALANCED FUND

PORTFOLIOS OF THE MDT FUNDS

125 CAMBRIDGEPARK DRIVE
CAMBRIDGE, MA 02140
TELEPHONE NO: 1-800-341-7400

BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES OF

     FEDERATED MDT ALL CAP CORE FUND,

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FEDERATED MDT TAX AWARE/ALL CAP CORE FUND,
FEDERATED MDT LARGE CAP GROWTH FUND,
FEDERATED MDT MID CAP GROWTH FUND,
FEDERATED MDT SMALL CAP CORE FUND,
FEDERATED MDT SMALL CAP GROWTH FUND,
FEDERATED MDT SMALL CAP VALUE FUND, AND
 FEDERATED MDT BALANCED FUND

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PORTFOLIOS OF FEDERATED MDT SERIES

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     5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000
TELEPHONE NO: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals that shareholders of the MDT Funds will be asked to vote on at a special meeting of shareholders to be held at 5800 Corporate Drive, Pittsburgh, PA 15237-7010, at 2:00 p.m. (Eastern time), on November 17, 2006. A list of the proposals and the shareholders entitled to vote on them are listed in the following chart:

1.	Shareholders of MDT All Cap Core Fund will be asked to approve the following proposals:

	a.	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT All Cap Core Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT All Cap Core Fund would transfer all of its assets to Federated MDT All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap Core Fund.

2.	Shareholders of MDT Tax Aware/All Cap Core Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Tax Aware/All Cap Core Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Tax Aware/All Cap Core Fund would transfer all of its assets to Federated MDT Tax Aware/All Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund.

3.	Shareholders of MDT Large Cap Growth Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Large Cap Growth Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Large Cap Growth Fund would transfer all of its assets to Federated MDT Large Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Large Cap Growth Fund.

4.	Shareholders of MDT Mid Cap Growth Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Mid Cap Core Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Mid Cap Growth Fund would transfer all of its assets to Federated MDT Mid Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid Cap Growth Fund.

5.	Shareholders of MDT Small Cap Core Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Small Cap Core Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Small Cap Core Fund would transfer all of its assets to Federated MDT Small Cap Core Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Core Fund.

6.	Shareholders of MDT Small Cap Growth Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Small Cap Growth Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Small Cap Growth Fund would transfer all of its assets to Federated MDT Small Cap Growth Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Growth Fund.

7.	Shareholders of MDT Small Cap Value Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Small Cap Value Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Small Cap Value Fund would transfer all of its assets to Federated MDT Small Cap Value Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Small Cap Value Fund.

8.	Shareholders of MDT Balanced Fund will be asked to approve the following proposals:

	a	Approve or disapprove a new investment advisory agreement between Federated MDTA LLC and MDT Balanced Fund; and

	b.	Approve or disapprove an Agreement and Plan of Reorganization pursuant to which MDT Balanced Fund would transfer all of its assets to Federated MDT Balanced Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Balanced Fund.

If the proposed Reorganizations are approved by shareholders, it is anticipated that shareholders of the MDT Funds will receive shares in the corresponding Federated Funds on or about November 20, 2006.

For a comparison of the investment policies of the MDT Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks.” Information concerning Federated Fund Shares, as compared to shares of the MDT Funds, is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables” and “Information About the Reorganizations – Description of the MDT Funds and the Federated Funds Capitalization.”

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganizations. This Prospectus/ Proxy Statement is accompanied by the Prospectuses of the Federated Funds, each dated August 9, 2006, as applicable, each of which are incorporated herein by reference. The Statement of Additional Information dated September 18, 2006, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by the Federated Funds with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1.	A Prospectus and Statement of Additional Information for the MDT Funds dated November 28, 2005, as revised July 17, 2006;

2.	Statements of Additional Information for the Federated Funds, each dated August 9, 2006; and

3.	An Annual Report dated July 31, 2005 and a Semi-Annual Report dated January 31, 2006 for the MDT Funds.

Copies of these materials and other information about the Federated Funds and MDT Funds may be obtained without charge by writing or by calling the Federated Funds or MDT Funds at the addresses and telephone numbers shown on the previous pages.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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SUMMARY

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This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/ Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. The form of the new investment management agreement (the “New Investment Management Agreement”); a form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the proposed reorganizations (“Reorganizations”) will be conducted; Financial Highlights for the MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund (each an “MDT Fund”; together the “MDT Funds” or the “Trust”); and a copy of the MDT Funds’ Management’s Discussion of Fund Performance (MDT All Cap Core Fund and MDT Balanced Fund only) are attached to this Prospectus/Proxy Statement as Exhibit A, Exhibit B, Exhibit C and Exhibit D, respectively. The Prospectuses of the applicable Federated Fund(s) also accompanies this Prospectus/Proxy Statement.

PROPOSAL I:

To approve or disapprove a New Investment Management Agreement between Federated MDTA LLC and the Trust for the MDT Funds, that will take effect on November 17, 2006.

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REASONS FOR THE NEW INVESTMENT MANAGEMENT AGREEMENT

Why is a new investment management agreement being proposed?

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On July 14, 2006, Federated Investors, Inc. (“Federated”) acquired MDTA LLC (MDTA), the investment adviser to the MDT Funds. This acquisition transaction (the “Acquisition”) constituted an “assignment” under the Investment Company Act of 1940 (“1940 Act”) of the MDT Funds two previous investment management agreements (the “Previous Investment Management Agreements”) between MDTA and the MDT Funds, one dated September 12, 2002 (covering three portfolios of the MDT Funds) and the second dated August 24, 2005 (covering six portfolios of the MDT Funds). As required under the 1940 Act, this “assignment” resulted in the automatic termination of the Previous Investment Management Agreements.

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an “interim contract” (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Previous Investment Management Agreements, the MDT Funds Board of Trustees (the “MDT Board”) of the MDT Funds approved at a meeting held on July 10, 2006 an interim investment management agreement (the “Interim Investment Management Agreement”), and the MDT Funds and MDTA entered into the Interim Investment Management Agreement on July 14, 2006 prior to Federated acquiring MDTA. At that time, the MDT Board also approved a New Investment Management Agreement between the MDT Funds and the Adviser (MDTA LLC changed its name to Federated MDTA LLC (hereinafter known as the “Adviser”) promptly after July 14, 2006). The MDT Board’s approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by the Adviser are being paid by MDT Funds to an escrow account pending the shareholder vote on the New Investment Management Agreement.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by the Adviser under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until each MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A.

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Background

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MDTA served as the investment adviser to the MDT Funds pursuant to the Previous Investment Management Agreements between MDTA and the MDT Funds.

Pursuant to a Sale, Purchase and Put/Call Agreement dated May 11, 2006 (“Purchase Agreement”), Federated agreed to acquire (through an acquisition subsidiary of Federated) approximately 88.6% of the limited liability company interests of MDTA LLC. Federated also may acquire (through an acquisition subsidiary of Federated) the remaining 11.4% pursuant to a put/call arrangement with certain MDTA LLC interest holders (the “Acquisition”). The transaction included initial purchase payments by Federated of approximately $92 million (together with transaction expenses paid on behalf of MDTA LLC and its owners, and certain post closing adjustments, the consideration paid by Federated totaled approximately $100.8 million), and a series of contingent payments totaling as much as $130 million over the next three years based on growth. This transaction was consummated (the “Closing”) on July 14, 2006. After the Closing, MDTA LLC changed its name to Federated MDTA LLC.

R. Schorr Berman, founder of MDTA is also a trustee of the Trust. Prior to the Acquisition, Mr. Berman owned a 13% interest in CambridgePark Partners LLC; CambridgePark Partners LLC owned approximately a 40% interest in MDTA. HBSS Acquisition Corp. and certain individuals owned the remaining ownership interests in MDTA. As discussed above, as part of the Acquisition, Federated acquired all of the outstanding stock of HBSS Acquisition Corp (and, therefore, HBSS Acquisition Corp.’s ownership interests in MDTA) and all but 11.4% of the remaining ownership interests in MDTA. As discussed above, CambridgePark Partners LLC, the individual owners of MDTA, and the owner of HBSS Acquisition Corp. each received their pro rata share of an initial cash payment of approximately $92 million, and are eligible to receive contingent payments totaling as much as $130 million over the next three years. As an owner of CambridgePark Partners LLC, Mr. Berman received (and will receive) a pro rata share (approximately 13%) of the consideration received by CambridgePark Partners LLC as a result of the Acquisition.

Under the terms of the Previous Investment Management Agreements and the provisions of the 1940 Act, the change of control of MDTA in connection with the transaction constituted an “assignment” as defined in the 1940 Act, which resulted in the automatic termination of the Previous Investment Management Agreements. In order to ensure the continued management of the portfolios of MDT Funds, the MDT Board approved the Interim Investment Management Agreement as contemplated in Rule 15a-4 promulgated under the 1940 Act.

What effect will the Reorganizations have on the Previous Investment Management Agreements?

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an “interim contract” (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Previous Investment Management Agreements, the MDT Board approved at a meeting held on July 10, 2006 the Interim Investment Management Agreement, and the MDT Funds and MDTA entered into the Interim Investment Management Agreement on July 14, 2006 prior to Federated acquiring MDTA. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by the Adviser are being paid by MDT Funds to an escrow account which is pending the shareholder vote on the New Investment Management Agreement. In approving the Interim Investment Management Agreement, the MDT Board determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Previous Investment Management Agreements, and that the Interim Investment Management Agreement contains the same terms and conditions as the Previous Investment Management Agreements, with the exception of its effective and termination dates, certain provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the MDT Board, including a majority of the trustees who are not interested persons of MDT Funds, found to be immaterial.

At the July 10, 2006 meeting of the MDT Board, the MDT Board also approved the New Investment Management Agreement to be entered into between the MDT Funds and the Adviser. The MDT Board’s approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. The New Investment Management Agreement is the same as the Interim Investment Management Agreement, except that it does not contain the special provisions that Rule 15a-4 required to be in the Interim Investment Management Agreement (such as the provision requiring advisory fees earned by the Adviser to be paid into and held in an escrow account); accordingly, it is not anticipated that there will be any material changes between the Previous Investment Management Agreements and the New Investment Management Agreement. Under the New Investment Management Agreements, the MDT Funds appoint the Adviser to provide management services and to render investment advice and related services with respect to the assets of the MDT Funds. The Adviser is appointed for an initial two-year period which can be extended for additional one-year periods so long as the continuation is approved by the MDT Board. The New Investment Advisory Agreement may be terminated by either party upon 60 days written notice and it will terminate automatically in an event of an assignment. For further information on the terms of the New Investment Management Agreement, please see the form of agreement attached as Exhibit A.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by the Adviser under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until the MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds.

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Requirements for Interim Investment Management Agreement under Rule 15a-4

To comply with Rule 15a-4 promulgated under the 1940 Act, the Interim Investment Management Agreement had to satisfy the following requirements:

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(1)	The duration of the Interim Investment Management Agreement may be no greater than 150 days following the date on which the Previous Investment Management Agreements terminated;

(2)	The compensation to be received under the Interim Investment Management Agreement may be no greater than the compensation that MDTA would have received under the Previous Investment Management Agreements;

(3)	The MDT Board, including a majority of the Trustees who are not interested persons of the MDT Funds, must have voted in person to approve the Interim Investment Management Agreement before the Previous Investment Management Agreements terminated;

(4)	The MDT Board, including a majority of the trustees who are not interested persons of the MDT Funds, must have determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Previous Investment Management Agreements;

(5)	The Interim Investment Management Agreement must provide that the MDT Board, or a majority of the outstanding voting securities, may terminate the Interim Investment Management Agreement at any time, without the payment of any penalty, on not more than 10 calendar days’ written notice to the investment adviser;

(6)	The Interim Investment Management Agreement must have the same terms and conditions as the Previous Investment Management Agreements, with the exception of its effective and termination dates, provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the MDT Board, including a majority of the trustees who are not interested persons of the MDT Funds, have found to be immaterial;

(7)	The Interim Investment Management Agreement must provide that the compensation earned under the contract will be held in an interest-bearing escrow account with a bank;

(8)	The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities approve the New Investment Management Agreement with the Adviser by the end of the 150-day duration of the Interim Investment Management Agreement, the amount in escrow (including interest earned) will be paid to the Adviser;

(9)	The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities do not approve the New Investment Management Agreement with the Adviser by the end of the 150-day duration of the Interim Investment Management Agreement, the Adviser will be paid, out of the escrow account, the lesser of (a) any costs incurred in performing the Interim Investment Management Agreement (plus interest earned on that amount while in escrow), or (b) the total amount in the escrow account (plus interest earned); and

(10)	The MDT Board must satisfy the fund governance standards defined in Rule 0-1(a)(7) promulgated under the 1940 Act.

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Board Considerations Regarding Approval of the Interim Investment Management Agreement and the New Investment Management Agreement

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At a meeting held on July 10, 2006, the MDT Board, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), approved (1) the Interim Investment Management Agreement between MDTA and MDT Funds, on behalf of each series of the Trust, and (2) the New Investment Management Agreement between the Adviser and the MDT Funds, in connection with the Acquisition.

As discussed in more detail below, the MDT Board believes that the scope and quality of services to be provided to the MDT Funds under the New Investment Management Agreement and the Interim Investment Management Agreement will be appropriate and at least equivalent to the scope and quality of services provided under the Previous Investment Management Agreements. The MDT Board also believes that the advisory fee and net expense ratio of each MDT Fund is competitive and that the advisory fee for each MDT Fund is reasonable and appropriate in light of the quality of services provided. The MDT Board recommends that shareholders approve the New Investment Management Agreement.

The MDT Board also believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but, rather, may enhance the Adviser’s facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the MDT Funds.

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Background

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On May 12, 2006, the Adviser announced that it had entered into the Purchase Agreement on May 11, 2006, and around this date, representatives of the Adviser informed the Independent Trustees about the proposed Acquisition. Once they learned of the proposed Acquisition, the Independent Trustees determined to retain independent legal counsel, from whom they then received a memorandum that addressed the basic legal framework of change of control transactions and reviewed their responsibilities and duties in connection with considering approval of the New Investment Management Agreement and the Interim Management Agreement. Under the direction of the Independent Trustees, on May 30, 2006, independent counsel provided Federated with a request for information, including information on Federated’s proposals to change the Trust’s service providers after the Closing of the Acquisition and to ultimately reorganize the MDT Funds into the Federated family of funds.

After receiving detailed written responses to this request, the MDT Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees made follow-up requests for information from the Adviser and Federated. They decided to further review the information received from Federated, as well as information provided in their follow-up requests, at an additional Board meeting they scheduled for July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the MDT Board, including the Independent Trustees, approved the New Investment Management Agreement and the Interim Investment Management Agreement and determined to recommend that shareholders approve the New Investment Management Agreement. Throughout the process, the Independent Trustees had the assistance of independent legal counsel, who advised them on, among other things, their duties and obligations.

In connection with its review, the MDT Board obtained substantial information regarding: the management of Federated, the history of Federated’s business and operations, and the future plans of Federated with respect to the MDT Funds. The MDT Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of the Adviser to become effective upon the Closing of the Acquisition. The MDT Board received a presentation in which representatives of Federated described plans for distributing the MDT Funds and the expense caps for each MDT Fund to which Federated had agreed for the benefit of MDT Fund shareholders.

The MDT Board also considered that Federated proposed to replace the Trust’s service providers following the Closing with new service providers, including affiliates of Federated as distributor and administrator. The MDT Board discussed with the Federated representatives certain factors to be considered when reviewing the proposed service provider changes, based on a memorandum from independent legal counsel.

The MDT Board also reviewed regulatory issues relating to Federated and its affiliates and had the opportunity to discuss these issues with Federated’s President and Chief Executive Officer.

In connection with their deliberations regarding the New Investment Management Agreement and the Interim Investment Management Agreement, the MDT Board noted Federated’s representation that the New Investment Management Agreement and the Interim Investment Management Agreement were the same in all material respects as the Previous Investment Management Agreements. Because the MDT Board determined that any differences between the Previous Investment Management Agreements and the New Investment Management Agreement and the Interim Investment Management Agreement were immaterial, the Trustees determined that much of their previous analysis in approving the Previous Investment Management Agreements applied to their review and consideration of the New Investment Management Agreement and the Interim Investment Management Agreement. Accordingly, the MDT Board took note of such prior analysis and supplemented it with the additional considerations noted below. No single factor was determinative in the MDT Board’s analysis. This summary describes the most important, but not all, of the factors considered by the MDT Board.

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1. Nature, Extent and Quality of Services

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The Adviser, its Personnel and its Resources. The MDT Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the anticipated impact of the Acquisition on the Adviser. The MDT Board considered Federated’s representation that it intends that the MDT Funds will continue to receive, without interruption, services of the scope and quality no less favorable than that currently provided by the Adviser under the Previous Investment Management Agreements, noting that certain key employees had agreed to enter into employment contracts with Federated and the Trust’s Chief Compliance Officer would remain until the Reorganizations are consummated; that it intends to maintain or enhance the Adviser’s facilities and organization; and that it intends to maintain the “MDT” brand identity and is committed to seeking to strengthen and enhance the brand through its distribution of the MDT Funds. The MDT Board also considered Federated’s commitment to provide the Adviser with investment management infrastructure, including research, technology and administration.

Other Services. The MDT Board considered that the Adviser’s policies, procedures and systems to ensure compliance would be supplemented by Federated, and that Federated would be more suited to assume the management and cost of, and responsibility for, risk associated with the quickly changing regulatory landscape. The MDT Board also considered the anticipated benefits to the MDT Funds from the distribution capabilities of Federated, including inflows of new funds and the resulting ability of the Adviser to actively invest rather than manage a static portfolio or disinvest because of redemptions.

Investment Performance. The MDT Board considered that the investment performance of the MDT Funds is not expected to materially change during the effective period of the Interim Investment Management Agreement and the New Investment Management Agreement, which is expected to be from the Closing until the completion of the Reorganizations.

The MDT Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited each MDT Fund and its shareholders and that the nature, extent and quality of services to be provided by the Adviser will continue to benefit each MDT Fund after the Acquisition.

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2. Advisory Fees and Total Expenses

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In considering the New Investment Management Agreement and the Interim Investment Management Agreement, the MDT Board noted Federated’s representation that the advisory fees and total expense ratios of each MDT Fund would be the same as the current advisory fees and net expense ratios of each MDT Fund, noting that the current contractual expense limit for each MDT Fund would continue during the terms of the New Investment Management Agreement and the Interim Investment Management Agreement and that Federated had agreed to continue the contractual expense limits for the two years following the Reorganizations as well. The MDT Board also noted Federated’s projections that voluntarily limits on the expenses of the MDT Tax Aware/All Cap Core Fund, the MDT Large Cap Growth Fund, the MDT Mid Cap Growth Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund, the MDT Small Cap Value Fund and the MDT Balanced Fund would result in expense ratios lower than the existing contractual expense limits of those MDT Funds during the effective period of the New Investment Management Agreement and the Interim Investment Management Agreement. The MDT Board concluded that the level of the fees to be charged by the Adviser during the effective period of the New Investment Management Agreement and the Interim Investment Management Agreement was appropriate.

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3. Adviser Costs, Level of Profits and Economies of Scale

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The MDT Board noted Federated’s representation that neither MDT Funds, nor any Fund, will bear any costs associated with the Acquisition and that such costs would be borne by Federated or the Adviser. The MDT Board also noted that in the Purchase Agreement, Federated agreed: (1) not to take and to use commercially reasonable efforts to cause its respective affiliates not to take, any action not contemplated by the Purchase Agreement that would, to Federated’s knowledge, have the effect, directly or indirectly, of causing the requirements of any provision of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisition and the Reorganizations; and (2) not to fail to take, and, after the Closing, to use commercially reasonable efforts to cause each of its respective affiliates to not fail to take, any action if the failure to take such action would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisitions and the Reorganizations. In that regard, Federated also agreed in the Purchase Agreement to conduct its business, and to use its commercially reasonable efforts to cause each of its affiliates to conduct their respective businesses, so as to assure that, insofar as within the control of Federated: (a) for a period of three years after the Closing, at least seventy-five percent (75%) of the members of the Board of Trustees of the Trust or any successor Federated Fund are not (A) “interested persons” of any investment adviser of the MDT Funds or any successor Federated Fund after the Closing or (B) “interested persons” of any investment adviser of the MDT Funds or any successor Federated Fund immediately prior to the Closing; and (b) for a period of two years after the Closing, there would not be imposed on any MDT Fund or any successor Federated Fund an “unfair burden” (as defined in Section 15(f) of the 1940 Act) as a result of the transactions contemplated by the Purchase Agreement, unless Federated or any of its affiliates obtains an order from the Securities and Exchange Commission exempting it from the provisions of Section 15(f) of the 1940 Act while still maintaining the “safe harbor” provided by Section 15(f) of the 1940 Act. The MDT Board also received information regarding the structure and manner in which the Adviser’s investment professionals will be compensated after the Acquisition. The Trustees noted that at their present asset size, breakpoints in each MDT Fund’s advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser’s agreement to limit expenses for each MDT Fund to the existing contractual limits for the effective period of the New Investment Management Agreement and the Interim Investment Management Agreement and for the acquiring Federated Funds for two years following the Reorganizations. The MDT Board also noted that the Adviser agreed to waive its right to reimbursement of any expenses paid on behalf of the MDT Funds in excess of their expense limits for periods after the Reorganizations, as well as Federated’s and certain of the other new service providers’ agreement to waive certain expenses during the term of the New Investment Management Agreement and the Interim Investment Management Agreement. The MDT Board concluded that each MDT Fund’s cost structure would be reasonable during the effective period of the New Investment Management Agreement and the Interim Investment Management Agreement.

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4. Ancillary Benefits

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The MDT Board considered a variety of other benefits received or to be received by the Adviser and Federated, including the greater name recognition of the Adviser and an increased product offering for Federated. The MDT Board determined that these benefits were reasonable.

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5. Conclusions

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Based on its review, including the consideration of each of the factors referred to above, the MDT Board concluded that the New Investment Management Agreement and the Interim Investment Management Agreement are fair and reasonable to each MDT Fund, that each MDT Fund’s shareholders will receive reasonable value in return for the advisory fees paid to the Adviser by the MDT Fund and that the approval of the New Investment Management Agreement and the Interim Investment Management Agreement was in the best interests of each MDT Fund. The MDT Board therefore also determined to recommend that shareholders approve the New Investment Management Agreement.

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Additional Information Regarding the Adviser

The Adviser manages approximately $6.8 billion in total assets, including $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006. The Adviser primarily uses a proprietary quantitative investment process to manage the assets. The Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

Listed below are the name, address and principal occupation of the principal executive officer and each Director of the Adviser.

Name	Title	Principal Occupation	Address

John B. Fisher	Principal Executive Officer	President and CEO of all	1001	Liberty Avenue,
	(President and CEO of	of Federated’s Advisory	Pittsburgh, PA	15222
	Federated MDTA LLC)	Companies
	and Director

J. Christopher Donahue*	Director	President and CEO of	1001	Liberty Avenue,
		Federated Investors Inc.	Pittsburgh, PA	15222

Thomas R. Donahue	Director	Chief Financial Officer of	1001	Liberty Avenue,
		Federated Investors Inc.	Pittsburgh, PA	15222

* Also an officer of the MDT Funds.

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For the fiscal year ended July 31, 2006, the Adviser earned and voluntarily waived the amounts indicated below with respect to the advisory services it provided to the MDT Funds pursuant to its advisory agreement with the MDT Funds and the investment advisory services it provided pursuant to the Previous Investment Management Agreements.

	Fiscal Year Ended July 31, 2006	Fiscal Year Ended July 31, 2006
MDT Fund	Fees Earned	Fees Waived

MDT All Cap Core Fund	$880,635	$55,328

MDT Tax Aware/All Cap Core Fund	$21,398	$21,398

MDT Large Cap Growth Fund	$2,936	$2,936

MDT Mid Cap Growth Fund	$2,700	$2,700

MDT Small Cap Core Fund	$4,124	$4,124

MDT Small Cap Growth Fund	$11,019	$11,019

MDT Small Cap Value Fund	$2,898	$2,898

MDT Balanced Fund	$562,720	$102,760

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Additional Information about Federated and its Affiliates

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Since July 17, 2006, Federated Securities Corp. (“FSC”) has served as the MDT Funds’ distributor. Also since July 17, 2006, Federated Administrative Services, Inc. (“FAS”) has served as administrator for the MDT Funds. For the fiscal year ended July 31, 2006, the MDT Funds paid the fees listed below to FSC and to FAS for their respective services. FSC and FAS are wholly-owned subsidiaries of Federated and affiliates of the Adviser and are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. It is anticipated that FSC and FAS will continue to serve as the distributor and administrator of the MDT Funds until the MDT Funds are reorganized in the Federated MDT Funds.

	Fees Paid to FSC for the Fiscal	Fees Paid to FSC for the Fiscal
	Year Ended July 31, 2006	Year Ended July 31, 2006
MDT Fund	Fees Earned	Fees Waived

MDT All Cap Core Fund	$28,890	—

MDT Tax Aware/All Cap Core Fund	$745	—

MDT Large Cap Growth Fund	$67	—

MDT Mid Cap Growth Fund	$12	—

MDT Small Cap Core Fund	$626	—

MDT Small Cap Growth Fund	$154	—

MDT Small Cap Value Fund	$83	—

MDT Balanced Fund	$1,659	—

	Fees Paid to FAS for the Fiscal	Fees Paid to FAS for the Fiscal
	Year Ended July 31, 2006	Year Ended July 31, 2006
MDT Fund	Fees Earned	Fees Waived

MDT All Cap Core Fund	$7,724	$(1,728)

MDT Tax Aware/All Cap Core Fund	$3,343	$(6,108)

MDT Large Cap Growth Fund	$24	$(9,427)

MDT Mid Cap Growth Fund	$14	$(9,437)

MDT Small Cap Core Fund	$111	$(9,341)

MDT Small Cap Growth Fund	$32	$(9,420)

MDT Small Cap Value Fund	$43	$(9,408)

MDT Balanced Fund	$198	$(9,253)

The Adviser is a majority-owned subsidiary of Federated MDTA Trust, which is a wholly-owned subsidiary of FII Holdings, Inc., which is a wholly-owned subsidiary of Federated. Federated owns 100% of FII Holdings, Inc.’s voting securities and FII Holdings, Inc. owns 100% of Federated MDTA Trust’s voting securities and MDTA Trust owns 88.6% of the Adviser’s limited liability interests. The addresses for the aforementioned are as follows:

Federated Investors, Inc.’s (the Parent Company of FII Holdings, Inc.) address is:
1001 Liberty Ave.
Pittsburgh, PA 15222

FII Holdings, Inc.’s (the Parent Company of Federated MDTA Trust) address is:
103 Springer Building
3411 Silverside Rd.
Wilmington, DE 19810

Federated MDTA Trust’s (the Parent Company of the Adviser) address is:
1001 Liberty Ave.
Pittsburgh, PA 15222

The Adviser and other subsidiaries of Federated advise approximately 140 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $210.5 billion in assets as of June 30, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

The Adviser’s Investment Management Agreement

The Adviser is responsible for the purchase and sale of portfolio instruments for the MDT Funds. The Adviser is currently the investment adviser for the MDT Funds. The Adviser is also the investment manager to the Federated Funds which have substantially similar investment objectives and strategies as the MDT Funds. The Federated Funds were created solely for the purpose of effecting the Reorganizations described in this proxy statement. Accordingly, the Adviser will receive substantially the same fees from the Federated Funds as it did for the MDT Funds. However, in the case of the Federated MDT Tax Aware/All Cap Core Fund, Federated MDT Small Cap Core Fund, Federated Small Cap Growth Fund and Federated MDT Small Cap Value Fund, it will receive lower fees as noted below:

MDT FUNDS	ADVISORY FEE	FEDERATED FUNDS	ADVISORY FEE

MDT All Cap Core Fund	0.75%	Federated MDT All Cap Core Fund	0.75%

MDT Tax Aware/All Cap Core Fund	1.00%	Federated MDT Tax Aware/	0.90%
		All Cap Core Fund

MDT Large Cap Growth Fund	0.75%	Federated MDT Large Cap	0.75%
		Growth Fund

MDT Mid Cap Growth Fund	0.90%	Federated MDT Mid Cap	0.90%
		Growth Fund

MDT Small Cap Core Fund	1.25%	Federated MDT Small Cap	1.15%
		Core Fund

MDT Small Cap Growth Fund	1.25%	Federated MDT Small Cap	1.15%
		Growth Fund

MDT Small Cap Value Fund	1.25%	Federated MDT Small Cap	1.15%
		Value Fund

MDT Balanced Fund	0.75%	Federated MDT Balanced Fund	0.75%

If the shareholders of any MDT Fund fail to approve the New Investment Management Agreement as provided herein, the Adviser may continue to serve hereunder under the Interim Investment Management Agreement but only to the extent permitted by the 1940 Act and the rules and regulations thereunder.

THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT

PROPOSAL II:

To approve or disapprove the Plans of Reorganization pursuant to which the Federated Funds would acquire all the assets of the MDT Funds in exchange for shares of the Federated Funds.

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REASONS FOR THE PROPOSED REORGANIZATIONS

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The Reorganizations are being proposed in conjunction with the sale by the Adviser of its advisory business to Federated. The Reorganizations of the MDT Funds would give their shareholders the opportunity to participate in a significantly larger fund family with substantially similar investment objectives and strategies. Federated MDT Series is a newly organized registered investment company consisting of eight portfolios. Federated MDT Series and its series portfolios were established solely for the purpose of effecting the Reorganizations and continuing the investment programs of the MDT Funds.

Shareholders of each MDT Fund will vote separately on each Reorganization, and shareholder approval of one Reorganization is not a condition for the consummation of the other Reorganizations. The MDT Board has voted to recommend to shareholders of each MDT Fund the approval of the Plans whereby (a) Federated MDT All Cap Core Fund would acquire all of the assets of MDT All Cap Core Fund in exchange for Federated MDT All Cap Core Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT All Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT All Cap Core Fund; (b) Federated MDT Tax Aware/All Cap Core Fund would acquire all of the assets of MDT Tax Aware/All Cap Core Fund in exchange for Federated MDT Tax Aware/All Cap Core Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Tax Aware/All Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT Tax Aware/All Cap Core Fund; (c) Federated MDT Large Cap Growth Fund would acquire all of the assets of MDT Large Cap Growth Fund in exchange for Federated MDT Large Cap Growth Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Large Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Large Cap Growth Fund; (d) Federated MDT Mid Cap Growth Fund would acquire all of the assets of MDT Mid Cap Growth Fund in exchange for Federated MDT Mid Cap Growth Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Mid Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Mid Cap Growth Fund; (e) Federated MDT Small Cap Core Fund would acquire all of the assets of MDT Small Cap Core Fund in exchange for Federated MDT Small Cap Core Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Core Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Core Fund; (f) Federated MDT Small Cap Growth Fund would acquire all of the assets of MDT Small Cap Growth Fund in exchange for Federated MDT Small Cap Growth Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Growth Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Growth Fund; (g) Federated MDT Small Cap Value Fund would acquire all of the assets of MDT Small Cap Value Fund in exchange for Federated MDT Small Cap Value Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Small Cap Value Fund to its shareholders in complete liquidation and dissolution of MDT Small Cap Value Fund; and (h) Federated MDT Balanced Fund would acquire all of the assets of MDT Balanced Fund in exchange for Federated MDT Balanced Fund’s Class A Shares, Class C Shares and Institutional Shares to be distributed pro rata by MDT Balanced Fund to its shareholders in complete liquidation and dissolution of MDT Balanced Fund. As a result of the Reorganizations, each shareholder of an MDT Fund will become the owner of the applicable Federated Fund Shares having a total NAV equal to the total NAV of his or her holdings in the applicable MDT Fund on the date of the Reorganizations, i.e., the Closing Date.

The Adviser has recommended, and the MDT Board has approved, the Reorganizations of the MDT Funds into the acquiring Federated Funds. Federated and the Adviser are making every effort to make the Reorganizations a seamless transaction for shareholders. DR. DAVID M. GOLDSMITH, THE CURRENT PORTFOLIO MANAGER OF THE MDT FUNDS WILL CONTINUE TO BE RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF THE FEDERATED MDT FUNDS PURSUANT TO AN EMPLOYMENT CONTRACT WITH FEDERATED. However, a new portfolio manager is being appointed with respect to the fixed income portion of the Federated MDT Balanced Fund. For more information on the portfolio manager of the Federated MDT Funds, please see “Summary – Portfolio Management Information.” In addition, it is expected that the current team of investment professionals at the Adviser will also continue to serve the Federated MDT Funds as Federated employees.

In considering the proposed Reorganizations, the MDT Board took into consideration a number of factors, including, among others: (1) the terms and conditions of the Reorganizations, including the anticipated tax-free nature of the Reorganizations; (2) the similarities in the investment programs of the MDT Funds and the Federated Funds; (3) the historical expense ratios of the MDT Funds and the projected pro forma estimated expense ratios of the Federated Funds; and (4) the reputation, experience and resources of Federated.

The MDT Board, including the Independent Trustees, has concluded that the Reorganizations would be in the best interest of each MDT Fund, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations.

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At the time of the Reorganizations, the NAV of each MDT Fund’s shares will be determined in accordance with the procedures described in the corresponding Federated Fund’s Prospectus and Statement of Additional Information, and in accordance with the Federated Fund’s valuation procedures. However, as of July 17, 2006, both the MDT Funds and the Federated Funds utilize the same valuation procedures.

Tax Consequences

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As a condition to each Reorganization, the Federated Fund and the corresponding MDT Fund each will receive an opinion of counsel that the Reorganizations will be considered tax-free “Reorganizations” under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by the Federated Fund, the corresponding MDT Fund or the MDT Fund’s shareholders. The tax basis of the Federated Fund Shares received by the applicable MDT Fund’s shareholders will be the same as the tax basis of their shares in the applicable MDT Fund.

If shareholders of a MDT Fund fail to approve a Reorganization, such MDT Fund will not be reorganized and the MDT Board will consider other alternatives for the MDT Fund.

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THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF EACH REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

Federated MDT All Cap Core Fund – MDT All Cap Core Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

Both Funds pursue their investment objective by investing primarily in common stock of U.S. companies. In addition, both Funds utilize a whole market, all-cap/all-style strategy that allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. And, secondly, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Adviser’s qualitative process views as opportunities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.

Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.

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  Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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While the risks of the Funds do not materially differ, the Federated Fund has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

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Federated MDT Tax Aware All Cap Core Fund – MDT Tax Aware/All Cap Core Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks long-term capital appreciation, while seeking to minimize the impact of taxes.

Both Funds pursue their investment objective by investing primarily in common stock of U.S. companies. In addition, both Funds utilize a whole market, tax aware, all-cap/all-style strategy that, allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. And, secondly, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Process views as opportunities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.

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The Funds take into account the tax consequences of a transaction when deciding whether or not to purchase or sell a security in a Fund. For example, the Funds may defer selling a holding that it may have otherwise sold if the unrealized short-term gain in the holding will shortly become a long-term gain for tax purposes. Other tax considerations include the benefits of deferring taxes to the next calendar year and selling a security with a short-term unrealized loss shortly before it becomes a long-term loss.

Individual stocks are selected for inclusion in the Funds based upon the quantitative model’s stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation measures (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing a Fund towards those stocks which have less trading costs. The Adviser’s process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.
  Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and midsize companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Tax Risk, which relates to managing the Fund for after-tax returns which may hurt the Fund’s performance given that the Fund’s investment strategy considers tax consequences in making investment decisions.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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While the risks of the Funds do not materially differ, the Federated Funds has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Fund invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

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Federated MDT Large Cap Growth Fund – MDT Large Cap Growth Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

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Both Funds pursue their investment objective by investing primarily in common stock of large sized U.S. companies. In addition, both Funds utilize a large cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of large-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser selects most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of the 1,000 largest U.S. companies by market capitalization. As of June 30, 2006, companies in the Russell 1000 Growth Index ranged in market capitalization from $1.7 billion to $371 billion.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Large Sized Companies Risks, which relates to the ability of larger, more established companies being unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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While the risks of the Funds do not materially differ, the Federated Funds has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

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Federated MDT Mid Cap Growth Fund – MDT Mid Cap Growth Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

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Both Funds pursue their investment objective by investing primarily in common stock of medium sized U.S. companies. In addition, both Funds utilize a mid cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of mid-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. The Adviser for both Funds selects most of its investments from companies listed in the Russell MidCap Growth Index. The Index that measures the performance of those companies with a higher price-to-book ratio and higher forecasted growth values within the mid-cap segment of the U.S. equity universe which includes the 800 smallest companies by market capitalization within the Russell 1000 Index (an index that includes the 1,000 largest U.S. companies by market capitalization). As of June 30, 2006, companies in the Russell MidCap Growth Index ranged in market capitalization from $2 billion to $15 billion.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Medium Sized Companies Risks. The Fund may invest in midsize companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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While the risks of the Funds do not materially differ, the Federated Funds has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Small Company Risks. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, and limited access to capital, they may be more likely to fail than larger companies.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

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Federated MDT Small Cap Core Fund – MDT Small Cap Core Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

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Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap core strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. The Funds considers small-cap companies to be companies of a size similar to companies listed in the Russell 2000 Index. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser in both Funds selects most of its investments from companies listed in the Russell 2000 which Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of June 30, 2006, companies in the Russell 2000 Index had a market capitalization range of $83 million to $2.3 billion.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Small Sized Companies Risks. Because the Fund invests at least 80% of their net assets in stock of small-cap companies, the Fund will be subject to the risks of investing in small companies. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital; they may be more likely to fail than larger companies.
  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when they want to.

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  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

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Federated MDT Small Cap Growth Fund – MDT Small Cap Growth Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

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Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap growth strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser for both Funds selects most of its investments from companies listed in the Russell 2000 Growth Index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. As of June 30, 2006, companies in the Russell 2000 Growth Index ranged in market capitalization from $83 million to $371 billion.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Small Sized Companies Risks. Because the Fund invests at least 80% of its net assets in stock of small-cap companies, the Funds will be subject to the risks of investing in small companies. The smaller companies in which the Funds may invest may have unproven track records, a limited product or service base and limited access to capital; they may be more likely to fail than larger companies.
  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

While the risks of the Funds do not materially differ, the Federated Funds has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.

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Federated MDT Small Cap Value Fund – MDT Small Cap Value Fund

The investment objectives of the Federated Fund and the MDT Fund are identical. Each Fund seeks to provide long-term capital appreciation.

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Both Funds pursue their investment objective by investing primarily in common stock of small sized U.S. companies. In addition, both Funds utilize a small cap value strategy that under normal market conditions will invest at least 80% of their net assets in stocks of small-cap companies. And, secondly, each portfolio is constructed from the bottom up and takes into consideration profit trends, earnings risk, and company valuation. Additionally, the Adviser selects most of its investments from companies listed in the Russell 2000 Value Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 200 Value Index Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. As of June 30, 2006, companies in the Russell 2000 Value Index ranged in market capitalization from $83 million to $2.3 billion.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.

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  Small Sized Companies Risks. Because the Fund invests at least 80% of its net assets in stock of small-cap companies, the Funds will be subject to the risks of investing in small companies. The smaller companies in which the Funds may invest may have unproven track records, a limited product or service base and limited access to capital; they may be more likely to fail than larger companies.
  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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  Risks of Investing in Derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.

While the risks of the Funds do not materially differ, the Federated Funds also has chosen to add the following risk disclosure:

  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

The Federated Fund is permitted to invest in exchange traded funds as part of its principal investment strategies while the MDT Fund is permitted to invest in exchange traded funds as part of its non-principal strategies. Therefore, the Federated Fund may be subject to the risks of investing in exchange traded funds to a greater extent than the MDT Fund.

  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.

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Federated MDT Balanced Fund – MDT Balanced Fund

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The investment objectives of the Federated Fund and the MDT Fund are substantially similar. The MDT Fund seeks to provide long-term growth through capital appreciation and income, while the Federated Fund seeks to provide the possibility of long-term growth of capital and income.

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Both Funds pursue their investment objective by diversifying their portfolios over many categories of assets available for investment including, fixed-income and equity, domestic and foreign, growth and value. And, secondly, each portfolio, under normal circumstances, will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. Additionally, the Adviser selects most of its investments from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization.

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Each Fund’s domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, with most investments selected from companies listed in the Russell 3000® Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.

Individual stocks are selected for inclusion in the Funds based upon the Optimum Q’s stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing the Fund towards those stocks which have less trading costs. The Adviser’s process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

With respect to the fixed-income securities allocation, each Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Funds may invest a portion of their portfolio in noninvestment-grade, fixed income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The Adviser seeks to enhance the performance of the Fund’s fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser’s continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield “spread” of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security’s projected spread is then weighed against the security’s current spread, credit risk and risk of prepayment in order to complete the analysis. Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The noninvestment grade securities in which the Funds invest, are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Funds.

When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and incur additional expenses. Therefore, any investments by a Fund in other funds is subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Because the Federated Fund will have the same investment program as the MDT Fund, the principal risks of the Federated Fund will be the same as those of the MDT Fund. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to each Fund.

  Stock Market Risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time.
  Management Risk, which relates to the Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities that may prove to be incorrect.
  Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and midsize companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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  Foreign Securities Risks, which expose the Fund’s Share price to foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case for a domestic security.
  Call Risk, which occur during periods of declining interest rates and may cause a bond issuer to “call” or repay their high yielding bonds prior to their maturity dates.
  Prepayment risks, which occur when homeowners prepay their mortgages in response to lower interest rates.
  Credit risk, which occurs when there is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk, which relates to the inverse relationship of prices of fixed income securities and how they fall when interest rates rise.

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  Portfolio Turnover Risk, which is the result of active trading of its portfolio securities to achieve its investment goals which could result in a high portfolio turnover rate.

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  Noninvestment Grade Securities Risks, which relates to securities that are rated below investment grade and how they may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.

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  Other Investment Companies Risks, which causes a shareholder to indirectly bear fees, expenses and the principal risks of the underlying funds in which the Fund may invest.

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  Liquidity Risks. The securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities.

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  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
  Risks of Investing in Derivative Contracts. The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this Prospectus/Proxy statement such as, credit, liquidity and leverage risks. The Fund’s use of derivatives may also increase the taxable distributions to shareholders.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

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  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.

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While the risks of the Funds do not materially differ, the Federated Funds has chosen to add the following risk disclosure:

  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Investment Limitations – Each Federated Fund and MDT Fund

In addition to the objectives and policies set forth above, each Fund is subject to certain fundamental investment limitations which may not be changed without shareholder approval. The fundamental limitations for the MDT Funds and the Federated Funds are generally similar; however, you may want to note these differences:

  With regard to the limitation on real estate, the Federated Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
  With regard to the limitation on lending, the MDT Funds may loan money to other MDT Funds in accordance with the terms of any applicable rule or regulation or an exemptive order removing the current prohibitions that exist under the 1940 Act.
  With regard to the limitation on borrowing, the MDT Funds may borrow money from other Funds within the MDT Fund Family in accordance with the terms of any applicable rule or regulation that may permit such practice or exemptive order removing the current prohibitions that exist under the 1940 Act.
  The MDT Funds do not disclose a fundamental limitation on investing in commodities.
  The Federated Funds do not have a fundamental limitation on investing in other investment companies.

The chart below compares the fundamental investment limitations of the MDT Funds and the Federated Funds.

MDT FUNDS	FEDERATED FUNDS

Real Estate	Real Estate
The Fund may not purchase or otherwise acquire interests	The Fund may not purchase or sell real estate, provided that
in real estate, real estate mortgage loans or interests therein,	this restriction does not prevent the Fund from investing in
except that the Fund may purchase securities issued by issu-	issuers which invest, deal, or otherwise engage in transac-
ers, including real estate investment trusts, which invest in	tions in real estate or interests therein, or investing in secu-
real estate or interests therein.	rities that are secured by real estate or interests therein. The
Fund may exercise its rights under agreements relating to
such securities, including the right to enforce security
interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an
orderly manner.

Lending	Lending
The Fund may not make loans if, as a result, more than	The Fund may not make loans, provided that this restric-
33 1/3% of the Fund’s total assets would be loaned to other	tion does not prevent the Fund from purchasing debt
parties, except that the Fund may (i) purchase or hold debt	obligations, entering into repurchase agreements, lending
instruments in accordance with its investment objective and	its assets to broker/dealers or institutional investors and
policies; (ii) enter into repurchase agreements; (iii) lend its	investing in loans, including assignments and participation
securities (iv) loan money to other Funds within the Trust	interests.
in accordance with the terms of any applicable rule or reg-
ulation that may permit such practice (inter-fund lending is currently prohibited under the 1940 Act) or an exemptive
order (granted directly to the Fund) removing the current
prohibitions that exist under the 1940 Act.

Underwriting	Underwriting
The Fund may not act as an underwriter except to the	The Fund may not underwrite the securities of other
extent the Fund may be deemed to be an underwriter	issuers, except that the Fund may engage in transactions
when disposing of securities it owns or when selling	involving the acquisition, disposition or resale of its portfo-
its shares.	lio securities, under circumstances where it may be consid-
ered to be an underwriter under the Securities Act of 1933.

Senior Securities	Issuing Senior Securities
The Fund may not issue senior securities, except that this	The Fund may issue senior securities to the maximum
restriction shall not be deemed to prohibit the Fund from	extent permitted under the 1940 Act.
(i) making any permitted borrowings, loans, mortgages, or
pledges, (ii) entering into options, future contracts, forward contracts, repurchase transactions or reverse repurchase
transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order
thereunder, or SEC staff interpretation thereof.

Borrowing	Borrowing Money
The Fund may not borrow money in an amount exceeding	The Fund may borrow money, directly or indirectly, and
33 1/3% of the value of the Fund’s total assets, provided that	issue senior securities to the maximum extent permitted
the Fund may borrow money from other funds within the	under the 1940 Act.
Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund bor-
rowing is currently prohibited under the 1940 Act) or
exemptive order (granted directly to the Fund) removing
the current prohibitions that exist under the 1940 Act.

Concentration	Concentration (MDT All Cap Core Fund, MDT Tax
The Fund may not concentrate its investments in any one	Aware/All Cap Core Fund, MDT Mid Cap Growth Fund,
industry or sector if, as a result, 25% or more of a Fund’s	MDT Small Cap Growth Fund, MDT Small Cap Value
assets will be invested in such industry or sector. This	Fund and MDT Balanced Fund only)
restriction, however, does not limit the Fund from investing	The Fund will not make investments that will result in the
in obligations issued or guaranteed by the U.S. government,	concentration of its investments in the securities of issuers
or its agencies or instrumentalities.	primarily engaged in the same industry. Government secu-
rities, municipal securities and bank instruments will not be deemed to constitute an industry.
Accompanying Non-Fundamental Language
Investments in bank instruments, and investments in certain
industrial development bonds funded by activities in a sin-
gle industry, will be deemed to constitute investment in an
industry, except when held for temporary defensive pur-
poses. For purposes of the above limitation, the Fund con-
siders certificates of deposit and demand and time deposits
issued by a U.S. branch of a domestic bank or savings asso-
ciation having capital, surplus and undivided profits in
excess of $100,000,000 at the time of investment to be
“cash items” and “bank instruments.”

Concentration (MDT Large Cap Growth Fund and
MDT Small Cap Core Fund only)
The Fund will not make investments that will result in the
concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of
this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any
SEC staff interpretation thereof. Government securities,
and municipal securities will not be deemed to constitute
an industry.

Investing in Other Investment Companies	Investing in Securities of
The Fund may not invest in other investment companies	Other Investment Companies
except as permitted by the 1940 Act.	The Fund may invest its assets in securities of other invest-
ment companies, including the securities of affiliated
money market funds, as an efficient means of carrying out
its investment policies and managing its uninvested cash.
These other investment companies are managed indepen-
dently of the Fund and incur additional expenses. There-
fore, any such investment by the Fund may be subject to
duplicate expenses. However, the Adviser believes that the
benefits and efficiencies of this approach should outweigh
the additional expenses. The Fund is prohibited from
investing in other registered investment companies in reli-
ance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Diversification of Investments	Diversification of Investments
As a principal strategy, each Fund may not purchase the	With respect to securities comprising 75% of the value of
securities of any one issuer (other than the U.S. govern-	its total assets, the Fund will not purchase securities of any
ment or any of its agencies or instrumentalities or securities	one issuer (other than cash; cash items; securities issued or
of other investment companies) if immediately after such	guaranteed by the government of the United States or its
investment (a) more than 5% of the value of the Fund’s total	agencies or instrumentalities and repurchase agreements
assets would be invested in such issuer or (b) more than	collateralized by such U.S. government securities; and
10% of the outstanding voting securities of such issuer	securities of other investment companies) if, as a result,
would be owned by the Fund, except that up to 25% of the	more than 5% of the value of its total assets would be
value of the Fund’s total assets may be invested without	invested in the securities of that issuer, or the Fund would
regard to such 5% and 10% limitations.	own more than 10% of the outstanding voting securities of
that issuer.

The MDT Funds have no corresponding	Investing in Commodities
fundamental investment limitation on investing in	The Fund may not purchase or sell physical commodities,
commodities.	provided that the Fund may purchase securities of compa-
nies that deal in commodities.

COMPARATIVE FEE TABLES

The Federated Funds and the MDT Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by Class A Shares, Class C Shares and Institutional Shares of the MDT Funds and the Federated Funds and pro forma fees for the Federated Funds after giving effect to the Reorganizations.

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MDT All Cap Core Fund (Class A Shares) – Federated MDT All Cap Core Fund (Class A Shares)

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This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of Federated MDT All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.50%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.50% through November 2006.

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		Federated MDT All
	MDT All Cap	Cap Core Fund –
Shareholder Fees	Core Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	0.25%	0.25%[4]

Other Expenses	0.54%[5]	0.53%[6]

Total Annual Fund Operating Expenses	1.54%[7]	1.53%

Fee Waivers and/or Expense Reimbursement (contractual)	0.04%	0.03%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.50%	1.50%[3]

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1	The MDT All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor expects to waive certain amounts. This is shown below along with the net expenses the MDT All Cap Core Fund and the Federated MDT All Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.22%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	1.50%	1.28%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT All Cap Core Fund to not more than 1.50% of its average daily net assets. Any waiver by the other service providers that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

4	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

5	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

6	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 1.50% of average net assets of the MDT All Cap Core Fund through November 30, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.50% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT All Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.50%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.50% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT All Cap Core Fund
	MDT All Cap Core Fund	Pro Forma Combined

1 Year	$ 694	$ 694

3 Years	$1,006	$1,000

5 Years	$1,340	$1,332

10 Years	$2,280	$2,267

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MDT All Cap Core Fund (Class C Shares) – Federated MDT All Cap Core Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of the Federated MDT All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.25% through November 2006.

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		Federated MDT All
	MDT All Cap	Cap Core Fund –
Shareholder Fees	Core Fund –	Class C Shares Pro
Fees Paid Directly From Your Investment	Class C Shares	Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	0.54%[4]	0.53%[5]

Total Annual Fund Operating Expenses	2.29%[6]	2.03%

Fee Waivers and/or Expense Reimbursement (contractual)	0.04%	0.00%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.25%	2.03%[3]

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1	The MDT All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT All Cap Core Fund to not more than 2.25% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT All Cap Core Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.25% of average net assets of the MDT All Cap Core Fund through November 30, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

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For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.25% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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		Federated MDT All Cap Core Fund
	MDT All Cap Core Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 328	$ 404

3 Years	$ 712	$ 730

5 Years	$1,222	$1,182

10 Years	$2,622	$2,435

Expenses assuming no redemption:

1 Year	$ 228	$ 304

3 Years	$ 712	$ 730

5 Years	$1,222	$1,182

10 Years	$2,622	$2,435

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

MDT All Cap Core Fund (Institutional Shares) – Federated MDT All Cap Core Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT All Cap Core Fund, restated to reflect the fee structure of the Federated MDT All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.25% through November 2006.

Federated MDT All
	MDT All	Cap Core Fund –
Shareholder Fees	Cap Core Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	0.54%[4]	0.28%[5]

Total Annual Fund Operating Expenses	1.29%[6]	1.03%

Fee Waivers and/or Expense Reimbursement (contractual)	0.04%	0.00%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.25%	1.03%[3]

1	The MDT All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT All Cap Core Fund to not more than 1.25% of its average daily net assets. This commitment will expire in November, 2008.

4	“Other Expenses” include custodian, administration, transfer agency and other customary Fund expenses. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.25% of average net assets of the MDT All Cap Core Fund through November 30, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.


For the MDT All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.25% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Federated MDT All Cap Core Fund
	MDT All Cap Core Fund	Pro Forma Combined

1 Year	$ 127	$ 105

3 Years	$ 405	$ 328

5 Years	$ 704	$ 569

10 Years	$1,553	$1,259

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

MDT Tax Aware/All Cap Core Fund (Class A Shares) – Federated MDT Tax Aware/All Cap Core Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Tax Aware/All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of the MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of Federated MDT Tax Aware/All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

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		Federated MDT
		Tax Aware/All
	MDT Tax Aware/	Cap Core Fund –
Shareholder Fees	All Cap Core Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.00%	0.90%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	1.31%[7]

Total Annual Fund Operating Expenses	3.59%[8]	2.46%

Fee Waivers and/or Expense Reimbursement (contractual)	1.54%	0.41%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]


1	The MDT Tax Aware/All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Tax Aware/All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive certain amounts. This is shown below along with the net expenses the MDT Tax Aware/All Cap Core Fund and the Federated MDT Tax Aware/All Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.40%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.65%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Tax Aware/All Cap Core Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.07% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

4	The MDT Tax Aware/All Cap Core Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Tax Aware/All Cap Core Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Tax Aware/All Cap Core Fund’s Class A Shares (after the anticipated waiver) are expected to be 1.22% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 2.05% of average net assets of the MDT Tax Aware/All Cap Core Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Tax Aware/All Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Tax Aware/All Cap Core Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.65%. However, because the waivers were not in effect for most of the MDT Tax Aware/All Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.


Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Tax Aware/All Cap Core Fund
	MDT Tax Aware/All Cap Core Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,455	$1,184

5 Years	$2,184	$1,703

10 Years	$4,097	$3,120

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MDT Tax Aware/All Cap Core Fund (Class C Shares) – Federated MDT Tax Aware/All Cap Core Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Tax Aware/All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of the Federated MDT Tax Aware/All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.


		Federated MDT
		Tax Aware/All
	MDT Tax Aware/	Cap Core Fund –
Shareholder Fees	All Cap Core Fund –	Class C Shares
Fees Paid Directly From Your Investment	Class C Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.00%	0.90%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	1.31%[5]

Total Annual Fund Operating Expenses	4.34%[6]	2.96%

Fee Waivers and/or Expense Reimbursement (contractual)	1.54%	0.16%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]


1	The MDT Tax Aware/All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Tax Aware/All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. This is shown below along with the net expenses the MDT Tax Aware/All Cap Core Fund and the Federated MDT Tax Aware/All Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.40%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.40%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Tax Aware/All Cap Core Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.07% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Tax Aware/All Cap Core Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Tax Aware/All Cap Core Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Tax Aware/All Cap Core Fund’s Class C Shares (after the anticipated waiver) are expected to be 1.22% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Tax Aware/All Cap Core Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Tax Aware/All Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Tax Aware/All Cap Core Fund’s Class C Shares current. The total Annual Operating Expenses (after waivers/reimbursements) are 2.40%. However, because the waivers were not in effect for most of the MDT Tax Aware/All Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.


Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Tax Aware/All Cap Core Fund
	MDT Tax Aware/All Cap Core Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 383	$ 380

3 Years	$1,176	$ 971

5 Years	$2,081	$1,608

10 Years	$4,396	$3,320

Expenses assuming no redemption:

1 Year	$ 283	$ 280

3 Years	$1,176	$ 971

5 Years	$2,081	$1,608

10 Years	$4,396	$3,320


MDT Tax Aware/All Cap Core Fund (Institutional Shares) – Federated MDT Tax Aware/All Cap Core Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Tax Aware/All Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Tax Aware/All Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Tax Aware/All Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Tax Aware/All Cap Core Fund, restated to reflect the fee structure of the Federated MDT Tax Aware/All Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Tax Aware/All Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

Federated MDT
Tax Aware/All
	MDT Tax Aware/All	Cap Core Fund –
Shareholder Fees	Cap Core Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.00%	0.90%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	1.06%[5]

Total Annual Fund Operating Expenses	3.34%[6]	1.96%

Fee Waivers and/or Expense Reimbursement (contractual)	1.54%	0.16%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

1	The MDT Tax Aware/All Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Tax Aware/All Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts. This is shown below along with the net expenses the MDT Tax Aware/All Cap Core Fund and the Federated MDT Tax Aware/All Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers of Fund Expenses (voluntary)	0.00%	0.40%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.80%	1.40%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Tax Aware/All Cap Core Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.07% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Tax Aware/All Cap Core Fund (after all waivers/reimbursement) is expected to be 0.43% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Tax Aware/All Cap Core Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Tax Aware/All Cap Core Fund’s Institutional Shares (after the anticipated waiver) are expected to be 0.97% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Tax Aware/ All Cap Core Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Tax Aware/All Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Tax Aware/All Cap Core Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.80%. However, because the waivers were not in effect for most of the MDT Tax Aware/All Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Tax Aware/All Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Tax Aware/All Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Tax Aware/All Cap Core Fund
	MDT Tax Aware/All Cap Core Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 884	$ 578

5 Years	$1,608	$1,022

10 Years	$3,527	$2,254

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MDT Large Cap Growth Fund (Class A Shares) – Federated MDT Large Cap Growth Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Large Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

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		Federated MDT
		Large Cap
	MDT Large Cap	Growth Fund –
Shareholder Fees	Growth Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	2.24%[7]

Total Annual Fund Operating Expenses	3.34%[8]	3.24%

Fee Waivers and/or Expense Reimbursement (contractual)	1.29%	1.19%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]

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1	The MDT Large Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Large Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Large Cap Growth Fund and the Federated MDT Large Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Large Cap Growth Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Large Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	The MDT Large Cap Growth Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Large Cap Growth Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to reimburse 0.01% of certain operating expenses of the Federated MDT Large Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to also voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse additional operating expenses of the Federated MDT Large Cap Growth Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Large Cap Growth Fund’s Class A Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 2.05% of average net assets of the MDT Large Cap Growth Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Large Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Large Cap Growth Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. However, because the waivers were not in effect for most of the MDT Large Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Large Cap Growth Fund
	MDT Large Cap Growth Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,407	$1,236

5 Years	$2,090	$1,911

10 Years	$3,899	$3,705

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MDT Large Cap Growth Fund (Class C Shares) – Federated MDT Large Cap Growth Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Large Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.

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		Federated MDT
		Large Cap
	MDT Large Cap	Growth Fund –
Shareholder Fees	Growth Fund –	Class C Shares
Fees Paid Directly From Your Investment	Class C Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	2.24%[5]

Total Annual Fund Operating Expenses	4.09%[6]	3.74%

Fee Waivers and/or Expense Reimbursement (contractual)	1.29%	0.94%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]

1	The MDT Large Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Large Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Large Cap Growth Fund and the Federated MDT Large Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.25%

3	Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Large Cap Growth Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Large Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Large Cap Growth Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to reimburse 0.01% of certain operating expenses of the Federated MDT Large Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to also voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse additional operating expenses of the Federated MDT Large Cap Growth Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Large Cap Growth Fund’s Class C Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Large Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Large Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Large Cap Growth Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.25%. However, because the waivers were not in effect for most of the MDT Large Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Large Cap Growth Fund
	MDT Large Cap Growth Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 383	$ 380

3 Years	$1,127	$1,024

5 Years	$1,986	$1,820

10 Years	$4,203	$3,898

Expenses assuming no redemption:

1 Year	$ 283	$ 280

3 Years	$1,127	$1,024

5 Years	$1,986	$1,820

10 Years	$4,203	$3,898

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MDT Large Cap Growth Fund (Institutional Shares) – Federated MDT Large Cap Growth Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Large Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Large Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Large Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Large Cap Growth Fund, restated to reflect the fee structure of Federated MDT Large Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Large Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Large Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

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Federated MDT
	MDT Large Cap	Large Cap
	Growth Fund	Growth Fund –
Shareholder Fees	Institutional	Institutional Shares
Fees Paid Directly From Your Investment	Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	1.99%[5]

Total Annual Fund Operating Expenses	3.09%[6]	2.74%

Fee Waivers and/or Expense Reimbursement (contractual)	1.29%	0.94%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

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1	The MDT Large Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Large Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Large Cap Growth Fund and the Federated MDT Large Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	1.80%	1.25%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Large Cap Growth Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Large Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Large Cap Growth Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to reimburse 0.01% of certain operating expenses of the Federated MDT Large Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to also voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain additional expenses of the Federated MDT Large Cap Growth Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Large Cap Growth Fund’s Institutional Shares (after the anticipated waivers/reimbursement) are expected to be 1.25% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Large Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Large Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Large Cap Growth Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.25%. However, because the waivers were not in effect for most of the MDT Large Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Large Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Large Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Large Cap Growth Fund
	MDT Large Cap Growth Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 833	$ 634

5 Years	$1,508	$1,247

10 Years	$3,312	$2,902

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MDT Mid Cap Growth Fund (Class A Shares) – Federated MDT Mid Cap Growth Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Mid Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

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		Federated MDT Mid
	MDT Mid Cap	Cap Growth Fund –
Shareholder Fees	Growth Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.90%	0.90%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	2.24%[7]

Total Annual Fund Operating Expenses	3.49%[8]	3.39%

Fee Waivers and/or Expense Reimbursement (contractual)	1.44%	1.34%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]

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1	The MDT Mid Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Mid Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Mid Cap Growth Fund and the Federated MDT Mid Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Mid Cap Growth Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Mid Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	The MDT Mid Cap Growth Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Mid Cap Growth Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to also reimburse 0.01% of certain operating expenses of the Federated MDT Mid Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain additional expenses of the Federated MDT Mid Cap Growth Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Mid Cap Growth Fund’s Class A Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 2.05% of average net assets of the Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Mid Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Mid Cap Growth Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. However, because the waivers were not in effect for most of the MDT Mid Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Mid Cap Growth Fund
	MDT Mid Cap Growth Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,436	$1,246

5 Years	$2,146	$1,951

10 Years	$4,018	$3,813

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MDT Mid Cap Growth Fund (Class C Shares) – Federated MDT Mid Cap Growth Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Mid Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by MDTA LLC to limit total operating expenses to not more than 2.80% through Novem-ber 2006.

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		Federated MDT Mid
	MDT Mid Cap	Cap Growth Fund –
Shareholder Fees	Growth Fund –	Class C Shares
Fees Paid Directly From Your Investment	Class C Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.90%	0.90%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	2.24%[5]

Total Annual Fund Operating Expenses	4.24%[6]	3.89%

Fee Waivers and/or Expense Reimbursement (contractual)	1.44%	1.09%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]

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1	The MDT Mid Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Mid Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Mid Cap Growth Fund and the Federated MDT Mid Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.25%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Mid Cap Growth Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Mid Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Mid Cap Growth Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to also reimburse 0.01% of certain additional expenses of the Federated MDT Mid Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Federated MDT Mid Cap Growth Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Mid Cap Growth Fund’s Class C Shares (after the anticipated waivers/reimbursement) are expected to be 1.50% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Mid Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Mid Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Mid Cap Growth Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.25%. However, because the waivers were not in effect for most of the MDT Mid Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Mid Cap Growth Fund
	MDT Mid Cap Growth Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 383	$ 380

3 Years	$1,156	$1,033

5 Years	$2,043	$1,859

10 Years	$4,319	$4,004

Expenses assuming no redemption:

1 Year	$ 283	$ 280

3 Years	$1,156	$1,033

5 Years	$2,043	$1,859

10 Years	$4,319	$4,004

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MDT Mid Cap Growth Fund (Institutional Shares) – Federated MDT Mid Cap Growth Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Mid Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Mid Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Mid Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Mid Cap Growth Fund, restated to reflect the fee structure of Federated MDT Mid Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Mid Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Mid Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

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	MDT Mid Cap	Federated MDT Mid
	Growth Fund –	Cap Growth Fund –
Shareholder Fees	Institutional	Institutional Shares
Fees Paid Directly From Your Investment	Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.90%	0.90%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	1.99%[5]

Total Annual Fund Operating Expenses	3.24%[6]	2.89%

Fee Waivers and/or Expense Reimbursement (contractual)	1.44%	1.09%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

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1	The MDT Mid Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Mid Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Mid Cap Growth Fund and the Federated MDT Mid Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.55%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	1.80%	1.25%

3	Under the investment advisory contract, the Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Mid Cap Growth Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive its management fee for the fiscal period ending July 31, 2007. The management fee paid by the Federated MDT Mid Cap Growth Fund (after the contractual waiver) is expected to be 0.00% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Mid Cap Growth Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Pursuant to the contractual commitment, the Adviser expects to reimburse 0.01% of certain operating expenses of the Federated MDT Mid Cap Growth Fund. Although not contractually obligated to do so, the administrator expects to also voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain additional expenses of the Fund. These voluntary waivers/reimbursement can be terminated at any time. Total Other Expenses paid by the Federated MDT Mid Cap Growth Fund’s Institutional Shares (after the anticipated waivers/reimbursement) are expected to be 1.25% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Mid Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Mid Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Mid Cap Growth Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.25%. However, because the waivers were not in effect for most of the MDT Mid Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Mid Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Mid Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Mid Cap Growth Fund
	MDT Mid Cap Growth Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 863	$ 643

5 Years	$1,568	$1,288

10 Years	$3,441	$3,021

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MDT Small Cap Core Fund (Class A Shares) – Federated MDT Small Cap Core Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

		Federated MDT
	MDT Small Cap	Small Cap Core Fund –
Shareholder Fees	Core Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	1.34%[7]

Total Annual Fund Operating Expenses	3.84%[8]	2.74%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.69%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]

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1	The MDT Small Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Core Fund and the Federated MDT Small Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.75%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Small Cap Core Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.35% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Core Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

4	The MDT Small Cap Core Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Core Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Core Fund’s Class A Shares (after the anticipated waiver) are expected to be 1.25% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 2.05% of average net assets of the MDT Small Cap Core Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Small Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Core Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. However, because the waivers were not in effect for most of the MDT Small Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT
		Small Cap Core Fund
	MDT Small Cap Core Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,502	$1,204

5 Years	$2,276	$1,780

10 Years	$4,290	$3,335

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MDT Small Cap Core Fund (Class C Shares) – Federated MDT Small Cap Core Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.

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		Federated MDT
	MDT Small Cap	Small Cap Core Fund –
Shareholder Fees	Core Fund –	Class C Shares
Fees Paid Directly From Your Investment	Class C Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	1.34%[5]

Total Annual Fund Operating Expenses	4.59%[6]	3.24%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.44%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]

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1	The MDT Small Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Core Fund and the Federated MDT Small Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Small Cap Core Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.35% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Core Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Core Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Core Fund’s Class C Shares (after the anticipated waiver) are expected to be 1.25% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Small Cap Core Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Core Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. However, because the waivers were not in effect for most of the MDT Small Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT
		Small Cap Core Fund
	MDT Small Cap Core Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 383	$ 380

3 Years	$1,225	$ 989

5 Years	$2,175	$1,684

10 Years	$4,584	$3,531

Expenses assuming no redemption:

1 Year	$ 283	$ 280

3 Years	$1,225	$ 989

5 Years	$2,175	$1,684

10 Years	$4,584	$3,531

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MDT Small Cap Core Fund (Institutional Shares) – Federated MDT Small Cap Core Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Core Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Core Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Core Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Core Fund, restated to reflect the fee structure of Federated MDT Small Cap Core Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Core Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Core Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

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Federated MDT
	MDT Small Cap	Small Cap Core Fund –
Shareholder Fees	Core Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	1.09%[5]

Total Annual Fund Operating Expenses	3.59%[6]	2.24%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.44%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

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1	The MDT Small Cap Core Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Core Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Core Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Core Fund and the Federated MDT Small Cap Core Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.80%	1.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.35% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Core Fund (after all waivers/reimbursement) is expected to be 0.50% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Core Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Core Fund’s Institutional Shares (after the anticipated waiver) are expected to be 1.00% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Small Cap Core Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Core Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Core Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. However, because the waivers were not in effect for most of the MDT Small Cap Core Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.


Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Core Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Core Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT
		Small Cap Core Fund
	MDT Small Cap Core Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 934	$ 597

5 Years	$1,707	$1,102

10 Years	$3,737	$2,491

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MDT Small Cap Growth Fund (Class A Shares) – Federated MDT Small Cap Growth Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

Federated MDT
	MDT Small Cap	Small Cap Growth Fund –
Shareholder Fees	Growth Fund –	Class A Shares
Fees Paid Directly From Your Investment	Class A Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	1.66%[7]

Total Annual Fund Operating Expenses	3.84%[8]	3.06%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	1.01%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]


1	The MDT Small Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Growth Fund and the Federated MDT Small Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.75%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Small Cap Growth Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.64% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Growth Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

4	The MDT Small Cap Growth Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Growth Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Growth Fund’s Class A Shares (after the anticipated waiver) are expected to be 1.54% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 2.05% of average net assets of the MDT Small Cap Growth Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Small Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Growth Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. However, because the waivers were not in effect for most of the MDT Small Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.


Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT
	MDT Small Cap	Small Cap Growth Fund
	Growth Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,502	$1,224

5 Years	$2,276	$1,864

10 Years	$4,290	$3,573

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MDT Small Cap Growth Fund (Class C Shares) – Federated MDT Small Cap Growth Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.

		Federated MDT
	MDT Small Cap	Small Cap Growth Fund –
Shareholder Fees	Growth Fund –	Class C Shares
Fees Paid Directly From Your Investment	Class C Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	1.66%[5]

Total Annual Fund Operating Expenses	4.59%[6]	3.56%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.76%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]

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1	The MDT Small Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Growth Fund and the Federated MDT Small Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Small Cap Growth Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.64% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Growth Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Growth Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an ccount administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Growth Fund’s Class C Shares (after the anticipated waiver) are expected to be 1.54% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Small Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Growth Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. However, because the waivers were not in effect for most of the MDT Small Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

			Federated MDT
		MDT Small Cap	Small Cap Growth Fund
		Growth Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year		$ 383	$ 380

3 Years		$1,225	$1,012

5 Years		$2,175	$1,771

10 Years		$4,584	$3,768

Expenses assuming	no redemption:

1 Year		$ 283	$ 280

3 Years		$1,225	$1,012

5 Years		$2,175	$1,771

10 Years		$4,584	$3,768

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MDT Small Cap Growth Fund (Institutional Shares) – Federated MDT Small Cap Growth Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Growth Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Growth Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Growth Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Growth Fund, restated to reflect the fee structure of Federated MDT Small Cap Growth Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Growth Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Growth Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

Federated MDT Small
	MDT Small Cap	Cap Growth Fund –
Shareholder Fees	Growth Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	1.41%[5]

Total Annual Fund Operating Expenses	3.59%[6]	2.56%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.76%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

1	The MDT Small Cap Growth Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Growth Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Growth Fund and the Federated MDT Small Cap Growth Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.80%	1.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Small Cap Growth Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.64% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Growth Fund (after all waivers/reimbursement) is expected to be 0.21% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Growth Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Growth Fund’s Institutional Shares (after the anticipated waiver) are expected to be 1.29% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Small Cap Growth Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Growth Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Growth Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. However, because the waivers were not in effect for most of the MDT Small Cap Growth Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Growth Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Growth Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Small Cap Growth Fund
	MDT Small Cap Growth Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 934	$ 621

5 Years	$1,707	$1,195

10 Years	$3,737	$2,756

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MDT Small Cap Value Fund (Class A Shares) – Federated MDT Small Cap Value Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Small Cap Value Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.05%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.05% through November 2006.

		Federated MDT Small
	MDT Small Cap	Cap Value Fund –
Shareholder Fees	Value Fund –	Class A Shares Pro
Fees Paid Directly From Your Investment	Class A Shares	Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	2.34%[6]	1.15%[7]

Total Annual Fund Operating Expenses	3.84%[8]	2.55%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.50%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.05%[9]	2.05%[3]

1	The MDT Small Cap Value Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Value Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Value Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Value Fund and the Federated MDT Small Cap Value Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.05%	1.75%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Small Cap Value Fund to not more than 2.05% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. It is anticipated that this commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.18% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Value Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

4	The MDT Small Cap Value Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Value Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Value Fund’s Class A Shares (after the anticipated waiver) are expected to be 1.08% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual MDT Small Cap Value Fund Operating Expenses to 2.05% of average net assets of the MDT Small Cap Value Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Small Cap Value Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Value Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.75%. However, because the waivers were not in effect for most of the MDT Small Cap Value Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.05%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.05% for the Fund’s Class A Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Value Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.05%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.05% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Small Cap Value Fund
	MDT Small Cap Value Fund	Pro Forma Combined

1 Year	$ 747	$ 747

3 Years	$1,502	$1,190

5 Years	$2,276	$1,728

10 Years	$4,290	$3,190

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MDT Small Cap Value Fund (Class C Shares) – Federated MDT Small Cap Value Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Small Cap Value Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.80% through November 2006.

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		Federated MDT Small
	MDT Small Cap	Cap Value Fund –
Shareholder Fees	Value Fund –	Class C Shares Pro
Fees Paid Directly From Your Investment	Class C Shares	Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	0.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	2.34%[4]	1.15%[5]

Total Annual Fund Operating Expenses	4.59%[6]	3.05%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.25%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	2.80%[7]	2.80%[3]

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1	The MDT Small Cap Value Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Value Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Value Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Value Fund and the Federated MDT Small Cap Value Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.80%	2.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federated MDT Small Cap Value Fund to not more than 2.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.18% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Value Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Value Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Value Fund’s Class C Shares (after the anticipated waiver) are expected to be 1.08% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.80% of average net assets of the MDT Small Cap Value Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Value Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Value Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.50%. However, because the waivers were not in effect for most of the MDT Small Cap Value Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 2.80% for the Fund’s Class C Shares that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Value Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 2.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 2.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class C Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Small Cap Value Fund
	MDT Small Cap Value Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 383	$ 380

3 Years	$1,225	$ 977

5 Years	$2,175	$1,633

10 Years	$4,584	$3,389

Expenses assuming no redemption:

1 Year	$ 283	$ 280

3 Years	$1,225	$ 977

5 Years	$2,175	$1,633

10 Years	$4,584	$3,389

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MDT Small Cap Value Fund (Institutional Shares) – Federated MDT Small Cap Value Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Small Cap Value Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Small Cap Value Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Small Cap Value Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Small Cap Value Fund, restated to reflect the fee structure of Federated MDT Small Cap Value Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Small Cap Value Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.80%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Small Cap Value Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.80% through November 2006.

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Federated MDT Small
	MDT Small Cap	Cap Value Fund –
Shareholder Fees	Value Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	1.25%	1.15%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	2.34%[4]	0.90%[5]

Total Annual Fund Operating Expenses	3.59%[6]	2.05%

Fee Waivers and/or Expense Reimbursement (contractual)	1.79%	0.25%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.80%[7]	1.80%[3]

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1	The MDT Small Cap Value Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Small Cap Value Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Small Cap Value Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Small Cap Value Fund and the Federated MDT Small Cap Value Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers of Fund Expenses (voluntary)	0.00%	0.30%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.80%	1.50%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Small Cap Value Fund to not more than 1.80% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. Pursuant to this contractual commitment, the Adviser expects to waive 0.18% of its management fee for the fiscal period ending July 31, 2007. As a separate matter, although not obligated to do so, the Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Federated MDT Small Cap Value Fund (after all waivers/reimbursement) is expected to be 0.67% for the fiscal period ending July 31, 2007.

4	Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Small Cap Value Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Small Cap Value Fund’s Institutional Shares (after the anticipated waiver) are expected to be 0.83% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.80% of average net assets of the MDT Small Cap Value Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Small Cap Value Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Small Cap Value Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.50%. However, because the waivers were not in effect for most of the MDT Small Cap Value Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.80%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

For the MDT Small Cap Value Fund, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of 1.80% for the Fund’s Institutional Class that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year rows for the Fund reflect the “Total Annual Fund Operating Expenses” of the Fund without any waivers or reimbursements.

For the Federated MDT Small Cap Value Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.80%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.80% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Institutional Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Small Cap Value Fund
	MDT Small Cap Value Fund	Pro Forma Combined

1 Year	$ 183	$ 183

3 Years	$ 934	$ 585

5 Years	$1,707	$1,048

10 Years	$3,737	$2,331

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MDT Balanced Fund (Class A Shares) – Federated MDT Balanced Fund (Class A Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A Shares of MDT Balanced Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class A Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.50%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.50% through November 2006.

		Federated MDT
		Balanced Fund –
Shareholder Fees	MDT Balanced Fund –	Class A Shares Pro
Fees Paid Directly From Your Investment	Class A Shares	Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	0.25%[4]	0.25%[5]

Other Expenses	0.44%[6]	0.65%[7]

Total Annual Fund Operating Expenses	1.44%[8]	1.65%

Fee Waivers and/or Expense Reimbursement (contractual)	0.00%	0.15%

Net Annual Fund Operating Expenses (after contractual waivers/reimbursement)	1.44%[9]	1.50%[3]

1	The MDT Balanced Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Balanced Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Balanced Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Balanced Fund and the Federated MDT Balanced Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.12%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	1.44%	1.38%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Federated MDT Balanced Fund to not more than 1.50% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

4	The MDT Balanced Fund’s Rule 12b-1 Plan permits the Fund’s Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund’s Class A Shares to pay up to 0.25%.

5	Although not contractually obligated to do so, the distributor expects to voluntarily elect not to accrue or charge the distribution (12b-1) fee for Class A Shares for the period ending July 31, 2007.

6	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Balanced Fund’s Class A Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

7	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Balanced Fund’s Class A Shares (after the anticipated waiver) are expected to be 0.63% for the fiscal period ending July 31, 2007.

8	The Adviser has contractually agreed to limit the Class A Shares’ Total Annual Fund Operating Expenses to 1.50% of average net assets of the MDT Balanced Fund through November 30, 2006.

9	As of July 17, 2006, the MDT Balanced Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Balanced Fund’s Class A Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.40%. However, because the waivers were not in effect for most of the MDT Balanced Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.44%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class A Shares operating expenses are before waivers as shown in the Table and remain the same.

For the Federated MDT Balanced Fund Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflect the contractually imposed expense limitation of 1.50%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.50% for four months and the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the “Total Annual Fund Operating Expenses” of the Fund’s Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Balanced Fund
	MDT Balanced Fund	Pro Forma Combined

1 Year	$ 689	$ 694

3 Years	$ 980	$1,008

5 Years	$1,294	$1,365

10 Years	$2,179	$2,368

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MDT Balanced Fund (Class C Shares) – Federated MDT Balanced Fund (Class C Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class C Shares of MDT Balanced Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Class C Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 2.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 2.25% through November 2006.

		Federated MDT
		Balanced Fund –
Shareholder Fees	MDT Balanced Fund –	Class C Shares Pro
Fees Paid Directly From Your Investment	Class C Shares	Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.00%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	1.00%	1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	1.00%	0.75%

Other Expenses	0.44%[4]	0.65%[5]

Total Annual Fund Operating Expenses	2.19%[6,7]	2.15%

1	The MDT Balanced Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Balanced Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Balanced Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Balanced Fund and the Federated MDT Balanced Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Additional Waivers/Reimbursement of Fund Expenses (voluntary)	0.00%	0.02%
Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursement)	2.19%	2.13%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class C Shares of the Federatd MDT Balanced Fund to not more than 2.25% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Balanced Fund’s Class C Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administration services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Balanced Fund’s Class C Shares (after the anticipated waiver) are expected to be 0.63% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Class C Shares’ Total Annual Fund Operating Expenses to 2.25% of average net assets of the MDT Balanced Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Balanced Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Balanced Fund’s Class C Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 2.15%. However, because the waivers were not in effect for most of the MDT Balanced Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 2.19%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund’s Class C Shares operating expenses are before waivers as shown in the Table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

		Federated MDT Balanced Fund
	MDT Balanced Fund	Pro Forma Combined

Expenses assuming redemption:

1 Year	$ 322	$ 416

3 Years	$ 685	$ 766

5 Years	$1,175	$1,243

10 Years	$2,524	$2,558

Expenses assuming no redemption:

1 Year	$ 222	$ 316

3 Years	$ 685	$ 766

5 Years	$1,175	$1,243

10 Years	$2,524	$2,558

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MDT Balanced Fund (Institutional Shares) – Federated MDT Balanced Fund (Institutional Shares)

This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of MDT Balanced Fund as set forth in its most recent prospectus dated November 28, 2005, as revised July 17, 2006; and (2) the pro forma fees and expenses of Institutional Shares of Federated MDT Balanced Fund on a combined basis after giving effect to the Reorganization. Since the Federated MDT Balanced Fund has not yet commenced operations, the pro forma expenses represent actual operating expenses of MDT Balanced Fund, restated to reflect the fee structure of Federated MDT Balanced Fund. The Federated Fund’s expenses are based upon anticipated expenses (which included an estimated asset projection) for the fiscal year ending July 31, 2007. As described below, the pro forma operating expenses of Federated MDT Balanced Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Adviser to limit total operating expenses to not more than 1.25%, which will commence on the effective date of the Reorganization and will continue for two years from the effective date of the Reorganization (expected to be November 2008); and operating expenses of MDT Balanced Fund are shown after giving effect to a contractual agreement to waive expenses by the Adviser to limit total operating expenses to not more than 1.25% through November 2006.

Federated MDT
Balanced Fund –
Shareholder Fees	MDT Balanced Fund –	Institutional Shares
Fees Paid Directly From Your Investment	Institutional Shares	Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None

Redemption Fee (including exchanges) (as a percentage of amount redeemed, if applicable)	2.00%[1]	None

Exchange Fee	None	None

Account Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee	0.75%	0.75%[3]

Distribution (12b-1) Fee	None	None

Other Expenses	0.44%[4]	0.40%[5]

Total Annual Fund Operating Expenses	1.19%[6]	1.15%

1	The MDT Balanced Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.

2	For the MDT Balanced Fund, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2006. For the Federated MDT Balanced Fund Pro Forma Combined, the percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts. This is shown below along with the net expenses the MDT Balanced Fund and the Federated MDT Balanced Fund expect to pay for the fiscal periods ending July 31, 2006 and July 31, 2007, respectively.

Total Waivers of Fund Expenses	0.00%	0.02%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.19%	1.13%

3	The Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Federated MDT Balanced Fund to not more than 1.25% of its average daily net assets. Any waiver by the other service providers that reduce such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008.

4	“Other Expenses” include custodian, administration, transfer agency and other customary fund expenses. Since the MDT Balanced Fund’s Institutional Shares commenced operations on September 15, 2005, these expenses are based on estimated amounts for the current fiscal period. This also includes an account administration fee which is used to compensate intermediaries for account administration services, and a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

5	Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Federated MDT Balanced Fund’s Institutional Shares (after the anticipated waiver) are expected to be 0.38% for the fiscal period ending July 31, 2007.

6	The Adviser has contractually agreed to limit the Institutional Class’ Total Annual Fund Operating Expenses to 1.25% of average net assets of the Fund through November 30, 2006.

7	As of July 17, 2006, the MDT Balanced Fund has a new custodian, transfer agent, administrator, and portfolio accountant. These service providers have voluntarily agreed to waive and/or reimburse certain fees. It is estimated that the MDT Balanced Fund’s Institutional Shares current Total Annual Operating Expenses (after waivers/reimbursements) are 1.15%. However, because the waivers were not in effect for most of the MDT Balanced Fund’s fiscal year such waivers amounted to less than 0.01%. The Total Annual Operating Expenses for the fiscal year ended July 31, 2006 was 1.19%. These voluntary waivers may be terminated at any time. However, the service providers anticipate they will continue to waive/reimburse such fees through November, 2006.

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Federated MDT Balanced Fund
	MDT Balanced Fund	Pro Forma Combined

1 Year	$ 121	$ 117

3 Years	$ 378	$ 365

5 Years	$ 654	$ 633

10 Years	$1,443	$1,398

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COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION

Because the Federated Funds are a newly created series, no performance information is available; however, the Federated Funds intend to adopt the historical performance of the MDT Funds. At this time, no comparable performance information is available for the MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund and the MDT Small Cap Value Fund, because these funds do not have one full calendar year of performance. Performance information for the MDT All Cap Core Fund and the MDT Balanced Fund for the periods ended December 31, 2005 is as follows:

MDT All Cap Core Fund – Class A Shares and Class C Shares

Risk/Return Bar Chart and Table

The Fund’s Class A Shares and Class C Shares commenced operations on February 12, 2003 and September 15, 2005, respectively. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund’s Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 2.36%.

Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 12.25% (quarter ended December 31, 2003). Its lowest quarterly return was (0.43)% (quarter ended September 30, 2004).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Class A Shares and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance[1]

Class A Shares[2,3]

Return Before Taxes	5.50%	16.28%

Return After Taxes on Distributions[4]	3.98%	14.91%

Return After Taxes on Distributions and Sale of Fund Shares[5]	4.11%	13.53%

Class C Shares[2]

Return Before Taxes	10.18%	17.56%

Russell 3000[6]	6.12%	17.34%

LMCCFA[7]	8.22%	17.68%

1	The Fund’s Institutional Shares start of performance date was October 1, 2002. Class A Shares and Class C Shares commenced operations on February 12, 2003 and September 15, 2005, respectively. The returns for the two indexes have been calculated since the inception date of the Fund’s Institutional Class shares.

2	The Fund’s Class A Shares and Class C Shares total returns for such periods are those of the Fund’s Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to the Class A Shares and Class C Shares.

3	The returns for Class A shares have been restated to reflect the imposition of a front-end sales charge on purchases as of November 28, 2005.

4	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

5	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

6	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

7	The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.”

MDT All Cap Core Fund – Institutional Shares

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Institutional Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 2.48%.

Within the period shown in the bar chart, the Fund’s IS Shares highest quarterly return was 12.41% (quarter ended December 31, 2003). Its lowest quarterly return was (0.29)% (quarter ended September 30, 2004).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance[1]

Institutional Shares

Return Before Taxes	12.29%	18.73%

Return After Taxes on Distributions[2]	10.86%	17.45%

Return After Taxes on Distributions and Sale of Fund Shares[2,3]	8.76%	15.82%

Russell 3000[4]	6.12%	17.34%

LMCCFA[5]	8.22%	17.68%

1	The Fund’s IS Shares start of performance date was October 1, 2002.

2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

5	The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales- per-growth value, compared to the S&P SuperComposite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.

MDT Balanced Fund – Class A Shares and Class C Shares

Risk/Return Bar Chart and Table

The Fund’s Class A Shares and Class C Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund’s Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 3.19%.

Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 9.49% (quarter ended December 31, 2003). Its lowest quarterly return was (1.20)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index, and the Lipper Balanced Fund Index (LBFI). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance[1]

Class A Shares[2]

Return Before Taxes	2.42%	12.77%

Return After Taxes on Distributions[3]	0.45%	11.00%

Return After Taxes on Distributions and Sale of Fund Shares[4]	2.42%	10.24%

Class C Shares[2]

Return Before Taxes	6.81%	13.98%

S&P 500[5]	4.91%	16.06%

LBFI[6]	5.20%	12.11%

1	Institutional Shares commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005 and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception date of the Fund’s Institutional Shares.

2	The Fund’s Class A Shares and Class C Shares total returns for such periods are those of the Fund’s Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to the Class A Shares and Class C Shares.

3	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

5	The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of US equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

6	The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.”

MDT Balanced Fund – Institutional Shares

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Institutional Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 3.26%.

Within the period shown in the bar chart, the Fund’s IS Shares highest quarterly return was 9.56% (quarter ended December 31, 2003). Its lowest quarterly return was (1.14)% (quarter ended June 30, 2004).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index, and the Lipper Balanced Fund Index (LBFI). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance[1]

Institutional Shares

Return Before Taxes	8.91%	15.14%

Return After Taxes on Distributions[2]	6.92%	13.46%

Return After Taxes on Distributions and Sale of Fund Shares[2,3]	6.82%	12.45%

S&P 500[4]	4.91%	16.06%

LBFI[5]	5.20%	12.11%

1	The Fund’s IS Shares start of performance date was October 1, 2002.

2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3	The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4	The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of US equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

5	The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

FINANCIAL HIGHLIGHTS

MDT Funds

The Financial Highlights are included as Exhibit D to this proxy statement. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in an MDT Fund, assuming reinvestment of any dividends and capital gains.

The information for Class A Shares (MDT All Cap Core Fund only) and Institutional Class Shares (MDT All Cap Core Fund and MDT Balanced Fund) has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the MDT Funds’ audited financial statements, is included in the Funds’ Annual Report for fiscal year 2005.

Federated MDT Fund

Since the Federated MDT Funds are a newly created series and as this is the Federated Funds’ first fiscal year, financial information is not yet available.

INVESTMENT ADVISERS

The Board of Trustees of MDT Funds (the “Board”) governs the MDT Funds and selects and oversees the Adviser. The Adviser manages the MDT Fund’s assets, including buying and selling portfolio securities. The Adviser also serves as adviser to the Federated Funds. The Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

For the Federated MDT Balanced Fund, the Adviser has delegated daily management of some Fund assets to the sub-adviser, Federated Investment Management Company (“Sub-Adviser”), who is paid by the Adviser and not by the Fund. The Sub-Adviser’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Adviser manages approximately $6.8 billion in total assets including $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006. The Adviser primarily uses a proprietary quantitative investment process to manage the assets.

Federated and its subsidiaries advise approximately 143 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $210.5 billion in assets as of June 30, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

Federated MDT Funds and MDT Funds

David M. Goldsmith

David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990. He has been responsible for the development of the Optimum Q Process and for the past 5 years he has been in charge of the Quantitative Equity Strategies Group. Dr. Goldsmith supervises the Quantitative Equity Strategies Group which assists in the development, maintenance and operation of the Optimum Q Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, in Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, with a concentration in Finance from Harvard University.

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For the Balanced Fund Only

MDT Balanced Fund

In addition to Mr. Goldsmith, (whose biography is listed above) John F. Sherman is also a portfolio manager of the MDT Balanced Fund.

John F. Sherman

John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser’s fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991–1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.

Federated MDT Balanced Fund

In addition to Mr. Goldsmith, (whose biography is listed above) Joseph M. Balestrino is also a portfolio manager of the Federated MDT Balanced Fund. Mr. Balestrino is employed by the Federated MDT Balanced Fund’s Sub-Adviser. John F. Sherman is currently not a portfolio manager of the Federated MDT Balanced Fund.

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund’s Portfolio Manager since August 2006. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

INVESTMENT ADVISORY AND OTHER FEES

The annual investment advisory fee for each Federated Fund and each MDT Fund, as a percentage of each Federated Fund’s and each MDT Fund’s daily net assets, is as follows:

MDT FUNDS	ADVISORY FEE	FEDERATED FUNDS	ADVISORY FEE

MDT All Cap Core Fund	0.75%	Federated MDT All Cap Core Fund	0.75%

MDT Tax Aware/All Cap Core Fund	1.00%	Federated MDT Tax Aware/All Cap Core Fund	0.90%

MDT Large Cap Growth Fund	0.75%	Federated MDT Large Cap Growth Fund	0.75%

MDT Mid Cap Growth Fund	0.90%	Federated MDT Mid Cap Growth Fund	0.90%

MDT Small Cap Core Fund	1.25%	Federated MDT Small Cap Core Fund	1.15%

MDT Small Cap Growth Fund	1.25%	Federated MDT Small Cap Growth Fund	1.15%

MDT Small Cap Value Fund	1.25%	Federated MDT Small Cap Value Fund	1.15%

MDT Balanced Fund	0.75%	Federated MDT Balanced Fund	0.75%

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The Adviser may voluntarily waive a portion of its advisory fee or reimburse other expenses of the Federated Funds. This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion. The Adviser may similarly voluntarily waive a portion of its advisory fee or reimburse the MDT Funds for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion. A discussion of the MDT Board’s review of the MDT Funds investment advisory contract is available in the MDT Funds Semi-Annual Report dated January 31, 2006.

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The Adviser is contractually obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the MDT Funds. The Adviser has agreed to continue these current contractual waivers for the Federated Funds. This commitment will expire in November 2008. Please see the fee tables contained herein for more information regarding these contractual waivers.

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Administrative Fees

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As of July 17, 2006, Federated Administrative Services (“FAS”), an affiliate of the Adviser, performs certain administrative, accounting and tax reporting functions for the MDT Funds.

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FAS serves as administrator to the Federated Funds and the MDT Funds and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Fund and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS’ minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee.

The Federated Funds and the MDT Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

Service Fees

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The Federated Funds are party to a Shareholder Services Agreement under which they may make payments of up to 0.25% of the average daily NAV of a Federated MDT Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company (“FSSC”), an affiliate of the Adviser, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Funds and FSSC.

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Rule 12b-1 Fees

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As of July 17, 2006, Federated Securities Corp. (“FSC”), an affiliate of the Adviser, is the principal distributor for shares of the MDT Funds. The MDT Funds have adopted a Rule 12b-1 Distribution Plan (the “Distribution Plan”) pursuant to which the MDT Funds may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the MDT All Cap Core Fund’s Class A Shares; 0.35% of the average daily net assets of the MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund’s Class A Shares; and 1.00% of the average daily net assets of the MDT Funds’ Class C Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Federated Funds are subject to an identical Distribution Plan; however, the Federated Funds pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Federated Funds’ Class A Shares and 0.75% of the average daily net assets of the Federated Funds’ Class C Shares.

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Account Administration Fees

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The Federated Funds (Class A Shares and Class C Shares only) and the MDT Funds (Class A Shares and Class C Shares only) may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Federated Funds and the MDT Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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Recordkeeping Fees

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The Federated Funds and the MDT Funds (as of July 17, 2006) may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds’ and the MDT Funds’ shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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Networking Fees

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The Federated Funds and the MDT Funds (as of July 17, 2006) may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Federated Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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Additional Payments to Financial Intermediaries

FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to the Federated Funds’ and MDT Funds’ shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds and the MDT Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ and MDT Funds’ Prospectuses and described above because they are not paid by the Federated Funds and the MDT Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Federated Funds and the MDT Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds, the MDT Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from FSC or the Federated Fund and any services provided.

The Adviser and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds and the MDT Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Federated Funds and the MDT Funds on the financial intermediaries’ preferred or recommended fund list, granting the Adviser access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a MDT Fund or a Federated Fund, all other series of the MDT Trust, the Federated Trust and/or a particular class of shares, during a specified period of time. The Adviser may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the MDT Funds and the Federated Funds and the quality of the financial intermediary’s relationship with the Adviser.

The additional payments described above are made from the Adviser’s (or its affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a MDT Fund’s or a Federated Fund’s shares or the amount a MDT Fund or Federated Fund will receive as proceeds from such sales.

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of: occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the MDT Funds, the Federated Funds and other mutual funds (or non-mutual fund investments) making such payments. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to MDT Fund and Federated Fund shares.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES;
DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

The transfer agent and dividend-disbursing agent for the MDT Funds and the Federated Funds is State Street Bank and Trust Company (“State Street Bank”). Services provided by State Street Bank include the issuance, cancellation and transfer of the Fund’s shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectuses of the MDT Funds and the Federated Funds dated November 28, 2005, as revised July 17, 2006, and August 9, 2006, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the MDT Funds and the Federated Funds.

Purchases

The following charts show the minimum initial and subsequent investment amounts for the Federated Funds and the MDT Funds:

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Minimum Investments

				Retirement Plan	Systematic Investment
	Initial	Subsequent	Retirement	Subsequent	Plan Investment
	Investment	Investment	Plan Investment	Investment	Minimum
Fund	Minimum	Minimum	Minimum	Minimum	(Initial/Subsequent)

					Minimum requirement
MDT Fund Institutional Shares	$1 million	$2,500	$500,000	$2,500	per fund account/$250

Federated Fund Institutional Shares	$25,000	$0	—	—	$25,000/$50

					Minimum requirement
MDT Fund Class A Shares and Class C Shares	$1,000	$50	$100	$50	per Fund account/$50

Federated Fund Class A Shares and Class C Shares	$1,500	$100	$250	$100	$1,500/$50

The MDT Fund Class A Shares and Class C Shares					Minimum requirement
Broker-Dealer Sponsored Wrap Account Programs	$250	$50	—	—	per Fund account/$50

The MDT Fund Institutional Shares Advisory and/or					Minimum requirement
Fund Persons[1,2]	$1,000	$1,000	—	—	per Fund account/$250

The MDT Fund Institutional Shares – existing shareholders of					Minimum requirement
any MDT Fund as of August 26, 2005[2]	$1,000	$1,000	—	—	per Fund account/$250

The MDT Fund Institutional Shares – registered investment					Minimum requirement
adviser to a single client with purchase in excess of $100,000[2]	$100,000	$2,500	—	—	per Fund account/$250

The MDT Fund Institutional Shares – registered investment
adviser to a group of clients with cumulative purchase in excess					Minimum requirement
of $250,000[2]	$250,000	$2,500	—	—	per Fund account/$250

1	These would include Trustees and Officers of the MDT Funds, employees of the Adviser and its affiliates, their families, employee benefit plans sponsored by the Adviser, and former members of the Memorial Drive Trust.

2	Shareholders eligible to purchase Institutional Class Shares of an MDT Fund under these categories may be asked to include a written statement with their initial purchase verifying their qualification. “Registered Investment Advisers” include only those advisers purchasing Fund shares through a transaction fee program.

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Initial Investment Minimums of the Federated Fund will be waived for purposes of the Reorganization.

Purchases of shares of the Federated Funds and the MDT Funds are made through an investment professional, directly from the Funds or through an exchange from another Federated Fund or MDT Fund. Once an account is opened additional shares may be purchased through the systematic investment program or through a depository institution that is an automatic clearing house member. The Federated Funds and the MDT Funds both reserve the right to reject any purchase request. The purchase price of Federated Fund and MDT Fund shares is based on NAV, plus any applicable sales charges. However, shareholders of the MDT Funds will not be charged these sales charges in connection with the Reorganization.

Class A Shares of the Federated Funds and the MDT Funds are sold at NAV, plus a front end sales charge as listed below:

Class A Shares

	Sales Charge as a	Sales Charge as a
Purchase Amount	Percentage of Public Offering Price	Percentage of NAV

Less than $50,000	5.50%	5.82%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

1	A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

No front-end sales charge will be imposed on the Class A Shares of the Federated Funds that are issued to the shareholders of the MDT Funds in the Reorganization.

A contingent deferred sales charge (“CDSC”) of 0.75% of the redemption amount applies to Class A Shares (purchase amount of $1 million or more) redeemed within 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Purchases of shares of the MDT Funds and the Federated Funds may be made through a financial intermediary, by mail or wire or through an exchange from another MDT Fund or Federated Fund. After an account is opened investors may purchase additional share by telephone or through the automatic investment plan. If the MDT Funds or the Federated Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The MDT Funds and the Federated Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

There is no initial sales charge for purchases of Class C Shares of the MDT Funds; however, there is a 1.00% initial sales charge when purchasing Class C Shares of the Federated Funds. There is a contingent deferred sales charge of 1.00% on Class C Shares of the Federated Fund and the MDT Funds you sell within 12 months of the purchase date.

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No front-end sales charge will be imposed on the Class C Shares of the Federated Funds that are issued to the shareholders of the MDT Funds in the Reorganization.

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Federated MDT Fund Class C Shares only

Class C Shares

	Sales Charge as a	Sales Charge as a
Purchase Amount	Percentage of Public Offering Price	Percentage of NAV

All Purchases	1.00%	1.01%

Purchase orders for both the MDT Funds and the Federated Funds are effected at the offering price next calculated after receipt of the order. The NAV per share for the Federated Funds and the MDT Funds are calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the “NYSE”) on each day on which the NYSE is open for business (“NYSE Closing Time”).

Redemptions and Exchanges

Redemptions and exchanges of the Federated Funds and MDT Funds may be made through an investment professional or directly from a Fund by telephone or by mailing a written request. The Federated Funds and the MDT Funds also offer their shareholders a systematic withdrawal plan.

Class A and Class C Shareholders of the MDT Funds and the Federated Funds may exchange all or a portion of their investment from any class of shares of a MDT Fund to the same class of shares of any other MDT Fund or Federated Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above.

Institutional Shareholders of the Federated Funds and MDT Funds have an exchange privilege that allows shareholders to exchange shares of the Fund for shares of any Federated or MDT Fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty US Government Money Market Trust and Class K Shares.

Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-341-7400.

Dividends and Distributions

The Federated Funds and the MDT Funds both declare any dividends annually and pay them annually to shareholders. Both the Federated Funds and the MDT Funds pay any capital gains annually. Dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Tax Information

The Federated Funds’ and the MDT Funds’ distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. The Federated Funds’ and MDT Funds’ distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Frequent Trading

Since July 17, 2006, both the Federated Funds and the MDT Funds have identical frequent trading policies as stated below.

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

The Federated and MDT Funds’ Board have approved identical policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ Shares. The Federated and MDT Funds monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of a Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of a Fund’s Shares. The Funds may also monitor trades into and out of a Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of a Fund’s Shares. Whether or not the specific monitoring limits are exceeded, the Funds’ management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of a Fund’s Shares. No matter how the Funds define its limits on frequent trading of a Fund’s Shares, other purchases and sales of a Fund’s Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds frequent trading restrictions do not apply to purchases and sales of a Fund’s Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Funds at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in a Fund’s Shares, purchases and redemptions of a Fund’s Shares by other Federated funds could adversely affect the management of a Fund’s portfolio and its performance.

The Funds objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Funds do not accommodate frequent purchases and redemptions of a Fund’s shares by shareholders.

Portfolio Holdings Information

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Information concerning the Federated and MDT Funds’ portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Federated and MDT Funds’ portfolio holdings as of the end of each month is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, credit quality and type of security. For the MDT Funds, summary portfolio information, if posted, may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector. If such summary portfolio information is posted, the information will remain in place until replaced by the information for the suceeding month.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Federated and MDT Funds’ fiscal quarters. The Federated and MDT Funds Annual and Semiannual Reports, which contain complete listings of their portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Federated and MDT Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE REORGANIZATIONS

DESCRIPTION OF THE AGREEMENTS AND PLANS OF REORGANIZATION

Each Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about November 17, 2006. On the Closing Date all of the assets of the MDT Funds will be transferred to the corresponding Federated Fund. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding MDT Funds a number of full and fractional Class A Shares, Class C Shares or Institutional Shares of the Federated Funds equal in value to the aggregate NAV of the Class A Shares, Class C Shares and Institutional Shares of the MDT Funds calculated as of 4:00 p.m. on the Closing Date.

Following the transfer of assets in exchange for Class A Shares, Class C Shares or Institutional Shares of the Federated Funds, the MDT Funds will distribute the Class A Shares, Class C Shares or Institutional Shares of the Federated Funds pro rata to its shareholders of Class A Shares, Class C Shares and Institutional Shares of record in complete liquidation of the MDT Funds. Shareholders of the MDT Funds owning shares at the closing on the Closing Date of the Reorganization will receive a number of Class A Shares, Class C Shares or Institutional Shares of the Federated Funds with the same aggregate value as the shareholder had in the MDT Funds immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the MDT Funds’ shareholders on the share records of the Federated Funds’ transfer agent. The MDT Funds will then be terminated. The Federated Funds do not issue share certificates to shareholders.

The transfer of shareholder accounts from the MDT Funds to the Federated Funds will occur automatically. It is not necessary for MDT Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios.

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Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the MDT Fund’s shareholders; and (ii) the receipt by the Trust of an opinion to the effect that the Reorganization will be tax-free to the MDT Fund, their shareholders and the Federated Fund. Each Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the MDT Board determines that the Reorganization is not in the best interest of MDT Fund shareholders or the Federated Board determines that the Reorganization is not in the best interest of the Federated Funds.

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The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan, a form of which is attached hereto as Exhibit A and incorporated herein by reference.

BACKGROUND AND TRUSTEES’ CONSIDERATIONS RELATING TO THE PROPOSED REORGANIZATIONS

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The proposed Reorganizations were first discussed with the Trustees of the MDT Funds in May 2006 following the public announcement of the Acquisition. The Independent Trustees then retained independent legal counsel, and on May 30, 2006, independent counsel provided Federated with a request for information on various matters related to the Acquisition, including the Reorganizations. After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees requested additional information from the Adviser and Federated. The Independent Trustees decided to further review the information received from Federated, as well as information provided in response to their additional requests, at an additional Board meeting they scheduled on July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved each Reorganization and determined to recommend that each Reorganization be approved by shareholders.

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In determining to recommend that the shareholders of each MDT Fund approve the Reorganization applicable to their Fund, the Trustees considered, among others, the factors described below:

  The Trustees noted that the investment objective of each MDT Fund, except MDT Balanced Fund, is identical to the investment objective of the corresponding Federated Fund and that the strategies of each MDT Fund are substantially similar to the strategies of the corresponding Federated Fund. The Trustees considered that the investment objective and strategies of MDT Balanced Fund were substantially similar to the investment objective and strategies of the Federated MDT Balanced Fund.

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  The Trustees considered that the current equity Portfolio Manager of the MDT Funds would be responsible for the day-to-day management of the Federated Funds and that the Portfolio Manager would have an employment contract with Federated.

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  The Trustees considered that the estimated operating expense ratio of Class A Shares, Class C Shares and Institutional Shares of each newly created Federated Fund, except Class A Shares of the Federated MDT Balanced Fund, is equal to or lower than the operating expense ratio of the Class A Shares, Class C Shares and Institutional Class Shares of the corresponding MDT Fund. The Trustees also considered that for each Federated Fund with an estimated expense ratio equal to the expense ratio of its corresponding MDT Fund, the Adviser, distributor and administrator have voluntarily agreed to waive fees such that after the effect of the voluntary waiver, the Federated Fund would have a lower operating expense ratio than the current operating expense ratio of the corresponding MDT Fund. The Trustees also noted that the Adviser has contractually agreed to limit annual total operating expenses for each class of shares of the Federated Funds to the current expense cap of the corresponding class of the MDT Funds for a two-year period following the Reorganizations.
  The Trustees noted that the estimated operating expense ratio of Class A Shares of the Federated MDT Balanced Fund is higher than the operating expense ratio of Class A Shares of the MDT Balanced Fund, but that the Adviser, distributor and administrator have voluntarily agreed to waive fees such that after the effect of the voluntary waiver, Class A shares of the Federated MDT Balanced Fund would have a lower operating expense ratio than the current operating expense ratio of the MDT Balanced Fund’s Class A Shares.
  The Trustees noted the distribution services that Federated would provide to each Federated Fund and the possible economies of scale that the Federated Funds may realize if the Funds increase in size and the benefits to shareholders as a result of any such economies of scale. The Trustees also noted that as shareholders of the Federated Funds, the former MDT Fund shareholders would have exchange privileges with the over 100 funds in the Federated family of funds.
  The Trustees considered that in connection with the Reorganizations, the Adviser agreed to waive its right to seek reimbursement for fees it previously waived under its expense limitation agreements with the MDT Funds and has agreed to forego seeking any such reimbursement in the future.
  The Trustees considered that Federated or its affiliates would bear the expenses of the Reorganizations.
  The Trustees noted that the Reorganizations are expected to be tax-free reorganizations for federal income tax purposes and the receipt by each MDT Fund’s shareholders of shares of the corresponding Federated Fund as a result of the Reorganizations is expected to be a tax-free transaction.

Based upon all the foregoing considerations, the Trustees concluded with respect to each proposed Reorganization that: (1) the Reorganization is in the best interests of the applicable MDT Fund, and (2) the interests of the existing shareholders of the applicable MDT Fund will not be diluted as a result of the Reorganization. Accordingly, the Trustees of the MDT Funds, including the Independent Trustees, recommend that shareholders of the MDT Funds approve the Plan and the Reorganization as contemplated thereby for their MDT Fund.

COSTS OF REORGANIZATIONS

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The expenses of each Reorganization will be paid by the Adviser or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition by a Federated Fund, after the Reorganization, of securities acquired by it from an MDT Fund, will be borne by the Federated Fund.

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DESCRIPTION OF THE MDT FUNDS AND THE FEDERATED FUNDS CAPITALIZATION

Federated MDT Funds’ Class A Shares, Class C Shares and Institutional Shares and Capitalization

Class A Shares, Class C Shares and Institutional Shares of the Federated Funds to be issued to shareholders of Class A Shares, Class C Shares and Institutional Shares of the MDT Funds will be issued to shareholders under the Plans and will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Funds provided herewith for additional information about the Class A Shares, Class C Shares and Institutional Shares of the Federated Funds.

The following table sets forth the unaudited capitalization of MDT All Cap Core Fund’s Institutional Shares into Federated MDT All Cap Core Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		All Cap Core Fund –
	MDT All Cap Core Fund –	All Cap Core Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$42,655,540	NA	—	$42,655,540

Net Asset Value Per Share	$15.17	NA	—	$15.17

Shares Outstanding	2,811,625	NA	—	2,811,625

The following table sets forth the unaudited capitalization of MDT All Cap Core Fund’s Class A Shares into Federated MDT All Cap Core Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		All Cap Core Fund –
	MDT All Cap Core Fund –	All Cap Core Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$100,866,065	NA	—	$100,866,065

Net Asset Value Per Share	$15.08	NA	—	$15.08

Shares Outstanding	6,686,825	NA	—	6,686,825

The following table sets forth the unaudited capitalization of MDT All Cap Core Fund’s Class C Shares into Federated MDT All Cap Core Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		All Cap Core Fund –
	MDT All Cap Core Fund –	All Cap Core Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$47,724,936	NA	—	$47,724,936

Net Asset Value Per Share	$14.99	NA	—	$14.99

Shares Outstanding	3,182,947	NA	—	3,182,947

The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund’s Institutional Shares into Federated MDT Tax Aware/All Cap Core Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT Tax Aware/
	MDT Tax Aware/	Federated MDT Tax Aware/		All Cap Core Fund –
	All Cap Core Fund –	All Cap Core Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$1,378,018	NA	—	$1,378,018

Net Asset Value Per Share	$10.36	NA	—	$10.36

Shares Outstanding	132,993	NA	—	132,993

The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund’s Class A Shares into Federated MDT Tax Aware/All Cap Core Fund’s Class A Shares as of July 31, 2006:

				Federated MDT Tax Aware/
	MDT Tax Aware/	Federated MDT Tax Aware/		All Cap Core Fund –
	All Cap Core Fund –	All Cap Core Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$2,060,928	NA	—	$2,060,928

Net Asset Value Per Share	$10.35	NA	—	$10.35

Shares Outstanding	199,053	NA	—	199,053

The following table sets forth the unaudited capitalization of MDT Tax Aware/All Cap Core Fund’s Class C Shares into Federated MDT Tax Aware/All Cap Core Fund’s Class C Shares as of July 31, 2006:

				Federated MDT Tax Aware/
	MDT Tax Aware/	Federated MDT Tax Aware/		All Cap Core Fund –
	All Cap Core Fund –	All Cap Core Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$1,329,251	NA	—	$1,329,251

Net Asset Value Per Share	$10.27	NA	—	$10.27

Shares Outstanding	129,413	NA	—	129,413

The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund’s Institutional Shares into Federated MDT Large Cap Growth Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
	MDT Large Cap	Federated MDT		Large Cap Growth Fund –
	Growth Fund –	Large Cap Growth Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$305,692	NA	—	$305,692

Net Asset Value Per Share	$10.21	NA	—	$10.21

Shares Outstanding	29,927	NA	—	29,927

The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund’s Class A Shares into Federated MDT Large Cap Growth Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
	MDT Large Cap	Federated MDT		Large Cap Growth Fund –
	Growth Fund –	Large Cap Growth Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$182,760	NA	—	$182,760

Net Asset Value Per Share	$10.18	NA	—	$10.18

Shares Outstanding	17,950	NA	—	17,950

The following table sets forth the unaudited capitalization of MDT Large Cap Growth Fund’s Class C Shares into Federated MDT Large Cap Growth Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
	MDT Large Cap	Federated MDT		Large Cap Growth Fund –
	Growth Fund –	Large Cap Growth Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$147,085	NA	—	$147,085

Net Asset Value Per Share	$10.11	NA	—	$10.11

Shares Outstanding	14,549	NA	—	14,549

The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund’s Institutional Shares into Federated MDT Mid Cap Growth Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
	MDT Mid Cap	Federated MDT		Mid Cap Growth Fund –
	Growth Fund –	Mid Cap Growth Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$225,283	NA	—	$225,283

Net Asset Value Per Share	$10.69	NA	—	$10.69

Shares Outstanding	21,077	NA	—	21,077

The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund’s Class A Shares into Federated MDT Mid Cap Growth Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
	MDT Mid Cap	Federated MDT		Mid Cap Growth Fund –
	Growth Fund –	Mid Cap Growth Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$104,184	NA	—	$104,184

Net Asset Value Per Share	$10.67	NA	—	$10.67

Shares Outstanding	9,766	NA	—	9,766

The following table sets forth the unaudited capitalization of MDT Mid Cap Growth Fund’s Class C Shares into Federated MDT Mid Cap Growth Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
	MDT Mid Cap	Federated MDT		Mid Cap Growth Fund –
	Growth Fund –	Mid Cap Growth Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$5,547	NA	—	$5,547

Net Asset Value Per Share	$10.60	NA	—	$10.60

Shares Outstanding	523	NA	—	523

The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund’s Institutional Shares into Federated MDT Small Cap Core Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Core Fund –
	Core Fund –	Small Cap Core Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$783,537	NA	—	$783,537

Net Asset Value Per Share	$11.14	NA	—	$11.14

Shares Outstanding	70,323	NA	—	70,323

The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund’s Class A Shares into Federated MDT Small Cap Core Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Core Fund –
	Core Fund –	Small Cap Core Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$315,066	NA	—	$315,066

Net Asset Value Per Share	$11.11	NA	—	$11.11

Shares Outstanding	28,354	NA	—	28,354

The following table sets forth the unaudited capitalization of MDT Small Cap Core Fund’s Class C Shares into Federated MDT Small Cap Core Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Core Fund –
	Core Fund –	Small Cap Core Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$1,505,458	NA	—	$1,505,458

Net Asset Value Per Share	$11.05	NA	—	$11.05

Shares Outstanding	136,202	NA	—	136,202

The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund’s Institutional Shares into Federated MDT Small Cap Growth Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Growth Fund –
	Growth Fund –	Small Cap Growth Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$235,954	NA	—	$235,954

Net Asset Value Per Share	$10.61	NA	—	$10.61

Shares Outstanding	22,235	NA	—	22,235

The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund’s Class A Shares into Federated MDT Small Cap Growth Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Growth Fund –
	Growth Fund –	Small Cap Growth Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$157,028	NA	—	$157,028

Net Asset Value Per Share	$10.59	NA	—	$10.59

Shares Outstanding	14,827	NA	—	14,827

The following table sets forth the unaudited capitalization of MDT Small Cap Growth Fund’s Class C Shares into Federated MDT Small Cap Growth Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Growth Fund –
	Growth Fund –	Small Cap Growth Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$347,960	NA	—	$347,960

Net Asset Value Per Share	$10.52	NA	—	$10.52

Shares Outstanding	33,076	NA	—	33,076

The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund’s Institutional Shares into Federated MDT Small Cap Value Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Value Fund –
	Value Fund –	Small Cap Value Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$598,172	NA	—	$598,172

Net Asset Value Per Share	$10.64	NA	—	$10.64

Shares Outstanding	56,233	NA	—	56,233

The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund’s Class A Shares into Federated MDT Small Cap Value Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Value Fund –
	Value Fund –	Small Cap Value Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$698,505	NA	—	$698,505

Net Asset Value Per Share	$10.61	NA	—	$10.61

Shares Outstanding	65,809	NA	—	65,809

The following table sets forth the unaudited capitalization of MDT Small Cap Value Fund’s Class C Shares into Federated MDT Small Cap Value Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
	MDT Small Cap	Federated MDT		Small Cap Value Fund –
	Value Fund –	Small Cap Value Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$50,876	NA	—	$50,876

Net Asset Value Per Share	$10.54	NA	—	$10.54

Shares Outstanding	4,825	NA	—	4,825

The following table sets forth the unaudited capitalization of MDT Balanced Fund’s Institutional Shares into Federated MDT Balanced Fund’s Institutional Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		Balanced Fund –
	MDT Balanced Fund –	Balanced Fund –		Institutional Shares
	Institutional Shares	Institutional Shares	Adjustments	Pro Forma Combined

Net Assets	$73,772,423	NA	—	$73,772,423

Net Asset Value Per Share	$13.23	NA	—	$13.23

Shares Outstanding	5,575,673	NA	—	5,575,673

The following table sets forth the unaudited capitalization of MDT Balanced Fund’s Class A Shares into Federated MDT Balanced Fund’s Class A Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		Balanced Fund –
	MDT Balanced Fund –	Balanced Fund –		Class A Shares
	Class A Shares	Class A Shares	Adjustments	Pro Forma Combined

Net Assets	$1,916,156	NA	—	$1,916,156

Net Asset Value Per Share	$13.21	NA	—	$13.21

Shares Outstanding	145,001	NA	—	145,001

The following table sets forth the unaudited capitalization of MDT Balanced Fund’s Class C Shares into Federated MDT Balanced Fund’s Class C Shares as of July 31, 2006:

				Federated MDT
		Federated MDT		Balanced Fund –
	MDT Balanced Fund –	Balanced Fund –		Class C Shares
	Class C Shares	Class C Shares	Adjustments	Pro Forma Combined

Net Assets	$3,897,070	NA	—	$3,897,070

Net Asset Value Per Share	$13.13	NA	—	$13.13

Shares Outstanding	296,827	NA	—	296,827

INCOME TAX CONSEQUENCES

As a condition to the Reorganization, the MDT Trust will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

  the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the MDT Funds and Federated Funds each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
  no gain or loss will be recognized by the Federated Funds upon its receipt of the MDT Fund’s assets in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds;
  no gain or loss will be recognized by the MDT Funds upon transfer of its assets to the Federated Funds in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds or upon the distribution of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds to the MDT Fund’s shareholders in exchange for their shares of the MDT Funds;
  no gain or loss will be recognized by shareholders of the MDT Funds upon exchange of their shares of the MDT Funds for Class A Shares, Class C Shares and Institutional Shares of the Federated Funds;
  the aggregate tax basis of Class A Shares, Class C Shares and Institutional Shares of the Federated Funds received by each shareholder of the MDT Funds pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the MDT Funds held by such shareholder immediately prior to the Reorganization;

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  the holding period of the MDT Fund’s Class A Shares, Class C Shares and Institutional Shares received by each shareholder of the MDT Funds pursuant to the Plan will include the period during which shares of the MDT Funds exchanged therefore were held by such shareholder, provided the shares of the MDT Funds were held as capital assets on the date of the Reorganization;

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  the tax basis of the assets of the MDT Funds acquired by the Federated Funds will be the same as the tax basis of such assets to the MDT Funds immediately prior to the Reorganization; and
  the holding period of the MDT Fund’s assets in the hands of the Federated Funds will include the period during which those assets were held by the MDT Funds.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Funds, the MDT Funds or the MDT Funds’ shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders of the MDT Funds should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

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COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

GENERAL. Both the MDT Funds and the Federated Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. The MDT Trust was organized as a statutory trust pursuant to a Declaration of Trust under the laws of the state of Delaware, and the Federated Trust was organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. The MDT Funds and the Federated Funds are governed by their respective Declarations of Trust, Bylaws and Boards of Trustees, in addition to applicable state and federal law. The rights of shareholders of the MDT Funds and shareholders of the Federated Funds as set forth in the applicable Declarations of Trust and Bylaws are substantially similar; however, differences in states laws could affect the rights of shareholders. Set forth below is a brief summary of the significant rights of shareholders of the MDT Funds and shareholders of the Federated Funds.

Shares of The MDT Funds and The Federated Funds. The MDT Funds are authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.01 per share. The Board of the MDT Trust has established three classes of shares: Class A shares, Class C shares and Institutional Shares. The Federated Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Federated Funds have established three classes of shares: Class A Shares, Class C Shares and Institutional Shares. Issued and outstanding shares of both of the MDT Funds and the Federated Funds are fully paid and non-assessable, and freely transferable.

Voting Rights. Neither the MDT Funds nor the Federated Funds are required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. The Federated Funds require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of shares, entitled to vote. Each share of the MDT Funds and the Federated Funds give the shareholder one vote in trustee elections and other matters submitted to shareholders for vote.

Quorum. The MDT Funds require, with the exception of a larger quorum required by applicable law, that forty percent (40%) of the dollar-weighted voting power of shares entitled to vote shall constitute a quorum at a Shareholders’ meeting. The Declaration of Trust for the Federated Funds provides that, unless provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of more than fifty percent (50%) of the total number of outstanding shares of all series and classes entitled to vote at such meeting. The Declarations of Trust for both the MDT Funds and the Federated Funds provide that if a quorum is not present for the purpose of any vote that may properly come before the meeting, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter is present, whereupon any such matter may be voted upon at the meeting as though held when originally convened.

Trustees. The Declarations of Trust for the MDT Funds and the Federated Funds each provide that the term of office of each Trustee shall be for the lifetime of the applicable MDT Trust or Federated Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of the MDT Funds or the Federated Funds may be removed by: (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

Liability of Trustees and Officers. Under the Declarations of Trust for the MDT Funds and the Federated Funds, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the MDT Funds and the Bylaws for the Federated Funds each further provide that Trustees and officers will be indemnified by the MDT Funds or the Federated Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person’s conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person’s duties.

Shareholder Liability. Under certain circumstances, shareholders of the Federated Funds may be held personally liable as partners under Massachusetts law for obligations of the Federated Funds. To protect its shareholders, the Federated Funds have filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Funds or their Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Federated Fund’s obligations, the Federated Funds are required to use its property to protect or compensate the shareholder. On request, the Federated Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation on behalf of the Federated Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Funds themselves cannot meet their obligations to indemnify shareholders and pay judgments against them from their assets.

Shareholders of MDT Funds do not have the same potential liability under Delaware law.

Termination. In the event of the termination of the MDT Funds or class of the MDT Funds or the termination of the Federated Funds or class of the Federated Funds, the shareholders of either Fund or either class are entitled to receive, when and as declared by its Trustees, the remaining proceeds belonging to each class ratably among the holders of the shares of that class outstanding. In either case, the assets belonging to the class will be distributed among the shareholders in proportion to the number of shares of the respective class held by them.

INFORMATION ABOUT THE MDT FUNDS AND THE FEDERATED FUNDS

WHERE TO FIND ADDITIONAL INFORMATION

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Information about the MDT Funds is included in their Prospectus and Statement of Additional Information dated November 28, 2005, as revised July 17, 2006 each of which is incorporated herein by reference. Information about the Federated Funds is included in their Prospectus dated August 9, 2006, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in their Statement of Additional Information dated August 9, 2006, which is incorporated herein by reference. Copies of the Statement of Additional Information of the Federated Funds, the Prospectus and Statement of Additional Information of MDT Funds and the Statement of Additional Information relating to this Prospectus/Proxy Statement dated September 18, 2006, all of which have been filed with the SEC, and may be obtained without charge by contacting either the Trust or the Federated Trust at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Prospectuses and Statements of Additional Information of the MDT Funds and the Federated Funds are also available electronically at either MDT’s website at mdtfunds.com or Federated’s website at FederatedInvestors.com.

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The Trusts, on behalf of both Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Trusts, on behalf of both Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

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Proxies are being solicited by the MDT Board, on behalf of the MDT Funds. The proxies will be voted at the special meeting of shareholders of the MDT Funds to be held on November 17, 2006 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

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The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Adviser, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact. The Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

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The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of the Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about October 2, 2006, to shareholders of record at the close of business on September 11, 2006 (the “Record Date”).

If the shareholders of any MDT Fund fail to approve the New Investment Management Agreement as provided herein, the Adviser may continue to serve hereunder under the Interim Investment Management Agreement but only to the extent permitted by the 1940 Act and the rules and regulations thereunder. If shareholders of a MDT Fund fail to approve a Reorganization, such MDT Fund will not be reorganized and the MDT Board will consider other alternatives for the MDT Fund.

The MDT Funds’ Annual Report, which includes audited financial statements for their fiscal year ended July 31, 2005, was previously mailed to shareholders of the MDT Funds. The MDT Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of their Annual Report. Requests for Annual Reports for the MDT Funds may be made by writing to the MDT Trust’s principal executive offices or by calling the MDT Trust. The principal executive office for the MDT Funds is located at 125 Cambridge Park Drive, Cambridge, MA 02140 and the MDT Trust’s toll-free telephone number is 1-800-341-7400. The principal executive office of the Federated Fund is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, and the Federated Trust’s toll-free telephone number is 1-800-341-7400. These reports are also available electronically at MDT’s website at mdtfunds.com or Federated’s website at FederatedInvestors.com.

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PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the MDT Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of MDT. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of Reorganization and the New Investment Management Agreement.

In order to hold the Special Meeting, a “quorum” of shareholders of the MDT Funds must be present. Holders of forty percent (40%) of the total number of outstanding shares of the MDT Funds, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

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Shareholder approval with respect to the proposals requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the MDT Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the MDT Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the MDT Fund.

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For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposals.

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If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposals, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

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Share Ownership of the Funds

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As of September 11, 2006, the MDT Funds had the following numbers of outstanding shares of beneficial interest:

		Outstanding
Name of Fund	Share Class	Shares

MDT All Cap Core Fund	Class A Shares	7,762,258
	Class C Shares	3,533,172
	Institutional Shares	2,814,490

MDT Tax Aware/All Cap Core Fund	Class A Shares	213,627
	Class C Shares	141,453
	Institutional Shares	135,784

MDT Large Cap Growth Fund	Class A Shares	27,273
	Class C Shares	16,708
	Institutional Shares	31,623

MDT Mid Cap Growth Fund	Class A Shares	13,533
	Class C Shares	945
	Institutional Shares	21,077

MDT Small Cap Core Fund	Class A Shares	74,990
	Class C Shares	139,307
	Institutional Shares	121,020

MDT Small Cap Growth Fund	Class A Shares	21,913
	Class C Shares	31,655
	Institutional Shares	19,581

MDT Small Cap Value Fund	Class A Shares	89,765
	Class C Shares	29,242
	Institutional Shares	329,490

MDT Balanced Fund	Class A Shares	469,201
	Class C Shares	407,122
	Institutional Shares	5,530,081

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Each share is entitled to one vote and fractional shares have proportionate voting rights.

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To the knowledge of the Trusts’ management, as of September 11, 2006, the following entities held beneficially or of record more than 5% of each Fund’s outstanding shares:

Total Shares /
Name of Fund	Shareholder Name and Address	Percentage Owned

MDT All Cap Core Fund – Class A Shares	Edward Jones & Co.; Maryland Heights, MO	388,150 / 5.00%

MDT All Cap Core Fund – Class C Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	585,730 / 16.58%

MDT All Cap Core Fund – Institutional Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	207,312 / 7.37%
	State Street Bank and Trust Company; Holmes Beach, FL	142,295 / 5.06%
	State Street Bank and Trust Company; Marblehead, MA	141,107 / 5.01%

MDT Tax Aware/All Cap Core Fund – Class A Shares	Edward Jones & Co.; Maryland Heights, MO	11,366 / 5.32%
	UBS Financial Services, Inc.; St. Charles, IL	14,750 / 6.90%
	UBS Financial Services, Inc.; Barrington, IL	15,520 / 7.27%
	UBS Financial Services, Inc.; Jamesville, NY	16,019 / 7.50%
	UBS Financial Services, Inc.; Barrington, IL	19,197 / 8.99%
	UBS Financial Services, Inc.; Bozeman, MT	19,417 / 9.09%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	23,096 / 10.81%
	UBS Financial Services, Inc.; Barrington, IL	35,701 / 16.71%
MDT Tax Aware/All Cap Core Fund – Class C Shares	UBS Financial Services, Inc.; Mamaroneck, NY	9,699 / 6.86%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	66,168 / 46.78%

MDT Tax Aware/All Cap Core Fund – Institutional Shares	Richard F. Cole; Marblehead, MA	9,884 / 7.28%
	Robert G. Stone & Mary B. Smith Trust; Marion, MA	25,303 / 18.63%
	Donna Berman; Lexington, MA	28,640 / 21.09%
	Rick H. Faulk & Kathy A. Faulk JTWROS; Andover, MA	29,493 / 21.72%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	31,109 / 22.91%

MDT Large Cap Growth Fund – Class A Shares	Edward Jones & Co.; Maryland Heights, MO	7,537 / 27.64%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	19,476 / 71.41%

MDT Large Cap Growth Fund – Class C Shares	Edward Jones & Co.; Maryland Heights, MO	2,938 / 17.59%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	12,159 / 72.77%

MDT Large Cap Growth Fund – Institutional Shares	Merrill Lynch Pierce, Fenner & Smith; Jacksonville FL	1,696 / 5.36%
	Gerald P. Thomas	3,087 / 9.76%
	Edward Jones & Co.; Maryland Heights, MO	23,868 / 75.48%

MDT Mid Cap Growth Fund – Class A Shares	UBS Financial Services, Inc.; Weehawken, NJ	1,788 / 13.21%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	2,075 / 15.33%
	Edward Jones & Co.; Maryland Heights, MO	3,953 / 29.22%
	UBS Financial Services, Inc.; Mamaroneck, NY	4,704 / 34.76%

MDT Mid Cap Growth Fund – Class C Shares	State Street Bank and Trust Company; Holmes Beach, FL	100 / 10.57%
	Edward Jones & Co.; Maryland Heights, MO	421 / 44.62%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	424 / 44.81%

MDT Mid Cap Growth Fund – Institutional Shares	State Street Bank and Trust Company; Bedford, MA	2,000 / 9.49%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	3,279 / 15.56%
	State Street Bank and Trust Company; Bedford, MA	13,060 / 61.96%

MDT Small Cap Core Fund – Class A Shares	UBS Financial Services, Inc.; Miami Beach, FL	4,401 / 5.87%
	UBS Financial Services, Inc.; Eden Prairie, MN	5,078 / 6.77%
	Edward Jones & Co.; Maryland Heights, MO	6,534 / 8.71%
	Merrill Lynch Pierce, Fenner & Smith; Jacksonville FL	7,577 / 10.10%
	Morgan Keegan, Company, Inc.; Memphis, TN	40,714 / 54.29%

MDT Small Cap Core Fund – Class C Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	94,094 / 67.54%

MDT Small Cap Core Fund – Institutional Shares	State Street Bank and Trust Company; Lexington, MA	22,108 / 18.27%
	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	80,166 / 66.24%

MDT Small Cap Growth Fund – Class A Shares	Edward Jones & Co.; Maryland Heights, MO	1,257 / 5.74%
	Morgan Keegan Company, Inc.; Memphis, TN	1,576 / 7.19%
	Morgan Keegan Company, Inc.; Memphis, TN	1,613 / 7.36%
	UBS Financial Services, Inc.; Weehawken, NJ	3,557 / 16.23%
	Morgan Keegan Company, Inc.; Memphis, TN	4,647 / 21.21%
	Morgan Keegan Company, Inc.; Memphis, TN	5,048 / 23.04%

MDT Small Cap Growth Fund – Class C Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	31,297 / 98.87%

MDT Small Cap Growth Fund – Institutional Shares	State Street Bank and Trust Company; Bedford, MA	2,000 / 10.21%
	Merrill Lynch Pierce, Fenner & Smith; Jacksonville FL	6,199 / 31.66%
	State Street Bank and Trust Company; Bedford, MA	9,707 / 49.57%

MDT Small Cap Value Fund – Class A Shares	Morgan Keegan Company, Inc.; Memphis, TN	4,744 / 5.28%
	Edward Jones & Co.; Maryland Heights, MO	4,893 / 5.45%
	Morgan Keegan Company, Inc.; Memphis, TN	5,250 / 5.85%
	Morgan Keegan Company, Inc.; Memphis, TN	5,627 / 6.27%
	Merrill Lynch Pierce, Fenner & Smith; Jacksonville FL	15,330 / 17.08%

MDT Small Cap Value Fund – Class C Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	5,309 / 18.16%
	Morgan Keegan Company, Inc.; Memphis, TN	7,020 / 24.01%
	Morgan Keegan Company, Inc.; Memphis, TN	11,124 / 38.04%

MDT Small Cap Value Fund – Institutional Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	67,082 / 20.36%
	Iowa State Bank & Trust Co.; Iowa City, IA	256,891 / 77.97%

MDT Balanced Fund – Class A Shares	Emjay Corporation; Greenwood Village, CO	28,184 / 6.01%
	Citigroup Global Markets, Inc.; New York, NY	44,007 / 9.38%
	Edward Jones & Co.; Maryland Heights, MO	246,429 / 52.52

MDT Balanced Fund – Class C Shares	Merrill Lynch, Pierce, Fenner & Smith; Jacksonville FL	49,411 / 12.14%

MDT Balanced Fund – Institutional Shares	State Street Bank and Trust Company; Bedford, MA	384,521 / 6.95%

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Officers and Trustees of the Federated Trust own less than 1% of each class of the Federated Fund’s outstanding shares.

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Since the Federated Funds are a newly formed Trust, at the close of business on the Record Date, the Adviser owns all outstanding shares of Class A Shares, Class C Shares or Institutional Shares of the Federated Funds.

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Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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UBS Financial Services Co. is organized in the state of Delaware and is a subsidiary of UBS AG; organized in Zurich, Switzerland.

Merrill Lynch, Pierce, Fenner & Smith is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co.; also organized in the state of Delaware.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones Financial Companies, LLP; also organized in the state of Missouri.

Morgan Keegan is organized in the state of Tennessee and is a subsidiary of Regions Financial Corporation; organized in the state of Delaware.

State Street Bank is organized in the commonwealth of Massachusetts and is a subsidiary of State Street Corporation; also organized in the commonwealth of Massachusetts.

Iowa State Bank & Trust Co. is organized in the state of Iowa and is a subsidiary of ISB Financial Corporation; organized in the state of Iowa.

INTERESTS OF CERTAIN PERSONS

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The MDT Funds and the Federated Funds are managed by Federated MDT LLC. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

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The MDT Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to the MDT Funds, 125 Cambridge Park Drive, Cambridge, MA 02140, so that they are received within a reasonable time before any such meeting.

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No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the MDT Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND
RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

John F. Sherman
Secretary
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September 18, 2006

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EXHIBIT A

MDT FUNDS

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Form of Investment Management Agreement

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THIS INVESTMENT MANAGEMENT AGREEMENT (this “Agreement”) is made as of , 2006, by and between MDT Funds, a Delaware statutory trust (the “Trust),on behalf of each series of the Trust (each, a “Fund” and collectively, the “Funds”) listed in Appendix A hereto, as the same may be amended from time to time, and Federated MDTA LLC, a Delaware limited liability company (the “Manager”).

WITNESSETH:

WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the “Investment Company Act”); and

WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

WHEREAS, the Trust desires to retain the Manager to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Manager desires to furnish said advice and services; and

NOW, THEREFORE, in consideration of the covenants and the mutual promises set forth herein, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

1. APPOINTMENT OF MANAGER. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to provide management services and to render investment advice and related services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust’s Board of Trustees (the “Board”).

2. DUTIES OF MANAGER.

a)	GENERAL DUTIES. The Manager shall act as investment manager to each of the Funds and shall supervise investments of each Fund on behalf of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Trust’s prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trustee: may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish each Fund with advice and recommendations with respect to the investment of the Fund’s assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iii) vote proxies for the Fund, file ownership reports under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), for the Fund, and take other related actions on behalf of the Fund; (iv) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the officers or Trustees of the Trust may reasonably request; and (v) render to the Trust’s Board of Trustees such periodic and special reports with respect to the Fund’s investment activities as the Board may reasonably request.

b)	BROKERAGE. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing each Fund’s securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that each Fund’s total cost or proceeds in each transaction will be the most favorable under all the circumstances.

Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

It is also understood that it is desirable for the Funds that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Board from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds’ portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

On occasions when the Manager deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

3. BEST EFFORTS AND JUDGMENT. The Manager shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

4. INDEPENDENT CONTRACTOR. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds. It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

5. MANAGER’S PERSONNEL. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Board may desire and reasonably request.

6. REPORTS BY FUNDS TO MANAGER. Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund’s investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

7. EXPENSES.

a)	With respect to the operation of each Fund, and to the extent not paid or reimbursed through a plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act, the Manager is responsible for (i) the compensation of any of the Trust’s trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund’s responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Funds’ prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.

b)	Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including the Fund’s portion of all fees and expenses of the Trust’s custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating the Fund’s daily NAV and of maintaining its books of account required under the Investment Company Act; taxes, if any; expenditures in connection with meetings of each Fund’s shareholders and the Board that are payable by the Fund; the Fund’s portion of salaries and expenses of officers of the Trust, including without limitation the Trust’s Chief Compliance Officer (as agreed by the Board) and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues or educational program expenses determined appropriate by the Board; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

c)	The Manager may voluntarily absorb certain Fund expenses or waive all or a portion of the Manager’s own advisory fee

d)	To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager’s actual costs for providing such services. In determining the Manager’s actual costs, the Manager may take into account an allocated portion of the salaries and overhead of personnel performing such services.

8. INVESTMENT ADVISORY AND MANAGEMENT FEE.

a)	Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee at the annual rate set forth in the Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

b)	The management fee shall be accrued daily by each Fund and paid to the Manager on the first business day of the succeeding month.

c)	The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

d)	The Manager may, but is not required to, waive all or a portion of its fees and/or reimburse the Funds for other expenses in order to reduce the operating expenses of the Funds. Any such reduction, reimbursement, waiver, or payment (collectively “subsidies”) shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager may also agree contractually to limit a Fund’s operating expenses. To the extent such a voluntary or contractual expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of such Fund in a prospectus, the limit cannot be changed without first disclosing the change in an updated prospectus.

The Manager may seek reimbursement in a subsequent fiscal year of any subsidies made by the Manager either voluntarily or pursuant to agreement. The reimbursement of any subsidy must be approved by the Board and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates. The Manager may not request and receive reimbursement for any subsidies before payment of a Fund’s ordinary operating expenses for the current year and cannot cause a Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

e)	The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

9. FUND SHARE ACTIVITIES OF MANAGER’S OFFICERS AND EMPLOYEES. The Manager agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the NAV thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act.

10. CONFLICTS WITH TRUST’S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust’s Agreement and Declaration of Trust, By-laws, or any applicable statute or regulation, or to relieve or deprive the Board of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

11. MANAGER’S LIABILITIES

a)	In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds.

Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, a Fund or any shareholder of a Fund may have under any federal securities law or state law.

b)	The Funds shall indemnify and hold harmless the Manager and the directors, members, shareholders, officers and employees of the Manager (any such person, an “Indemnified Party”) against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party’s performance or non-performance of any duties under this Agreement provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

c)	No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or director, member or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

12. NON-EXCLUSIVITY. The Trust’s employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended. Likewise, the Manager may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Manager expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Manager will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board.

13. TERM.

a)	This Agreement shall become effective as of the date that certain Interim Investment Management Agreement, dated July 14, 2006, between the parties terminates and this Agreement is approved by the shareholders as required under the Investment Company Act, and shall remain in effect for a period of two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for each Fund at least annually by (i) the Board or by the vote of a majority of the outstanding voting securities of each Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms “majority of the outstanding voting securities” and “interested persons” shall have the meanings as set forth in the Investment Company Act.

b)	Each Fund may use the names “Optimum Q” or any name derived from or using the name “Optimum Q” only for so long as this Agreement or any extension, renewal or amendment hereof remains in effect. Within sixty (60) days from such time as this Agreement shall no longer be in effect in respect of a Fund, the Fund shall cease to use such a name or any other name connected with the Manager without the prior written consent of the Manager.

14. TERMINATION. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of a Fund, upon sixty (60) days’ written notice to the Manager, and by the Manager upon sixty (60) days’ written notice to a Fund.

15. TERMINATION BY ASSIGNMENT. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

16. TRANSFER, ASSIGNMENT. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of each Fund.

17. NONPUBLIC PERSONAL INFORMATION. Notwithstanding any provision herein to the contrary, the Manager hereto agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trusts (a) all records and other information relative to the Funds and their prior, present or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P (“Regulation SP”), promulgated under the Gramm-Leach-Bliley Act (the “G-L-B Act”), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation SP or the G-L-B Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not unreasonably be withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

18. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

19. DEFINITIONS. The terms “majority of the outstanding voting securities” and “interested persons” shall have the meanings as set forth in the Investment Company Act.

20. NOTICE OF DECLARATION OF TRUST. The Manager agrees that the Trust’s obligations under this Agreement shall be limited to the Funds and to their assets, and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

21. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

22. GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Massachusetts without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

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MDT FUNDS
By: John C. Duane

Title: Treasurer
Federated MDTA LLC
By: Gordon Ceresino

Title: President

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Appendix A to
Investment Management Agreement
FEE SCHEDULE

Name of Fund	Applicable Fee
MDT Balanced Fund	0.75%
MDT Small Cap Value Fund	1.25%
MDT Small Cap Growth Fund	1.25%
MDT Small Cap Core Fund	1.25%
MDT Mid Cap Growth Fund	0.90%
MDT Large Cap Growth Fund	0.75%
MDT Tax-Aware All Cap Core Fund	1.00%
MDT All Cap Core Fund	0.75%

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EXHIBIT B

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FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ___________, (the “Agreement”) is made between MDT Funds, a Delaware statutory trust (the “Trust”), with its principal place of business at 125 Cambridge Park Drive, Cambridge, Massachusetts 02140, with respect to its portfolio, MDT ______________ Fund (the “Fund”), and Federated MDT Series, a Massachusetts business trust (the “Federated Trust”), with its principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, on behalf of its portfolio, Federated  _______________ Fund (the “Successor Fund”).

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RECITALS

WHEREAS, the Board of Trustees of the Federated Trust and the Board of Trustees of the Trust have determined that it is in the best interests of the Federated Trust and the Trust, respectively, that the assets of the Fund be acquired by the Successor Fund pursuant to this Agreement; and

WHEREAS, the parties desire to enter into a plan of exchange which would constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”).

AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1. PLAN OF EXCHANGE.

a)	Subject to the terms and conditions set forth herein, the Fund shall assign, transfer and convey its assets, including all securities and cash held by the Fund (subject to the liabilities of the Fund which shall be assumed by the Successor Fund) to the Successor Fund, and the Successor Fund shall acquire all of the assets of the Fund (subject as aforesaid to the liabilities of the Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund (the “Successor Fund Shares”), to be issued by the Federated Trust, in an aggregate number equal to the number of shares of the Fund then outstanding, and having an aggregate net asset value equal to the net assets of the Fund. The value of the assets of the Fund and the net asset value per share of the Successor Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the “Valuation Time”) in accordance with the procedures for determining the value of the Successor Fund’s assets set forth in the Successor Fund’s organizational documents and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund’s Registration Statement on Form N-1A (the “Registration Statement”). Successor Fund will not issue certificates representing Successor Fund Shares in connection with the Reorganization. In lieu of delivering certificates for the Successor Fund Shares, the Federated Trust shall credit the Successor Fund Shares to the Fund’s account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Fund. The Fund shall then deliver written instructions to the Federated Trust’s transfer agent to establish accounts for the shareholders on the share record books relating to the Successor Fund.

b)	When the Successor Fund Shares are distributed pursuant to paragraph 1(a), all outstanding shares of the Fund, including any represented by certificates, shall be canceled on the Fund’s share transfer books. No redemption or repurchase of Successor Fund Shares credited to a shareholder’s account in respect of shares of the Fund represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

c)	Delivery of the assets of the Fund to be transferred shall be made on the Exchange Date (as hereinafter defined). Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust’s custodian (the “Custodian”), for the account of the Federated Trust and the Successor Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Successor Fund.

d)	The Fund will pay or cause to be paid to the Federated Trust any interest received on or after the Exchange Date with respect to assets transferred from the Fund to the Successor Fund hereunder and any distributions, rights or other assets received by the Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Fund to the Successor Fund hereunder. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

e)	The Exchange Date shall be ____________, or such earlier or later date as may be mutually agreed upon by the parties.

f)	As soon as practicable after the Exchange Date, the Fund shall distribute all of the Successor Fund Shares received by it to the shareholders of the Fund in numbers equal to the number of shares that each such shareholder holds in the Fund, and shall take all other steps necessary to effect its dissolution and termination. After the Exchange Date, the Fund shall not conduct any business except in connection with its dissolution and termination.

2. THE TRUST’S REPRESENTATIONS AND WARRANTIES. The Trust, on behalf of the Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Successor Fund as follows:

a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

b)	This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors’ rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Trust’s Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

c)	The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

d)	Except as shown on the audited financial statements of the Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Fund’s business since then, the Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Fund’s knowledge, threatened against the Fund.

e)	On the Exchange Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the Fund’s assets to be transferred by it hereunder.

f)	For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

g)	At the Exchange Date, all Federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

3. THE FEDERATED TRUST’S REPRESENTATIONS AND WARRANTIES. The Federated Trust, on behalf of the Successor Fund, represents and warrants to and agrees with the Trust, on behalf of the Fund, as follows:

a)	The Federated Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; the Successor Fund is a duly organized portfolio of the Federated Trust; and the Federated Trust has the power to carry on its business as it is now being conducted and to carry out this Agreement.

b)	This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors’ rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Federated Trust’s Declaration of Trust or By-laws or any agreement or arrangement to which it is a party or by which it is bound.

c)	The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

d)	The Successor Fund does not have any liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Federated Trust’s knowledge, threatened against the Successor Fund. Other than organizational activities, the Successor Fund has not engaged in any business activities.

e)	At the Exchange Date, the Successor Fund Shares to be issued to the Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust. No Federated Trust or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

4. THE FEDERATED TRUST’S CONDITIONS PRECEDENT. The obligations of the Federated Trust hereunder shall be subject to the following conditions:

a)	The Fund shall have furnished to the Federated Trust a statement of the Fund’s assets, including a list of securities owned by the Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

b)	As of the Exchange Date, all representations and warranties of the Trust and the Fund made in this Agreement shall be true and correct as if made at and as of such date, and the Trust and the Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

c)	A meeting of the shareholders of the Fund to approve this Agreement and the transactions and exchange contemplated hereby shall have been duly called and held on this Agreement and the transactions contemplated hereby shall have been approved by the vote required by applicable law.

5. THE TRUST’S CONDITIONS PRECEDENT. The obligations of the Trust hereunder with respect to the Fund, shall be subject to the condition that as of the Exchange Date all representations and warranties of the Federated Trust and the Successor Fund made in this Agreement shall be true and correct as if made at and as of such date, and that the Federated Trust and the Successor Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

6. THE FEDERATED TRUST’S AND FUND’S CONDITIONS PRECEDENT. The obligations of both the Federated Trust and the Fund hereunder shall be subject to the following conditions:

a)	The Federated Trust’s initial Registration Statement, filed on Form N-1A, relating to the Successor Fund under the Securities Act of 1933, as amended, and the 1940 Act shall have become effective, and any additional posteffective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Securities and Exchange Commission and shall have become effective.

b)	No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

c)	Each party shall have received an opinion of Reed Smith LLP to the effect that the reorganization contemplated by this Agreement qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code.

d)	The Fund shall receive an opinion of Reed Smith LLP, counsel to the Successor Fund, in form and substance reasonably acceptable to the Fund, covering such matters as may be reasonably requested by the Fund and its counsel.

e)	The Successor Fund shall receive an opinion of counsel to the Fund, in form and substance reasonably acceptable to the Successor Fund, covering such matters as may be reasonably requested by the Successor Fund and its counsel.

Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund.

7. EXPENSES. The Successor Fund, the Fund, the Federated Trust and the Trust will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Successor Fund may incur registration fees, on an as incurred basis.

8. TERMINATION OF AGREEMENT. This Agreement and the transactions contemplated hereby may be terminated and abandoned by the mutual agreement of the Federated Trust and the Trust. In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Exchange Date due to:

a)	a material breach by the other of any material representation, warranty, or agreement contained herein to be performed at or before the Exchange Date, if not cured within 30 days;

b)	a condition herein expressed to be a precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met;

c)	a resolution of the Board of Trustees of the Federated Trust or the Board of Trustees of the Trust at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Fund) if circumstances should develop that, in the opinion of either the Board of Trustees of the Federated Trust or the Board of Trustees of the Trust, proceeding with this Agreement is no longer in the best interests of the Fund or the Successor Fund, respectively.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Trust or the Trustees, officers or shareholders of the Federated Trust, in respect of this Agreement.

9. WAIVER AND AMENDMENTS. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of Trustees of the Federated Trust, and any of the conditions set forth in Section 5 may be waived by the Board of Trustees of the Trust, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or the shareholders of the Successor Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of the Trust and the Federated Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of the Fund and the Successor Fund.

10. NO SURVIVAL OF REPRESENTATIONS. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

12. CAPACITY OF TRUSTEES, ETC.

a)	The names “Federated MDT Series” and “Board of Trustees of the Federated MDT Series” refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust’s Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Federated Trust. The obligations of the Federated Trust entered into in the name or on behalf of the Successor Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Successor Fund’s trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

b)	Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Successor Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

13. COUNTERPARTS. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

14. SALES LOAD ON ACQUIRING FUND SHARES. Holders of Institutional Shares of the Acquired Fund as of the Closing Date shall not be subject to the sales load on any future purchases on the Class A Shares of the Acquiring Fund or on any other Federated Fund.

IN WITNESS WHEREOF, the Federated Trust and the Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.

MDT	FUND
MDT FUNDS
on behalf of its portfolio,
MDT	FUND
By:

Title:

FEDERATED MDT SERIES,
on behalf of the portfolio,
MDT	FUND
By:

Title:


EXHIBIT C

MDT FUND – ALL CAP CORE FUND – FINANCIAL HIGHLIGHTS – CLASS A SHARES6

The following Financial Highlights will help you understand the financial performance of the MDT Funds, since their inception. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

(For a Share Outstanding Throughout Each Period)

	For The Six			For The Period
	Months Ended	For The	For The	February 12, 2003[1]
	January 31, 2006	Year Ended	Year Ended	Through
	(Unaudited)	July 31, 2005	July 31, 2004	July 31, 2003
Per Share Data:

Net Asset Value, Beginning of Period	$15.26	$13.52	$11.75	$10.17

Income From Investment Operations:

Net investment income (loss)	(0.00)[5]	(0.00)[5]	0.01	0.00

Net realized and unrealized gain on investments	1.10	2.85	2.05	1.58

TOTAL FROM INVESTMENT OPERATIONS	1.10	2.85	2.06	1.58

Less Distributions:

Dividends from net investment income	—	(0.03)	(0.02)	—

Distributions from net capital gains	(0.87)	(1.08)	(0.27)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.87)	(1.11)	(0.29)	—

Net Asset Value, End of Period	$15.49	$15.26	$13.52	$11.75

Total Return[7]	7.43%[2]	21.79%	17.53%	15.54%[2]

Supplemental Data and Ratios:

Net assets, end of period	$52,917,348	$30,336,133	$9,628,390	$1,584,985

Ratio of expenses to average net assets before waiver or recovery of
waived expenses by Adviser	1.70%[3]	1.54%	1.65%	2.34%[3]

Ratio of expenses to average net assets after waiver or recovery of
waived expenses by Adviser	1.50%[3]	1.50%[5]	1.50%	1.50%[3]

Ratio of net investment income (loss) to average net assets before
reimbursement by Adviser	(0.21)%[3]	(0.06)%	(0.10)%	(0.63)%[3]

Ratio of net investment income (loss) to average net assets after
reimbursement by Adviser	(0.01)%[3]	(0.02)%	0.05%	0.21%[3]

Portfolio turnover rate[4]	94.35%[2]	204.49%	95.80%	171.64%[2]

1	Commencement of operations.

2	Not Annualized.

3	Annualized.

4	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

5	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

6	Formerly the Adviser Class.

7	Calculation does not reflect the deduction of the 5.75% sales load.

MDT FUND – ALL CAP CORE FUND – FINANCIAL HIGHLIGHTS – CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$15.25

Income From Investment Operations:

Net investment loss	(0.04)

Net realized and unrealized gain on investments	1.12

TOTAL FROM INVESTMENT OPERATIONS	1.08

Less Distributions:

Dividends from net investment income	—

Distributions from net capital gains	(0.87)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.87)

Net Asset Value, End of Period	$15.46

Total Return[2,6]	7.27%

Supplemental Data and Ratios:

Net assets, end of period	$7,342,293

Ratio of expenses to average net assets before waiver or recovery of waived expenses by Adviser[3]	2.53%

Ratio of expenses to average net assets after waiver or recovery of waived expenses by Adviser[3]	2.25%

Ratio of net investment income (loss) to average net assets before waiver or recovery of waived expenses by Adviser[3]	(1.05)%

Ratio of net investment income (loss) to assets after waiver or recovery of waived expenses by Adviser[3]	(0.77)%

Portfolio turnover rate[2,4]	94.35%

1	Commencement of operations.

2	Not Annualized.

3	Annualized.

4	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

5	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

6	Calculation does not reflect the deduction of any sales charge.

MDT FUND – ALL CAP CORE FUND – FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES6

(For a Share Outstanding Throughout Each Period)

	For The Six			For The Period
	Months Ended	For The	For The	October 1, 2002[1]
	January 31, 2006	Year Ended	Year Ended	Through
	(Unaudited)	July 31, 2005	July 31, 2004	July 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$15.32	$13.55	$11.76	$10.00

Income From Investment Operations:

Net investment income	0.02[5]	0.03[5]	0.04	0.03

Net realized and unrealized gain on investments	1.12	2.87	2.05	1.75

TOTAL FROM INVESTMENT OPERATIONS	1.14	2.90	2.09	1.78

Less Distributions:

Dividends from net investment income	(0.02)	(0.05)	(0.03)	(0.01)

Distributions from net capital gains	(0.87)	(1.08)	(0.27)	(0.01)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.89)	(1.13)	(0.30)	(0.02)

Net Asset Value, End of Period	$15.57	$15.32	$13.55	$11.76

Total Return	7.62%[2]	22.14%	17.78%	17.75%[2]

Supplemental Data and Ratios:

Net assets, end of period	$43,004,518	$43,782,095	$31,532,451	$23,455,374

Ratio of expenses to average net assets before waiver or recovery of
waived expenses by Adviser	1.45%[3]	1.29%	1.40%	2.18%[3]

Ratio of expenses to average net assets after waiver or recovery of
waived expenses by Adviser	1.25%[3]	1.25%[5]	1.25%	1.33%[3]

Ratio of net investment income (loss) to average net assets before waiver
or recovery of waived expenses by Adviser	0.04%[3]	0.19%	0.15%	(0.48)%[3]

Ratio of net investment income (loss) to average net assets after waiver
or recovery of waived expenses by Adviser	0.24%[3]	0.23%	0.30%	0.37%[3]

Portfolio turnover rate[4]	94.35%[2]	204.49%	95.80%	171.64%[2]

1	Commencement of operations.

2	Not Annualized.

3	Annualized.

4	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

5	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

6	Formerly the Memorial Class.

MDT FUND – TAX AWARE/ALL CAP CORE FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C
	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
		(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.03)	(0.06)

Net realized and unrealized gain on investments	0.76	0.76

TOTAL FROM INVESTMENT OPERATIONS	0.73	0.70

Net Asset Value, End of Period	$10.73	$10.70

Total Return[3]	7.30%[5]	7.00%[6]

Supplemental Data and Ratios:

Net assets, end of period	$638,535	$93,083

Ratio of expenses to average net assets before reimbursement by Adviser[4]	9.46%	10.21%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(7.93)%	(8.68)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.52)%	(1.27)%

Portfolio turnover rate[3,7]	62.24%	62.24%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – TAX AWARE/ALL CAP CORE FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.01)

Net realized and unrealized gain on investments	0.75

TOTAL FROM INVESTMENT OPERATIONS	0.74

Net Asset Value, End of Period	$10.74

Total Return[3]	7.40%

Supplemental Data and Ratios:

Net assets, end of period	$706,220

Ratio of expenses to average net assets before reimbursement by Adviser[4]	9.21%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(7.68)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.27)%

Portfolio turnover rate[3,5]	62.24%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – LARGE CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
	(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.04)	(0.07)

Net realized and unrealized gain on investments	0.75	0.75

TOTAL FROM INVESTMENT OPERATIONS	0.71	0.68

Net Asset Value, End of Period	$10.71	$10.68

Total Return[3]	7.10%[5]	6.80%[6]

Supplemental Data and Ratios:

Net assets, end of period	$1,071	$1,068

Ratio of expenses to average net assets before reimbursement by Adviser[4]	20.68%	21.43%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(19.66)%	(20.41)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(1.03)%	(1.78)%

Portfolio turnover rate[3,7]	131.46%	131.46%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – LARGE CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.03)

Net realized and unrealized gain on investments	0.75

TOTAL FROM INVESTMENT OPERATIONS	0.72

Net Asset Value, End of Period	$10.72

Total Return[3]	7.20%

Supplemental Data and Ratios:

Net assets, end of period	$408,107

Ratio of expenses to average net assets before reimbursement by Adviser[4]	20.43%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(19.41)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.78)%

Portfolio turnover rate[3,5]	131.46%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – MID CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
		(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.04)	(0.07)

Net realized and unrealized gain on investments	1.29	1.29

TOTAL FROM INVESTMENT OPERATIONS	1.25	1.22

Net Asset Value, End of Period	$11.25	$11.22

Total Return[3]	12.50%[5]	12.20%[6]

Supplemental Data and Ratios:

Net assets, end of period	$14,134	$1,122

Ratio of expenses to average net assets before reimbursement by Adviser[4]	26.69%	27.44%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(25.73)%	(26.48)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(1.09)%	(1.84)%

Portfolio turnover rate[3,7]	77.42%	77.42%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – MID CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.03)

Net realized and unrealized gain on investments	1.29

TOTAL FROM INVESTMENT OPERATIONS	1.26

Net Asset Value, End of Period	$11.26

Total Return[3]	12.60%

Supplemental Data and Ratios:

Net assets, end of period	$302,723

Ratio of expenses to average net assets before reimbursement by Adviser[4]	26.44%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(25.48)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.84)%

Portfolio turnover rate[3,5]	77.42%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP CORE FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
	(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.05)	(0.09)

Net realized and unrealized gain on investments	1.78	1.80

TOTAL FROM INVESTMENT OPERATIONS	1.73	1.71

Net Asset Value, End of Period	$11.73	$11.71

Total Return[3]	17.30%[5]	17.10%[6]

Supplemental Data and Ratios:

Net assets, end of period	$72,209	$31,977

Ratio of expenses to average net assets before reimbursement by Adviser[4]	41.29%	42.04%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(40.27)%	(41.02)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(1.03)%	(1.78)%

Portfolio turnover rate[3,7]	89.31%	89.31%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP CORE FUND – FINANCIAL HIGHLIGHTS –
INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.04)

Net realized and unrealized gain on investments	1.79

TOTAL FROM INVESTMENT OPERATIONS	1.75

Net Asset Value, End of Period	$11.75

Total Return[3]	17.50%

Supplemental Data and Ratios:

Net assets, end of period	$197,094

Ratio of expenses to average net assets before reimbursement by Adviser[4]	41.04%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(40.02)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.78)%

Portfolio turnover rate[3,5]	89.31%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
	(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.06)	(0.09)

Net realized and unrealized gain on investments	1.67	1.66

TOTAL FROM INVESTMENT OPERATIONS	1.61	1.57

Net Asset Value, End of Period	$11.61	$11.57

Total Return[3]	16.10%[5]	15.70%[6]

Supplemental Data and Ratios:

Net assets, end of period	$1,161	$1,157

Ratio of expenses to average net assets before reimbursement by Adviser[4]	38.63%	39.38%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(38.03)%	(38.78)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(1.45)%	(2.20)%

Portfolio turnover rate[3,7]	78.05%	78.05%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP GROWTH FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.05)

Net realized and unrealized gain on investments	1.67

TOTAL FROM INVESTMENT OPERATIONS	1.62

Net Asset Value, End of Period	$11.62

Total Return[3]	16.20%

Supplemental Data and Ratios:

Net assets, end of period	$231,469

Ratio of expenses to average net assets before reimbursement by Adviser[4]	38.38%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(37.78)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(1.20)%

Portfolio turnover rate[3,5]	78.05%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP VALUE FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
	(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.03)	(0.06)

Net realized and unrealized gain on investments	1.39	1.39

TOTAL FROM INVESTMENT OPERATIONS	1.36	1.33

Net Asset Value, End of Period	$11.36	$11.33

Total Return[3]	13.60%[5]	13.30%[6]

Supplemental Data and Ratios:

Net assets, end of period	$2,817	$1,133

Ratio of expenses to average net assets before reimbursement by Adviser[4]	72.57%	73.32%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	2.05%	2.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(71.18)%	(71.93)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.66)%	(1.41)%

Portfolio turnover rate[3,7]	77.80%	77.80%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – SMALL CAP VALUE FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

For The Period
September 15, 2005[1]
Through
January 31, 2006
(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:

Net investment loss[2]	(0.01)

Net realized and unrealized gain on investments	1.39

TOTAL FROM INVESTMENT OPERATIONS	1.38

Net Asset Value, End of Period	$11.38

Total Return[3]	13.80%

Supplemental Data and Ratios:

Net assets, end of period	$110,903

Ratio of expenses to average net assets before reimbursement by Adviser[4]	72.32%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.80%

Ratio of net investment loss to average net assets before reimbursement by Adviser[4]	(70.93)%

Ratio of net investment loss to average net assets after reimbursement by Adviser[4]	(0.41)%

Portfolio turnover rate[3,5]	77.80%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – BALANCED FUND –
FINANCIAL HIGHLIGHTS – CLASS A SHARES AND CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

	Class A	Class C

	For The Period
	September 15, 2005[1]
		Through
	January 31, 2006
	(Unaudited)

Per Share Data:

Net Asset Value, Beginning of Period	$13.67	$13.67

Income From Investment Operations:

Net investment income[2]	0.07	0.04

Net realized and unrealized gain on investments	0.66	0.65

TOTAL FROM INVESTMENT OPERATIONS	0.73	0.69

Less Distributions:

Dividends from net investment income	(0.17)	(0.15)

Distributions from net capital gains	(0.93)	(0.93)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1.10)	(1.08)

Net Asset Value, End of Period	$13.30	$13.28

Total Return[3]	5.56%[5]	5.23%[6]

Supplemental Data and Ratios:

Net assets, end of period	$189,349	$227,911

Ratio of expenses to average net assets before reimbursement by Adviser[4]	1.74%	2.49%

Ratio of expenses to average net assets after reimbursement by Adviser[4]	1.50%	2.25%

Ratio of net investment income to average net assets before reimbursement by Adviser[4]	1.49%	0.74%

Ratio of net investment income to average net assets after reimbursement by Adviser[4]	1.73%	0.98%

Portfolio turnover rate[3,7]	63.58%	63.58%

1	Commencement of operations.

2	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.

3	Not annualized.

4	Annualized.

5	Calculation does not reflect the deduction of the 5.75% sales load.

6	Calculation does not reflect the deduction of any deferred sales charge.

7	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MDT FUND – BALANCED FUND –
FINANCIAL HIGHLIGHTS – INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

	For The Six			For The Period
	Months Ended	For The	For The	October 1, 2002[1]
	January 31, 2006	Year Ended	Year Ended	Through
	(Unaudited)	July 31, 2005	July 31, 2004	July 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$13.60	$12.82	$11.36	$10.00

Income From Investment Operations:

Net investment income[2]	0.13	0.20	0.13	0.13

Net realized and unrealized gain on investments	0.68	1.87	1.61	1.28

TOTAL FROM INVESTMENT OPERATIONS	0.81	2.07	1.74	1.41

Less Distributions:

Dividends from net investment income	(0.18)	(0.15)	(0.15)	(0.05)

Distributions from net capital gains	(0.93)	(1.14)	(0.13)	(0.00)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1.11)	(1.29)	(0.28)	(0.05)

Net Asset Value, End of Period	$13.30	$13.60	$12.82	$11.36

Total Return	6.19%[3]	16.81%	15.37%	14.18%[3]

Supplemental Data and Ratios:

Net assets, end of period	$76,017,174	$69,319,588	$53,814,830	$41,473,645

Ratio of expenses to average net assets before reimbursement by Adviser	1.41%[4]	1.19%	1.17%	1.39%[4]

Ratio of expenses to average net assets after waiver or recovery of
waived expenses by Adviser	1.25%[4]	1.19%	1.17%	1.47%[4]

Ratio of net investment income to average net assets before waiver or
recovery of waived expenses by Adviser	1.74%[4]	1.54%	1.03%	1.58%[4]

Ratio of net investment income to average net assets after waiver or
recovery of waived expenses by Adviser	1.90%[4]	1.54%	1.03%	1.50%[4]

Portfolio turnover rate	63.58%[3,5]	126.92%	78.44%	124.13%[3]

1	Commencement of operations.

2	Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

3	Not Annualized.

4	Annualized.

5	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

6	On August 25, 2005, shares were designated as Institutional Class.



EXHIBIT D

MDT FUNDS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

MDT ALL CAP CORE FUND – INSTITUTIONAL CLASS

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2005

		Annualized
	One	Since Inception
	Year	(October 1, 2002)

MDT All Cap Core Fund – Institutional Class	22.14%	20.47%

Russell 3000 Index	16.91%	19.33%

Lipper Multi-Cap Core Fund Index	17.95%	19.16%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

MDT ALL CAP CORE FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund returned 22.14% for the twelve months ended July 31, 2005, easily outperforming both the 16.91% return for the Russell 3000 Index and the 17.95% result for the Lipper Multi Cap Core Index. We have often spoken of our expectation that through superior stock selection the strategy can outperform in differing market environments. This was certainly demonstrated over the last twelve months as the strategy kept pace with the Russell 3000 Index in a strong market late in 2004, outperformed during the flat market of the first half of 2005 and outperformed again during the strong rally in July.

Compared to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period which helped boost performance since value companies outperformed their growth counterparts. An overweight position in mid capitalization companies helped relative results while an underweight position in small capitalization companies hurt. At the sector level, an overweight position in shares of energy companies contributed positively to the Fund’s relative performance, while investments in information technology and consumer cyclical companies lagged the market.

The Fund continues to favor value over growth and is moderately overweight large and mid capitalization stocks while being underweight small capitalization firms. The largest sector overweights are in energy and financial services, with consumer cyclicals, health care and information technology being those most significantly underweighted. With expectations for favorable economic conditions in the near term, we remain optimistic about the outlook for the Fund and will continue to strive for strong risk-adjusted returns through disciplined, fundamentally-based stock selection.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

SECTOR BREAKDOWN (as % of investments)

Basic Industries	2.5%

Capital Goods	2.7%

Consumer Durables	3.2%

Consumer Cyclicals	8.6%

Consumer Staples	3.2%

Energy	20.9%

Financial Services	36.1%

Healthcare	8.1%

Information Technology	9.3%

Public Utilities	2.1%

Transportation	3.3%

MDT BALANCED FUND - INSTITUTIONAL CLASS

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2005

		Annualized
	One	Since Inception
	Year	(October 1, 2002)

MDT Balanced Fund	16.81%	16.45%

S&P 500 Index	14.05%	17.83%

Lipper Balanced Fund Index	11.60%	13.07%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of US equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

One cannot invest directly in an index.

MDT BALANCED FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund returned 16.81% for the twelve-month period ended July 31, 2005, easily beating both the 14.05% result for the S&P 500 Index and the 11.60% return for the Lipper Balanced Fund Index. Once again, we were pleased with the Fund’s outperformance relative to a more narrow domestic equity index such as the S&P; we would not generally expect outperformance in a period of rising US markets given the Fund’s broad diversification into other asset classes.

The Fund’s allocation to US equities was fairly static over the period at approximately 50% of Fund assets. These investments, which are managed under our proprietary Optimum Q - All Cap Core strategy, had another strong period, soundly besting the return on the Russell 3000 Index. The Allocations to real estate investment trusts (“Reits”) and international equities were each reduced over the period to just over 6% of Fund assets. Despite the reduction, the performance of both of these sectors was favorable for the Fund’s results as Reits benefited from the low level of long-term interest rates and international equities held up well despite a rally in the dollar. Fixed income investment performance lagged the Fund’s other sectors, but helped stabilize the Fund through a volatile equity market.

Increasingly expensive Reit valuations and the recent reversal in the declining trend in the dollar have led us to moderate the Fund’s exposure to real estate and international equities. Despite these changes we will maintain our diversified approach and, as always, will be alert to adjusting the Fund’s positioning should changing market conditions warrant.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

ASSET ALLOCATION BREAKDOWN (as % of investments)

Domestic Equity	51.3%

Fixed Income	33.0%

International Equity	7.0%

REITs	6.8%

Short-Term Investments	1.9%


Federated Investors
World-Class Investment Manager

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400 or
Federated Securities Corp., Distributor
683898407	683898886	683898829	683898753
683898506	683898878	683898811	683898746
683898100	683898860	683898795	683898738
683898605	683898852	683898787	683898720
683898704	683898845	683898779	683898712
683898803	683898837	683898761	683898209

35368 (9/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.


                      STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 18, 2006

                          ACQUISITION OF THE ASSETS OF

                             MDT ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND,
                           MDT LARGE CAP GROWTH FUND,
                            MDT MID CAP GROWTH FUND,
                            MDT SMALL CAP CORE FUND,
                           MDT SMALL CAP GROWTH FUND,
                         MDT SMALL CAP VALUE FUND, AND
                               MDT BALANCED FUND

                          PORTFOLIOS OF THE MDT FUNDS

                            125 Cambridge Park Drive
                              Cambridge, MA 02140
                         Telephone No:  1-800-341-7400

 BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES
                                       OF

                       FEDERATED MDT ALL CAP CORE FUND,
                     FEDERATED TAX AWARE/ALL CAP CORE FUND,
                        FEDERATED LARGE CAP GROWTH FUND,
                         FEDERATED MID CAP GROWTH FUND,
                         FEDERATED SMALL CAP CORE FUND,
                        FEDERATED SMALL CAP GROWTH FUND,
                      FEDERATED SMALL CAP VALUE FUND, AND
                            FEDERATED BALANCED FUND

                       PORTFOLIOS OF FEDERATED MDT SERIES

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400

      This Statement of Additional Information, dated September 18, 2006, is not a prospectus. A Combined Prospectus and Proxy Statement, dated September 18,
2006, related to the above-referenced matter may be obtained from the Federated
MDT Series, on behalf of Federated MDT All Cap Core Fund, Federated MDT Tax
Aware/All Cap Core Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid
Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap
Growth Fund, Federated MDT Small Cap Value Fund, and Federated MDT Balanced
Fund, at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh,
Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Prospectus and Proxy Statement.

B-1

                               TABLE OF CONTENTS

1.    Statement of Additional Information of Federated MDT All Cap Core Fund, a
      portfolio of Federated MDT Series, dated August 9, 2006.

2.    Statement of Additional Information of Federated MDT Tax Aware/All Cap
      Core Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

3.    Statement of Additional Information of Federated MDT Large Cap Growth Fund
      a portfolio of Federated MDT Series, dated August 9, 2006.

4.    Statement of Additional Information of Federated MDT Mid Cap Growth Fund,
      a portfolio of Federated MDT Series, dated August 9, 2006.

5.    Statement of Additional Information of Federated MDT Small Cap Core Fund,
      a portfolio of Federated MDT Series, dated August 9, 2006.

6.    Statement of Additional Information of Federated MDT Small Cap Growth
      Fund, a portfolio of Federated MDT Series, dated August 9, 2006.

7.    Statement of Additional Information of Federated MDT Small Cap Value Fund,
      a portfolio of Federated MDT Series, dated August 9, 2006.

8.    Statement of Additional Information of Federated MDT Balanced Fund, a
      portfolio of Federated MDT Series, dated August 9, 2006.

9.    Statement of Additional Information of MDT Funds, dated November 25, 2005, as revised July 17, 2006.

10.   Pro Forma Financial Information for the acquisition:
        A. Acquisition of MDT All Cap Core Fund by Federated MDT All Cap Core Fund.
        B. Acquisition of MDT Tax Aware/All Cap Core Fund by Federated MDT Tax
           Aware/All Cap Core Fund.
        C. Acquisition of MDT Large Cap Growth Fund by Federated MDT Large Cap
           Growth Fund.
        D. Acquisition of MDT Mid Cap Growth Fund by Federated MDT Mid Cap
Growth Fund.
        E. Acquisition of MDT Small Cap Core Fund by Federated MDT Small Cap
Core Fund.
        F. Acquisition of MDT Small Cap Growth Fund by Federated MDT Small Cap
Growth Fund.
        G. Acquisition of MDT Small Cap Value Fund by Federated MDT Small Cap
Value Fund
        H. Acquisition of MDT Balanced Fund by Federated MDT Balanced Fund.

B-1

                     INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated MDT All Cap Core
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

      The Statement of Additional Information of Federated MDT Tax Aware/All Cap
Core Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

      The Statement of Additional Information of Federated MDT Large Cap Growth
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

      The Statement of Additional Information of Federated MDT Mid Cap Growth
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

    The Statement of Additional Information of Federated MDT Small Cap Core
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

      The Statement of Additional Information of Federated MDT Small Cap Growth
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

    The Statement of Additional Information of Federated MDT Small Cap Value
Fund, a portfolio of Federated MDT Series, is incorporated by reference to
Federated MDT Series' definitive filing to its Registration Statement on Form N-
1A (File No. 333-134468), which was filed with the Securities and Exchange
Commission on or about August 16, 2006.  A copy may be obtained from the Fund at
1-800-341-7400.

    The Statement of Additional Information of Federated MDT Balanced Fund, a
portfolio of Federated MDT Series, is incorporated by reference to Federated MDT
Series' definitive filing to its Registration Statement on Form N-1A (File No.
333-134468), which was filed with the Securities and Exchange Commission on or about August 16, 2006.  A copy may be obtained from the Fund at 1-800-341-7400.

      The unaudited financial Statements of MDT All Cap Core Fund, MDT Tax Aware
All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small
Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT
Balanced Fund, dated January 31, 2006 are incorporated by reference to the Semi-
Annual Reports to shareholders of MDT All Cap Core Fund, MDT Tax Aware/All Cap
Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap
Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced
Fund, which were filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the Investment Company Act of 1940, as amended, on or about
April 11, 2006.

B-1

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT All Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core Fund for
Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap
Core Fund. Under generally accepted accounting principles, MDT All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006
(UNAUDITED)
                            FEDERATED                                                                         FEDERATED
 FEDERATED MDT      MDT        MDT                                                   FEDERATED      MDT          MDT
                                                                                        MDT
    ALL CAP       ALL CAP    PRO FORMA                                                ALL CAP     ALL CAP      PRO FORMA
   CORE FUND     CORE FUND   COMBINED                                                CORE FUND   CORE FUND     COMBINED

          SHARES                                                                       VALUE
 COMMON STOCKS - 96.63%
AEROSPACE & DEFENSE - 1.74%
       0           1,300      1,300    Alliant Techsystems Inc.*                         $0         $100,750     $100,750
       0          16,900      16,900   Honeywell International Inc.                      0           649,298      649,298
       0           2,100      2,100    Precision Castparts Corporation                   0           104,895      104,895
       0           6,900      6,900    Raytheon Company                                  0           282,693      282,693
       0           2,400      2,400    Rockwell Collins, Inc.                            0           112,608      112,608
       0           9,300      9,300    United Technologies Corporation                   0           542,841      542,841
                                                                                         0         1,793,085    1,793,085
AIR FREIGHT & LOGISTICS -
0.19%
       0           4,300      4,300    Ryder System, Inc.                                0           192,210      192,210
AIRLINES - 0.61%
       0          38,500      38,500   Southwest Airlines Co.                            0           633,710      633,710
BEVERAGES - 0.07%
       0           2,900      2,900    PepsiAmericas, Inc.                               0            71,021       71,021
BIOTECHNOLOGY - 5.12%
       0          43,200      43,200   Amgen Inc.*                                       0         3,148,848    3,148,848
       0          24,100      24,100   Genentech, Inc.*                                  0         2,070,672    2,070,672
       0           1,200      1,200    Techne Corporation*                               0            68,220       68,220
                                                                                         0         5,287,740    5,287,740
CAPITAL MARKETS - 8.31%
       0           1,100      1,100    GFI Group Inc.*                                   0            60,049       60,049
       0          16,600      16,600   The Goldman Sachs Group, Inc.                     0         2,344,750    2,344,750
       0          44,800      44,800   Merrill Lynch & Co., Inc.                         0         3,363,136    3,363,136
       0          45,700      45,700   Morgan Stanley                                    0         2,808,265    2,808,265
                                                                                         0         8,576,200    8,576,200
CHEMICALS - 0.12%
       0           1,900      1,900    Sigma-Aldrich Corporation                         0           123,272      123,272
COMMERCIAL BANKS - 5.86%
       0          13,800      13,800   AmSouth Bancorporation                            0           381,018      381,018
       0          10,600      10,600   Comerica Incorporated                             0           587,982      587,982
       0          10,400      10,400   Fifth Third Bancorp                               0           390,728      390,728
       0           4,100      4,100    First BanCorp.                                    0            52,398       52,398
       0           1,800      1,800    Huntington Bancshares Incorporated                0            41,760       41,760
       0          31,700      31,700   KeyCorp                                           0         1,121,863    1,121,863
       0           2,200      2,200    M&T Bank Corporation                              0           238,260      238,260
       0          33,900      33,900   National City Corporation                         0         1,158,702    1,158,702
       0           5,900      5,900    Regions Financial Corporation                     0           195,762      195,762
       0           7,000      7,000    SunTrust Banks, Inc.                              0           500,150      500,150
       0           2,600      2,600    UnionBanCal Corporation                           0           174,434      174,434
       0          22,100      22,100   Wachovia Corporation                              0         1,211,743    1,211,743
                                                                                         0         6,054,800    6,054,800
COMMERCIAL SERVICES &
SUPPLIES - 1.73%
       0           2,100      2,100    Adesa, Inc.                                       0            53,760       53,760
       0           1,400      1,400    Administaff, Inc.                                 0            60,256       60,256
       0            500        500     The Corporate Executive Board Company             0            42,070       42,070
       0           2,600      2,600    Equifax Inc.                                      0            99,632       99,632
       0           3,200      3,200    Manpower Inc.                                     0           172,256      172,256
       0           4,700      4,700    Monster Worldwide Inc.*                           0           200,502      200,502
       0           4,100      4,100    Republic Services, Inc.                           0           155,185      155,185
       0           8,800      8,800    Robert Half International Inc.                    0           321,464      321,464
       0            800        800     Stericycle, Inc.*                                 0            47,816       47,816
       0          20,100      20,100   Waste Management, Inc.                            0           634,758      634,758
                                                                                         0         1,787,699    1,787,699
COMMUNICATIONS EQUIPMENT -
3.73%
       0          10,200      10,200   Juniper Networks, Inc.*                           0           184,926      184,926
       0          76,500      76,500   QUALCOMM Incorporated                             0         3,668,940    3,668,940
                                                                                         0         3,853,866    3,853,866
COMPUTERS & PERIPHERALS -
2.49%
       0          65,800      65,800   Hewlett-Packard Company                           0         2,051,644    2,051,644
       0           6,400      6,400    Lexmark International, Inc.*                      0           310,848      310,848
       0           3,100      3,100    Network Appliance, Inc.*                          0            96,720       96,720
       0           2,900      2,900    QLogic Corporation*                               0           115,043      115,043
                                                                                         0         2,574,255    2,574,255
CONSTRUCTION & ENGINEERING
- 0.05%
       0            600        600     EMCOR Group, Inc.*                                0            49,212       49,212
CONSTRUCTION MATERIALS -
0.22%
       0           3,700      3,700    Lafarge North America Inc.                        0           227,994      227,994
CONSUMER FINANCE - 0.85%
       0           7,100      7,100    AmeriCredit Corp.*                                0           204,196      204,196
       0          12,100      12,100   SLM Corporation                                   0           677,116      677,116
                                                                                         0           881,312      881,312
CONTAINERS & PACKAGING -
0.09%
       0           2,000      2,000    Temple-Inland Inc.                                0            93,800       93,800
DIVERSIFIED FINANCIAL
SERVICES - 5.14%
       0            200        200     Chicago Mercantile Exchange Holdings Inc.         0            84,650       84,650
       0          17,400      17,400   CIT Group Inc.                                    0           928,116      928,116
       0          101,300    101,300   JPMorgan Chase & Co.                              0         4,026,675    4,026,675
       0           4,300      4,300    Moody's Corporation                               0           272,276      272,276
                                                                                         0         5,311,717    5,311,717
DIVERSIFIED
TELECOMMUNICATION SERVICES
- 0.58%
       0          20,900      20,900   BellSouth Corporation                             0           601,293      601,293
ELECTRIC UTILITIES - 0.89%
       0           5,000      5,000    DTE Energy Company                                0           211,000      211,000
       0           5,200      5,200    Edison International                              0           227,864      227,864
       0          10,300      10,300   PG&E Corporation                                  0           384,293      384,293
       0           2,100      2,100    Progress Energy, Inc.                             0            91,602       91,602
                                                                                         0           914,759      914,759
ELECTRICAL EQUIPMENT -
0.29%
       0            800        800     Cooper Industries, Ltd.                           0            65,320       65,320
       0           3,600      3,600    Rockwell Automation, Inc.                         0           237,852      237,852
                                                                                         0           303,172      303,172
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.84%
       0           9,200      9,200    Ingram Micro Inc.*                                0           178,020      178,020
       0          13,300      13,300   Jabil Circuit, Inc.*                              0           537,320      537,320
       0           4,600      4,600    National Instruments Corporation                  0           152,214      152,214
                                                                                         0           867,554      867,554
ENERGY EQUIPMENT & SERVICES
- 1.85%
       0          22,600      22,600   BJ Services Company                               0           915,074      915,074
       0           3,000      3,000    Grant Prideco, Inc.*                              0           150,270      150,270
       0            900        900     Oceaneering International, Inc.*                  0            53,469       53,469
       0           2,300      2,300    Oil States International, Inc.*                   0            94,070       94,070
       0          14,300      14,300   Smith International, Inc.                         0           643,500      643,500
       0           1,200      1,200    W-H Energy Services, Inc.*                        0            57,936       57,936
                                                                                         0         1,914,319    1,914,319
FOOD PRODUCTS - 0.82%
       0           1,900      1,900    Archer-Daniels-Midland Company                    0            59,850       59,850
       0            600        600     Bunge Limited                                     0            35,376       35,376
       0           8,000      8,000    General Mills, Inc.                               0           388,880      388,880
       0           5,000      5,000    The Hershey Company                               0           256,000      256,000
       0           4,300      4,300    Pilgrim's Pride Corporation                       0           104,662      104,662
                                                                                         0           844,768      844,768
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.61%
       0           1,100      1,100    Dade Behring Holdings, Inc.                       0            43,043       43,043
       0           2,500      2,500    DENTSPLY International Inc.                       0           134,250      134,250
       0           1,800      1,800    Intuitive Surgical, Inc.*                         0           247,770      247,770
       0           1,000      1,000    Kyphon Inc.*                                      0            41,570       41,570
       0           3,900      3,900    Waters Corporation*                               0           163,605      163,605
                                                                                         0           630,238      630,238
HEALTH CARE PROVIDERS &
SERVICES - 0.99%
       0            800        800     DaVita, Inc.*                                     0            43,800       43,800
       0           5,100      5,100    Laboratory Corporation of America Holdings*       0           299,115      299,115
       0           3,100      3,100    Pharmaceutical Product Development, Inc.          0           214,458      214,458
       0           6,100      6,100    WellPoint Inc.*                                   0           468,480      468,480
                                                                                         0         1,025,853    1,025,853
HOTELS RESTAURANTS &
LEISURE - 1.72%
       0           1,000      1,000    Boyd Gaming Corporation                           0            45,200       45,200
       0           1,400      1,400    Choice Hotels International, Inc.                 0            66,542       66,542
       0          10,400      10,400   International Game Technology                     0           372,112      372,112
       0           1,000      1,000    Landry's Restaurants, Inc.                        0            30,640       30,640
       0           2,000      2,000    Marriott International, Inc. - Class A*           0           133,280      133,280
       0           1,700      1,700    Ruby Tuesday, Inc.                                0            48,637       48,637
       0          21,800      21,800   Starbucks Corporation*                            0           691,060      691,060
       0           7,800      7,800    Yum! Brands, Inc.                                 0           385,866      385,866
                                                                                         0         1,773,337    1,773,337
HOUSEHOLD DURABLES - 4.29%
       0           2,900      2,900    American Greetings Corporation                    0            59,189       59,189
       0           3,600      3,600    Beazer Homes USA, Inc.                            0           262,224      262,224
       0           9,900      9,900    Centex Corporation                                0           706,761      706,761
       0          26,000      26,000   D.R. Horton, Inc.                                 0           970,320      970,320
       0           2,100      2,100    Furniture Brands International, Inc.              0            50,526       50,526
       0           3,300      3,300    Harman International Industries, Incorporated     0           363,000      363,000
       0          10,900      10,900   Lennar Corporation - Class A                      0           681,904      681,904
       0          21,600      21,600   Pulte Homes, Inc.                                 0           861,840      861,840
       0           2,400      2,400    The Ryland Group, Inc.                            0           173,664      173,664
       0           4,200      4,200    Standard-Pacific Corp.                            0           163,380      163,380
       0           2,900      2,900    WCI Communities, Inc.*                            0            79,866       79,866
       0            600        600     William Lyon Homes, Inc.*                         0            61,626       61,626
                                                                                         0         4,434,300    4,434,300
HOUSEHOLD PRODUCTS - 1.08%
       0           6,100      6,100    The Clorox Company                                0           365,085      365,085
       0          13,600      13,600   Colgate-Palmolive Company                         0           746,504      746,504
                                                                                         0         1,111,589    1,111,589
INDUSTRIAL CONGLOMERATES -
1.23%
       0          17,400      17,400   3M Co.                                            0         1,265,850    1,265,850
INSURANCE - 13.05%
       0          40,450      40,450   The Allstate Corporation                          0         2,105,423    2,105,423
       0           4,300      4,300    AMBAC Financial Group, Inc.                       0           330,283      330,283
       0           4,200      4,200    American Financial Group, Inc.                    0           158,004      158,004
       0           3,300      3,300    American International Group, Inc.                0           216,018      216,018
       0           1,400      1,400    AmerUs Group Co.                                  0            85,918       85,918
       0           9,800      9,800    Assurant, Inc.                                    0           450,016      450,016
       0          13,300      13,300   The Chubb Corporation                             0         1,254,855    1,254,855
       0           1,400      1,400    The Commerce Group, Inc.                          0            75,460       75,460
       0           1,400      1,400    Genworth Financial Inc.                           0            45,864       45,864
       0          24,300      24,300   Hartford Financial Services Group, Inc.           0         1,998,189    1,998,189
       0           1,500      1,500    Horace Mann Educators Corporation                 0            29,385       29,385
       0           1,600      1,600    LandAmerica Financial Group, Inc.                 0           105,568      105,568
       0           5,700      5,700    Loews Corporation                                 0           562,533      562,533
       0           6,100      6,100    MBIA Inc.                                         0           375,516      375,516
       0           3,100      3,100    Mercury General Corporation                       0           174,747      174,747
       0          51,500      51,500   Metlife, Inc.                                     0         2,583,240    2,583,240
       0           3,800      3,800    Nationwide Financial Services, Inc. - Class A     0           161,728      161,728
       0           1,100      1,100    Protective Life Corporation                       0            49,445       49,445
       0           2,500      2,500    Reinsurance Group of America, Incorporated        0           121,250      121,250
       0           8,000      8,000    SAFECO Corporation                                0           418,000      418,000
       0           1,400      1,400    Selective Insurance Group, Inc.                   0            81,200       81,200
       0          28,400      28,400   The St. Paul Travelers Companies, Inc.            0         1,288,792    1,288,792
       0           2,800      2,800    StanCorp Financial Group, Inc.                    0           139,300      139,300
       0           1,500      1,500    State Auto Financial Corporation                  0            57,705       57,705
       0           1,200      1,200    Stewart Information Services Corporation          0            64,140       64,140
       0           1,700      1,700    Torchmark Corporation                             0            95,370       95,370
       0           2,100      2,100    UnumProvident Corporation                         0            42,693       42,693
       0           8,250      8,250    W.R. Berkley Corporation                          0           407,550      407,550
                                                                                         0        13,478,192   13,478,192
INTERNET & CATALOG RETAIL -
0.27%
       0           4,650      4,650    Coldwater Creek Inc.*                             0            94,860       94,860
       0           6,400      6,400    IAC/InterActiveCorp*                              0           185,728      185,728
                                                                                         0           280,588      280,588
INTERNET SOFTWARE &
SERVICES - 0.10%
       0           1,600      1,600    aQuantive, Inc.*                                  0            41,616       41,616
       0            900        900     Websense, Inc.*                                   0            59,337       59,337
                                                                                         0           100,953      100,953
IT SERVICES - 0.77%
       0           2,400      2,400    Affiliated Computer Services, Inc.*               0           150,240      150,240
       0           1,300      1,300    Alliance Data Systems Corporation*                0            54,925       54,925
       0           3,700      3,700    Computer Sciences Corporation*                    0           187,590      187,590
       0           6,200      6,200    Fiserv, Inc.*                                     0           272,676      272,676
       0           1,500      1,500    Global Payments Inc.                              0            76,395       76,395
       0           2,000      2,000    VeriFone Holdings, Inc.*                          0            51,040       51,040
                                                                                         0           792,866      792,866
MACHINERY - 1.67%
       0          15,100      15,100   Deere & Company                                   0         1,083,576    1,083,576
       0           6,200      6,200    Joy Global Inc.                                   0           335,048      335,048
       0           4,400      4,400    PACCAR Inc                                        0           306,240      306,240
                                                                                         0         1,724,864    1,724,864
MARINE - 0.05%
       0           1,000      1,000    Kirby Corporation*                                0            56,130       56,130
MEDIA - 0.71%
       0            900        900     John Wiley & Sons, Inc.                           0            34,110       34,110
       0           6,600      6,600    Omnicom Group Inc.                                0           539,814      539,814
       0           4,900      4,900    Univision Communications Inc. - Class A*          0           156,016      156,016
                                                                                         0           729,940      729,940
METALS & MINING - 2.35%
       0           1,000      1,000    Carpenter Technology Corporation                  0            90,560       90,560
       0           4,600      4,600    Commercial Metals Company                         0           217,718      217,718
       0           9,800      9,800    Nucor Corporation                                 0           825,454      825,454
       0           2,200      2,200    Oregon Steel Mills, Inc.*                         0            90,574       90,574
       0           6,800      6,800    Peabody Energy Corporation                        0           676,668      676,668
       0           3,200      3,200    Ryerson Inc.                                      0            98,816       98,816
       0           1,500      1,500    Schnitzer Steel Industries, Inc. - Class A        0            50,160       50,160
       0           3,500      3,500    Steel Dynamics, Inc.                              0           162,470      162,470
       0           2,800      2,800    United States Steel Corporation                   0           167,300      167,300
       0           3,200      3,200    USEC Inc.                                         0            48,928       48,928
                                                                                         0         2,428,648    2,428,648
MULTILINE RETAIL - 0.44%
       0           4,600      4,600    Family Dollar Stores, Inc.                        0           110,170      110,170
       0           1,200      1,200    Federated Department Stores, Inc.                 0            79,956       79,956
       0           5,000      5,000    Saks Incorporated*                                0            96,550       96,550
       0           1,400      1,400    Sears Holdings Corporation*                       0           170,016      170,016
                                                                                         0           456,692      456,692
MULTI-UTILITIES &
UNREGULATED POWER - 0.41%
       0           4,000      4,000    National Fuel Gas Company                         0           131,600      131,600
       0           4,000      4,000    ONEOK, Inc.                                       0           113,040      113,040
       0           9,200      9,200    Reliant Energy Inc.*                              0            93,104       93,104
       0           1,200      1,200    SCANA Corporation*                                0            48,204       48,204
       0            700        700     Sempra Energy                                     0            33,635       33,635
                                                                                         0           419,583      419,583
NATIONAL COMMERCIAL BANKS -
0.03%
       0           2,400      2,400    NewAlliance Bancshares, Inc.                      0            34,944       34,944
OIL & GAS - 16.04%
       0           8,000      8,000    Amerada Hess Corporation                          0         1,238,400    1,238,400
       0          20,700      20,700   Anadarko Petroleum Corporation                    0         2,231,874    2,231,874
       0          28,300      28,300   Apache Corporation                                0         2,137,499    2,137,499
       0          80,100      80,100   ChevronTexaco Corporation                         0         4,756,338    4,756,338
       0          12,200      12,200   Exxon Mobil Corporation                           0           765,550      765,550
       0           5,500      5,500    Kerr-McGee Corporation                            0           607,145      607,145
       0          19,000      19,000   Marathon Oil Corporation                          0         1,460,530    1,460,530
       0           7,800      7,800    Newfield Exploration Company*                     0           408,720      408,720
       0          23,300      23,300   Occidental Petroleum Corporation                  0         2,276,643    2,276,643
       0           2,900      2,900    OMI Corporation                                   0            50,924       50,924
       0           2,200      2,200    Pioneer Natural Resources Company                 0           116,820      116,820
       0           5,100      5,100    Pogo Producing Company                            0           305,949      305,949
       0           1,800      1,800    Stone Energy Corporation*                         0            90,018       90,018
       0           2,300      2,300    Swift Energy Company*                             0           113,666      113,666
                                                                                         0        16,560,076   16,560,076
PAPER & FOREST PRODUCTS -
0.22%
       0           7,700      7,700    Louisiana-Pacific Corporation                     0           226,765      226,765
PHARMACEUTICALS - 0.39%
       0           8,600      8,600    Forest Laboratories, Inc.*                        0           398,008      398,008
ROAD & RAIL - 0.41%
       0           1,800      1,800    Arkansas Best Corporation                         0            77,058       77,058
       0           3,600      3,600    Burlington Northern Sante Fe Corporation          0           288,432      288,432
       0           2,400      2,400    Swift Transportation Co., Inc.*                   0            56,712       56,712
                                                                                         0           422,202      422,202
SEMICONDUCTOR &
SEMICONDUCTOR EQUIPMENT -
2.72%
       0          10,700      10,700   Altera Corporation*                               0           206,617      206,617
       0           2,600      2,600    Freescale Semiconductor Inc.*                     0            65,650       65,650
       0          18,000      18,000   Linear Technology Corporation                     0           669,780      669,780
       0          15,900      15,900   Marvell Technology Group Ltd.*                    0         1,087,878    1,087,878
       0           4,300      4,300    Maxim Integrated Products, Inc.*                  0           176,472      176,472
       0           1,200      1,200    Microsemi Corporation*                            0            36,528       36,528
       0           4,600      4,600    Novellus Systems, Inc.*                           0           130,410      130,410
       0           6,800      6,800    NVIDIA Corporation*                               0           305,728      305,728
       0           1,900      1,900    OmniVision Technologies, Inc.*                    0            47,937       47,937
       0           2,800      2,800    Texas Instruments Incorporated                    0            81,844       81,844
                                                                                         0         2,808,844    2,808,844
SOFTWARE - 0.64%
       0           5,100      5,100    Autodesk, Inc.                                    0           207,009      207,009
       0           1,100      1,100    Fair Isaac Corporation                            0            48,752       48,752
       0            500        500     Quality Systems, Inc.                             0            44,250       44,250
       0          11,200      11,200   Red Hat, Inc.*                                    0           324,240      324,240
       0           1,200      1,200    TALX Corporation                                  0            37,608       37,608
                                                                                         0           661,859      661,859
SPECIALTY RETAIL - 1.85%
       0           2,700      2,700    Borders Group, Inc.                               0            66,474       66,474
       0           6,600      6,600    Chico's FAS, Inc.*                                0           287,496      287,496
       0           1,000      1,000    The Children's Place Retail Stores, Inc.*         0            43,790       43,790
       0           1,600      1,600    Circuit City Stores, Inc.                         0            40,336       40,336
       0          34,500      34,500   The Gap, Inc.                                     0           624,105      624,105
       0           2,500      2,500    Guess?, Inc.*                                     0           106,075      106,075
       0           1,400      1,400    Hibbett Sporting Goods, Inc.*                     0            42,910       42,910
       0           1,600      1,600    Select Comfort Corporation*                       0            44,160       44,160
       0           7,000      7,000    Staples, Inc.                                     0           165,970      165,970
       0          15,400      15,400   The TJX Companies, Inc.                           0           393,162      393,162
       0            700        700     Weight Watchers International, Inc.*              0            32,928       32,928
       0           2,400      2,400    Zale Corporation*                                 0            58,824       58,824
                                                                                         0         1,906,230    1,906,230
TEXTILES, APPAREL & LUXURY
GOODS - 0.34%
       0           1,700      1,700    Carter's, Inc.*                                   0           115,583      115,583
       0           4,600      4,600    Coach, Inc.*                                      0           165,370      165,370
       0           1,300      1,300    Columbia Sportswear Company*                      0            67,145       67,145
                                                                                         0           348,098      348,098
THRIFTS & MORTGAGE FINANCE
- 2.21%
       0           8,025      8,025    Astoria Financial Corporation                     0           231,120      231,120
       0            900        900     Corus Bankshares, Inc.*                           0            57,789       57,789
       0           1,800      1,800    Downey Financial Corp.                            0           117,864      117,864
       0           1,300      1,300    FirstFed Financial Corp.*                         0            81,510       81,510
       0           3,800      3,800    Fremont General Corporation                       0            93,100       93,100
       0          10,000      10,000   Golden West Financial Corporation                 0           706,200      706,200
       0           6,300      6,300    MGIC Investment Corporation                       0           415,863      415,863
       0           5,400      5,400    The PMI Group, Inc.                               0           233,442      233,442
       0           6,100      6,100    Radian Group Inc.                                 0           349,103      349,103
                                                                                         0         2,285,991    2,285,991
TRADING COMPANIES &
DISTRIBUTORS - 0.40%
       0           6,200      6,200    Fastenal Company                                  0           236,530      236,530
       0           1,800      1,800    MSC Industrial Direct Co., Inc. - Class A         0            80,874       80,874
       0           1,300      1,300    Watsco, Inc.                                      0            91,962       91,962
                                                                                         0           409,366      409,366
WIRELESS TELECOMMUNICATION
SERVICES - 0.05%
       0           2,200      2,200    Syniverse Holdings Inc.*                          0            52,822       52,822
                                       TOTAL COMMON STOCKS (COST $87,854,938)            0        99,782,586   99,782,586
     PRINCIPAL AMOUNT
SHORT TERM INVESTMENTS -
4.30%
UNITED STATES GOVERNMENT &
AGENCY ISSUES - 4.21%
      $0        $4,348,000  $4,348,000 FHLB Discount Note, 3.170%, 02/01/2006            0         4,348,000    4,348,000
          SHARES
MONEY MARKET MUTUAL FUNDS -
0.09%
       0          90,691      90,691   SEI Daily Income Trust Government Fund -          0            90,691       90,691
                                       Class B
                                       TOTAL SHORT TERM INVESTMENTS (COST                0         4,438,691    4,438,691
                                       $4,438,691)
                                       TOTAL INVESTMENTS (IDENTIFIED COST                     0  104,221,277  104,221,277
                                       $92,293,629) - 100.93%
                                       OTHER ASSETS AND LIABILITIES - (0.93)%                 0    (957,118)    (957,118)
                                       TOTAL NET ASSETS - 100%                                0 $103,264,159 $103,264,159

Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006(UNAUDITED)

                                                                                                                       FEDERATED
                                                                        FEDERATED MDT         MDT                         MDT
                                                                           ALL CAP          ALL CAP       PRO FORMA     PROFORMA
                                                                          CORE FUND        CORE FUND      ADJUSTMENT    COMBINED
ASSETS:
Investments in securities, at value                                                $0       $104,221,277          $0  $104,221,277
Income receivable                                                                   0             49,015           0        49,015
Receivable for investments sold                                                     0          3,759,531           0     3,759,531
Receivable for shares sold                                                          0          2,327,248           0     2,327,248
Other assets                                                                        0             70,537           0        70,537
     Total assets                                                                   0        110,427,608           0   110,427,608
LIABILITIES:
Payable for investments purchased                                                   0          6,878,718           0     6,878,718
Payable for shares redeemed                                                         0             45,832           0        45,832
Payable for investment advisory fee                                                 0             27,304           0        27,304
Payable for distribution services fee                                               0             41,434           0        41,434
Accrued expenses                                                                    0            170,161           0       170,161
     Total liabilities                                                              0          7,163,449           0     7,163,449
NET ASSETS                                                                         $0       $103,264,159          $0  $103,264,159
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0        $88,625,663          $0   $88,625,663
Net unrealized appreciation (depreciation) of investments                           0         11,927,648           0    11,927,648
Accumulated net realized gain on investments                                        0          2,710,848           0     2,710,848
     Total Net Assets                                                              $0       $103,264,159          $0  $103,264,159
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0          2,762,887           0     2,762,887
NET ASSET VALUE PER SHARE                                                       $0.00             $15.57       $0.00        $15.57
OFFERING PRICE PER SHARE                                                        $0.00             $15.57       $0.00        $15.57
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.57       $0.00        $15.57

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0          3,415,412           0     3,415,412
NET ASSET VALUE PER SHARE                                                       $0.00             $15.49       $0.00        $15.49
OFFERING PRICE PER SHARE*                                                       $0.00             $16.44       $0.00        $16.44
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.49       $0.00        $15.49

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0            474,985           0       474,985
NET ASSET VALUE PER SHARE                                                       $0.00             $15.46       $0.00        $15.46
OFFERING PRICE PER SHARE                                                        $0.00             $15.46       $0.00        $15.46
REDEMPTION PROCEEDS PER SHARE                                                   $0.00             $15.46       $0.00        $15.46

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0        $92,293,629          $0   $92,293,629

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)

                                                                     FEDERATED     MDT                      FEDERATED
                                                                      ALL CAP    ALL CAP    PRO FORMA       PRO FORMA
                                                                     CORE FUND   CORE FUND  ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                                                   $0    $568,251          $0        $568,251
Interest                                                                     0      38,409           0          38,409
TOTAL INVESTMENT INCOME:                                                     0     606,660           0         606,660
EXPENSES:
Investment advisory fee                                                      0     305,199           0 (a)     305,199
Administrative personnel and services fee                                    0      52,199      63,746 (b)     115,945
Custodian fees                                                               0      14,362       2,638  (c)     17,000
Professional fees                                                            0      54,166    (54,166) (d)           0
Shareholder servicing and accounting                                         0     109,082   (109,082) (e)           0
Transfer and dividend disbursing agent fees and expenses                     0           0      68,558 (f)      68,558
Directors'/Trustees' fees                                                    0      18,672    (17,672) (g)       1,000
Audit fees                                                                   0           0       8,250 (h)       8,250
Legal fees                                                                   0           0       4,500 (i)       4,500
Portfolio accounting fees                                                    0           0      32,500 (j)      32,500
Distribution services fee - Class A Shares                                   0      47,250    (47,250) (k)           0
Distribution services fee - Class C Shares                                   0       6,551       1,638 (k)       4,913
Shareholder services fee- Class A Shares                                     0           0      47,250 (l)      47,250
Shareholder services fee- Class C Shares                                     0           0       1,638 (l)       1,638
Share registration costs                                                     0      23,510     (2,750) (m)      20,760
Printing and postage                                                         0       7,364       5,136 (n)      12,500
Other                                                                        0       6,898     (6,898) (o)           0
Insurance premiums                                                           0           0       3,750 (p)       3,750
Miscellaneous                                                                0           0       1,900 (q)       1,900
     TOTAL EXPENSES                                                          0     645,253         410         645,663
WAIVERS--
   Waiver of investment adviser fee                                          0           0    (60,513)  (r)   (60,513)
   Waiver of administrative personnel and services fee                       0           0    (22,685)  (s)   (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                    0    (82,788)      82,788 (t)           0
TOTAL WAIVERS AND REIMBURSEMENTS                                             0    (82,788)       (410)        (83,198)
NET EXPENSES                                                                 0     562,465           0         562,465
     NET INVESTMENT INCOME                                                  $0     $44,195          $0         $44,195
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                             0   3,082,534           0       3,082,534
Net change in unrealized appreciation (depreciation) of investments          0   3,174,524           0       3,174,524
     Net realized and unrealized gain on investments                         0   6,257,058           0       6,257,058
          Change in net assets resulting from operations                    $0  $6,301,253          $0      $6,301,253

(See Notes to Pro Forma Financial Statements)

                        FEDERATED MDT ALL CAP CORE FUND
                             MDT ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT All Cap Core Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core for
Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap
Core Fund.  Under generally accepted accounting principles, MDT All Cap Core will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT All Cap Core paid and Federated
MDT All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT All Cap Core Fund had not become effective with the Securities and Exchange Commission as of January 31, 2006.  The Portfolio of Investments
provided is for the MDT All Cap Core Fund as of January 31, 2006, and it is not
anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance 3,415,412 of Class A Shares, 474,985 Class
C Shares and 2,762,887 Institutional Shares, respectively, of the Federated MDT
All Cap Core Fund in exchange for 3,415,412 Class A Shares, 474,985 Class C
Shares and 2,762,887 Institutional Shares of the MDT All Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the
Federated MDT All Cap Core Fund, a series of Federated MDT Series .  MDTA
Advisers serves as investment adviser to the MDT All Cap Core Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 1.50%,
2.25% and 1.25%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT All Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the MDT All Cap Core Fund.
An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined
Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the
Act, the Federated MDT All Cap Core Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT All Cap Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT All Cap Core Fund may incur distribution expenses up to 0.25%  of the Class A Shares and 1.00% of the Class C Shares average daily net assets.
Adjustment to reflect expense structure of the Federated MDT All Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT All
Cap Core Fund may pay fees up to 0.25% of the average daily net assets of
Fund's Class A and Class C shares to financial intermediaries or to Federated
Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

 (m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)  Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the year ended July 31, 2005. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2005.  As of July 31, 2005, the Federated MDT All Cap
Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT All Cap Core Fund for
Class A Shares, Class C Shares and Institutional Shares of Federated MDT All Cap
Core Fund. Class C Shares of the MDT All Cap Core Fund did not become effective until September 15, 2006.  Under generally accepted accounting principles, MDT
All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT ALL CAP
CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING PORTFOLIOS OF
INVESTMENTS
JULY 31, 2005
(UNAUDITED)

FEDERATED MDT    MDT    FEDERATED                                                   FEDERATED      MDT       FEDERATED
                                                                                       MDT
ALL CAP CORE   ALL CAP     PRO                                                       ALL CAP   ALL CAP CORE  PRO FORMA
                CORE      FORMA                                                        CORE
    FUND        FUND     COMBINED                                                      FUND        FUND       COMBINED

        SHARES                                                                        VALUE
 COMMON STOCKS - 97.70%
AEROSPACE & DEFENSE -
0.35%
      0         1,800     1,800   General Dynamics Corporation                          0          $207,342    $207,342
      0         1,100     1,100   Goodrich Corporation                                  0            48,664      48,664
                                                                                        0           256,006     256,006
BANKING - 3.20%
      0         8,700     8,700   Comerica Incorporated                                 0           531,570     531,570
      0         3,900     3,900   Fifth Third Bancorp                                   0           168,090     168,090
      0         2,500     2,500   First BanCorp.                                        0            61,300      61,300
      0         1,000     1,000   Huntington Bancshares Incorporated                    0            24,940      24,940
      0        14,200    14,200   KeyCorp                                               0           486,208     486,208
      0         2,200     2,200   M&T Bank Corporation                                  0           238,722     238,722
      0        17,400    17,400   National City Corporation                             0           642,234     642,234
      0         2,400     2,400   New Alliance Bancshares, Inc.                         0            34,680      34,680
      0         2,600     2,600   UnionBanCal Corporation                               0           185,484     185,484
                                                                                        0         2,373,228   2,373,228
BIOTECHNOLOGY - 4.01%
      0         1,300     1,300   Celgene Corporation*                                  0            62,205      62,205
      0        24,100    24,100   Genentech, Inc.*                                      0         2,152,853   2,152,853
      0        15,300    15,300   Gilead Sciences, Inc.*                                0           685,593     685,593
      0          800       800    Invitrogen Corporation*                               0            68,616      68,616
                                                                                        0         2,969,267   2,969,267
BUILDING & HOUSING-
2.88%
      0         3,600     3,600   Beazer Homes USA, Inc.                                0           235,584     235,584
      0         4,600     4,600   Centex Corporation                                    0           340,308     340,308
      0         1,800     1,800   Lafarge North America, Inc.                           0           125,604     125,604
      0         7,000     7,000   Lennar Corporation                                    0           470,890     470,890
      0          600       600    M/I Homes, Inc.                                       0            35,772      35,772
      0         7,200     7,200   Pulte Homes, Inc.                                     0           674,064     674,064
      0         2,100     2,100   Standard-Pacific Corp.                                0           200,319     200,319
      0         1,800     1,800   Technical Olympic USA, Inc.                           0            50,796      50,796
                                                                                        0         2,133,337   2,133,337
BUSINESS SERVICES -
0.69%
      0         1,100     1,100   Certergy, Inc.                                        0            38,082      38,082
      0         2,300     2,300   Computer Sciences Corporation*                        0           105,294     105,294
      0         2,800     2,800   Paychex, Inc.                                         0            97,748      97,748
      0         1,400     1,400   Resources Connection, Inc.*                           0            42,000      42,000
      0         8,200     8,200   Waste Management, Inc.                                0           230,584     230,584
                                                                                        0           513,708     513,708
COMMERCIAL SERVICES &
SUPPLIES - 0.80%
      0         1,500     1,500   Dun & Bradstreet Corporation*                         0            94,995      94,995
      0          600       600    Fastenal Company                                      0            39,384      39,384
      0         4,200     4,200   Moody's Corporation                                   0           198,702     198,702
      0         7,700     7,700   Robert Half International Inc.                        0           260,953     260,953
                                                                                        0           594,034     594,034
COMPUTERS PERIPHERALS -
0.12%
      0         4,800     4,800   Ingram Micro Inc.*                                    0            89,472      89,472
COMPUTER SERVICES -
0.08%
      0         1,400     1,400   Fiserv, Inc.*                                         0            62,118      62,118
COMPUTERS - 2.91%
      0        53,300    53,300   Dell Inc.*                                            0         2,157,051   2,157,051
CONSUMER PRODUCTS -
1.06%
      0        11,300    11,300   Kimberly-Clark Corporation                            0           720,488     720,488
      0         3,600     3,600   Tempur-Pedic International, Inc.*                     0            61,956      61,956
                                                                                        0           782,444     782,444
CONSUMER SERVICES -
0.23%
      0         1,400     1,400   Jackson Hewitt Tax Service Inc.                       0            35,434      35,434
      0         2,300     2,300   Weight Watchers International, Inc.*                  0           130,686     130,686
                                                                                        0           166,120     166,120
DIVERSIFIED
MANUFACTURING - 2.27%
      0         1,700     1,700   American Axle & Manufacturing Holdings, Inc.          0            46,835      46,835
      0         5,100     5,100   Danaher Corporation                                   0           282,795     282,795
      0         9,800     9,800   Deere & Company                                       0           720,594     720,594
      0         1,100     1,100   Eaton Corporation                                     0            71,874      71,874
      0         2,100     2,100   Illinois Tool Works Inc.                              0           179,865     179,865
      0         1,200     1,200   ITT Industries, Inc.                                  0           127,680     127,680
      0         1,400     1,400   Joy Global Inc.                                       0            57,498      57,498
      0         5,700     5,700   Louisiana-Pacific Corporation                         0           152,874     152,874
      0         1,900     1,900   McDermott International, Inc.*                        0            45,011      45,011
                                                                                        0         1,685,026   1,685,026
E-COMMERCE - 2.86%
      0        22,700    22,700   eBay, Inc.*                                           0           948,406     948,406
      0         1,300     1,300   Getty Images, Inc.*                                   0           104,975     104,975
      0          600       600    Websense, Inc.*                                       0            29,904      29,904
      0        31,100    31,100   Yahoo! Inc.*                                          0         1,036,874   1,036,874
                                                                                        0         2,120,159   2,120,159
EDUCATION - 0.08%
      0         1,200     1,200   ITT Educational Services, Inc.*                       0            61,500      61,500
ELECTRONICS - 0.91%
      0         4,100     4,100   Amphenol Corporation                                  0           182,614     182,614
      0         4,500     4,500   Arrow Electronics, Inc.*                              0           135,090     135,090
      0         3,000     3,000   AVX Corporation                                       0            40,980      40,980
      0         8,800     8,800   Jabil Circuit, Inc.*                                  0           274,472     274,472
      0         1,100     1,100   Trimble Navigation Limited*                           0            42,856      42,856
                                                                                        0           676,012     676,012
FINANCIAL SERVICES -
13.54%
      0         1,600     1,600   AmeriCredit Corp.*                                    0            42,752      42,752
      0        10,600    10,600   Capital One Financial Corporation                     0           874,500     874,500
      0         3,800     3,800   CapitalSource Inc.*                                   0            74,404      74,404
      0        17,400    17,400   CIT Group Inc.                                        0           768,036     768,036
      0        12,600    12,600   Fannie Mae                                            0           703,836     703,836
      0        20,300    20,300   Freddie Mac                                           0         1,284,584   1,284,584
      0        20,600    20,600   The Goldman Sachs Group, Inc.                         0         2,214,088   2,214,088
      0        10,500    10,500   Lehman Brothers Holdings Inc.                         0         1,103,865   1,103,865
      0        16,600    16,600   Merrill Lynch & Co, Inc.                              0           975,748     975,748
      0        27,700    27,700   Morgan Stanley                                        0         1,469,485   1,469,485
      0         5,100     5,100   Radian Group Inc.                                     0           263,058     263,058
      0         1,700     1,700   SEI Investments Company                               0            65,722      65,722
      0          800       800    SLM Corporation *                                     0            41,192      41,192
      0         2,700     2,700   Westcorp                                              0           156,465     156,465
                                                                                        0        10,037,735  10,037,735
FOOD & BEVERAGE - 2.48%
      0         1,200     1,200   Chiquita Brands International, Inc.                   0            36,216      36,216
      0         1,000     1,000   Constellation Brands, Inc. - Class A*                 0            27,400      27,400
      0         2,100     2,100   Fresh Del Monte Produce Inc.                          0            55,251      55,251
      0        24,100    24,100   PepsiCo, Inc.                                         0         1,314,173   1,314,173
      0         3,300     3,300   Pilgrim's Pride Corporation                           0           124,905     124,905
      0         5,400     5,400   Starbucks Corporation*                                0           283,770     283,770
                                                                                        0         1,841,715   1,841,715
HEALTH CARE SERVICES &
SUPPLIES - 3.93%
      0         2,000     2,000   AmerisourceBergen Corporation                         0           143,580     143,580
      0         5,300     5,300   Caremark Rx, Inc.*                                    0           236,274     236,274
      0         1,600     1,600   Community Health Systems Inc.*                        0            61,776      61,776
      0         1,300     1,300   Dade Behring Holdings, Inc.                           0            98,540      98,540
      0         3,200     3,200   Express Scripts, Inc.*                                0           167,360     167,360
      0         1,600     1,600   Immucor, Inc.*                                        0            43,952      43,952
      0         1,000     1,000   Intuitive Surgical, Inc.*                             0            69,400      69,400
      0         1,000     1,000   Kyphon Inc.*                                          0            40,640      40,640
      0         3,000     3,000   Laboratory Corporation of America Holdings*           0           152,010     152,010
      0         2,500     2,500   Pharmaceutical Product Development, Inc.*             0           143,075     143,075
      0         5,000     5,000   Quest Diagnostics Incorporated                        0           256,700     256,700
      0        12,000    12,000   UnitedHealth Group Incorporated                       0           627,600     627,600
      0        10,600    10,600   Zimmer Holdings, Inc.*                                0           873,016     873,016
                                                                                        0         2,913,923   2,913,923
INSURANCE - 17.65%
      0         2,500     2,500   Allmerica Financial Corporation*                      0            97,500      97,500
      0        40,450    40,450   The Allstate Corporation                              0         2,477,967   2,477,967
      0         4,200     4,200   AMBAC Financial Group, Inc.                           0           301,728     301,728
      0         2,700     2,700   American Financial Group, Inc.                        0            91,368      91,368
      0        16,500    16,500   American International Group, Inc.                    0           993,300     993,300
      0         1,700     1,700   AmerUs Group Co.                                      0            87,686      87,686
      0         7,400     7,400   Assurant, Inc.                                        0           273,430     273,430
      0        14,300    14,300   The Chubb Corporation                                 0         1,270,126   1,270,126
      0         1,500     1,500   Cincinnati Financial Corporation                      0            61,830      61,830
      0         1,500     1,500   The Commerce Group, Inc.                              0            93,525      93,525
      0         3,900     3,900   Conseco, Inc.*                                        0            85,059      85,059
      0         8,200     8,200   Genworth Financial Inc.                               0           257,152     257,152
      0        17,400    17,400   Hartford Financial Services Group, Inc.               0         1,401,918   1,401,918
      0         1,500     1,500   Horace Mann Educators Corporation                     0            29,970      29,970
      0         7,500     7,500   Jefferson-Pilot Corporation                           0           376,275     376,275
      0         1,600     1,600   LandAmerica Financial Group, Inc.                     0           100,288     100,288
      0         3,700     3,700   Lincoln National Corporation                          0           178,710     178,710
      0         5,700     5,700   Loews Corporation                                     0           476,691     476,691
      0         2,100     2,100   MBIA Inc.                                             0           127,554     127,554
      0        44,100    44,100   Metlife, Inc.                                         0         2,167,074   2,167,074
      0         5,500     5,500   MGIC Investment Corporation                           0           377,190     377,190
      0         3,800     3,800   Nationwide Financial Services, Inc. - Class A         0           150,404     150,404
      0         2,200     2,200   Ohio Casualty Corporation                             0            56,210      56,210
      0         3,100     3,100   Old Republic International Corporation                0            81,406      81,406
      0         4,500     4,500   The PMI Group, Inc.                                   0           184,275     184,275
      0         2,750     2,750   Protective Life Corporation                           0           119,790     119,790
      0         7,100     7,100   SAFECO Corporation                                    0           390,074     390,074
      0         1,000     1,000   Selective Insurance Group, Inc.                       0            49,790      49,790
      0         1,200     1,200   StanCorp Financial Group, Inc.                        0           103,608     103,608
      0          900       900    State Auto Financial Corporation                      0            28,305      28,305
      0         1,200     1,200   Stewart Information Services Corporation              0            56,472      56,472
      0         2,400     2,400   Torchmark Corporation                                 0           125,448     125,448
      0         2,400     2,400   UICI                                                  0            74,040      74,040
      0          800       800    United Fire & Casualty Company                        0            35,824      35,824
      0          700       700    Unitrin, Inc.                                         0            37,275      37,275
      0         7,050     7,050   W.R. Berkley Corporation                              0           263,881     263,881
                                                                                        0        13,083,143  13,083,143
INTERNET - 0.39%
      0         3,300     3,300   CNET Networks, Inc.*                                  0            42,240      42,240
      0         9,400     9,400   VeriSign, Inc.*                                       0           247,314     247,314
                                                                                        0           289,554     289,554
LEISURE & GAMING -
0.11%
      0          700       700    Choice Hotels International, Inc.                     0            46,424      46,424
      0         1,500     1,500   Hilton Hotels Corporation                             0            37,125      37,125
                                                                                        0            83,549      83,549
METALS- 1.90%
      0         2,700     2,700   Commercial Metals Company                             0            77,598      77,598
      0         3,900     3,900   Crown Holdings, Inc.*                                 0            61,581      61,581
      0         9,300     9,300   Nucor Corporation                                     0           515,685     515,685
      0         5,400     5,400   Phelps Dodge Corporation                              0           574,830     574,830
      0         2,400     2,400   Steel Dynamics, Inc.                                  0            77,184      77,184
      0         1,000     1,000   United States Steel Corporation                       0            42,650      42,650
      0         3,300     3,300   Worthington Industries, Inc.                          0            58,344      58,344
                                                                                        0         1,407,872   1,407,872
MULTIMEDIA - 2.41%
      0          600       600    Comcast Corporation - Class A*                        0            18,438      18,438
      0         3,400     3,400   Lamar Advertising Company - Class A*                  0           149,634     149,634
      0         4,900     4,900   Omnicom Group Inc.                                    0           415,863     415,863
      0        35,800    35,800   Viacom Inc. - Class B                                 0         1,198,942   1,198,942
                                                                                        0         1,782,877   1,782,877
NETWORKING PRODUCTS -
0.66%
      0        20,500    20,500   Juniper Networks, Inc.*                               0           491,795     491,795
OIL & GAS - 20.72%
      0         8,000     8,000   Amerada Hess Corporation                              0           942,880     942,880
      0        20,700    20,700   Anadarko Petroleum Corporation                        0         1,828,845   1,828,845
      0        19,200    19,200   Apache Corporation                                    0         1,313,280   1,313,280
      0         2,900     2,900   BJ Services Company                                   0           176,871     176,871
      0        47,300    47,300   ChevronTexaco Corporation                             0         2,743,873   2,743,873
      0        48,200    48,200   ConcoPhillips                                         0         3,016,838   3,016,838
      0        19,600    19,600   Devon Energy Corporation                              0         1,099,364   1,099,364
      0         1,900     1,900   General Maritime Corporation                          0            74,081      74,081
      0         1,500     1,500   The Houston Exploration Company*                      0            86,685      86,685
      0         5,500     5,500   Kerr-McGee Corporation                                0           441,155     441,155
      0        19,000    19,000   Marathon Oil Corporation                              0         1,108,840   1,108,840
      0         1,400     1,400   Maverick Tube Corporation*                            0            46,438      46,438
      0        18,600    18,600   Occidental Petroleum Corporation                      0         1,530,408   1,530,408
      0         1,400     1,400   Oil States International, Inc.*                       0            41,412      41,412
      0         2,300     2,300   OMI Corporation                                       0            41,469      41,469
      0         2,100     2,100   Overseas Shipholding Group, Inc.                      0           130,305     130,305
      0         3,400     3,400   Pogo Producing Company                                0           187,102     187,102
      0         1,400     1,400   Stone Energy Corporation*                             0            74,494      74,494
      0         1,000     1,000   Swift Energy Company*                                 0            40,780      40,780
      0         1,400     1,400   Tesoro Corporation                                    0            67,508      67,508
      0         1,700     1,700   Tidewater Inc.                                        0            68,629      68,629
      0         2,600     2,600   Transocean Inc.*                                      0           146,718     146,718
      0         4,000     4,000   Ultra Petroleum Corp.*                                0           151,680     151,680
                                                                                        0        15,359,655  15,359,655
PAPER - 0.29%
      0         7,300     7,300   MeadWestvaco Corporation                              0           213,306     213,306
RESTAURANTS - 0.04%
      0         1,000     1,000   Landry's Restaurants, Inc.                            0            31,150      31,150
RETAIL - 0.81%
      0         3,000     3,000   bebe stores, inc.                                     0            85,380      85,380
      0         6,600     6,600   Chico's FAS, Inc.*                                    0           264,726     264,726
      0         2,100     2,100   Dillard's, Inc.                                       0            48,006      48,006
      0         3,300     3,300   Urban Outfitters, Inc.*                               0           200,343     200,343
                                                                                        0           598,455     598,455
SAVINGS & LOANS - 0.57%
      0         8,025     8,025   Astoria Financial Corporation                         0           224,219     224,219
      0         1,500     1,500   Downey Financial Corp.                                0           116,160     116,160
      0         1,300     1,300   FirstFed Financial Corp.*                             0            81,224      81,224
                                                                                        0           421,603     421,603
SEMICONDUCTORS - 3.51%
      0        16,600    16,600   Altera Corporation*                                   0           363,042     363,042
      0         9,200     9,200   Microchip Technology, Incorporated                    0           285,844     285,844
      0        14,700    14,700   Micron Technology, Inc.*                              0           174,636     174,636
      0         1,200     1,200   Microsemi Corporation*                                0            25,620      25,620
      0        55,100    55,100   Texas Instruments Incorporated                        0         1,749,976   1,749,976
                                                                                        0         2,599,118   2,599,118
SOFTWARE - 0.24%
      0         2,700     2,700   Cogent Inc.*                                          0            81,189      81,189
      0         1,100     1,100   Fair Isaac Corporation                                0            41,393      41,393
      0         2,200     2,200   Salesforce.com, Inc.*                                 0            51,810      51,810
                                                                                        0           174,392     174,392
TELECOMMUNICATIONS -
0.07%
      0         2,000     2,000   ADC Telecommunications, Inc.*                         0            52,280      52,280
TEXTILES & APPAREL -
0.99%
      0        17,600    17,600   Coach, Inc.*                                          0           617,936     617,936
      0         2,700     2,700   Reebok International Ltd.                             0           114,210     114,210
                                                                                        0           732,146     732,146
TRANSPORTATION - 2.86%
      0        30,500    30,500   Burlington Northern Santa Fe Corporation              0         1,654,625   1,654,625
      0         3,200     3,200   CSX Corporation                                       0           145,728     145,728
      0         3,900     3,900   Norfolk Southern Corporation*                         0           145,119     145,119
      0         3,300     3,300   Ryder System, Inc.                                    0           128,667     128,667
      0         2,000     2,000   Swift Transportation Co., Inc.*                       0            43,980      43,980
                                                                                        0         2,118,119   2,118,119
UTILITY - ELECTRIC -
1.46%
      0         2,000     2,000   DTE Energy Company                                    0            94,000      94,000
      0         2,400     2,400   Edison International                                  0            98,112      98,112
      0         5,600     5,600   Entergy Corporation                                   0           436,464     436,464
      0         7,300     7,300   PG&E Corporation                                      0           274,699     274,699
      0         2,100     2,100   Progress Energy, Inc.                                 0            93,681      93,681
      0         6,300     6,300   Reliant Energy Inc.*                                  0            83,538      83,538
                                                                                        0         1,080,494   1,080,494
UTILITY - GAS - 0.62%
      0        10,800    10,800   Sempra Energy                                         0           459,000     459,000
                                  TOTAL COMMON STOCKS (COST $63,658,239)                0        72,411,363  72,411,363
SHORT TERM INVESTMENTS
- 2.92%
MONEY MARKET MUTUAL
FUND - 2.92%
      0       2,165,073 2,165,073 SEI Daily Income Trust Government Fund - Class B      0         2,165,073   2,165,073
                                  TOTAL SHORT TERM INVESTMENTS (COST $2,165,073)             0    2,165,073   2,165,073
                                  TOTAL INVESTMENTS (IDENTIFIED COST $65,823,312) -          0   74,576,436  74,576,436
                                  100.62%
                                  OTHER ASSETS AND LIABILITIES - (0.62)%                     0    (458,208)   (458,208)
                                  TOTAL NET ASSETS - 100%                                    0  $74,118,228 $74,118,228

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2005.

* Non Income Producing

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JULY 31, 2005(UNAUDITED)

                                                                        FEDERATED          MDT                       FEDERATED
                                                                           MDT
                                                                         ALL CAP         ALL CAP      PRO FORMA      PROFORMA
                                                                         CORE FUND      CORE FUND     ADJUSTMENT     COMBINED
ASSETS:
Investments in securities, at value                                              $0      $74,576,436          $0      $74,576,436
Income receivable                                                                 0           42,024           0           42,024
Receivable for investments sold                                                   0        1,267,720           0        1,267,720
Receivable for shares sold                                                        0           68,879           0           68,879
Other assets                                                                      0           14,984           0           14,984
     Total assets                                                                 0                            0
                                                                                          75,970,043                   75,970,043
LIABILITIES:
Payable for investments purchased                                                 0        1,681,337           0        1,681,337
Payable for shares redeemed                                                       0              318           0              318
Payable for investment advisory fee                                               0           17,969           0           17,969
Payable for distribution services fees                                            0           42,511           0           42,511
Accrued expenses                                                                  0          109,680           0          109,680
     Total liabilities                                                            0        1,851,815           0        1,851,815
NET ASSETS                                                                       $0      $74,118,228          $0      $74,118,228
NET ASSETS CONSIST OF:
Paid-in capital                                                                  $0      $61,002,459          $0      $61,002,459
Net unrealized appreciation (depreciation) of investments                         0        8,753,124           0        8,753,124
Accumulated net realized gain on investments                                      0        4,362,645           0        4,362,645
Undistributed net investment income                                               0                0           0                0
     Total Net Assets                                                            $0      $74,118,228          $0      $74,118,228
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                0        2,857,664           0        2,857,664
NET ASSET VALUE PER SHARE                                                     $0.00           $15.32       $0.00           $15.32
OFFERING PRICE PER SHARE                                                      $0.00           $15.32       $0.00           $15.32
REDEMPTION PROCEEDS PER SHARE                                                 $0.00           $15.32       $0.00           $15.32

CLASS A SHARES:
SHARES OUTSTANDING                                                                0        1,987,715           0        1,987,715
NET ASSET VALUE PER SHARE                                                     $0.00           $15.26       $0.00           $15.26
OFFERING PRICE PER SHARE*                                                     $0.00           $16.15       $0.00           $16.15
REDEMPTION PROCEEDS PER SHARE                                                 $0.00           $15.26       $0.00           $15.26

CLASS C SHARES:
SHARES OUTSTANDING                                                                0                0           0                0
NET ASSET VALUE PER SHARE                                                     $0.00            $0.00       $0.00            $0.00
OFFERING PRICE PER SHARE                                                      $0.00            $0.00       $0.00            $0.00
REDEMPTION PROCEEDS PER SHARE                                                 $0.00            $0.00       $0.00            $0.00

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                  $0      $65,823,312          $0      $65,823,312

FEDERATED MDT ALL CAP CORE FUND
MDT ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006 (UNAUDITED)

                                                                     FEDERATED      MDT                          FEDERATED
                                                                      ALL CAP     ALL CAP       PRO FORMA        PRO FORMA
                                                                     CORE FUND     CORE FUND    ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                                                   $0     $776,536             $0         $776,536
Interest                                                                     0       29,605              0           29,605
TOTAL INVESTMENT INCOME:                                                     0      806,141              0          806,141
EXPENSES:
Investment advisory fee                                                      0      408,047              0 (a)      408,047
Administrative personnel and services fee                                    0       57,749        132,251 (b)      190,000
Custodian fees                                                               0       40,854        (6,854)  (c)      34,000
Professional fees                                                            0       46,350       (46,350) (d)            0
Shareholder servicing and accounting                                         0       98,687       (98,687) (e)            0
Transfer and dividend disbursing agent fees and expenses                     0            0        137,116 (f)      137,116
Directors'/Trustees' fees                                                    0        9,203        (7,203) (g)        2,000
Audit fees                                                                   0            0         16,500 (h)       16,500
Legal fees                                                                   0            0          9,000 (i)        9,000
Portfolio accounting fees                                                    0            0         51,000 (j)       51,000
Distribution services fee - Class A Shares                                   0       46,747       (46,747) (k)            0
Shareholder services fee- Class A Shares                                     0            0         46,747 (l)       46,747
Share registration costs                                                     0       28,342         13,178 (m)       41,520
Printing and postage                                                         0        6,577         18,423 (n)       25,000
Other                                                                        0        8,662        (8,662) (o)            0
Insurance premiums                                                           0            0          7,500 (p)        7,500
Miscellaneous                                                                0            0          3,800 (q)        3,800
     TOTAL EXPENSES                                                          0      751,218        221,012          972,230
WAIVERS--
   Waiver of investment adviser fee                                          0     (24,400)      (186,556)  (r)   (210,956)
   Waiver of administrative personnel and services fee                       0            0       (34,456)  (s)    (34,456)
TOTAL WAIVERS                                                                0     (24,400)      (221,012)        (245,412)
NET EXPENSES                                                                 0      726,818              0          726,818
     NET INVESTMENT INCOME                                                  $0      $79,323             $0          $79,323
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                             0    5,555,605              0        5,555,605
Net change in unrealized appreciation (depreciation) of investments          0    5,661,269              0        5,661,269
     Net realized and unrealized gain on investments                         0   11,216,874              0       11,216,874
          Change in net assets resulting from operations                    $0  $11,296,197             $0      $11,296,197

(See Notes to Pro Forma Financial Statements)

                        FEDERATED MDT ALL CAP CORE FUND
                             MDT ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2005 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT All Cap Core Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT All Cap Core Fund and MDT All Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the year ended July 31, 2005.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, and Institutional Shares of MDT All Cap Core for Class A
Shares and Institutional Shares of Federated MDT All Cap Core Fund.  Class C
Shares of the MDT All Cap Core Fund did not become effective until September 15,
2006.  Under generally accepted accounting principles, MDT All Cap Core will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2005, MDT All Cap Core paid and Federated MDT All
Cap Core Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT All Cap Core Fund had not become effective with the Securities and Exchange Commission as of July 31, 2005.  The Portfolio of Investments
provided is for the MDT All Cap Core Fund as of July 31, 2005, and it is not
anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 1,987,715 Class A Shares and 2,857,664 Institutional
Shares, respectively, of the Federated MDT All Cap Core Fund in exchange for
1,987,715 Class A Shares and 2,857,664 Institutional Shares of the MDT All Cap
Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT All Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the
Federated MDT All Cap Core Fund, a series of Federated MDT Series .  MDTA
Advisers serves as investment adviser to the MDT All Cap Core Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares and
Institutional Shares total operating expenses to no more than 1.50%and 1.25%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.  The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined Fund.  The Advisor
can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT All Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC provided administrative, transfer agency and portfolio accounting services to the MDT All Cap Core Fund.
An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined
Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the
Act, the Federated MDT All Cap Core Fund may incur distribution expenses of
0.25% of the daily net assets of the Fund's Class A Shares to compensate
Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT All Cap
Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT All Cap Core
Fund may incur distribution expenses up to 0.25% of the Class A Shares average daily net assets.  Adjustment to reflect expense structure of the Federated MDT
All Cap Core Fund on average daily net assets of the Federated MDT Pro Forma
Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT All
Cap Core Fund may pay fees up to 0.25% of the average daily net assets of
Fund's Class A Shares to financial intermediaries or to Federated Shareholder
Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

 (m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Tax Aware/All Cap
Core Fund and MDT Tax Aware/All Cap Core Fund (individually referred to as the
"Fund" or collectively as the "Funds"), for the six months ended January 31,
2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the Federated MDT Tax Aware/All Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Tax Aware/All Cap
Core Fund for Class A Shares, Class C Shares and Institutional Shares of
Federated MDT Tax Aware/All Cap Core Fund. Under generally accepted accounting principles, MDT Tax Aware/All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE
FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                              FEDERATED                                                                        FEDERATED
 FEDERATED MDT       MDT         MDT                                                   FEDERATED      MDT        MDT
                                                                                          MDT
 TAX AWARE/ALL  TAX AWARE/ALL    PRO                                                      TAX         TAX      PRO FORMA
                                FORMA                                                  AWARE/ALL   AWARE/ALL
 CAP CORE FUND  CAP CORE FUND  COMBINED                                                 CAP CORE   CAP CORE    COMBINED
                                                                                          FUND       FUND

           SHARES                                                                        VALUE
 COMMON STOCKS - 96.67%
AEROSPACE & DEFENSE - 0.75%
       0             180         180    Raytheon Company                                   0           $7,375     $7,375
       0             58          58     United Technologies Corporation                    0            3,385      3,385
                                                                                           0           10,760     10,760
AIR FREIGHT & LOGISTICS -
0.20%
       0             66          66     Ryder System, Inc.                                 0            2,950      2,950
AIRLINES - 0.63%
       0             547         547    Southwest Airlines Co.                             0            9,004      9,004
BIOTECHNOLOGY - 4.30%
       0             600         600    Amgen Inc.*                                        0           43,734     43,734
       0             210         210    Genentech, Inc.*                                   0           18,043     18,043
                                                                                           0           61,777     61,777
CAPITAL MARKETS - 10.38%
       0             320         320    The Goldman Sachs Group, Inc.                      0           45,200     45,200
       0             135         135    Lehman Brothers Holdings Inc.                      0           18,961     18,961
       0             486         486    Merrill Lynch & Co., Inc.                          0           36,484     36,484
       0             790         790    Morgan Stanley                                     0           48,545     48,545
                                                                                           0          149,190    149,190
COMMERCIAL BANKS - 9.44%
       0             170         170    AmSouth Bancorporation                             0            4,694      4,694
       0             208         208    Comerica Incorporated                              0           11,538     11,538
       0             397         397    Fifth Third Bancorp                                0           14,915     14,915
       0             91          91     Huntington Bancshares Incorporated                 0            2,111      2,111
       0             551         551    KeyCorp                                            0           19,500     19,500
       0             20          20     M&T Bank Corporation                               0            2,166      2,166
       0             507         507    National City Corporation                          0           17,329     17,329
       0             278         278    Regions Financial Corporation                      0            9,224      9,224
       0             276         276    SunTrust Banks, Inc.                               0           19,720     19,720
       0             100         100    UnionBanCal Corporation                            0            6,709      6,709
       0             508         508    Wachovia Corporation                               0           27,854     27,854
                                                                                           0          135,760    135,760
COMMERCIAL SERVICES &
SUPPLIES - 1.55%
       0             69          69     Monster Worldwide Inc.*                            0            2,943      2,943
       0             207         207    Robert Half International Inc.                     0            7,562      7,562
       0             374         374    Waste Management, Inc.                             0           11,811     11,811
                                                                                           0           22,316     22,316
COMMUNICATIONS EQUIPMENT -
4.41%
       0            1,323       1,323   QUALCOMM Incorporated                              0           63,451     63,451
COMPUTERS & PERIPHERALS -
1.15%
       0             530         530    Hewlett-Packard Company                            0           16,525     16,525
CONSTRUCTION MATERIALS -
0.28%
       0             65          65     Lafarge North America Inc.                         0            4,005      4,005
CONSUMER FINANCE - 0.80%
       0             116         116    AmeriCredit Corp.*                                 0            3,336      3,336
       0             147         147    SLM Corporation                                    0            8,226      8,226
                                                                                           0           11,562     11,562
DIVERSIFIED FINANCIAL
SERVICES - 6.38%
       0             279         279    CIT Group Inc.                                     0           14,882     14,882
       0            1,710       1,710   JPMorgan Chase & Co.                               0           67,972     67,972
       0             140         140    Moody's Corporation                                0            8,865      8,865
                                                                                           0           91,719     91,719
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.15%
       0             73          73     BellSouth Corporation                              0            2,100      2,100
ELECTRIC UTILITIES - 0.67%
       0             162         162    PG&E Corporation                                   0            6,044      6,044
       0             184         184    Xcel Energy, Inc.                                  0            3,573      3,573
                                                                                           0            9,617      9,617
ELECTRICAL EQUIPMENT - 0.24%
       0             52          52     Rockwell Automation, Inc.                          0            3,436      3,436
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.47%
       0             166         166    Jabil Circuit, Inc.*                               0            6,706      6,706
ENERGY EQUIPMENT & SERVICES -
3.97%
       0             419         419    BJ Services Company                                0           16,966     16,966
       0             218         218    Schlumberger Limited                               0           27,784     27,784
       0             211         211    Smith International, Inc.                          0            9,495      9,495
       0             35          35     Transocean Inc.*                                   0            2,840      2,840
                                                                                           0           57,085     57,085
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.28%
       0             29          29     Intuitive Surgical, Inc.*                          0            3,992      3,992
HEALTH CARE PROVIDERS &
SERVICES - 1.52%
       0             50          50     Express Scripts, Inc.*                             0            4,564      4,564
       0             49          49     Laboratory Corporation of America Holdings*        0            2,874      2,874
       0             31          31     Pharmaceutical Product Development, Inc.           0            2,145      2,145
       0             159         159    WellPoint Inc.*                                    0           12,211     12,211
                                                                                           0           21,794     21,794
HOTELS RESTAURANTS & LEISURE
- 1.46%
       0             124         124    International Game Technology                      0            4,437      4,437
       0             45          45     Marriott International, Inc. - Class A*            0            2,999      2,999
       0             429         429    Starbucks Corporation*                             0           13,599     13,599
                                                                                           0           21,035     21,035
HOUSEHOLD DURABLES - 5.07%
       0             36          36     Beazer Homes USA, Inc.                             0            2,622      2,622
       0             188         188    Centex Corporation                                 0           13,421     13,421
       0             493         493    D.R. Horton, Inc.                                  0           18,399     18,399
       0             84          84     Harman International Industries, Incorporated      0            9,240      9,240
       0             183         183    Lennar Corporation - Class A                       0           11,449     11,449
       0             399         399    Pulte Homes, Inc.                                  0           15,920     15,920
       0             25          25     The Ryland Group, Inc.                             0            1,809      1,809
                                                                                           0           72,860     72,860
HOUSEHOLD PRODUCTS - 0.54%
       0             64          64     The Clorox Company                                 0            3,831      3,831
       0             71          71     Colgate-Palmolive Company                          0            3,897      3,897
                                                                                           0            7,728      7,728
INDUSTRIAL CONGLOMERATES -
0.42%
       0             84          84     3M Co.                                             0            6,111      6,111
INSURANCE - 9.89%
       0             41          41     The Allstate Corporation                           0            2,134      2,134
       0             114         114    AMBAC Financial Group, Inc.                        0            8,756      8,756
       0              1           1     American International Group, Inc.                 0               66         66
       0             123         123    Assurant, Inc.                                     0            5,648      5,648
       0             120         120    Conseco, Inc.*                                     0            2,924      2,924
       0             443         443    Hartford Financial Services Group, Inc.            0           36,428     36,428
       0             62          62     Loews Corporation                                  0            6,119      6,119
       0             72          72     MBIA Inc.                                          0            4,432      4,432
       0            1,146       1,146   Metlife, Inc.                                      0           57,483     57,483
       0             148         148    SAFECO Corporation                                 0            7,733      7,733
       0             34          34     StanCorp Financial Group, Inc.                     0            1,692      1,692
       0             61          61     Torchmark Corporation                              0            3,422      3,422
       0             110         110    W.R. Berkley Corporation                           0            5,434      5,434
                                                                                           0          142,271    142,271
INTERNET & CATALOG RETAIL -
0.97%
       0             323         323    eBay, Inc.*                                        0           13,921     13,921
IT SERVICES - 0.49%
       0             98          98     Computer Sciences Corporation*                     0            4,969      4,969
       0             48          48     Fiserv, Inc.*                                      0            2,111      2,111
                                                                                           0            7,080      7,080
MACHINERY - 0.86%
       0             97          97     Deere & Company                                    0            6,961      6,961
       0             100         100    Joy Global Inc.                                    0            5,404      5,404
                                                                                           0           12,365     12,365
MEDIA - 1.07%
       0             149         149    Omnicom Group Inc.                                 0           12,187     12,187
       0             103         103    Univision Communications Inc. - Class A*           0            3,279      3,279
                                                                                           0           15,466     15,466
METALS & MINING - 2.52%
       0             193         193    Nucor Corporation                                  0           16,257     16,257
       0             69          69     Peabody Energy Corporation                         0            6,866      6,866
       0             82          82     Phelps Dodge Corporation                           0           13,161     13,161
                                                                                           0           36,284     36,284
MULTILINE RETAIL - 0.18%
       0             133         133    Saks Incorporated*                                 0            2,568      2,568
MULTI-UTILITIES & UNREGULATED
POWER - 0.13%
       0             182         182    Reliant Energy Inc.*                               0            1,842      1,842
OIL & GAS - 17.40%
       0             140         140    Amerada Hess Corporation                           0           21,672     21,672
       0             412         412    Anadarko Petroleum Corporation                     0           44,422     44,422
       0             525         525    Apache Corporation                                 0           39,653     39,653
       0            1,109       1,109   ChevronTexaco Corporation                          0           65,852     65,852
       0             34          34     Kerr-McGee Corporation                             0            3,753      3,753
       0             218         218    Marathon Oil Corporation                           0           16,758     16,758
       0             130         130    Newfield Exploration Company*                      0            6,812      6,812
       0             462         462    Occidental Petroleum Corporation                   0           45,142     45,142
       0             101         101    Pogo Producing Company                             0            6,059      6,059
                                                                                           0          250,123    250,123
PAPER & FOREST PRODUCTS -
0.19%
       0             95          95     Louisiana-Pacific Corporation                      0            2,798      2,798
PHARMACEUTICALS - 0.26%
       0             80          80     Forest Laboratories, Inc.*                         0            3,702      3,702
ROAD & RAIL - 0.21%
       0             38          38     Burlington Northern Sante Fe Corporation           0            3,045      3,045
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 3.84%
       0             182         182    Altera Corporation*                                0            3,514      3,514
       0             346         346    Linear Technology Corporation                      0           12,875     12,875
       0             259         259    Marvell Technology Group Ltd.*                     0           17,721     17,721
       0             65          65     Maxim Integrated Products, Inc.*                   0            2,667      2,667
       0             35          35     Microchip Technology Incorporated                  0            1,313      1,313
       0             80          80     NVIDIA Corporation*                                0            3,597      3,597
       0             464         464    Texas Instruments Incorporated                     0           13,563     13,563
                                                                                           0           55,250     55,250
SOFTWARE - 0.45%
       0             74          74     Autodesk, Inc.                                     0            3,004      3,004
       0             118         118    Red Hat, Inc.*                                     0            3,416      3,416
                                                                                           0            6,420      6,420
SPECIALTY RETAIL - 0.44%
       0             62          62     Chico's FAS, Inc.*                                 0            2,701      2,701
       0             143         143    The TJX Companies, Inc.                            0            3,651      3,651
                                                                                           0            6,352      6,352
THRIFTS & MORTGAGE FINANCE -
2.45%
       0             243         243    Golden West Financial Corporation                  0           17,161     17,161
       0             146         146    MGIC Investment Corporation                        0            9,637      9,637
       0             85          85     The PMI Group, Inc.                                0            3,675      3,675
       0             82          82     Radian Group Inc.                                  0            4,693      4,693
                                                                                           0           35,166     35,166
TRADING COMPANIES &
DISTRIBUTORS - 0.26%
       0             100         100    Fastenal Company                                   0            3,815      3,815
                                        TOTAL COMMON STOCKS (COST $1,275,961)              0        1,389,951  1,389,951
SHORT TERM INVESTMENTS -
2.69%
MONEY MARKET MUTUAL FUNDS -
2.69%
       0           38,748      38,748   SEI Daily Income Trust Government Fund - Class     0           38,748     38,748
                                        B
                                        TOTAL SHORT TERM INVESTMENTS (COST $38,748)        0           38,748     38,748
                                        TOTAL INVESTMENTS (IDENTIFIED COST $1,314,709)     0        1,428,699  1,428,699
                                        - 99.36%
                                        OTHER ASSETS AND LIABILITIES - 0.64%               0            9,139      9,139
                                        TOTAL NET ASSETS - 100%                            0       $1,437,838 $1,437,838

Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                        TAX AWARE/ALL     TAX AWARE/ALL     PRO FORMA    PROFORMA
                                                                        CAP CORE FUND     CAP CORE FUND     ADJUSTMENT   COMBINED
ASSETS:
Investments in securities, at value                                                $0           $1,428,699          $0  $1,428,699
Income receivable                                                                   0                  805           0         805
Receivable from Adviser                                                             0                2,020           0       2,020
Receivable for investments sold                                                     0               39,999           0      39,999
Receivable for shares sold                                                          0               73,142           0      73,142
Other assets                                                                        0               25,667           0      25,667
     Total assets                                                                   0            1,570,332           0   1,570,332
LIABILITIES:
Payable for investments purchased                                                   0              114,761           0     114,761
Payable for custodian fees                                                          0               10,927           0      10,927
Payable for distribution services fee                                               0                  597           0         597
Accrued expenses                                                                    0                6,209           0       6,209
     Total liabilities                                                              0              132,494           0     132,494
NET ASSETS                                                                         $0           $1,437,838          $0  $1,437,838
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0           $1,332,327          $0  $1,332,327
Net unrealized appreciation (depreciation) of investments                           0              113,990           0     113,990
Accumulated net realized gain (loss) on investments                                 0              (8,479)           0     (8,479)
     Total Net Assets                                                              $0           $1,437,838          $0  $1,437,838
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               65,752           0      65,752
NET ASSET VALUE PER SHARE                                                       $0.00               $10.74       $0.00      $10.74
OFFERING PRICE PER SHARE                                                        $0.00               $10.74       $0.00      $10.74
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.74       $0.00      $10.74

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0               59,495           0      59,495
NET ASSET VALUE PER SHARE                                                       $0.00               $10.73       $0.00      $10.73
OFFERING PRICE PER SHARE*                                                       $0.00               $11.38       $0.00      $11.38
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.73       $0.00      $10.73

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                8,700           0       8,700
NET ASSET VALUE PER SHARE                                                       $0.00               $10.70       $0.00      $10.70
OFFERING PRICE PER SHARE                                                        $0.00               $10.70       $0.00      $10.70
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.70       $0.00      $10.70

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0           $1,314,709          $0  $1,314,709

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
MDT TAX AWARE/ALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                          FEDERATED
                                                                                    FEDERATED      MDT                       MDT
                                                                                       MDT
                                                                                       TAX         TAX     PRO FORMA      PRO FORMA
                                                                                    AWARE/ALL   AWARE/ALL
                                                                                     CAP CORE    CAP CORE  ADJUSTMENT     COMBINED
                                                                                       FUND        FUND
INVESTMENT INCOME:
Dividends                                                                                   $0     $5,040          $0        $5,040
Interest                                                                                     0        528           0           528
TOTAL INVESTMENT INCOME:                                                                     0      5,568           0         5,568
EXPENSES:
Investment advisory fee                                                                      0      3,640       (364) (a)     3,276
Administrative personnel and services fee                                                    0        509      87,080 (b)    87,589
Custodian fees                                                                               0      4,965       7,221 (c)    12,186
Professional fees                                                                            0      3,496     (3,496) (d)         0
Shareholder services fee                                                                     0      1,109     (1,109) (e)         0
Transfer and dividend disbursing agent fees and expenses                                     0          0      21,039 (f)    21,039
Directors'/Trustees' fees                                                                    0      1,327       (642) (g)       685
Audit fees                                                                                   0          0       5,522 (h)     5,522
Legal fees                                                                                   0          0       3,427 (i)     3,427
Portfolio accounting fees                                                                    0          0      21,669 (j)    21,669
Distribution services fee - Class A Shares                                                   0        365       (365) (k)         0
Distribution services fee - Class C Shares                                                   0        238        (59) (k)       179
Shareholder services fee - Class A Shares                                                    0          0         365 (l)       365
Shareholder services fee - Class A Shares                                                    0          0         179 (l)       179
Share registration costs                                                                     0     18,090       (790) (m)    17,300
Printing and postage                                                                         0        238       8,559 (n)     8,797
Other                                                                                        0        145       (145) (o)         0
Insurance premiums                                                                           0          0       2,856 (p)     2,856
Miscellaneous                                                                                0          0       1,447 (q)     1,447
     TOTAL EXPENSES                                                                          0     34,122     152,394       186,516
WAIVERS--
   WAIVER OF INVESTMENT ADVISER FEE                                                          0          0     (3,276) (r)   (3,276)
   WAIVER OF ADMINISTRATIVE PERSONNEL AND SERVICES FEE                                       0          0    (16,947) (s)  (16,947)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                    0   (26,968)      26,968 (t)         0
  Reimbursement of other operating expenses                                                  0          0   (159,139) (u) (159,139)
TOTAL WAIVERS AND REIMBURSEMENTS                                                             0   (26,968)   (153,850)     (180,818)
NET EXPENSES                                                                                 0      7,154     (1,456)         5,698
     NET INVESTMENT INCOME(LOSS)                                                            $0   ($1,586)      $1,456        ($130)
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                      0    (8,479)           0       (8,479)
Net change in unrealized appreciation (depreciation) of investments                          0    113,990           0       113,990
     Net realized and unrealized gain on investments                                         0    105,511           0       105,511
          Change in net assets resulting from operations                                    $0   $103,925      $1,456      $105,381

  1 For the period from September 15, 2005 (commencement of operations) to
    January 31, 2006.

(See Notes to Pro Forma Financial Statements)

                   FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Tax Aware/All Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Tax Aware/All Cap Core Fund consists of three classes of shares:
Class A Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Tax Aware/All Cap
Core Fund and  MDT Tax Aware/All Cap Core Fund (individually referred to as the
"Fund", or collectively as the "Funds"), for the period ended January 31, 2006.
These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the  MDT Tax Aware/All Cap Core Fund which have been incorporated by reference in the Statement of Additional Information.
The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of  MDT Tax Aware/All Cap
Core Fund for Class A Shares, Class C Shares and Institutional Shares of
Federated MDT Tax Aware/All Cap Core Fund.  Under generally accepted accounting principles,  MDT Tax Aware/All Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Tax Aware/All Cap Core Fund paid and Federated MDT Tax Aware/All Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.00% and  0.90% , respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Tax Aware/All Cap Core Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the MDT Tax Aware/All Cap Core Fund as of January
31, 2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 59,495 Class A Shares, 8,700Class C
Shares and 65,752 Institutional Shares, respectively, of the Federated MDT Tax
Aware/All Cap Core Fund in exchange for 59,495 Class A Shares, 8,700 Class C
Shares and 65,752 Institutional Shares of the MDT Tax Aware/All Cap Core Fund
which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Tax Aware/All Cap
Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the
Federated MDT Tax Aware/All Cap Core Fund, a series of Federated MDT Series .
MDTA Advisers serves as investment adviser to the MDT Tax Aware/All Cap Core
Fund and receives for its services an annual investment advisory fee equal to
1.00% of the average daily net assets of the MDT Tax Aware/All Cap Core Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Tax Aware/All Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the MDT Tax Aware/All Cap
Core Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro
Forma Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Tax Aware/All Cap Core Fund may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp.
(FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Tax Aware/All Cap Core Fund has no
present intention of accruing or paying the distribution services fee on the
Class A Shares.  Under a similar plan, the MDT Tax Aware/All Cap Core Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the
Class C Shares average daily net assets.  Adjustment to reflect expense structure of the Federated MDT Tax Aware/All Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT Tax
Aware/All Cap Core Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to
Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Large Cap Growth
Fund and MDT Large Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT Large Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Large Cap Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Large Cap Growth Fund. Under generally accepted accounting principles, MDT Large
Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT LARGE CAP GROWTH FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                FEDERATED                                                                     FEDERATED
  FEDERATED MDT        MDT         MDT                                                   FEDERATED     MDT       MDT
                                                                                            MDT
    LARGE CAP       LARGE CAP      PRO                                                   LARGE CAP  LARGE CAP    PRO
                                  FORMA                                                                         FORMA
   GROWTH FUND     GROWTH FUND   COMBINED                                                  GROWTH    GROWTH    COMBINED
                                                                                            FUND      FUND

            SHARES                                                                         VALUE
 COMMON STOCKS - 103.36%
AEROSPACE & DEFENSE - 3.98%
        0              15          15     Alliant Techsystems Inc.*                          0         $1,162    $1,162
        0              395         395    Honeywell International Inc.                       0         15,176    15,176
                                                                                             0         16,338    16,338
AIR FREIGHT & LOGISTICS - 1.11%
        0              62          62     Expeditors International of Washington, Inc.       0          4,559     4,559
BEVERAGES - 4.04%
        0              400         400    Anheuser-Busch Companies, Inc.                     0         16,576    16,576
BIOTECHNOLOGY - 3.50%
        0              167         167    Genentech, Inc.*                                   0         14,349    14,349
CAPITAL MARKETS - 0.47%
        0              37          37     Northern Trust Corporation                         0          1,932     1,932
CHEMICALS - 0.26%
        0              33          33     International Flavors & Fragrances Inc.            0          1,088     1,088
COMMERCIAL SERVICES & SUPPLIES
- 2.54%
        0              13          13     The Corporate Executive Board Company              0          1,094     1,094
        0              30          30     Monster Worldwide Inc.*                            0          1,280     1,280
        0              137         137    Pitney Bowes Inc.                                  0          5,855     5,855
        0              60          60     Robert Half International Inc.                     0          2,192     2,192
                                                                                             0         10,421    10,421
COMMUNICATIONS EQUIPMENT -
4.86%
        0              416         416    QUALCOMM Incorporated                              0         19,951    19,951
COMPUTERS & PERIPHERALS - 2.48%
        0              411         411    EMC Corporation*                                   0          5,507     5,507
        0              150         150    Network Appliance, Inc.*                           0          4,680     4,680
                                                                                             0         10,187    10,187
CONSTRUCTION MATERIALS - 0.41%
        0              20          20     Martin Marietta Materials, Inc.                    0          1,696     1,696
DIVERSIFIED FINANCIAL SERVICES
- 2.48%
        0              24          24     Chicago Mercantile Exchange Holdings Inc.          0         10,158    10,158
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.63%
        0              29          29     Amphenol Corporation - Class A                     0          1,474     1,474
        0              129         129    Jabil Circuit, Inc.*                               0          5,212     5,212
                                                                                             0          6,686     6,686
ENERGY EQUIPMENT & SERVICES -
8.32%
        0              112         112    BJ Services Company                                0          4,535     4,535
        0              67          67     Diamond Offshore Drilling                          0          5,686     5,686
        0              61          61     ENSCO International Incorporated                   0          3,118     3,118
        0              12          12     Helmerich & Payne, Inc.                            0            940       940
        0              47          47     Noble Corporation                                  0          3,781     3,781
        0              126         126    Schlumberger Limited                               0         16,059    16,059
                                                                                             0         34,119    34,119
FINANCIAL SERVICES - 0.87%
        0              68          68     American Express Company*                          0          3,567     3,567
FOOD & STAPLES RETAILING -
4.71%
        0              419         419    Wal-Mart Stores, Inc.                              0         19,320    19,320
FOOD PRODUCTS - 0.33%
        0              45          45     Campbell Soup Company                              0          1,347     1,347
HEALTH CARE EQUIPMENT &
SUPPLIES - 0.94%
        0              64          64     Varian Medical Systems, Inc.*                      0          3,853     3,853
HEALTH CARE PROVIDERS &
SERVICES - 5.72%
        0              28          28     Covance Inc.*                                      0          1,591     1,591
        0              102         102    Express Scripts, Inc.*                             0          9,311     9,311
        0              235         235    HCA, Inc.                                          0         11,534    11,534
        0              15          15     Pharmaceutical Product Development, Inc.           0          1,038     1,038
                                                                                             0         23,474    23,474
HOTELS RESTAURANTS & LEISURE -
6.96%
        0              41          41     Boyd Gaming Corporation                            0          1,853     1,853
        0              260         260    Carnival Corporation                               0         13,457    13,457
        0              418         418    Starbucks Corporation*                             0         13,251    13,251
                                                                                             0         28,561    28,561
HOUSEHOLD DURABLES - 2.87%
        0              79          79     Fortune Brands, Inc.                               0          5,922     5,922
        0              42          42     Harman International Industries, Incorporated      0          4,620     4,620
        0              25          25     The Stanley Works                                  0          1,226     1,226
                                                                                             0         11,768    11,768
HOUSEHOLD PRODUCTS - 3.68%
        0              264         264    Kimberly-Clark Corporation                         0         15,080    15,080
INDUSTRIAL CONGLOMERATES -
7.84%
        0              220         220    3M Co.                                             0         16,005    16,005
        0              493         493    General Electric Company                           0         16,146    16,146
                                                                                             0         32,151    32,151
INSURANCE - 1.25%
        0              109         109    AFLAC INCORPORATED                                 0          5,117     5,117
IT SERVICES - 0.98%
        0              27          27     Alliance Data Systems Corporation*                 0          1,141     1,141
        0              56          56     CheckFree Corporation*                             0          2,902     2,902
                                                                                             0          4,043     4,043
MACHINERY - 2.20%
        0              115         115    Caterpillar Inc.                                   0          7,808     7,808
        0              34          34     The Timken Company                                 0          1,230     1,230
                                                                                             0          9,038     9,038
MEDIA - 0.73%
        0              94          94     Univision Communications Inc. - Class A*           0          2,993     2,993
METALS & MINING - 2.09%
        0              29          29     Allegheny Technologies, Inc.                       0          1,504     1,504
        0              71          71     Peabody Energy Corporation                         0          7,065     7,065
                                                                                             0          8,569     8,569
OIL & GAS - 1.13%
        0              34          34     GlobalSantaFe Corporation                          0          2,076     2,076
        0              37          37     Ultra Petroleum Corporation*                       0          2,545     2,545
                                                                                             0          4,621     4,621
PHARMACEUTICALS - 7.77%
        0              469         469    Abbott Laboratories                                0         20,237    20,237
        0              35          35     Sepracor Inc.*                                     0          1,992     1,992
        0              209         209    Wyeth                                              0          9,666     9,666
                                                                                             0         31,895    31,895
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 6.58%
        0              40          40     Lam Research Corporation*                          0          1,857     1,857
        0              144         144    Linear Technology Corporation                      0          5,358     5,358
        0              32          32     Marvell Technology Group Ltd.*                     0          2,189     2,189
        0              117         117    Maxim Integrated Products, Inc.                    0          4,802     4,802
        0              65          65     Microchip Technology Incorporated                  0          2,438     2,438
        0              70          70     NVIDIA Corporation*                                0          3,147     3,147
        0              20          20     Texas Instruments Incorporated                     0            585       585
        0              235         235    Xilinx, Inc.                                       0          6,618     6,618
                                                                                             0         26,994    26,994
SOFTWARE - 2.31%
        0              162         162    Autodesk, Inc.                                     0          6,576     6,576
        0               6           6     Microsoft Corporation                              0            169       169
        0              15          15     Oracle Corporation*                                0            188       188
        0              88          88     Red Hat, Inc.*                                     0          2,548     2,548
                                                                                             0          9,481     9,481
SPECIALTY RETAIL - 6.10%
        0              42          42     Abercrombie & Fitch Co.                            0          2,789     2,789
        0              86          86     Chico's FAS, Inc.*                                 0          3,746     3,746
        0              291         291    Lowe's Companies, Inc.                             0         18,493    18,493
                                                                                             0         25,028    25,028
TEXTILES, APPAREL & LUXURY
GOODS - 1.38%
        0              157         157    Coach, Inc.*                                       0          5,644     5,644
TRADING COMPANIES &
DISTRIBUTORS - 0.84%
        0              90          90     Fastenal Company                                   0          3,433     3,433
                                          TOTAL COMMON STOCKS (COST $405,968)                0        424,037   424,037
SHORT TERM INVESTMENTS - 2.00%
MONEY MARKET MUTUAL FUNDS -
2.00%
        0             8,180       8,180   SEI Daily Income Trust Government Fund - Class     0          8,180     8,180
                                          B
                                          TOTAL SHORT TERM INVESTMENTS (COST $8,180)         0          8,180     8,180
                                          TOTAL INVESTMENTS (IDENTIFIED COST $414,148) -     0        432,217   432,217
                                          105.36%
                                          OTHER ASSETS AND LIABILITIES - (5.36)%             0       (21,971)  (21,971)
                                          TOTAL NET ASSETS - 100%                            0       $410,246  $410,246

Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing

FEDERATED MDT LARGE CAP GROWTH FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          LARGE CAP         LARGE CAP       PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $432,217          $0   $432,217
Income receivable                                                                   0                  305           0        305
Receivable for investments sold                                                     0               22,450           0     22,450
Other assets                                                                        0               31,621           0     31,621
     Total assets                                                                   0              486,593           0    486,593
LIABILITIES:
Payable for investments purchased                                                   0               22,655           0     22,655
Payable for custodian fees                                                          0                1,585           0      1,585
Payable for investment advisory fee                                                 0               38,574           0     38,574
Payable for distribution services fee                                               0                    5           0          5
Accrued expenses                                                                    0               13,528           0     13,528
     Total liabilities                                                              0               76,347           0     76,347
NET ASSETS                                                                         $0             $410,246          $0   $410,246
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $379,250          $0   $379,250
Net unrealized appreciation (depreciation) of investments                           0               18,069           0     18,069
Accumulated net realized gain on investments                                        0               12,927           0     12,927
     Total Net Assets                                                              $0             $410,246          $0   $410,246
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               38,085           0     38,085
NET ASSET VALUE PER SHARE                                                       $0.00               $10.72       $0.00     $10.72
OFFERING PRICE PER SHARE                                                        $0.00               $10.72       $0.00     $10.72
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.72       $0.00     $10.72

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $10.71       $0.00     $10.71
OFFERING PRICE PER SHARE*                                                       $0.00               $11.36       $0.00     $11.36
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.71       $0.00     $10.71

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $10.68       $0.00     $10.68
OFFERING PRICE PER SHARE                                                        $0.00               $10.68       $0.00     $10.68
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $10.68       $0.00     $10.68

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $414,148          $0   $414,148

FEDERATED MDT LARGE CAP GROWTH FUND
MDT LARGE CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                          FEDERATED
                                                                                     FEDERATED     MDT                       MDT
                                                                                        MDT
                                                                                     LARGE CAP    LARGE    PRO FORMA      PRO FORMA
                                                                                                   CAP
                                                                                     GROWTH FUND  GROWTH   ADJUSTMENT     COMBINED
                                                                                                   FUND
INVESTMENT INCOME:
Dividends                                                                                    $0    $1,191          $0        $1,191
Interest                                                                                      0       283           0           283
TOTAL INVESTMENT INCOME:                                                                      0     1,474           0         1,474
EXPENSES:
Investment advisory fee                                                                       0     1,086           0 (a)     1,086
Administrative personnel and services fee                                                     0       334      87,255 (b)    87,589
Custodian fees                                                                                0     3,890       8,197 (c)    12,087
Professional fees                                                                             0     3,496     (3,496) (d)         0
Shareholder servicing and accounting                                                          0       763       (763) (e)         0
Transfer and dividend disbursing agent fees and expenses                                      0         0      21,039 (f)    21,039
Directors'/Trustees' fees                                                                     0     1,327       (760) (g)       567
Audit fees                                                                                    0         0       5,477 (h)     5,477
Legal fees                                                                                    0         0       3,399 (i)     3,399
Portfolio accounting fees                                                                     0         0      24,552 (j)    24,552
Distribution services fee - Class A Shares                                                    0         1         (1) (k)         0
Distribution services fee - Class C Shares                                                    0         4         (1) (k)         3
Shareholder services fee- Class A Shares                                                      0         0           1 (l)         1
Shareholder services fee- Class A Shares                                                      0         0           1 (l)         1
Share registration costs                                                                      0    18,215     (5,146) (m)    13,069
Printing and postage                                                                          0       313       7,128 (n)     7,441
Other                                                                                         0       170       (170) (o)         0
Insurance premiums                                                                            0         0       2,757 (p)     2,757
Miscellaneous                                                                                 0         0       1,360 (q)     1,360
     TOTAL EXPENSES                                                                           0    29,599     208,887       238,486
WAIVERS--
   Waiver of investment adviser fee                                                           0         0     (1,086) (r)   (1,086)
   Waiver of administrative personnel and services fee                                        0         0    (16,947) (s)  (16,947)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                     0  (26,986)      26,986 (t)         0
  Reimbursement of other operating expenses                                                   0         0   (160,574) (u) (160,621)
TOTAL WAIVERS AND  REIMBURSEMENTS                                                             0  (26,986)   (151,621)     (178,607)
NET EXPENSES                                                                                  0     2,613       (792)         1,821
     NET INVESTMENT INCOME(LOSS)                                                             $0   (1,139)        $792        ($347)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                              0    14,066           0        14,066
Net change in unrealized appreciation (depreciation) of investments                           0    18,069           0        18,069
     Net realized and unrealized gain on investments                                          0    32,135           0        32,135
          Change in net assets resulting from operations                                     $0   $30,996        $792       $31,788

  1 For the period from September 15, 2005 (commencement of operations) to January
  31, 2006.

(See Notes to Pro Forma Financial Statements)

                      FEDERATED MDT LARGE CAP GROWTH FUND
                           MDT LARGE CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Large Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Large Cap Growth Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Large Cap Growth
Fund and  MDT Large Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the period ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the  MDT Large Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information.  The
Funds follow generally accepted accounting principles in the United States of
America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of  MDT Large Cap Growth
Fundfor Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Large Cap Growth Fund.  Under generally accepted accounting principles,  MDT
Large Cap Growth Fundwill be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006,  MDT Large Cap Growth Fund paid and
Federated MDT Large Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Large Cap Growth Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the  MDT Large Cap Growth Fund as of January 31,
2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 100 Class A Shares, 100 Class C Shares and 38,085 Institutional Shares, respectively, of the Federated MDT Large Cap
Growth Fund in exchange for 100 Class A Shares, 100 Class C Shares and 38,085
Institutional Shares of the MDT Large Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Large Cap Growth
Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the
Federated MDT Large Cap Growth Fund, a series of Federated MDT Series .  MDTA
Advisers serves as investment adviser to the  MDT Large Cap Growth Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Large Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the  MDT Large Cap Growth
Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma
Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Large Cap Growth Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Large Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the  MDT Large Cap Growth Fund may incur distribution expenses up to 0.25%  of the Class A Shares and 1.00% of the Class C Shares average daily net assets.  Adjustment to reflect expense structure of the Federated MDT Large
Cap Growth Fund on average daily net assets of the Federated MDT Pro Forma
Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT
Large Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of  Fund's Class A and Class C shares to financial intermediaries or to
Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries  may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(u)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Mid Cap Growth Fund and MDT Mid Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT Mid Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Mid Cap Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid
Cap Growth Fund. Under generally accepted accounting principles, MDT Mid Cap
Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                  FEDERATED                                                                     FEDERATED
  FEDERATED MDT         MDT          MDT                                                    FEDERATED    MDT       MDT
     MID CAP          MID CAP        PRO                                                     MID CAP   MID CAP     PRO
                                    FORMA                                                                         FORMA
   GROWTH FUND      GROWTH FUND    COMBINED                                                  GROWTH    GROWTH    COMBINED
                                                                                              FUND      FUND

             SHARES                                                                           VALUE
 COMMON STOCKS - 104.59%
AEROSPACE & DEFENSE - 2.54%
        0                4            4     Alliant Techsystems Inc.*                           0          $310      $310
        0               136          136    Precision Castparts Corporation                     0         6,793     6,793
        0                21          21     Rockwell Collins, Inc.                              0           985       985
                                                                                                0         8,088     8,088
AIR FREIGHT & LOGISTICS - 1.32%
        0                44          44     C.H. Robinson Worldwide, Inc.                       0         1,780     1,780
        0                47          47     CNF Inc.                                            0         2,409     2,409
                                                                                                0         4,189     4,189
AIRLINES - 0.31%
        0                43          43     AMR Corporation*                                    0           976       976
AUTO COMPONENTS - 1.00%
        0               204          204    The Goodyear Tire & Rubber Company*                 0         3,191     3,191
AUTOMOBILES - 0.32%
        0                24          24     Thor Industries, Inc.                               0         1,024     1,024
BUILDING PRODUCTS - 2.81%
        0               248          248    American Standard Companies Inc.                    0         8,928     8,928
CHEMICALS - 1.13%
        0               105          105    International Flavors & Fragrances Inc.             0         3,461     3,461
        0                2            2     Sigma-Aldrich Corporation                           0           130       130
                                                                                                0         3,591     3,591
COMMERCIAL BANKS - 2.40%
        0               231          231    Synovus Financial Corporation                       0         6,392     6,392
        0                23          23     Westamerica Bancorporation                          0         1,238     1,238
                                                                                                0         7,630     7,630
COMMERCIAL SERVICES & SUPPLIES -
6.81%
        0               107          107    ARAMARK Corporation                                 0         2,852     2,852
        0                40          40     Deluxe Corporation                                  0         1,071     1,071
        0                29          29     Herman Miller, Inc.                                 0           879       879
        0               176          176    Monster Worldwide Inc.*                             0         7,508     7,508
        0               219          219    Pitney Bowes Inc.                                   0         9,360     9,360
                                                                                                0        21,670    21,670
COMMUNICATIONS EQUIPMENT - 3.24%
        0               222          222    Harris Corporation                                  0        10,307    10,307
CONTAINERS & PACKAGING - 1.14%
        0               194          194    Crown Holdings, Inc.*                               0         3,630     3,630
DIVERSIFIED FINANCIAL SERVICES -
7.98%
        0                20          20     Chicago Mercantile Exchange Holdings Inc.           0         8,465     8,465
        0               267          267    Moody's Corporation                                 0        16,906    16,906
                                                                                                0        25,371    25,371
ELECTRICAL EQUIPMENT - 0.13%
        0                10          10     AMETEK, Inc.                                        0           411       411
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.29%
        0                73          73     CDW Corporation                                     0         4,088     4,088
ENERGY EQUIPMENT & SERVICES -
5.30%
        0                20          20     Diamond Offshore Drilling, Inc.                     0         1,697     1,697
        0                18          18     ENSCO International Incorporated                    0           920       920
        0               204          204    Grant Prideco, Inc.*                                0        10,218    10,218
        0                33          33     Noble Corporation                                   0         2,655     2,655
        0                30          30     Smith International, Inc.                           0         1,350     1,350
                                                                                                0        16,840    16,840
GAS UTILITIES - 0.33%
        0                13          13     Questar Corporation                                 0         1,059     1,059
HEALTH CARE EQUIPMENT & SUPPLIES
- 4.10%
        0               112          112    Dade Behring Holdings, Inc.                         0         4,382     4,382
        0                63          63     Intuitive Surgical, Inc.*                           0         8,672     8,672
                                                                                                0        13,054    13,054
HEALTH CARE PROVIDERS & SERVICES
- 6.76%
        0               184          184    Express Scripts, Inc.*                              0        16,797    16,797
        0               223          223    Health Management Associates, Inc. - Class A        0         4,688     4,688
                                                                                                0        21,485    21,485
HOUSEHOLD DURABLES - 9.98%
        0               104          104    The Black & Decker Corporation                      0         8,975     8,975
        0                28          28     Centex Corporation                                  0         1,999     1,999
        0               174          174    Fortune Brands, Inc.                                0        13,043    13,043
        0                8            8     Harman International Industries, Incorporated       0           880       880
        0                13          13     Lennar Corporation - Class A                        0           813       813
        0                63          63     Newell Rubbermaid Inc.                              0         1,489     1,489
        0                2            2     NVR, Inc.*                                          0         1,589     1,589
        0                60          60     The Stanley Works                                   0         2,943     2,943
                                                                                                0        31,731    31,731
HOUSEHOLD PRODUCTS - 0.29%
        0                17          17     Energizer Holdings, Inc.*                           0           920       920
INDUSTRIAL CONGLOMERATES - 0.65%
        0                30          30     Carlisle Companies Incorporated                     0         2,082     2,082
IT SERVICES - 6.99%
        0               115          115    Alliance Data Systems Corporation*                  0         4,859     4,859
        0               129          129    Global Payments Inc.                                0         6,570     6,570
        0               297          297    Paychex, Inc.                                       0        10,796    10,796
                                                                                                0        22,225    22,225
LEISURE EQUIPMENT & PRODUCTS -
0.98%
        0                43          43     Polaris Industries Inc.                             0         2,345     2,345
        0                19          19     SCP Pool Corporation                                0           758       758
                                                                                                0         3,103     3,103
MACHINERY - 0.31%
        0                10          10     Cummins Inc.                                        0           973       973
MEDIA - 0.36%
        0                41          41     Valassis Communications, Inc.*                      0         1,144     1,144
METALS & MINING - 9.77%
        0               115          115    Allegheny Technologies, Inc.                        0         5,963     5,963
        0                67          67     CONSOL Energy Inc.                                  0         4,884     4,884
        0               276          276    Freeport-McMoRan Copper & Gold, Inc.                0        17,733    17,733
        0                25          25     Peabody Energy Corporation                          0         2,488     2,488
                                                                                                0        31,068    31,068
MULTILINE RETAIL - 1.74%
        0                84          84     Dollar Tree Stores, Inc.*                           0         2,082     2,082
        0                83          83     Nordstrom, Inc.                                     0         3,463     3,463
                                                                                                0         5,545     5,545
OIL & GAS - 5.77%
        0                37          37     GlobalSantaFe Corporation                           0         2,259     2,259
        0               234          234    Ultra Petroleum Corporation*                        0        16,097    16,097
                                                                                                0        18,356    18,356
PHARMACEUTICALS - 0.95%
        0                53          53     Sepracor Inc.*                                      0         3,016     3,016
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 6.54%
        0                55          55     Broadcom Corporation*                               0         3,751     3,751
        0               249          249    Marvell Technology Group Ltd.*                      0        17,037    17,037
                                                                                                0        20,788    20,788
SOFTWARE - 7.20%
        0               319          319    Autodesk, Inc.                                      0        12,948    12,948
        0               105          105    Fair Isaac Corporation                              0         4,654     4,654
        0               183          183    Red Hat, Inc.*                                      0         5,298     5,298
                                                                                                0        22,900    22,900
SPECIALTY RETAIL - 2.59%
        0                17          17     Abercrombie & Fitch Co.                             0         1,129     1,129
        0               124          124    Chico's FAS, Inc.*                                  0         5,401     5,401
        0                49          49     The Timberland Company - Class A*                   0         1,713     1,713
                                                                                                0         8,243     8,243
WIRELESS TELECOMMUNICATION
SERVICES - 1.56%
        0               100          100    NII Holdings Inc.*                                  0         4,946     4,946
                                            TOTAL COMMON STOCKS (COST $295,505)                 0       332,572   332,572
SHORT TERM INVESTMENTS - 2.26%
MONEY MARKET MUTUAL FUNDS - 2.26%
        0              7,185        7,185   SEI Daily Income Trust Government Fund - Class      0         7,185     7,185
                                            B
                                            TOTAL SHORT TERM INVESTMENTS (COST $7,185)          0         7,185     7,185
                                            TOTAL INVESTMENTS (IDENTIFIED COST $302,690) -      0       339,757   339,757
                                            106.85%
                                            OTHER ASSETS AND LIABILITIES - (6.85)%              0      (21,778)  (21,778)
                                            TOTAL NET ASSETS - 100%                             0      $317,979  $317,979

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing

FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                           MID CAP           MID CAP        PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $339,757          $0   $339,757
Income receivable                                                                   0                  168           0        168
Receivable for investments sold                                                     0                8,339           0      8,339
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              372,885           0    372,885
LIABILITIES:
Payable for investments purchased                                                   0                8,366           0      8,366
Payable for custodian fees                                                          0                1,159           0      1,159
Payable for investment advisory fee                                                 0               39,323           0     39,323
Payable for distribution services fee                                               0                   13           0         13
Accrued expenses                                                                    0                6,045           0      6,045
     Total liabilities                                                              0               54,906           0     54,906
NET ASSETS                                                                         $0             $317,979          $0   $317,979
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $280,027          $0   $280,027
Net unrealized appreciation (depreciation) of investments                           0               37,067           0     37,067
Accumulated net realized gain on investments                                        0                  885           0        885
     Total Net Assets                                                              $0             $317,979          $0   $317,979
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               26,876           0     26,876
NET ASSET VALUE PER SHARE                                                       $0.00               $11.26       $0.00     $11.26
OFFERING PRICE PER SHARE                                                        $0.00               $11.26       $0.00     $11.26
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.26       $0.00     $11.26

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                1,256           0      1,256
NET ASSET VALUE PER SHARE                                                       $0.00               $11.25       $0.00     $11.25
OFFERING PRICE PER SHARE*                                                       $0.00               $11.94       $0.00     $11.94
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.25       $0.00     $11.25

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.22       $0.00     $11.22
OFFERING PRICE PER SHARE                                                        $0.00               $11.22       $0.00     $11.22
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.22       $0.00     $11.22

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $302,690          $0   $302,690

FEDERATED MDT MID CAP GROWTH FUND
MDT MID CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                          FEDERATED
                                                                                 FEDERATED MDT    MDT                        MDT
                                                                                    MID CAP     MID CAP    PRO FORMA      PRO FORMA
                                                                                  GROWTH FUND     GROWTH   ADJUSTMENT     COMBINED
                                                                                                   FUND
INVESTMENT INCOME:
Dividends                                                                                   $0      $839           $0          $839
Interest                                                                                     0       207            0           207
TOTAL INVESTMENT INCOME:                                                                     0     1,046            0         1,046
EXPENSES:
Investment advisory fee                                                                      0       973            0 (a)       973
Administrative personnel and services fee                                                    0       284       87,305 (b)    87,589
Custodian fees                                                                               0     3,290        8,797 (c)    12,087
Professional fees                                                                            0     3,496      (3,496) (d)         0
Shareholder servicing and accounting                                                         0       684        (684) (e)         0
Transfer and dividend disbursing agent fees and expenses                                     0         0       21,039 (f)    21,039
Directors'/Trustees' fees                                                                    0     1,327        (760) (g)       567
Audit fees                                                                                   0         0        5,477 (h)     5,477
Legal fees                                                                                   0         0        3,399 (i)     3,399
Portfolio accounting fees                                                                    0         0       24,552 (j)    24,552
Distribution services fee - Class A Shares                                                   0         9          (9) (k)         0
Distribution services fee - Class C Shares                                                   0         4          (1) (k)         3
Shareholder services fee- Class A Shares                                                     0         0            9 (l)         9
Shareholder services fee- Class A Shares                                                     0         0            1 (l)         1
Share registration costs                                                                     0    18,015      (4,946) (m)    13,069
Printing and postage                                                                         0       338        7,103 (n)     7,441
Other                                                                                        0       170        (170) (o)         0
Insurance premiums                                                                           0         0        2,757 (p)     2,757
Miscellaneous                                                                                0         0        1,360 (q)     1,360
     TOTAL EXPENSES                                                                          0    28,590      151,733       180,323
WAIVERS--
   Waiver of investment adviser fee                                                          0         0        (973) (r)     (973)
   Waiver of administrative personnel and services fee                                       0         0     (16,043) (s)  (16,947)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                    0  (26,631)       26,631 (t)         0
  Reimbursement of other operating expenses                                                  0         0    (161,043) (u) (161,043)
TOTAL WAIVERS AND REIMBURSEMENTS                                                             0  (26,631)    (152,332)     (178,963)
NET EXPENSES                                                                                 0     1,959        (599)         1,360
     NET INVESTMENT INCOME(LOSS)                                                            $0    ($913)         $599        ($314)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                   1,798            0         1,798
                                                                                             0
Net change in unrealized appreciation (depreciation) of investments                               37,067            0        37,067
                                                                                             0
     Net realized and unrealized gain on investments                                         0    38,865            0        38,865
          Change in net assets resulting from operations                                    $0   $37,952         $599       $38,551

  1  For the period from September 15, 2005 (commencement of operations) to
  January 31, 2006.

(See Notes to Pro Forma Financial Statements)

                       FEDERATED MDT MID CAP GROWTH FUND
                            MDT MID CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated  MDT Mid Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated  MDT Mid Cap Growth Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated  MDT Mid Cap Growth Fund and  MDT Mid Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the period ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the  MDT Mid Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of  MDT Mid Cap Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT Mid
Cap Growth Fund.  Under generally accepted accounting principles,  MDT Mid Cap
Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Mid Cap Growth Fund paid and
Federated MDT Mid Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 0.90% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Mid Cap Growth Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the MDT Mid Cap Growth Fund as of January 31, 2006,
and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 1,256 Class A Shares, 100 Class C Shares and 26,876 Institutional Shares, respectively, of the Federated MDT Mid Cap
Growth Fund in exchange for 1,256 Class A Shares, 100 Class C Shares and 26,876
Institutional Shares of the MDT Mid Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated  MDT Mid Cap Growth Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the
Federated  MDT Mid Cap Growth Fund, a series of Federated MDT Series .  MDTA
Advisers serves as investment adviser to the MDT Mid Cap Growth Fund and receives for its services an annual investment advisory fee equal to 0.90% of the average daily net assets of the MDT Mid Cap Growth Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Mid Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the  MDT Mid Cap Growth
Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma
Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Mid Cap Growth Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Mid Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT Mid Cap Growth Fund may incur distribution expenses up to 0.25%
of the Class A Shares and 1.00% of the Class C Shares average daily net assets.
Adjustment to reflect expense structure of the Federated MDT Mid Cap Growth Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT Mid
Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of the
Fund's Class A and Class C shares to financial intermediaries or to Federated
Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(v)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Small Cap Core Fund and MDT Small Cap Core Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT Small Cap Core Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Core Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Core Fund. Under generally accepted accounting principles, MDT Small
Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                    FEDERATED                                                                   FEDERATED
    FEDERATED MDT          MDT         MDT                                                 FEDERATED     MDT       MDT
                                                                                              MDT
      SMALL CAP         SMALL CAP      PRO                                                 SMALL CAP  SMALL CAP    PRO
                                      FORMA                                                                       FORMA
      CORE FUND         CORE FUND    COMBINED                                              CORE FUND  CORE FUND  COMBINED

              SHARES                                                                         VALUE
 COMMON STOCKS - 99.97%
AEROSPACE & DEFENSE - 1.55%
          0                25          25     AAR CORP.*                                       0            596       596
          0                49          49     Armor Holdings, Inc.*                            0          2,336     2,336
          0                23          23     Teledyne Technologies Incorporated*              0            752       752
          0                22          22     United Industrial Corporation                    0            999       999
                                                                                               0          4,683     4,683
AUTO COMPONENTS - 0.95%
          0                31          31     Drew Industries Incorporated*                    0          1,167     1,167
          0                77          77     Tenneco Inc.*                                    0          1,690     1,690
                                                                                               0          2,857     2,857
BIOTECHNOLOGY - 0.65%
          0                26          26     Alkermes, Inc.*                                  0            633       633
          0                22          22     Neurocrine Biosciences, Inc.*                    0          1,337     1,337
                                                                                               0          1,970     1,970
CAPITAL MARKETS - 2.11%
          0                66          66     Investment Technology Group, Inc.*               0          2,969     2,969
          0                112         112    LaBranche & Co. Inc.*                            0          1,282     1,282
          0                72          72     optionsXpress Holdings Inc.                      0          2,102     2,102
                                                                                               0          6,353     6,353
CHEMICALS - 1.51%
          0                53          53     A. Schulman, Inc.                                0          1,306     1,306
          0                47          47     FMC Corporation*                                 0          2,652     2,652
          0                51          51     Hecules Incorporated*                            0            597       597
                                                                                               0          4,555     4,555
COMMERCIAL BANKS - 5.72%
          0                21          21     AMCORE Financial, Inc.                           0            637       637
          0                24          24     Capitol Bancorp Ltd.*                            0          1,065     1,065
          0                24          24     Cascade Bancorp                                  0            624       624
          0                20          20     Chemical Financial Corporation                   0            629       629
          0                32          32     Chittenden Corporation                           0            908       908
          0                35          35     Citizens Banking Corporation                     0            974       974
          0                24          24     Community Bank System, Inc.                      0            558       558
          0                58          58     Irwin Financial Corporation                      0          1,242     1,242
          0                33          33     National Penn Bancshares, Inc.                   0            752       752
          0                70          70     Provident Bankshares Corporation                 0          2,571     2,571
          0                108         108    Republic Bancorp Inc.                            0          1,399     1,399
          0                31          31     Steling Bancorp                                  0            718       718
          0                98          98     Sterling Bancshares, Inc.                        0          1,641     1,641
          0                71          71     Susquehanna Bancshares, Inc.                     0          1,714     1,714
          0                48          48     United Bankshares, Inc.                          0          1,789     1,789
                                                                                               0         17,221    17,221
COMMERCIAL SERVICES & SUPPLIES -
4.82%
          0                40          40     Administaff, Inc.                                0          1,722     1,722
          0                94          94     American Reprographics Company*                  0          2,566     2,566
          0                36          36     Bowne & Co., Inc.                                0            542       542
          0                126         126    Brady Corporation - Class A                      0          5,011     5,011
          0                40          40     Ennis Inc.                                       0            770       770
          0                23          23     John H. Harland Company                          0            859       859
          0                20          20     Mobile Mini, Inc.*                               0            994       994
          0                50          50     Spherion Corporation*                            0            560       560
          0                 7           7     Strayer Education, Inc.                          0            620       620
          0                20          20     Vertrue Incorporated*                            0            865       865
                                                                                               0         14,509    14,509
COMMUNICATIONS EQUIPMENT - 2.08%
          0                75          75     Belden CDT Inc.                                  0          2,033     2,033
          0                120         120    CommScope, Inc.*                                 0          2,653     2,653
          0                109         109    Powerwave Technologies, Inc.*                    0          1,592     1,592
                                                                                               0          6,278     6,278
COMPUTERS & PERIPHERALS - 3.57%
          0                85          85     Komag, Incorporated*                             0          4,000     4,000
          0                131         131    Palm, Inc.*                                      0          5,172     5,172
          0                57          57     Synaptics Incorporated*                          0          1,569     1,569
                                                                                               0         10,741    10,741
CONSTRUCTION & ENGINEERING - 1.18%
          0                 8           8     EMCOR Group, Inc.*                               0            656       656
          0                56          56     McDermott International, Inc.*                   0          2,912     2,912
                                                                                               0          3,568     3,568
CONSTRUCTION MATERIALS - 1.14%
          0                21          21     Eagle Materials Inc.                             0          3,421     3,421
CONSUMER FINANCE - 1.26%
          0                50          50     Advanta Corp. - Class B                          0          1,730     1,730
          0                18          18     ASTA Funding, Inc.                               0            552       552
          0                37          37     Nelnet, Inc. - Class A*                          0          1,521     1,521
                                                                                               0          3,803     3,803
CONTAINERS & PACKAGING - 0.46%
          0                37          37     Silgan Holdings Inc.                             0          1,401     1,401
CRUDE PETROLEUM AND NATURAL GAS -
0.18%
          0                14          14     Bill Barrett Corporation*                        0            538       538
DISTRIBUTORS - 1.33%
          0                90          90     Brightpoint, Inc.*                               0          2,033     2,033
          0                25          25     Building Materials Holding Corporation           0          1,979     1,979
                                                                                               0          4,012     4,012
DIVERSIFIED CONSUMER SERVICES -
0.58%
          0                61          61     Escala Group, Inc.*                              0          1,753     1,753
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.47%
          0                19          19     Commonwealth Telephone Enterprises, Inc.         0            634       634
          0                28          28     SureWest Communications                          0            784       784
                                                                                               0          1,418     1,418
ELECTRICAL EQUIPMENT - 1.13%
          0                20          20     The Lamson & Sessions Co.*                       0            610       610
          0                30          30     Woodward Governor Company                        0          2,807     2,807
                                                                                               0          3,417     3,417
ELECTRONIC EQUIPMENT & INSTRUMENTS
- 4.60%
          0                56          56     Aeroflex Incorporated*                           0            677       677
          0                71          71     Agilysys, Inc.                                   0          1,505     1,505
          0                29          29     Metrologic Instruments, Inc.*                    0            620       620
          0                64          64     Multi-Fineline Electronix, Inc.*                 0          3,441     3,441
          0                39          39     Park Electrochemical Corp.                       0          1,103     1,103
          0                131         131    Plexus Corporation*                              0          3,709     3,709
          0                26          26     Rofin-Sinar Technologies, Inc.*                  0          1,241     1,241
          0                33          33     Rogers Corporation*                              0          1,555     1,555
                                                                                               0         13,851    13,851
ENERGY EQUIPMENT & SERVICES - 9.11%
          0                26          26     Cal Dive International, Inc.*                    0          1,091     1,091
          0                19          19     GulfMark Offshore, Inc.*                         0            622       622
          0                35          35     Helmerich & Payne, Inc.                          0          2,743     2,743
          0                31          31     Maverick Tube Corporation*                       0          1,483     1,483
          0                13          13     NS Group, Inc.*                                  0            588       588
          0                29          29     Oceaneering International, Inc.*                 0          1,723     1,723
          0                125         125    Oil States International, Inc.*                  0          5,113     5,113
          0                93          93     RPC, Inc.                                        0          3,077     3,077
          0                56          56     Superior Energy Services, Inc.*                  0          1,520     1,520
          0                47          47     TETRA Technologies, Inc.*                        0          1,865     1,865
          0                58          58     Todco - Class A                                  0          2,587     2,587
          0                51          51     Unit Corporation*                                0          3,045     3,045
          0                14          14     Veritas DGC Inc.*                                0            631       631
          0                28          28     W-H Energy Services, Inc.*                       0          1,352     1,352
                                                                                               0         27,440    27,440
FOOD STAPLES & RETAILING - 1.04%
          0                22          22     Casey's General Stores, Inc.                     0            560       560
          0                111         111    Ruddick Corporation                              0          2,565     2,565
                                                                                               0          3,125     3,125
FOOD PRODUCTS - 0.82%
          0                50          50     Chiquita Brands International, Inc.              0            905       905
          0                29          29     Flowers Foods, Inc.                              0            798       798
          0                27          27     Sanderson Farms, Inc.                            0            756       756
                                                                                               0          2,459     2,459
HEALTH CARE EQUIPMENT & SUPPLIES -
0.78%
          0                30          30     Abaxis, Inc.*                                    0            597       597
          0                30          30     Greatbatch, Inc.*                                0            781       781
          0                39          39     Thoratec Corporation*                            0            987       987
                                                                                               0          2,365     2,365
HEALTH CARE PROVIDERS & SERVICES -
0.57%
          0                37          37     Per-Se Technologies, Inc.*                       0            920       920
          0                44          44     The TriZetto Group, Inc.*                        0            808       808
                                                                                               0          1,728     1,728
HOBBY, TOY, AND GAME SHOPS - 0.24%
          0                22          22     Build-A-Bear-Workshop, Inc.*                     0            712       712
HOTELS RESTAURANTS & LEISURE -
0.78%
          0                43          43     Bob Evans Farms, Inc.                            0          1,148     1,148
          0                42          42     Pinnacle Entertainment, Inc.*                    0          1,211     1,211
                                                                                               0          2,359     2,359
HOUSEHOLD DURABLES - 2.86%
          0                18          18     Beazer Homes USA, Inc.                           0          1,311     1,311
          0                18          18     Ethan Allen Interiors Inc.                       0            765       765
          0                 1           1     Orleans Homebuilders, Inc.                       0             17        17
          0                37          37     The Ryland Group, Inc.                           0          2,678     2,678
          0                24          24     WCI Communities, Inc.*                           0            661       661
          0                14          14     William Lyon Homes, Inc.*                        0          1,438     1,438
          0                69          69     The Yankee Candle Company, Inc.                  0          1,732     1,732
                                                                                               0          8,602     8,602
INFORMATION RETRIEVAL SERVICES -
0.16%
          0                13          13     Bankrate, Inc.*                                  0            494       494
INSURANCE - 5.20%
          0                 7           7     American Physicians Capital, Inc.*               0            342       342
          0                33          33     AmerUs Group Co.                                 0          2,025     2,025
          0                10          10     Delphi Financial Group, Inc.                     0            477       477
          0                22          22     Harleysville Group Inc.                          0            606       606
          0                54          54     Horace Mann Educators Corporation                0          1,058     1,058
          0                15          15     Infinity Property & Casualty Corporation         0            579       579
          0                33          33     LandAmerica Financial Group, Inc.                0          2,177     2,177
          0                59          59     Ohio Casualty Corporation                        0          1,778     1,778
          0                10          10     RLI Corporation                                  0            547       547
          0                17          17     Safety Insurance Group, Inc.                     0            682       682
          0                35          35     Selective Insurance Group, Inc.                  0          2,030     2,030
          0                32          32     State Auto Financial Corporation                 0          1,231     1,231
          0                40          40     Stewart Information Services Corporation         0          2,138     2,138
                                                                                               0         15,670    15,670
INTERNET & CATALOG RETAIL - 1.40%
          0                111         111    Coldwater Creek Inc.*                            0          2,264     2,264
          0                54          54     Priceline.com Incorporated*                      0          1,191     1,191
          0                27          27     Stamps.com Inc.*                                 0            770       770
                                                                                               0          4,225     4,225
INTERNET SOFTWARE & SERVICES -
1.68%
          0                54          54     aQuantive, Inc.*                                 0          1,405     1,405
          0                25          25     j2 Global Communications, Inc.*                  0          1,194     1,194
          0                54          54     United Online, Inc.                              0            738       738
          0                26          26     Websense, Inc.*                                  0          1,714     1,714
                                                                                               0          5,051     5,051
IT SERVICES - 1.93%
          0                72          72     CSG Systems International, Inc.*                 0          1,640     1,640
          0                23          23     Intrado Inc.*                                    0            585       585
          0                45          45     Sykes Enterprises, Incorporated*                 0            585       585
          0                118         118    VeriFone Holdings, Inc.*                         0          3,011     3,011
                                                                                               0          5,821     5,821
MACHINERY - 2.70%
          0                25          25     Astec Industries, Inc.*                          0            961       961
          0                 4           4     Cascade Corporation                              0            204       204
          0                27          27     Lincoln Electric Holdings, Inc.                  0          1,202     1,202
          0                17          17     The Middleby Corporation*                        0          1,606     1,606
          0                26          26     Mueller Industries, Inc.                         0            755       755
          0                21          21     Reliance Steel & Aluminum Co.                    0          1,670     1,670
          0                32          32     Tennant Company                                  0          1,734     1,734
                                                                                               0          8,132     8,132
MEDIA - 0.72%
          0                35          35     Journal Register Company                         0            497       497
          0                35          35     Media General, Inc. - Class A                    0          1,675     1,675
                                                                                               0          2,172     2,172
METALS & MINING - 4.56%
          0                84          84     AMCOL International Corporation                  0          2,266     2,266
          0                16          16     Carpenter Technology Corporation                 0          1,449     1,449
          0                25          25     Cleveland-Cliffs Inc.                            0          2,696     2,696
          0                95          95     Commercial Metals Company                        0          4,496     4,496
          0                19          19     Oregon Steel Mills, Inc.*                        0            782       782
          0                15          15     Quanex Corporation                               0            932       932
          0                14          14     Schnitzer Steel Industries, Inc. - Class A       0            468       468
          0                31          31     Worthington Industries, Inc.                     0            640       640
                                                                                               0         13,729    13,729
MORTGAGE BANKERS AND LOAN
CORRESPONDENTS - 0.22%
          0                23          23     PHH Corporation*                                 0            663       663
OIL & GAS - 6.69%
          0                43          43     Atlas America, Inc.*                             0          3,021     3,021
          0                24          24     Berry Petroleum Company                          0          1,907     1,907
          0                49          49     Cabot Oil & Gas Corporation                      0          2,527     2,527
          0                20          20     Denbury Resources Inc.*                          0            595       595
          0                45          45     Encore Acquisition Company*                      0          1,627     1,627
          0                43          43     Frontier Oil Corporation                         0          2,038     2,038
          0                41          41     Holly Corporation                                0          3,018     3,018
          0                35          35     KCS Energy, Inc.*                                0          1,016     1,016
          0                54          54     St. Mary Land & Exploration Company              0          2,356     2,356
          0                29          29     Stone Energy Corporation*                        0          1,450     1,450
          0                12          12     Swift Energy Company*                            0            593       593
                                                                                               0         20,148    20,148
PERSONAL PRODUCTS - 0.22%
          0                20          20     Parlux Fragrances, Inc.*                         0            669       669
PHARMACEUTICALS - 0.21%
          0                19          19     Alpharma Inc. - Class A                          0            636       636
PREPACKAGED SOFTWARE - 0.92%
          0                184         184    Foundry Networks, Inc.*                          0          2,765     2,765
ROAD & RAIL - 1.91%
          0                17          17     AMERCO*                                          0          1,377     1,377
          0                43          43     Arkansas Best Corporation                        0          1,841     1,841
          0                89          89     Old Dominion Freight Line, Inc.*                 0          2,540     2,540
                                                                                               0          5,758     5,758
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 2.38%
          0                47          47     Cohu, Inc.                                       0          1,332     1,332
          0                98          98     Micrel, Incorporated*                            0          1,202     1,202
          0                34          34     Microsemi Corporation*                           0          1,035     1,035
          0                22          22     Netlogic Microsystems Inc.*                      0            799       799
          0                63          63     OmniVision Technologies, Inc.*                   0          1,590     1,590
          0                41          41     PortalPlayer Inc.*                               0          1,209     1,209
                                                                                               0          7,167     7,167
SOFTWARE - 0.86%
          0                14          14     Ansoft Corporation*                              0            492       492
          0                95          95     Informatica Corporation*                         0          1,398     1,398
          0                 8           8     Quality Systems, Inc.                            0            708       708
                                                                                               0          2,598     2,598
SPECIALTY RETAIL - 7.49%
          0                161         161    Aeropostale, Inc.*                               0          4,867     4,867
          0                41          41     The Cato Corporation - Class A                   0            885       885
          0                11          11     The Children's Place Retail Stores, Inc.*        0            482       482
          0                96          96     The Dress Barn, Inc.*                            0          4,429     4,429
          0                98          98     Guess?, Inc.*                                    0          4,158     4,158
          0                42          42     The Gymboree Corporation*                        0          1,035     1,035
          0                18          18     Hibbett Sporting Goods, Inc.*                    0            552       552
          0                23          23     Pacific Sunwear of California, Inc.*             0            564       564
          0                12          12     The Pantry, Inc.*                                0            657       657
          0                28          28     Payless ShoeSource, Inc.*                        0            682       682
          0                60          60     Select Comfort Corporation*                      0          1,656     1,656
          0                31          31     United Auto Group, Inc.                          0          1,187     1,187
          0                29          29     Zumiez Inc.*                                     0          1,402     1,402
                                                                                               0         22,556    22,556
TELEPHONE COMMUNICATIONS, EXCEPT
RADIOTELEPHONE - 0.17%
          0                44          44     Valor Communications Group, Inc.                 0            519       519
TEXTILES, APPAREL & LUXURY GOODS -
2.80%
          0                18          18     Brown Shoe Company, Inc.                         0            810       810
          0                44          44     Carter's, Inc.*                                  0          2,992     2,992
          0                68          68     Kellwood Company                                 0          1,646     1,646
          0                28          28     Oxford Industries, Inc.                          0          1,272     1,272
          0                19          19     Steven Madden, Ltd.                              0            578       578
          0                46          46     The Warnaco Group, Inc.*                         0          1,142     1,142
                                                                                               0          8,440     8,440
THRIFTS & MORTGAGE FINANCE - 4.48%
          0                19          19     Anchor BanCorp Wisconsin, Inc.                   0            592       592
          0                82          82     BankUnited Financial Corporation - Class A       0          2,304     2,304
          0                43          43     Corus Bankshares, Inc.                           0          2,761     2,761
          0                47          47     FirstFed Financial Corp.*                        0          2,947     2,947
          0                71          71     MAF Bancorp, Inc.                                0          3,052     3,052
          0                19          19     PFF Bancorp, Inc.                                0            601       601
          0                38          38     TierOne Corporation*                             0          1,236     1,236
                                                                                               0         13,493    13,493
TRADING COMPANIES & DISTRIBUTORS -
1.55%
          0                47          47     MSC Industrial Direct Co., Inc. - Class A        0          2,112     2,112
          0                36          36     Watsco, Inc.                                     0          2,546     2,546
                                                                                               0          4,658     4,658
WIRELESS TELECOMMUNICATION SERVICES
- 0.23%
          0                29          29     Syniverse Holdings Inc.*                         0            696       696
                                              TOTAL COMMON STOCKS (COST $270,419)              0        301,199   301,199
SHORT TERM INVESTMENTS - 3.17%
MONEY MARKET MUTUAL FUNDS - 3.17%
          0               9,540       9,540   SEI Daily Income Trust Government Fund -         0          9,540     9,540
                                              Class B
                                              TOTAL SHORT TERM INVESTMENTS (COST $9,540)       0          9,540     9,540
                                              TOTAL INVESTMENTS (IDENTIFIED COST $279,959)     0        310,739   310,739
                                              - 103.14%
                                              OTHER ASSETS AND LIABILITIES - (3.14)%           0        (9,459)   (9,459)
                                              TOTAL NET ASSETS - 100%                          0       $301,280  $301,280

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing

FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                          CORE FUND         CORE FUND       ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $310,739          $0   $310,739
Income receivable                                                                   0                   66           0         66
Receivable for investments sold                                                     0               16,095           0     16,095
Receivable for shares sold                                                          0               17,500           0     17,500
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              369,021           0    369,021
LIABILITIES:
Payable for investments purchased                                                   0               17,217           0     17,217
Payable for custodian fees                                                          0                5,982           0      5,982
Payable for investment advisory fee                                                 0               38,109           0     38,109
Payable for distribution services fee                                               0                   29           0         29
Accrued expenses                                                                    0                6,404           0      6,404
     Total liabilities                                                              0               67,741           0     67,741
NET ASSETS                                                                         $0             $301,280          $0   $301,280
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $265,681          $0   $265,681
Net unrealized appreciation (depreciation) of investments                           0               30,780           0     30,780
Accumulated net realized gain on investments                                        0                4,819           0      4,819
     Total Net Assets                                                              $0             $301,280          $0   $301,280
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               16,773           0     16,773
NET ASSET VALUE PER SHARE                                                       $0.00               $11.75       $0.00     $11.75
OFFERING PRICE PER SHARE                                                        $0.00               $11.75       $0.00     $11.75
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.75       $0.00     $11.75

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                6,154           0      6,154
NET ASSET VALUE PER SHARE                                                       $0.00               $11.73       $0.00     $11.73
OFFERING PRICE PER SHARE*                                                       $0.00               $12.45       $0.00     $12.45
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.73       $0.00     $11.73

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                2,731           0      2,731
NET ASSET VALUE PER SHARE                                                       $0.00               $11.71       $0.00     $11.71
OFFERING PRICE PER SHARE                                                        $0.00               $11.71       $0.00     $11.71
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.71       $0.00     $11.71

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $279,959          $0   $279,959

FEDERATED MDT SMALL CAP CORE FUND
MDT SMALL CAP CORE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                          FEDERATED
                                                                                     FEDERATED     MDT                       MDT
                                                                                        MDT
                                                                                     SMALL CAP    SMALL    PRO FORMA      PRO FORMA
                                                                                                   CAP
                                                                                      CORE FUND  CORE FUND ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                                                                    $0      $566          $0          $566
Interest                                                                                      0       170           0           170
TOTAL INVESTMENT INCOME:                                                                      0       736           0           736
EXPENSES:
Investment advisory fee                                                                       0       901        (72) (a)       829
Administrative personnel and services fee                                                     0       234      87,355 (b)    87,589
Custodian fees                                                                                0     4,490       7,597 (c)    12,087
Professional fees                                                                             0     3,496     (3,496) (d)         0
Shareholder servicing and accounting                                                          0       590       (590) (e)         0
Transfer and dividend disbursing agent fees and expenses                                      0         0      21,039 (f)    21,039
Directors'/Trustees' fees                                                                     0     1,327       (760) (g)       567
Audit fees                                                                                    0         0       5,477 (h)     5,477
Legal fees                                                                                    0         0       3,399 (i)     3,399
Portfolio accounting fees                                                                     0         0      24,552 (j)    24,552
Distribution services fee - Class A Shares                                                    0        14        (14) (k)         0
Distribution services fee - Class C Shares                                                    0        15         (4) (k)        11
Shareholder services fees- Class A Shares                                                     0         0          14 (l)        14
Shareholder services fees- Class A Shares                                                     0         0           4 (l)         4
Share registration costs                                                                      0    18,015     (4,946) (m)    13,069
Printing and postage                                                                          0       388       7,053 (n)     7,441
Other                                                                                         0       145       (145) (o)         0
Insurance premiums                                                                            0         0       2,757 (p)     2,757
Miscellaneous                                                                                 0         0       1,360 (q)     1,360
     TOTAL EXPENSES                                                                           0    29,615     150,580       180,195
WAVERS--
   Waiver of investment adviser fee                                                           0         0       (829) (r)     (829)
   Waiver of administrative personnel and services fee                                        0         0    (16,947) (s)  (16,947)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                     0  (28,289)      28,289 (t)         0
  Reimbursement of other operating expenses                                                   0         0   (161,308) (u) (161,308)
TOTAL WAIVERS AND  REIMBURSEMENTS                                                             0  (28,289)   (150,795)     (179,084)
NET EXPENSES                                                                                  0     1,326       (215)         1,111
     NET INVESTMENT INCOME(LOSS)                                                             $0    ($590)        $215        ($375)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                              0     4,819           0         4,819
Net change in unrealized appreciation (depreciation) of investments                           0    30,780           0        30,780
     Net realized and unrealized gain on investments                                          0    35,599           0        35,599
          Change in net assets resulting from operations                                     $0   $35,009        $215       $35,224

  1 For the period from September 15, 2005 (commencement of operations) to January
    31, 2006.

(See Notes to Pro Forma Financial Statements)

                       FEDERATED MDT SMALL CAP CORE FUND
                            MDT SMALL CAP CORE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Core Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Core Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Small Cap Core Fund and MDT Small Cap Core Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the period ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Core Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Core Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Core Fund.  Under generally accepted accounting principles, MDT Small
Cap Core Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Core Fund paid and
Federated MDT Small Cap Core Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Core Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the MDT Small Cap Core Fund as of January 31, 2006,
and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 6,154 Class A Shares, 2,731Class C
Shares and 16,773 Institutional Shares, respectively, of the Federated MDT Small
Cap Core Fund in exchange for 6,154 Class A Shares, 2,731 Class C Shares and
16,773 Institutional Shares of the MDT Small Cap Core Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Small Cap Core Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the
Federated MDT Small Cap Core Fund, a series of Federated MDT Series.  MDTA
Advisers serves as investment adviser to the MDT Small Cap Core Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Adjustment to reflect Federated MDT Small Cap Core Fund fees on Federated MDT
Proforma Combined assets.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Small Cap Core Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Core
Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma
Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Small Cap Core Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Small Cap Core Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT Small Cap Core Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets.
Adjustment to reflect expense structure of the Federated MDT Small Cap Core Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT
Small Cap Core Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to
Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Small Cap Growth
Fund and MDT Small Cap Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT Small Cap Growth Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Growth Fund. Under generally accepted accounting principles, MDT Small
Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                    FEDERATED                                                                   FEDERATED
   FEDERATED MDT          MDT          MDT                                                 FEDERATED     MDT       MDT
                                                                                              MDT
     SMALL CAP         SMALL CAP       PRO                                                 SMALL CAP  SMALL CAP    PRO
                                      FORMA                                                                       FORMA
    GROWTH FUND       GROWTH FUND    COMBINED                                                GROWTH    GROWTH    COMBINED
                                                                                              FUND      FUND

              SHARES                                                                         VALUE
 COMMON STOCKS - 106.99%
AEROSPACE & DEFENSE - 1.56%
         0                28           28     AAR CORP.*                                       0            667       667
         0                72           72     Teledyne Technologies Incorporated*              0          2,353     2,353
         0                14           14     United Industrial Corporation                    0            636       636
                                                                                               0          3,656     3,656
AIR FREIGHT & LOGISTICS - 1.36%
         0                51           51     Forward Air Corporation                          0          1,989     1,989
         0                28           28     Hub Group, Inc.*                                 0          1,186     1,186
                                                                                               0          3,175     3,175
AIRLINES - 0.36%
         0                49           49     AirTran Holdings, Inc.*                          0            830       830
AUTO COMPONENTS - 0.48%
         0                30           30     Drew Industries Incorporated*                    0          1,130     1,130
BIOTECHNOLOGY - 3.47%
         0                96           96     Alkermes, Inc.*                                  0          2,336     2,336
         0                60           60     ICOS Corporation*                                0          1,491     1,491
         0                45           45     Neurocrine Biosciences, Inc.*                    0          2,735     2,735
         0                24           24     United Therapeutics Corporation*                 0          1,552     1,552
                                                                                               0          8,114     8,114
BUILDING PRODUCTS - 0.56%
         0                37           37     Apogee Enterprises, Inc.                         0            683       683
         0                18           18     ElkCorp                                          0            633       633
                                                                                               0          1,316     1,316
CAPITAL MARKETS - 5.02%
         0                15           15     BlackRock, Inc.                                  0          1,992     1,992
         0                51           51     GFI Group Inc.*                                  0          2,784     2,784
         0                63           63     Greenhill & Co., Inc.                            0          3,602     3,602
         0                115          115    optionsXpress Holdings Inc.                      0          3,358     3,358
                                                                                               0         11,736    11,736
COMMERCIAL BANKS - 2.04%
         0                25           25     Cascade Bancorp                                  0            650       650
         0                54           54     First BanCorp.                                   0            690       690
         0                35           35     Pacific Capital Bancorp                          0          1,288     1,288
         0                51           51     Texas Regional Bancshares, Inc. - Class A        0          1,570     1,570
         0                33           33     Wilshire Bancorp, Inc.                           0            582       582
                                                                                               0          4,780     4,780
COMMERCIAL SERVICES & SUPPLIES -
4.99%
         0                52           52     Administaff, Inc.                                0          2,238     2,238
         0                78           78     American Reprographics Company*                  0          2,130     2,130
         0                36           36     Gevity HR, Inc.                                  0            988       988
         0                15           15     Heidrick & Struggles International, Inc.*        0            503       503
         0                55           55     John H. Harland Company                          0          2,053     2,053
         0                28           28     Mobile Mini, Inc.*                               0          1,392     1,392
         0                34           34     Portfolio Recovery Associates, Inc.*             0          1,675     1,675
         0                62           62     Spherion Corporation*                            0            694       694
                                                                                               0         11,673    11,673
COMMUNICATIONS EQUIPMENT - 0.90%
         0                40           40     Avocent Corporation*                             0          1,331     1,331
         0                30           30     InterDigital Communications Corporation*         0            775       775
                                                                                               0          2,106     2,106
COMPUTERS & PERIPHERALS - 2.13%
         0                60           60     Komag, Incorporated*                             0          2,824     2,824
         0                26           26     Neoware Inc.*                                    0            706       706
         0                53           53     Synaptics Incorporated*                          0          1,458     1,458
                                                                                               0          4,988     4,988
CONSTRUCTION & ENGINEERING - 0.28%
         0                24           24     Perini Corporation*                              0            661       661
CONSTRUCTION MATERIALS - 1.46%
         0                21           21     Eagle Materials Inc.                             0          3,421     3,421
CONSUMER FINANCE - 1.02%
         0                 9            9     ASTA Funding, Inc.                               0            276       276
         0                51           51     Nelnet, Inc. - Class A*                          0          2,096     2,096
                                                                                               0          2,372     2,372
CONTAINERS & PACKAGING - 1.46%
         0                45           45     Crown Holdings, Inc.*                            0            842       842
         0                68           68     Silgan Holdings Inc.                             0          2,574     2,574
                                                                                               0          3,416     3,416
DISTRIBUTORS - 2.48%
         0                17           17     Building Materials Holding Corporation           0          1,346     1,346
         0                93           93     WESCO International, Inc.*                       0          4,457     4,457
                                                                                               0          5,803     5,803
DIVERSIFIED CONSUMER SERVICES -
0.42%
         0                34           34     Escala Group, Inc.*                              0            977       977
DIVERSIFIED FINANCIAL SERVICES -
0.64%
         0                40           40     International Securities Exchange, Inc.*         0          1,486     1,486
EATING PLACES - 0.80%
         0                75           75     Domino's Pizza, Inc.                             0          1,868     1,868
ELECTRICAL EQUIPMENT - 1.05%
         0                51           51     Baldor Electric Company*                         0          1,524     1,524
         0                23           23     Intermagnetics General Corporation*              0            928       928
                                                                                               0          2,452     2,452
ELECTRONIC EQUIPMENT & INSTRUMENTS
- 2.70%
         0                26           26     Global Imaging Systems, Inc.*                    0            919       919
         0                30           30     Metrologic Instruments, Inc.*                    0            642       642
         0                38           38     Multi-Fineline Electronix, Inc.*                 0          2,043     2,043
         0                24           24     Rogers Corporation*                              0          1,131     1,131
         0                27           27     ScanSource, Inc.*                                0          1,588     1,588
                                                                                               0          6,323     6,323
ENERGY EQUIPMENT & SERVICES -
11.28%
         0                 8            8     Atwood Oceanics, Inc.*                           0            777       777
         0                58           58     Cal Dive International, Inc.*                    0          2,435     2,435
         0                40           40     Global Industries, Ltd.*                         0            560       560
         0                62           62     Grey Wolf, Inc.*                                 0            546       546
         0                22           22     GulfMark Offshore, Inc.*                         0            721       721
         0                20           20     Maverick Tube Corporation*                       0            957       957
         0                47           47     Oceaneering International, Inc.*                 0          2,792     2,792
         0                95           95     Oil States International, Inc.*                  0          3,885     3,885
         0                108          108    Superior Energy Services, Inc.*                  0          2,932     2,932
         0                63           63     TETRA Technologies, Inc.*                        0          2,500     2,500
         0                62           62     Todco - Class A                                  0          2,765     2,765
         0                38           38     Unit Corporation*                                0          2,269     2,269
         0                32           32     Veritas DGC Inc.*                                0          1,442     1,442
         0                37           37     W-H Energy Services, Inc.*                       0          1,786     1,786
                                                                                               0         26,367    26,367
FARM SUPPLIES - 0.24%
         0                26           26     UAP Holding Corp.                                0            550       550
HEALTH CARE EQUIPMENT & SUPPLIES -
2.25%
         0                35           35     Abaxis, Inc.*                                    0            697       697
         0                45           45     Greatbatch, Inc.*                                0          1,172     1,172
         0                23           23     ICU Medical, Inc.*                               0            829       829
         0                19           19     Integra LifeSciences Holdings*                   0            741       741
         0                72           72     Thoratec Corporation*                            0          1,822     1,822
                                                                                               0          5,261     5,261
HEALTH CARE PROVIDERS & SERVICES -
1.51%
         0                44           44     Chemed Corporation                               0          2,339     2,339
         0                 7            7     Computer Programs and Systems, Inc.              0            298       298
         0                50           50     PSS World Medical, Inc.*                         0            888       888
                                                                                               0          3,525     3,525
HOBBY, TOY, AND GAME SHOPS - 0.62%
         0                45           45     Build-A-Bear-Workshop, Inc.*                     0          1,456     1,456
HOTELS RESTAURANTS & LEISURE -
1.33%
         0                12           12     Ambassadors Group, Inc.                          0            324       324
         0                42           42     CEC Entertainment Inc.*                          0          1,513     1,513
         0                26           26     Monarch Casino & Resort, Inc.*                   0            703       703
         0                16           16     RC2 Corporation*                                 0            558       558
                                                                                               0          3,098     3,098
HOUSEHOLD DURABLES - 1.52%
         0                45           45     Ethan Allen Interiors Inc.                       0          1,913     1,913
         0                16           16     William Lyon Homes, Inc.*                        0          1,643     1,643
                                                                                               0          3,556     3,556
INFORMATION RETRIEVAL SERVICES -
0.41%
         0                25           25     Bankrate, Inc.*                                  0            950       950
INTERNET & CATALOG RETAIL - 2.47%
         0                165          165    Coldwater Creek Inc.*                            0          3,366     3,366
         0                67           67     Priceline.com Incorporated*                      0          1,477     1,477
         0                33           33     Stamps.com Inc.*                                 0            941       941
                                                                                               0          5,784     5,784
INTERNET SOFTWARE & SERVICES -
4.14%
         0                74           74     aQuantive, Inc.*                                 0          1,925     1,925
         0                69           69     Digital Insight Corporation*                     0          2,475     2,475
         0                53           53     EarthLink, Inc.*                                 0            605       605
         0                30           30     j2 Global Communications, Inc.*                  0          1,433     1,433
         0                35           35     United Online, Inc.                              0            478       478
         0                42           42     Websense, Inc.*                                  0          2,769     2,769
                                                                                               0          9,685     9,685
IT SERVICES - 1.93%
         0                67           67     eFunds Corporation*                              0          1,580     1,580
         0                115          115    VeriFone Holdings, Inc.*                         0          2,935     2,935
                                                                                               0          4,515     4,515
MACHINERY - 4.71%
         0                25           25     A.S.V., Inc.*                                    0            825       825
         0                34           34     Astec Industries, Inc.*                          0          1,307     1,307
         0                17           17     Freightcar America Inc.                          0            976       976
         0                16           16     The Middleby Corporation*                        0          1,512     1,512
         0                58           58     Nordson Corporation                              0          2,635     2,635
         0                38           38     Reliance Steel & Aluminum Co.                    0          3,021     3,021
         0                34           34     Wabash National Corporation                      0            725       725
                                                                                               0         11,001    11,001
MARINE - 1.30%
         0                54           54     Kirby Corporation*                               0          3,031     3,031
METALS & MINING - 3.82%
         0                37           37     Cleveland-Cliffs Inc.                            0          3,990     3,990
         0                32           32     Quanex Corporation                               0          1,988     1,988
         0                39           39     Titanium Metals Corporation*                     0          2,952     2,952
                                                                                               0          8,930     8,930
MULTILINE RETAIL - 0.20%
         0                11           11     Conn's, Inc.*                                    0            478       478
OIL & GAS - 4.86%
         0                36           36     Berry Petroleum Company                          0          2,860     2,860
         0                32           32     Denbury Resources Inc.*                          0            953       953
         0                46           46     Frontier Oil Corporation                         0          2,180     2,180
         0                37           37     Holly Corporation                                0          2,723     2,723
         0                50           50     KCS Energy, Inc.*                                0          1,451     1,451
         0                30           30     W&T Offshore, Inc.*                              0          1,198     1,198
                                                                                               0         11,365    11,365
ROAD & RAIL - 2.86%
         0                35           35     AMERCO*                                          0          2,836     2,836
         0                21           21     Arkansas Best Corporation                        0            899       899
         0                47           47     Knight Transportation, Inc.                      0            956       956
         0                70           70     Old Dominion Freight Line, Inc.*                 0          1,998     1,998
                                                                                               0          6,689     6,689
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 3.54%
         0                44           44     Cymer, Inc.*                                     0          1,986     1,986
         0                121          121    Micrel, Incorporated*                            0          1,485     1,485
         0                58           58     Microsemi Corporation*                           0          1,765     1,765
         0                30           30     Netlogic Microsystems Inc.*                      0          1,090     1,090
         0                43           43     OmniVision Technologies, Inc.*                   0          1,085     1,085
         0                29           29     PortalPlayer Inc.*                               0            855       855
                                                                                               0          8,266     8,266
SOFTWARE - 5.88%
         0                48           48     Advent Software, Inc.*                           0          1,261     1,261
         0                17           17     Ansoft Corporation*                              0            597       597
         0                58           58     ANSYS, Inc.*                                     0          2,544     2,544
         0                124          124    Informatica Corporation*                         0          1,825     1,825
         0                 3            3     MicroStrategy Incorporated*                      0            288       288
         0                22           22     Quality Systems, Inc.                            0          1,947     1,947
         0                22           22     SPSS Inc.*                                       0            709       709
         0                57           57     TALX Corporation                                 0          1,786     1,786
         0                60           60     Transaction Systems Architects, Inc.*            0          1,980     1,980
         0                60           60     Wind River Systems, Inc.*                        0            803       803
                                                                                               0         13,740    13,740
SPECIALTY RETAIL - 7.19%
         0                44           44     Aeropostale, Inc.*                               0          1,330     1,330
         0                33           33     Charlotte Russe Holding Inc.*                    0            541       541
         0                37           37     The Children's Place Retail Stores, Inc.*        0          1,620     1,620
         0                70           70     The Dress Barn, Inc.*                            0          3,230     3,230
         0                39           39     Genesco Inc.*                                    0          1,519     1,519
         0                98           98     Guess?, Inc.*                                    0          4,158     4,158
         0                54           54     Hibbett Sporting Goods, Inc.*                    0          1,655     1,655
         0                28           28     Jos. A. Bank Clothiers, Inc.*                    0          1,436     1,436
         0                24           24     Pacific Sunwear of California, Inc.*             0            588       588
         0                15           15     Zumiez Inc.*                                     0            725       725
                                                                                               0         16,802    16,802
TELEPHONE COMMUNICATIONS, EXCEPT
RADIOTELEPHONE - 0.37%
         0                74           74     Valor Communications Group, Inc.                 0            873       873
TEXTILES, APPAREL & LUXURY GOODS -
3.62%
         0                62           62     Carter's, Inc.*                                  0          4,215     4,215
         0                20           20     K-Swiss Inc.                                     0            633       633
         0                39           39     Oxford Industries, Inc.                          0          1,771     1,771
         0                74           74     The Warnaco Group, Inc.*                         0          1,837     1,837
                                                                                               0          8,456     8,456
THRIFTS & MORTGAGE FINANCE - 0.67%
         0                30           30     Accredited Home Lenders Holding Company*         0          1,576     1,576
TRADING COMPANIES & DISTRIBUTORS -
3.17%
         0                75           75     MSC Industrial Direct Co., Inc. - Class A        0          3,370     3,370
         0                57           57     Watsco, Inc.                                     0          4,032     4,032
                                                                                               0          7,402     7,402
TRANSPORTATION - 0.77%
         0                44           44     EGL, Inc.*                                       0          1,800     1,800
WIRELESS TELECOMMUNICATION SERVICES
- 1.15%
         0                112          112    Syniverse Holdings Inc.*                         0          2,689     2,689
                                              TOTAL COMMON STOCKS (COST $215,399)              0        250,128   250,128
SHORT TERM INVESTMENTS - 2.22%
MONEY MARKET MUTUAL FUNDS - 2.22%
         0               5,199        5,199   SEI Daily Income Trust Government Fund -         0          5,199     5,199
                                              Class B
                                              TOTAL SHORT TERM INVESTMENTS (COST $5,199)       0          5,199     5,199
                                              TOTAL INVESTMENTS (IDENTIFIED COST $220,598)     0        255,327   255,327
                                              - 109.21%
                                              OTHER ASSETS AND LIABILITIES - (9.21)%           0       (21,540)  (21,540)
                                              TOTAL NET ASSETS - 100%                          0       $233,787  $233,787

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2006.

* Non Income Producing

FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                         GROWTH FUND       GROWTH FUND      ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $255,327          $0   $255,327
Income receivable                                                                   0                   17           0         17
Receivable for investments sold                                                     0                6,058           0      6,058
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              286,023           0    286,023
LIABILITIES:
Payable for investments purchased                                                   0                5,727           0      5,727
Payable for custodian fees                                                          0                1,656           0      1,656
Payable for investment advisory fee                                                 0               38,360           0     38,360
Payable for distribution services fee                                               0                    5           0          5
Accrued expenses                                                                    0                6,488           0      6,488
     Total liabilities                                                              0               52,236           0     52,236
NET ASSETS                                                                         $0             $233,787          $0   $233,787
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $197,701          $0   $197,701
Net unrealized appreciation (depreciation) of investments                           0               34,729           0     34,729
Accumulated net realized gain on investments                                        0                1,357           0      1,357
     Total Net Assets                                                              $0             $233,787          $0   $233,787
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0               19,920           0     19,920
NET ASSET VALUE PER SHARE                                                       $0.00               $11.62       $0.00     $11.62
OFFERING PRICE PER SHARE                                                        $0.00               $11.62       $0.00     $11.62
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.62       $0.00     $11.62

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.61       $0.00     $11.61
OFFERING PRICE PER SHARE*                                                       $0.00               $12.32       $0.00     $12.32
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.61       $0.00     $11.61

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.57       $0.00     $11.57
OFFERING PRICE PER SHARE                                                        $0.00               $11.57       $0.00     $11.57
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.57       $0.00     $11.57

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $220,598          $0   $220,598

FEDERATED MDT SMALL CAP GROWTH FUND
MDT SMALL CAP GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                       FEDERATED
                                                                                  FEDERATED     MDT                       MDT
                                                                                     MDT
                                                                                  SMALL CAP    SMALL    PRO FORMA      PRO FORMA
                                                                                                CAP
                                                                                  GROWTH FUND  GROWTH   ADJUSTMENT     COMBINED
                                                                                                FUND
INVESTMENT INCOME:
Dividends                                                                                 $0      $315          $0          $315
Interest                                                                                   0       143           0           143
TOTAL INVESTMENT INCOME:                                                                   0       458           0           458
EXPENSES:
Investment advisory fee                                                                    0       957        (77) (a)       880
Administrative personnel and services fee                                                  0       259      87,330 (b)    87,589
Custodian fees                                                                             0     4,190       7,897 (c)    12,087
Professional fees                                                                          0     3,496     (3,496) (d)         0
Shareholder servicing and accounting                                                       0       606       (606) (e)         0
Transfer and dividend disbursing agent fees and expenses                                   0         0      21,039 (f)    21,039
Directors'/Trustees' fees                                                                  0     1,302       (735) (g)       567
Audit fees                                                                                 0         0       5,477 (h)     5,477   7
Legal fees                                                                                 0         0       3,399 (i)     3,399
Portfolio accounting fees                                                                  0         0      24,552 (j)    24,552
Distribution services fee - Class A Shares                                                 0         1         (1) (k)         0
Distribution services fee - Class C Shares                                                 0         4         (1) (k)         3
Shareholder services fee - Class A Shares                                                  0         0           1 (l)         1
Shareholder services fee - Class C Shares                                                  0         0           3 (l)         3
Share registration costs                                                                   0    18,015     (4,946) (m)    13,069
Printing and postage                                                                       0       413       7,028 (n)     7,441
Other                                                                                      0       145       (145) (o)         0
Insurance premiums                                                                         0         0       2,757 (p)     2,757
Miscellaneous                                                                              0         0       1,360 (q)     1,360
     TOTAL EXPENSES                                                                        0    29,388     150,836       180,224
WAIVERS--
   Waiver of investment adviser fee                                                        0         0       (880) (r)     (880)
   Waiver of administrative personnel and services fee                                     0         0    (16,244) (s)  (16,244)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                  0  (28,005)      28,005 (t)         0
  Reimbursement of other operating expenses                                                0         0   (161,244) (u) (161,244)
TOTAL WAIVERS AND REIMBURSEMENTS                                                           0  (28,005)   (151,066)     (179,071)
NET EXPENSES                                                                               0     1,383       (230)         1,153
     NET INVESTMENT INCOME(LOSS)                                                          $0    ($925)        $230        ($695)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                           0     2,282           0         2,282
Net change in unrealized appreciation (depreciation) of investments                        0    34,729           0        34,729
     Net realized and unrealized gain on investments                                       0    37,011           0        37,011
          Change in net assets resulting from operations                                  $0   $36,086        $230       $36,316

  1 For the period from September 15, 2005 (commencement of operations) to
    January 31, 2006.

(See Notes to Pro Forma Financial Statements)

                      FEDERATED MDT SMALL CAP GROWTH FUND
                           MDT SMALL CAP GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Growth Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Growth Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Small Cap Growth
Fund and MDT Small Cap Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the period ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Growth Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Growth Fund.  Under generally accepted accounting principles, MDT
Small Cap Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Growth Fund paid and
Federated MDT Small Cap Growth Fund would have paid investment advisory fees computed at the annual rate of 1.25% and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Growth Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the MDT Small Cap Growth Fund as of January 31,
2006, and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 100 Class A Shares, 100 Class C Shares and 19,920 Institutional Shares, respectively, of the Federated MDT Small Cap
Growth Fund in exchange for 100 Class A Shares, 100 Class C Shares and 19,920
Institutional Shares of the MDT Small Cap Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Small Cap Growth
Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the
Federated MDT Small Cap Growth Fund, a series of Federated MDT Series.  MDTA
Advisers serves as investment adviser to the MDT Small Cap Growth Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT All Cap Core.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Small Cap Growth Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC. provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Growth
Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma
Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Small Cap Growth Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Small Cap Growth Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT Small Cap Growth Fund may incur distribution expenses up to 0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets.  Adjustment to reflect expense structure of the Federated MDT Small Cap
Growth Fund on average daily net assets of the Federated MDT Pro Forma Combined
Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT
Small Cap Growth Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to
Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Small Cap Value Fund and MDT Small Cap Value Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the
Federated MDT Small Cap Value Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Value Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Value Fund. Under generally accepted accounting principles, MDT Small
Cap Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT SMALL CAP VALUE FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                FEDERATED                                                                     FEDERATED
  FEDERATED MDT        MDT         MDT                                                   FEDERATED     MDT       MDT
                                                                                            MDT
    SMALL CAP       SMALL CAP      PRO                                                   SMALL CAP  SMALL CAP    PRO
                                  FORMA                                                                         FORMA
   VALUE FUND      VALUE FUND    COMBINED                                                VALUE FUND   VALUE    COMBINED
                                                                                                      FUND

            SHARES                                                                         VALUE
 COMMON STOCKS - 116.72%
AEROSPACE & DEFENSE - 0.42%
        0              23          23     Kaman Corporation                                  0            485       485
CAPITAL MARKETS - 3.52%
        0              82          82     Investment Technology Group, Inc.*                 0          3,688     3,688
        0               8           8     Piper Jaffray Companies, Inc.*                     0            359       359
                                                                                             0          4,047     4,047
COMMERCIAL BANKS - 3.59%
        0               3           3     BancFirst Corporation                              0            249       249
        0              23          23     Citizens Banking Corporation                       0            640       640
        0               8           8     City Holding Company                               0            298       298
        0              14          14     Community Bank System, Inc.                        0            326       326
        0              68          68     First BanCorp.                                     0            869       869
        0               8           8     Park National Corporation                          0            938       938
        0              15          15     Susquehanna Bancshares, Inc.                       0            362       362
        0              15          15     WesBanco, Inc.                                     0            446       446
                                                                                             0          4,128     4,128
COMMERCIAL SERVICES & SUPPLIES
- 4.17%
        0              22          22     Banta Corporation                                  0          1,125     1,125
        0              32          32     Brady Corporation - Class A                        0          1,273     1,273
        0              24          24     Heidrick & Struggles International, Inc.*          0            805       805
        0              61          61     Spherion Corporation*                              0            683       683
        0              77          77     TeleTech Holdings, Inc.*                           0            898       898
                                                                                             0          4,784     4,784
COMMUNICATIONS EQUIPMENT -
6.55%
        0              86          86     Avocent Corporation*                               0          2,861     2,861
        0              91          91     Belden CDT Inc.                                    0          2,466     2,466
        0              83          83     CommScope, Inc.*                                   0          1,835     1,835
        0              20          20     Oplink Communications, Inc.*                       0            357       357
                                                                                             0          7,519     7,519
CONSTRUCTION MATERIALS - 2.55%
        0              18          18     Eagle Materials Inc.                               0          2,932     2,932
DISTRIBUTORS - 1.38%
        0              70          70     Brightpoint, Inc.*                                 0          1,581     1,581
DIVERSIFIED FINANCIAL SERVICES
- 1.31%
        0              38          38     GATX Corporation                                   0          1,509     1,509
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.61%
        0              21          21     Commonwealth Telephone Enterprises, Inc.           0            701       701
ELECTRIC UTILITIES - 3.49%
        0              68          68     Duquesne Light Holdings Inc.                       0          1,222     1,222
        0              53          53     IDACORP, Inc.                                      0          1,678     1,678
        0              45          45     PNM Resources Inc.                                 0          1,106     1,106
                                                                                             0          4,006     4,006
ELECTRICAL EQUIPMENT - 1.32%
        0              36          36     Encore Wire Corporation*                           0            978       978
        0              18          18     Baldor Electric Company*                           0            538       538
                                                                                             0          1,516     1,516
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.44%
        0              88          88     Aeroflex Incorporated*                             0          1,064     1,064
        0              48          48     Agilysys, Inc.                                     0          1,017     1,017
        0              57          57     Plexus Corporation*                                0          1,614     1,614
        0               8           8     Rofin-Sinar Technologies, Inc.*                    0            382       382
        0              50          50     Technitrol, Inc.                                   0          1,018     1,018
                                                                                             0          5,095     5,095
ENERGY EQUIPMENT & SERVICES -
11.14%
        0              15          15     Dril-Quip, Inc.*                                   0            945       945
        0              22          22     GulfMark Offshore, Inc.*                           0            721       721
        0              40          40     Helmerich & Payne, Inc.                            0          3,134     3,134
        0              73          73     Maverick Tube Corporation*                         0          3,493     3,493
        0              136         136    RPC, Inc.                                          0          4,500     4,500
                                                                                             0         12,793    12,793
FOOD & STAPLES RETAILING -
2.70%
        0              88          88     Casey's General Stores, Inc.                       0          2,239     2,239
        0              15          15     Longs Drug Stores Corporation                      0            525       525
        0               8           8     Weis Markets, Inc.                                 0            336       336
                                                                                             0          3,100     3,100
GAS UTILITIES - 6.61%
        0              67          67     Atmost Energy Corporation                          0          1,761     1,761
        0              29          29     The Laclede Group, Inc.                            0            946       946
        0              38          38     New Jersey Resources Corporation                   0          1,727     1,727
        0              28          28     Northwest Natural Gas Company                      0            996       996
        0              22          22     South Jersey Industries, Inc.                      0            647       647
        0              12          12     Southwest Gas Corporation                          0            332       332
        0              38          38     WGL Holdings Inc.                                  0          1,185     1,185
                                                                                             0          7,594     7,594
HEALTH CARE EQUIPMENT &
SUPPLIES - 1.87%
        0              15          15     Analogic Corporation                               0            832       832
        0              23          23     Greatbatch, Inc.*                                  0            599       599
        0              20          20     ICU Medical, Inc.*                                 0            721       721
                                                                                             0          2,152     2,152
HOTELS RESTAURANTS & LEISURE -
1.11%
        0              32          32     Jack in the Box Inc.*                              0          1,272     1,272
HOUSEHOLD DURABLES - 3.68%
        0               7           7     Cavco Industries, Inc.*                            0            297       297
        0              51          51     Furniture Brands International, Inc.               0          1,227     1,227
        0              98          98     WCI Communities, Inc.*                             0          2,699     2,699
                                                                                             0          4,223     4,223
INSURANCE - 11.15%
        0              50          50     21st Century Insurance Group                       0            812       812
        0              53          53     AmerUs Group Co.                                   0          3,253     3,253
        0              10          10     FBL Financial Group, Inc. - Class A                0            333       333
        0              30          30     Horace Mann Educators Corporation                  0            588       588
        0              19          19     Infinity Property & Casualty Corporation           0            733       733
        0              14          14     LandAmerica Financial Group, Inc.                  0            924       924
        0              53          53     Ohio Casualty Corporation                          0          1,597     1,597
        0              29          29     The Phoenix Companies, Inc.                        0            438       438
        0               9           9     ProAssurance Corporation*                          0            461       461
        0               8           8     RLI Corporation                                    0            437       437
        0              15          15     Selective Insurance Group, Inc.*                   0            870       870
        0              10          10     State Auto Financial Corporation                   0            385       385
        0              23          23     Stewart Information Services Corporation           0          1,229     1,229
        0               8           8     Triad Guaranty Inc.*                               0            336       336
        0              10          10     United Fire & Casualty Company*                    0            410       410
                                                                                             0         12,806    12,806
INVESTMENT BANKING & BROKERAGE
- 1.23%
        0              124         124    Knight Capital Group, Inc.*                        0          1,412     1,412
IT SERVICES - 1.96%
        0              68          68     eFunds Corporation*                                0          1,604     1,604
        0              50          50     Sykes Enterprises, Incorporated*                   0            650       650
                                                                                             0          2,254     2,254
LEISURE EQUIPMENT & PRODUCTS -
0.31%
        0              23          23     Callaway Golf Company                              0            351       351
MACHINERY - 0.80%
        0              17          17     Tennant Company                                    0            921       921
METALS & MINING - 7.67%
        0              45          45     Commercial Metals Company                          0          2,130     2,130
        0              15          15     Metal Management, Inc.                             0            419       419
        0              42          42     Oregon Steel Mills, Inc.*                          0          1,729     1,729
        0              14          14     Ryerson Inc.                                       0            432       432
        0              46          46     Steel Dynamics, Inc.                               0          2,135     2,135
        0              95          95     Worthington Industries, Inc.                       0          1,960     1,960
                                                                                             0          8,805     8,805
MULTILINE RETAIL - 1.17%
        0              31          31     Conn's, Inc.*                                      0          1,348     1,348
OIL & GAS - 8.66%
        0               6           6     Atlas America, Inc.*                               0            422       422
        0              93          93     Bois d'Arc Energy, Inc.*                           0          1,750     1,750
        0              15          15     Cabot Oil & Gas Corporation                        0            774       774
        0              54          54     Encore Acquisition Company*                        0          1,952     1,952
        0              37          37     St. Mary Land & Exploration Company                0          1,615     1,615
        0              30          30     Stone Energy Corporation*                          0          1,500     1,500
        0              39          39     Swift Energy Company*                              0          1,927     1,927
                                                                                             0          9,940     9,940
ROAD & RAIL - 3.72%
        0              34          34     AMERCO*                                            0          2,755     2,755
        0              26          26     Arkansas Best Corporation                          0          1,113     1,113
        0              15          15     SCS Transportation, Inc.*                          0            402       402
                                                                                             0          4,270     4,270
SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT - 1.41%
        0              70          70     Amkor Technology, Inc.*                            0            394       394
        0              15          15     DSP Group, Inc.*                                   0            440       440
        0              53          53     RF Micro Devices, Inc.*                            0            386       386
        0              29          29     Semitool, Inc.*                                    0            396       396
                                                                                             0          1,616     1,616
SPECIALTY RETAIL - 4.68%
        0              63          63     The Cato Corporation - Class A                     0          1,360     1,360
        0              27          27     Charlotte Russe Holding Inc.*                      0            442       442
        0              14          14     The Dress Barn, Inc.*                              0            646       646
        0              36          36     Payless ShoeSource, Inc.*                          0            877       877
        0              71          71     Too Inc.*                                          0          2,054     2,054
                                                                                             0          5,379     5,379
TEXTILES, APPAREL & LUXURY
GOODS - 0.65%
        0              31          31     Kellwood Company                                   0            751       751
THRIFTS & MORTGAGE FINANCE -
8.17%
        0              11          11     Anchor BanCorp Wisconsin, Inc.                     0            343       343
        0              71          71     Corus Bankshares, Inc.                             0          4,559     4,559
        0              32          32     Downey Financial Corp.                             0          2,095     2,095
        0              30          30     FirstFed Financial Corp.*                          0          1,881     1,881
        0              16          16     PFF Bancorp, Inc.                                  0            506       506
                                                                                             0          9,384     9,384
TRADING COMPANIES &
DISTRIBUTORS - 1.55%
        0              42          42     Applied Industrial Technologies, Inc.              0          1,785     1,785
TRANSPORTATION - 3.13%
        0              88          88     EGL, Inc.*                                         0          3,600     3,600
                                          TOTAL COMMON STOCKS (COST $119,413)                0        134,059   134,059
SHORT TERM INVESTMENTS - 2.13%
MONEY MARKET MUTUAL FUNDS -
2.13%
        0             2,448       2,448   SEI Daily Income Trust Government Fund - Class     0          2,448     2,448
                                          B
                                          TOTAL SHORT TERM INVESTMENTS (COST $2,448)         0          2,448     2,448
                                          TOTAL INVESTMENTS (IDENTIFIED COST $121,861) -     0        136,507   136,507
                                          118.85%
                                          OTHER ASSETS AND LIABILITIES - (18.85)%            0       (21,654)  (21,654)
                                          TOTAL NET ASSETS - 100%                            0       $114,853  $114,853

Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing

FEDERATED MDT SMALL CAP VALUE FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT          MDT                         MDT
                                                                          SMALL CAP         SMALL CAP       PRO FORMA   PROFORMA
                                                                          VALUE FUND       VALUE FUND       ADJUSTMENT  COMBINED
ASSETS:
Investments in securities, at value                                                $0             $136,507          $0   $136,507
Income receivable                                                                   0                   64           0         64
Receivable for investments sold                                                     0                5,341           0      5,341
Other assets                                                                        0               24,621           0     24,621
     Total assets                                                                   0              166,533           0    166,533
LIABILITIES:
Payable for investments purchased                                                   0                5,215           0      5,215
Payable for custodian fees                                                          0                  826           0        826
Payable for investment advisory fee                                                 0               39,159           0     39,159
Payable for distribution services fee                                               0                    7           0          7
Accrued expenses                                                                    0                6,473           0      6,473
     Total liabilities                                                              0               51,680           0     51,680
NET ASSETS                                                                         $0             $114,853          $0   $114,853
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0             $100,804          $0   $100,804
Net unrealized appreciation (depreciation) of investments                           0               14,646           0     14,646
Accumulated net realized gain (loss) on investments                                 0                (597)           0      (597)
     Total Net Assets                                                              $0             $114,853          $0   $114,853
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0                9,749           0      9,749
NET ASSET VALUE PER SHARE                                                       $0.00               $11.38       $0.00     $11.38
OFFERING PRICE PER SHARE                                                        $0.00               $11.38       $0.00     $11.38
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.38       $0.00     $11.38

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0                  248           0        248
NET ASSET VALUE PER SHARE                                                       $0.00               $11.36       $0.00     $11.36
OFFERING PRICE PER SHARE*                                                       $0.00               $12.05       $0.00     $12.05
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.36       $0.00     $11.36

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0                  100           0        100
NET ASSET VALUE PER SHARE                                                       $0.00               $11.33       $0.00     $11.33
OFFERING PRICE PER SHARE                                                        $0.00               $11.33       $0.00     $11.33
REDEMPTION PROCEEDS PER SHARE                                                   $0.00               $11.33       $0.00     $11.33

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0             $121,861          $0   $121,861

FEDERATED MDT SMALL CAP VALUE FUND
MDT SMALL CAP VALUE FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)1

                                                                                                                          FEDERATED
                                                                                     FEDERATED     MDT                       MDT
                                                                                        MDT
                                                                                     SMALL CAP    SMALL    PRO FORMA      PRO FORMA
                                                                                                   CAP
                                                                                     VALUE FUND    VALUE   ADJUSTMENT     COMBINED
                                                                                                   FUND
INVESTMENT INCOME:
Dividends                                                                                    $0      $459          $0          $459
Interest                                                                                      0        78           0            78
TOTAL INVESTMENT INCOME:                                                                      0       537           0           537
EXPENSES:                                                                                               0
Investment advisory fee                                                                       0       483        (39) (a)       444
Administrative personnel and services fee                                                     0       209      87,380 (b)    87,589
Custodian fees                                                                                0     3,390       8,697 (c)    12,087
Professional fees                                                                             0     3,496     (3,496) (d)         0
Shareholder servicing and accounting                                                          0       477       (477) (e)         0
Transfer and dividend disbursing agent fees and expenses                                      0         0      21,039 (f)    21,039
Directors'/Trustees' fees                                                                     0     1,302       (735) (g)       567
Audit fees                                                                                    0         0       5,477 (h)     5,477
Legal fees                                                                                    0         0       3,399 (i)     3,399
Portfolio accounting fees                                                                     0         0      24,552 (j)    24,552
Distribution services fee - Class A Shares                                                    0         2         (2) (k)         0
Distribution services fee - Class C Shares                                                    0         4         (1) (k)         3
Shareholder services fee- Class A Shares                                                      0         0           2 (l)         2
Shareholder services fee- Class C Shares                                                      0         0           1 (l)         1
Share registration costs                                                                      0    18,015     (4,946) (m)    13,069
Printing and postage                                                                          0       413       7,028 (n)     7,441
Other                                                                                         0       145       (145) (o)         0
Insurance premiums                                                                            0         0       2,757 (p)     2,757
Miscellaneous                                                                                 0         0       1,360 (q)     1,360
     TOTAL EXPENSES                                                                           0    27,936     151,851       179,787
WAIVERS--
   Waiver of investment adviser fee                                                           0         0       (444) (r)     (444)
  Waiver of administrative personnel and services fee                                         0         0    (16,947) (s)  (16,947)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                                     0  (27,235)      27,235 (t)         0
  Reimbursement of other operating expenses                                                   0         0   (161,812) (u) (161,812)
TOTAL WAIVER AND REIMBURSEMENTS                                                               0  (27,235)   (151,968)     (179,203)
NET EXPENSES                                                                                  0       701       (117)           584
     NET INVESTMENT INCOME(LOSS)                                                             $0    ($164)        $117         ($47)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments                                                       0     (597)           0         (597)
Net change in unrealized appreciation (depreciation) of investments                           0    14,646           0        14,646
     Net realized and unrealized gain on investments                                          0    14,049           0        14,049
          Change in net assets resulting from operations                                     $0   $13,885        $117       $14,002

  1 For the period from September 15, 2005 (commencement of operations) to January
    31, 2006.

(See Notes to Pro Forma Financial Statements)

                       FEDERATED MDT SMALL CAP VALUE FUND
                            MDT SMALL CAP VALUE FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                   PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Small Cap Value Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Small Cap Value Fund consists of three classes of shares: Class A
Shares, Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated  MDT Small Cap Value
Fund and  MDT Small Cap Value Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the period ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Small Cap Value Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Small Cap Value Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Small Cap Value Fund.  Under generally accepted accounting principles, MDT Small
Cap Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Small Cap Value Fund paid and
Federated MDT Small Cap Value Fund would have paid investment advisory fees computed at the annual rate of 1.25%  and 1.15%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Small Cap Value Fund had not become effective with the
Securities and Exchange Commission as of January 31, 2006.  The Portfolio of
Investments provided is for the MDT Small Cap Value Fund as of January 31, 2006,
and it is not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 248 Class A Shares, 100 Class C Shares
9,749 Institutional Shares, respectively, of the Federated MDT Small Cap Value
Fund in exchange for 248 Class A Shares, 100 Class C Shares and 9,749
Institutional Shares of the MDT Small Cap Value Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated  MDT Small Cap Value
Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 1.15% of the average daily net assets of the
Federated MDT Small Cap Value Fund, a series of Federated MDT Series.  MDTA
Advisers serves as investment adviser to the MDT Small Cap Value Fund and receives for its services an annual investment advisory fee equal to 1.25% of the average daily net assets of the MDT Small Cap Value Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 2.05%,
2.80% and 1.80%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Small Cap Value Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain
Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31, 2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the MDT Small Cap Value
Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma
Combined Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Small Cap Value Fund may incur distribution expenses of
0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Small Cap Value Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT Small Cap Value Fund may incur distribution expenses up to
0.25% of the Class A Shares and 1.00% of the Class C Shares average daily net assets.  Adjustment to reflect expense structure of the Federated MDT Small Cap
Value Fund on average daily net assets of the Federated MDT Pro Forma Combined
Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT
Small Cap Value Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Class A and Class C shares to financial intermediaries or to
Federated Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

(u)  Adjustment to reflect the contractual reimbursement of other operating expenses agreed to by the Adviser and/or any voluntary reimbursements, if applicable.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Balanced Fund and
MDT Balanced Fund (individually referred to as the "Fund" or collectively as the
"Funds"), for the six months ended January 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.  As of January 31, 2006, the Federated MDT Balanced
Fund was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Balanced Fund. Under generally accepted accounting principles, MDT Balanced Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT BALANCED FUND
MDT BALANCED FUND
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2006
(UNAUDITED)
                        FEDERATED                                                                              FEDERATED
FEDERATED      MDT        MDT                                                          FEDERATED      MDT         MDT
   MDT                                                                                    MDT
 BALANCED   BALANCED    PRO FORMA                                                       BALANCED   BALANCED    PRO FORMA
   FUND    GROWTH FUND  COMBINED                                                          FUND    GROWTH FUND   COMBINED

        SHARES                                                                           VALUE
 COMMON STOCKS -
59.21%
AEROSPACE & DEFENSE -
0.67%
    0          300        300     Alliant Techsystems Inc.*                                0          $23,250     $23,250
    0         5,800      5,800    Honeywell International Inc.                             0          222,836     222,836
    0          600        600     Precision Castparts Corporation                          0           29,970      29,970
    0         2,100      2,100    Raytheon Company                                         0           86,037      86,037
    0          600        600     Rockwell Collins, Inc.                                   0           28,152      28,152
    0         2,100      2,100    United Technologies Corporation                          0          122,577     122,577
                                                                                           0          512,822     512,822
AIR FREIGHT &
LOGISTICS - 0.12%
    0         2,000      2,000    Ryder System, Inc.                                       0           89,400      89,400
AIRLINES - 0.31%
    0        14,600      14,600   Southwest Airlines Co.                                   0          240,316     240,316
BEVERAGES - 0.03%
    0          900        900     PepsiAmericas, Inc.                                      0           22,041      22,041
BIOTECHNOLOGY - 2.96%
    0        16,800      16,800   Amgen Inc.*                                              0        1,224,552   1,224,552
    0        11,800      11,800   Genentech, Inc.*                                         0        1,013,856   1,013,856
    0          400        400     Techne Corporation*                                      0           22,740      22,740
                                                                                           0        2,261,148   2,261,148
CAPITAL MARKETS -
4.71%
    0          600        600     GFI Group Inc.*                                          0           32,754      32,754
    0         7,600      7,600    The Goldman Sachs Group, Inc.                            0        1,073,500   1,073,500
    0        17,400      17,400   Merrill Lynch & Co., Inc.                                0        1,306,218   1,306,218
    0        19,400      19,400   Morgan Stanley                                           0        1,192,130   1,192,130
                                                                                           0        3,604,602   3,604,602
CHEMICALS - 0.06%
    0          700        700     Sigma-Aldrich Corporation                                0           45,416      45,416
COMMERCIAL BANKS -
2.59%
    0         6,500      6,500    AmSouth Bancorporation                                   0          179,465     179,465
    0         5,600      5,600    Comerica Incorporated                                    0          310,632     310,632
    0         2,800      2,800    Fifth Third Bancorp                                      0          105,196     105,196
    0          700        700     Huntington Bancshares Incorporated                       0           16,240      16,240
    0        11,500      11,500   KeyCorp                                                  0          406,985     406,985
    0        16,800      16,800   National City Corporation                                0          574,224     574,224
    0          900        900     Regions Financial Corporation                            0           29,862      29,862
    0         1,800      1,800    SunTrust Banks, Inc.                                     0          128,610     128,610
    0          600        600     UnionBanCal Corporation                                  0           40,254      40,254
    0         3,500      3,500    Wachovia Corporation                                     0          191,905     191,905
                                                                                           0        1,983,373   1,983,373
COMMERCIAL SERVICES &
SUPPLIES - 0.89%
    0          900        900     Adesa, Inc.                                              0           23,040      23,040
    0          500        500     Administaff, Inc.                                        0           21,520      21,520
    0          700        700     Equifax Inc.                                             0           26,824      26,824
    0         1,200      1,200    Manpower Inc.                                            0           64,596      64,596
    0         2,300      2,300    Monster Worldwide Inc.*                                  0           98,118      98,118
    0         1,400      1,400    Republic Services, Inc.                                  0           52,990      52,990
    0         4,100      4,100    Robert Half International Inc.                           0          149,773     149,773
    0          300        300     Stericycle, Inc.*                                        0           17,931      17,931
    0         7,200      7,200    Waste Management, Inc.                                   0          227,376     227,376
                                                                                           0          682,168     682,168
COMMUNICATIONS
EQUIPMENT - 2.20%
    0         3,100      3,100    Juniper Networks, Inc.*                                  0           56,203      56,203
    0        33,900      33,900   QUALCOMM Incorporated                                    0        1,625,844   1,625,844
                                                                                           0        1,682,047   1,682,047
COMPUTERS &
PERIPHERALS - 1.21%
    0        22,100      22,100   Hewlett-Packard Company                                  0          689,078     689,078
    0         3,100      3,100    Lexmark International, Inc.*                             0          150,567     150,567
    0         1,300      1,300    Network Appliance, Inc.*                                 0           40,560      40,560
    0         1,100      1,100    QLogic Corporation*                                      0           43,637      43,637
                                                                                           0          923,842     923,842
CONSTRUCTION &
ENGINEERING - 0.03%
    0          300        300     EMCOR Group, Inc.*                                       0           24,606      24,606
CONSTRUCTION MATERIALS
- 0.16%
    0         2,000      2,000    Lafarge North America Inc.                               0          123,240     123,240
CONSUMER FINANCE -
0.46%
    0         3,200      3,200    AmeriCredit Corp.*                                       0           92,032      92,032
    0         4,600      4,600    SLM Corporation                                          0          257,416     257,416
                                                                                           0          349,448     349,448
CONTAINERS & PACKAGING
- 0.02%
    0          300        300     Temple-Inland Inc.                                       0           14,070      14,070
DIVERSIFIED FINANCIAL
SERVICES - 3.23%
    0        12,500      12,500   CIT Group Inc.                                           0          666,750     666,750
    0        42,900      42,900   JPMorgan Chase & Co.                                     0        1,705,275   1,705,275
    0         1,500      1,500    Moody's Corporation                                      0           94,980      94,980
                                                                                           0        2,467,005   2,467,005
DIVERSIFIED
TELECOMMUNICATION
SERVICES - 0.21%
    0         5,600      5,600    BellSouth Corporation                                    0          161,112     161,112
ELECTRIC UTILITIES -
0.47%
    0         2,700      2,700    DTE Energy Company                                       0          113,940     113,940
    0         1,700      1,700    Edison International                                     0           74,494      74,494
    0         3,400      3,400    PG&E Corporation                                         0          126,854     126,854
    0         1,000      1,000    Progress Energy, Inc.                                    0           43,620      43,620
                                                                                           0          358,908     358,908
ELECTRICAL EQUIPMENT -
0.12%
    0          200        200     Cooper Industries, Ltd.                                  0           16,330      16,330
    0         1,100      1,100    Rockwell Automation, Inc.                                0           72,677      72,677
                                                                                           0           89,007      89,007
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.44%
    0         3,600      3,600    Ingram Micro Inc.*                                       0           69,660      69,660
    0         5,100      5,100    Jabil Circuit, Inc.*                                     0          206,040     206,040
    0         1,800      1,800    National Instruments Corporation                         0           59,562      59,562
                                                                                           0          335,262     335,262
ENERGY EQUIPMENT &
SERVICES - 0.94%
    0         8,700      8,700    BJ Services Company                                      0          352,263     352,263
    0          900        900     Grant Prideco, Inc.*                                     0           45,081      45,081
    0          400        400     Oceaneering International, Inc.*                         0           23,764      23,764
    0          900        900     Oil States International, Inc.*                          0           36,810      36,810
    0         5,400      5,400    Smith International, Inc.                                0          243,000     243,000
    0          400        400     W-H Energy Services, Inc.*                               0           19,312      19,312
                                                                                           0          720,230     720,230
FOOD PRODUCTS - 0.42%
    0         3,300      3,300    General Mills, Inc.                                      0          160,413     160,413
    0         2,200      2,200    The Hershey Company                                      0          112,640     112,640
    0         1,900      1,900    Pilgrim's Pride Corporation                              0           46,246      46,246
                                                                                           0          319,299     319,299
HEALTH CARE EQUIPMENT
& SUPPLIES - 0.30%
    0          900        900     DENTSPLY International Inc.                              0           48,330      48,330
    0          700        700     Intuitive Surgical, Inc.*                                0           96,355      96,355
    0          600        600     Kyphon Inc.*                                             0           24,942      24,942
    0         1,400      1,400    Waters Corporation*                                      0           58,730      58,730
                                                                                           0          228,357     228,357
HEALTH CARE PROVIDERS
& SERVICES - 0.46%
    0         1,900      1,900    Laboratory Corporation of America Holdings*              0          111,435     111,435
    0         1,300      1,300    Pharmaceutical Product Development, Inc.                 0           89,934      89,934
    0         2,000      2,000    WellPoint Inc.*                                          0          153,600     153,600
                                                                                           0          354,969     354,969
HOTELS RESTAURANTS &
LEISURE - 0.88%
    0          600        600     Choice Hotels International, Inc.                        0           28,518      28,518
    0         4,000      4,000    International Game Technology                            0          143,120     143,120
    0          600        600     Landry's Restaurants, Inc.                               0           18,384      18,384
    0          700        700     Marriott International, Inc. - Class A*                  0           46,648      46,648
    0          600        600     Ruby Tuesday, Inc.                                       0           17,166      17,166
    0         9,100      9,100    Starbucks Corporation*                                   0          288,470     288,470
    0         2,700      2,700    Yum! Brands, Inc.                                        0          133,569     133,569
                                                                                           0          675,875     675,875
HOUSEHOLD DURABLES -
2.36%
    0          900        900     American Greetings Corporation                           0           18,369      18,369
    0         2,400      2,400    Beazer Homes USA, Inc.                                   0          174,816     174,816
    0         3,800      3,800    Centex Corporation                                       0          271,282     271,282
    0        10,100      10,100   D.R. Horton, Inc.                                        0          376,932     376,932
    0         1,600      1,600    Harman International Industries, Incorporated            0          176,000     176,000
    0         4,200      4,200    Lennar Corporation                                       0          262,752     262,752
    0         8,200      8,200    Pulte Homes, Inc.                                        0          327,180     327,180
    0          900        900     The Ryland Group, Inc.                                   0           65,124      65,124
    0         2,000      2,000    Standard-Pacific Corp.                                   0           77,800      77,800
    0         1,100      1,100    WCI Communities, Inc.*                                   0           30,294      30,294
    0          200        200     William Lyon Homes, Inc.*                                0           20,542      20,542
                                                                                           0        1,801,091   1,801,091
HOUSEHOLD PRODUCTS -
0.52%
    0         2,300      2,300    The Clorox Company                                       0          137,655     137,655
    0         4,700      4,700    Colgate-Palmolive Company                                0          257,983     257,983
                                                                                           0          395,638     395,638
INDUSTRIAL
CONGLOMERATES - 0.57%
    0         6,000      6,000    3M Co.                                                   0          436,500     436,500
INSURANCE - 7.57%
    0        25,950      25,950   The Allstate Corporation                                 0        1,350,698   1,350,698
    0         1,500      1,500    AMBAC Financial Group, Inc.                              0          115,215     115,215
    0         1,800      1,800    American Financial Group, Inc.                           0           67,716      67,716
    0          800        800     AmerUs Group Co.                                         0           49,096      49,096
    0         4,200      4,200    Assurant, Inc.                                           0          192,864     192,864
    0         8,500      8,500    The Chubb Corporation                                    0          801,975     801,975
    0          400        400     The Commerce Group, Inc.                                 0           21,560      21,560
    0         9,100      9,100    Hartford Financial Services Group, Inc.                  0          748,293     748,293
    0          800        800     Horace Mann Educators Corporation                        0           15,672      15,672
    0          300        300     LandAmerica Financial Group, Inc.                        0           19,794      19,794
    0         2,500      2,500    MBIA Inc.                                                0          153,900     153,900
    0        25,200      25,200   Metlife, Inc.                                            0        1,264,032   1,264,032
    0         1,400      1,400    Nationwide Financial Services, Inc. - Class A            0           59,584      59,584
    0          500        500     Protective Life Corporation                              0           22,475      22,475
    0          500        500     Reinsurance Group of America, Incorporated               0           24,250      24,250
    0         4,000      4,000    SAFECO Corporation                                       0          209,000     209,000
    0          500        500     Selective Insurance Group, Inc.                          0           29,000      29,000
    0         6,400      6,400    The St. Paul Travelers Companies, Inc.                   0          290,432     290,432
    0         1,400      1,400    StanCorp Financial Group, Inc.                           0           69,650      69,650
    0          500        500     State Auto Financial Corporation                         0           19,235      19,235
    0          400        400     Stewart Information Services Corporation                 0           21,380      21,380
    0          700        700     Torchmark Corporation                                    0           39,270      39,270
    0         4,050      4,050    W.R. Berkley Corporation                                 0          200,070     200,070
                                                                                           0        5,785,161   5,785,161
INTERNET & CATALOG
RETAIL - 0.13%
    0         1,650      1,650    Coldwater Creek Inc.*                                    0           33,660      33,660
    0         2,200      2,200    IAC/InterActiveCorp*                                     0           63,844      63,844
                                                                                           0           97,504      97,504
INTERNET SOFTWARE &
SERVICES - 0.07%
    0          700        700     aQuantive, Inc.*                                         0           18,207      18,207
    0          500        500     Websense, Inc.*                                          0           32,965      32,965
                                                                                           0           51,172      51,172
IT SERVICES - 0.29%
    0          800        800     Affiliated Computer Services, Inc.*                      0           50,080      50,080
    0          500        500     Alliance Data Systems Corporation*                       0           21,125      21,125
    0         2,300      2,300    Fiserv, Inc.*                                            0          101,154     101,154
    0          600        600     Global Payments Inc.                                     0           30,558      30,558
    0          800        800     VeriFone Holdings, Inc.*                                 0           20,416      20,416
                                                                                           0          223,333     223,333
MACHINERY - 0.92%
    0         6,200      6,200    Deere & Company                                          0          444,912     444,912
    0         2,400      2,400    Joy Global Inc.                                          0          129,696     129,696
    0         1,800      1,800    PACCAR Inc                                               0          125,280     125,280
                                                                                           0          699,888     699,888
MARINE - 0.04%
    0          500        500     Kirby Corporation*                                       0           28,065      28,065
MEDIA - 0.42%
    0          400        400     John Wiley & Sons, Inc.                                  0           15,160      15,160
    0         2,900      2,900    Omnicom Group Inc.                                       0          237,191     237,191
    0         2,100      2,100    Univision Communications Inc. - Class A*                 0           66,864      66,864
                                                                                           0          319,215     319,215
METALS & MINING -
1.29%
    0          500        500     Carpenter Technology Corporation                         0           45,280      45,280
    0         1,700      1,700    Commercial Metals Company                                0           80,461      80,461
    0         4,800      4,800    Nucor Corporation                                        0          404,304     404,304
    0         1,000      1,000    Oregon Steel Mills, Inc.*                                0           41,170      41,170
    0         2,600      2,600    Peabody Energy Corporation                               0          258,726     258,726
    0          700        700     Ryerson Inc.                                             0           21,616      21,616
    0          600        600     Schnitzer Steel Industries, Inc. - Class A               0           20,064      20,064
    0         1,300      1,300    Steel Dynamics, Inc.                                     0           60,346      60,346
    0          900        900     United States Steel Corporation                          0           53,775      53,775
                                                                                           0          985,742     985,742
MULTILINE RETAIL -
0.17%
    0          600        600     Dollar Tree Stores, Inc.*                                0           14,874      14,874
    0         1,400      1,400    Family Dollar Stores, Inc.                               0           33,530      33,530
    0         2,300      2,300    Saks Incorporated*                                       0           44,413      44,413
    0          300        300     Sears Holdings Corporation*                              0           36,432      36,432
                                                                                           0          129,249     129,249
MULTI-UTILITIES &
UNREGULATED POWER -
0.20%
    0         1,400      1,400    National Fuel Gas Company                                0           46,060      46,060
    0         2,200      2,200    ONEOK, Inc.                                              0           62,172      62,172
    0         4,400      4,400    Reliant Energy Inc.*                                     0           44,528      44,528
                                                                                           0          152,760     152,760
OIL & GAS - 10.07%
    0         5,400      5,400    Amerada Hess Corporation                                 0          835,920     835,920
    0        13,700      13,700   Anadarko Petroleum Corporation                           0        1,477,134   1,477,134
    0        11,400      11,400   Apache Corporation                                       0          861,042     861,042
    0        33,600      33,600   ChevronTexaco Corporation                                0        1,995,168   1,995,168
    0         2,100      2,100    Kerr-McGee Corporation                                   0          231,819     231,819
    0         9,400      9,400    Marathon Oil Corporation                                 0          722,578     722,578
    0         3,600      3,600    Newfield Exploration Company*                            0          188,640     188,640
    0        11,600      11,600   Occidental Petroleum Corporation                         0        1,133,436   1,133,436
    0         1,600      1,600    OMI Corporation                                          0           28,096      28,096
    0          600        600     Pioneer Natural Resources Company                        0           31,860      31,860
    0         2,000      2,000    Pogo Producing Company                                   0          119,980     119,980
    0          700        700     Stone Energy Corporation*                                0           35,007      35,007
    0          800        800     Swift Energy Company*                                    0           39,536      39,536
                                                                                           0        7,700,216   7,700,216
PAPER & FOREST
PRODUCTS - 0.12%
    0         3,100      3,100    Louisiana-Pacific Corporation                            0           91,295      91,295
REAL ESTATE - 6.03%
    0         5,750      5,750    Archstone-Smith Trust                                    0          269,445     269,445
    0         2,700      2,700    Avalonbay Communities, Inc.                              0          268,596     268,596
    0         3,650      3,650    Boston Properties, Inc.                                  0          285,649     285,649
    0         4,933      4,933    Brandywine Realty Trust                                  0          155,143     155,143
    0         3,600      3,600    CenterPoint Properties Trust                             0          178,704     178,704
    0         5,950      5,950    Developers Diversified Realty Corporation                0          293,097     293,097
    0         7,800      7,800    Duke Realty Corporation                                  0          282,984     282,984
    0         6,100      6,100    Equity Residential                                       0          258,701     258,701
    0         3,450      3,450    Federal Realty Investment Trust                          0          230,529     230,529
    0         7,400      7,400    General Growth Properties, Inc.                          0          381,840     381,840
    0         7,700      7,700    Health Care Property Investors, Inc.                     0          213,675     213,675
    0         2,800      2,800    Hospitality Properties Trust                             0          120,036     120,036
    0         9,000      9,000    Kimco Realty Corporation                                 0          315,810     315,810
    0         5,000      5,000    Plum Creek Timber Company, Inc.                          0          184,700     184,700
    0         3,800      3,800    ProLogis                                                 0          194,636     194,636
    0         2,900      2,900    Public Storage, Inc.                                     0          210,453     210,453
    0        10,450      10,450   Taubman Centers, Inc.                                    0          392,397     392,397
    0         4,250      4,250    Vornado Realty Trust                                     0          375,445     375,445
                                                                                           0        4,611,840   4,611,840
ROAD & RAIL - 0.18%
    0          600        600     Arkansas Best Corporation                                0           25,686      25,686
    0         1,100      1,100    Burlington Northern Sante Fe Corporation                 0           88,132      88,132
    0          900        900     Swift Transportation Co., Inc.*                          0           21,267      21,267
                                                                                           0          135,085     135,085
SEMICONDUCTOR &
SEMICONDUCTOR
EQUIPMENT - 1.38%
    0         4,000      4,000    Altera Corporation*                                      0           77,240      77,240
    0          700        700     Freescale Semiconductor Inc.*                            0           17,675      17,675
    0         6,800      6,800    Linear Technology Corporation                            0          253,028     253,028
    0         5,900      5,900    Marvell Technology Group Ltd.*                           0          403,678     403,678
    0         1,500      1,500    Maxim Integrated Products, Inc.*                         0           61,560      61,560
    0          600        600     Microsemi Corporation*                                   0           18,264      18,264
    0         1,700      1,700    Novellus Systems, Inc.*                                  0           48,195      48,195
    0         2,500      2,500    NVIDIA Corporation*                                      0          112,400     112,400
    0          800        800     OmniVision Technologies, Inc.*                           0           20,184      20,184
    0         1,400      1,400    Texas Instruments Incorporated                           0           40,922      40,922
                                                                                           0        1,053,146   1,053,146
SOFTWARE - 0.34%
    0         2,100      2,100    Autodesk, Inc.                                           0           85,239      85,239
    0          500        500     Fair Isaac Corporation                                   0           22,160      22,160
    0          200        200     Quality Systems, Inc.                                    0           17,700      17,700
    0         4,600      4,600    Red Hat, Inc.*                                           0          133,170     133,170
                                                                                           0          258,269     258,269
SPECIALTY RETAIL -
0.95%
    0         1,200      1,200    Borders Group, Inc.                                      0           29,544      29,544
    0         3,600      3,600    Chico's FAS, Inc.*                                       0          156,816     156,816
    0          500        500     The Children's Place Retail Stores, Inc.*                0           21,895      21,895
    0        13,300      13,300   The Gap, Inc.                                            0          240,597     240,597
    0         1,100      1,100    Guess?, Inc.*                                            0           46,673      46,673
    0          700        700     Hibbett Sporting Goods, Inc.*                            0           21,455      21,455
    0          700        700     Select Comfort Corporation*                              0           19,320      19,320
    0         1,300      1,300    Staples, Inc.                                            0           30,823      30,823
    0         5,500      5,500    The TJX Companies, Inc.                                  0          140,415     140,415
    0          800        800     Zale Corporation*                                        0           19,608      19,608
                                                                                           0          727,146     727,146
TEXTILES, APPAREL &
LUXURY GOODS - 0.14%
    0          600        600     Carter's, Inc.*                                          0           40,794      40,794
    0         1,100      1,100    Coach, Inc.*                                             0           39,545      39,545
    0          600        600     Columbia Sportswear Company*                             0           30,990      30,990
                                                                                           0          111,329     111,329
THRIFTS & MORTGAGE
FINANCE - 1.26%
    0         1,350      1,350    Astoria Financial Corporation                            0           38,880      38,880
    0          800        800     Downey Financial Corp.                                   0           52,384      52,384
    0          800        800     FirstFed Financial Corp.*                                0           50,160      50,160
    0         4,700      4,700    Golden West Financial Corporation                        0          331,914     331,914
    0         3,100      3,100    MGIC Investment Corporation                              0          204,631     204,631
    0         2,900      2,900    The PMI Group, Inc.                                      0          125,367     125,367
    0         2,800      2,800    Radian Group Inc.                                        0          160,244     160,244
                                                                                           0          963,580     963,580
TRADING COMPANIES &
DISTRIBUTORS - 0.27%
    0         3,600      3,600    Fastenal Company                                         0          137,340     137,340
    0         1,000      1,000    MSC Industrial Direct Co., Inc. - Class A                0           44,930      44,930
    0          400        400     Watsco, Inc.                                             0           28,296      28,296
                                                                                           0          210,566     210,566
WIRELESS
TELECOMMUNICATION
SERVICES - 0.03%
    0          900        900     Syniverse Holdings Inc.*                                 0           21,609      21,609
                                  TOTAL COMMON STOCKS (COST $37,031,180)                   0       45,257,962  45,257,962
   PRINCIPAL AMOUNT
CORPORATE NOTES &
BONDS - 4.15%
    $0      $250,000    $250,000  The Bear Stearns Companies Inc. Medium-Term Floating     0          250,283     250,283
                                  Rate Notes 4.747%, 06/19/2006
    0        125,000    125,000   Boeing Capital Corporation Senior Notes 5.650%,          0          125,432     125,432
                                  05/15/2006
    0        200,000    200,000   CIT Group, Inc. 2.875%, 09/29/2006                       0          197,459     197,459
    0        200,000    200,000   Ford Motor Credit Co. Notes 6.875%, 02/01/2006           0          200,000     200,000
    0        300,000    300,000   General Motors Acceptance Corporation Notes 6.125%,      0          294,851     294,851
                                  02/01/2007
    0        400,000    400,000   GTE North, Inc. Notes 6.900%, 11/01/2008                 0          412,377     412,377
    0        300,000    300,000   Household Finance Corporation Notes 7.200%,              0          303,007     303,007
                                  07/15/2006
    0        100,000    100,000   Masco Corporation Notes 6.750%, 03/15/2006               0          100,202     100,202
    0        400,000    400,000   Merrill Lynch & Co Inc. Floating Rate Notes 5.197%,      0          399,459     399,459
                                  01/31/2008
    0        250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007                   0          248,693     248,693
    0        300,000    300,000   SLM Corporation Notes 3.950%, 08/15/2008                 0          291,704     291,704
    0        250,000    250,000   TCI Communications, Inc. Senior Notes  6.875%,           0          250,126     250,126
                                  02/15/2006
    0        100,000    100,000   Washington Mutual, Inc. Notes 7.500%, 08/15/2006         0          101,406     101,406
                                  TOTAL CORPORATE NOTES & BONDS (COST $3,221,092)          0        3,174,999   3,174,999
        SHARES
EXCHANGE TRADED FUNDS
- 4.42%
EXCHANGE
TRADED
FUNDS -
4.42%
    0        53,750      53,750   iShares MSCI EAFE Index Fund(1)                          0        3,378,725   3,378,725
                                  TOTAL EXCHANGE TRADED FUNDS (COST $1,798,467)            0        3,378,725   3,378,725
   PRINCIPAL AMOUNT
NON-AGENCY MORTGAGE &
ASSET BACKED
SECURITIES - 12.16%
    $0     $1,000,000  $1,000,000 American Home Mortgage Investment Trust Series 2004-     0          984,311     984,311
                                  3, 5.010%, 10/25/2034
    0        558,210    558,210   Banc of America Commercial Mortgage Inc. Series          0          577,935     577,935
                                  2000-2, 7.020%, 09/15/2032
    0        96,497      96,497   Bank of America Funding Corporation Mortgage Pass-
                                  Through Certificates
                                  Series 2003-1, Class A1, 6.000%, 05/20/2033              0           94,595      94,595
    0        518,425    518,425   Bear Stearns Asset Backed Securities, Inc. Series        0          409,797     409,797
                                  2005-AC6, Class 21PO, Principal Only, 09/25/2020
    0         7,081      7,081    Bear Stearns Mortgage Securities, Inc. Mortgage
                                  Variable Rate Pass-Thru Certificates Series 1997-6,
                                  Class 1-A, 6.729%, 03/25/2031                            0            7,117       7,117
    0        372,726    372,726   Chase Mortgage Finance Trust Mortgage Pass-Through       0          371,971     371,971
                                  Certificates Series 2003-S1, 5.250%, 02/25/2018
    0       1,000,000  1,000,000  Citicorp Mortgage Securities Inc. Pass-Through           0          979,067     979,067
                                  Certificates Series 2003-11, Class 1A4, 5.250%,
                                  12/25/2033
    0        793,047    793,047   Community Program Loan Trust Asset-Backed                0          780,353     780,353
                                  Certificates Series 1987-A, Class A4, 4.500%,
                                  10/01/2018
    0        65,905      65,905   CS First Boston Mortgage Securities Corporation
                                  Mortgage Backed Pass-Through Certificates:
                                  Series 2002-HE4, Class AF, 5.510%, 08/25/2032            0           65,973      65,973
    0        637,047    637,047   Series 2002-34, Class DB, 6.990%, 12/25/2032 (a)         0          495,399     495,399
                                  (Acquired 03/17/2005; Cost $497,139)
    0        553,630    553,630   Series 2003-17, Class DB4, 5.382%, 06/25/2033            0          418,220     418,220
    0        278,987    278,987   Indymac Home Equity Loan Asset-Backed Floating Step
                                  Rate Trust Certificates Series 2004-C,
                                  Class 1A1, 4.840%, 03/25/2035                            0          279,419     279,419
    0        745,083    745,083   Master Asset Securitization Trust Collateralized
                                  Mortgage Obligation Series 2003-6,
                                  Class 9A1, 4.250%, 07/25/2033                            0          717,983     717,983
    0        452,714    452,714   MMCA Automobile Trust Asset-Backed Certificates          0          446,848     446,848
                                  Series 2002-2, Class C, 5.550%, 03/15/2010
    0        500,000    500,000   Peoples Choice Home Loan Securities Trust Pass-
                                  Through Certificates Series 2004-1,
                                  Class B1, 5.000%, 06/25/2034                             0          473,530     473,530
    0        515,602    515,602   Vendee Mortgage Trust Pass-Through Certificates          0          531,036     531,036
                                  Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024
    0       1,000,000  1,000,000  WAMU Floating Rate Mortgage Pass-Through                 0          976,499     976,499
                                  Certificates Series 2003-AR9, Class 1A6, 4.052%,
                                  09/25/2033
    0        700,347    700,347   Wells Fargo Mortgage Backed Securities Trust Pass-
                                  Through Certificates Series 2004-8,
                                  Class A6, 5.000%, 08/25/2019                             0          685,131     685,131
                                  TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES      0        9,295,184   9,295,184
                                  (COST $9,295,749)
UNITED STATES
GOVERNMENT & AGENCY
ISSUES - 16.94%
    $0     $1,000,000  $1,000,000 FHLMC Bond 3.500%, 09/08/2006                            0          992,847     992,847
    0        275,378    275,378   FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
                                  Pass-Thru Certificates Series 2648, Class TS,            0          276,816     276,816
                                  10.833%, 07/15/2033
    0        125,445    125,445   FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
                                  Series 2366,Class VG, 6.000%, 06/15/2011                 0          126,582     126,582
    0        280,421    280,421   Series 2676, Class JA, 4.000%, 08/15/2013                0          278,808     278,808
    0        54,173      54,173   Series 1595, Class D, 7.000%, 10/15/2013                 0           55,210      55,210
    0        150,000    150,000   Series 2672, Class NB, 4.000%, 05/15/2016                0          139,974     139,974
    0        168,455    168,455   Series 2636, Class Z, 4.500%, 06/15/2018                 0          158,058     158,058
    0        500,000    500,000   Series 2663, Class LN, 4.500%, 01/15/2022                0          496,566     496,566
    0        21,898      21,898   Series 1311, Class K, 7.000%, 07/15/2022                 0           21,867      21,867
    0        42,848      42,848   Series 1384, Class D, 7.000%, 09/15/2022                 0           42,841      42,841
    0        125,000    125,000   Series 2626, Class NA, 5.000%, 06/15/2023                0          124,628     124,628
    0        157,309    157,309   Series 1568, Class D, 6.750%, 08/15/2023                 0          156,918     156,918
    0        750,000    750,000   Series 1686, Class PJ, 5.000%, 02/15/2024                0          744,357     744,357
    0        639,682    639,682   Series 2410, Class OE, 6.375%, 02/15/2032                0          653,879     653,879
    0        645,029    645,029   Series 2647, Class A, 3.250%, 04/15/2032                 0          601,878     601,878
    0        75,000      75,000   Series 2497, Class JH, 6.000%, 09/15/2032                0           76,110      76,110
    0        276,750    276,750   FHLMC Participation Certificates:
                                  Pool #E0-1538, 5.000%, 12/01/2018                        0          273,974     273,974
    0        185,688    185,688   Pool #42-0173, 5.750%, 04/01/2030                        0          187,516     187,516
    0        34,359      34,359   FNMA Guaranteed Mortgage Pass-Thru Certificates:
                                  Pool #408761, 7.000%, 12/01/2012                         0           35,475      35,475
    0        13,867      13,867   Pool #512255, 7.500%, 09/01/2014                         0           14,558      14,558
    0        87,215      87,215   Pool #609554, 7.500%, 10/01/2016                         0           91,563      91,563
    0        437,181    437,181   Pool #754886, 4.500%, 09/01/2018                         0          430,764     430,764
    0        105,271    105,271   FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
                                  Pass-Thru Certificates Series 1993-113, Class SB,        0          106,719     106,719
                                  9.749%, 07/25/2023
    0        27,617      27,617   FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
                                  Series 2001-37, Class GA, 8.000%, 07/25/2016             0           28,024      28,024
    0        150,000    150,000   Series 2003-32, Class KC, 5.000%, 05/25/2018             0          146,133     146,133
    0        494,689    494,689   Series 2002-1, Class HC, 6.500%, 02/25/2022              0          509,631     509,631
    0        122,850    122,850   Series 2003-79, Class NM, 4.000%, 05/25/2022             0          117,970     117,970
    0        215,240    215,240   Series G92-44, Class ZQ, 8.000%, 07/25/2022              0          228,108     228,108
    0        84,365      84,365   Series 1992-188, Class PZ, 7.500%, 10/25/2022            0           90,148      90,148
    0        344,849    344,849   Series 2003-66, Class MB, 3.500%, 05/25/2023             0          322,475     322,475
    0        840,000    840,000   Series 1997-81, Class PD, 6.350%, 12/18/2027             0          862,113     862,113
    0        75,243      75,243   Series 2001-61, Class TD, 6.000%, 07/25/2030             0           75,105      75,105
    0        203,129    203,129   Series 2002-22, Class G, 6.500%, 04/25/2032              0          208,595     208,595
    0        361,542    361,542   Series 2003-28, Class GA, 4.000%, 10/25/2032             0          344,962     344,962
    0        468,976    468,976   Series 2003-49, Class JE, 3.000%, 04/25/2033             0          427,619     427,619
    0        25,924      25,924   Series 2003-35, Class UC, 3.750%, 05/25/2033             0           24,525      24,525
    0       1,033,722  1,033,722  Series 2003-42, Class CA, 4.000%, 05/25/2033             0          995,583     995,583
    0       2,000,000  2,000,000  FNMA Notes 5.250%, 01/15/2009                            0        2,027,452   2,027,452
    0        322,474    322,474   GNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates
                                  Series 1996-10, Class PD, 7.500%, 06/20/2026             0          337,250     337,250
    0        31,484      31,484   Series 1999-29, Class PB, 7.250%, 07/16/2028             0           32,146      32,146
    0        76,857      76,857   Series 2002-17, Class B, 6.000%, 03/20/2032              0           78,153      78,153
                                  TOTAL UNITED STATES GOVERNMENT & AGENCY ISSUES (COST     0       12,943,900  12,943,900
                                  $13,051,228)
        SHARES
SHORT TERM INVESTMENTS
- 2.78%
MONEY MARKET MUTUAL
FUNDS - 0.11%
    0        86,637      86,637   SEI Daily Income Trust Government Fund - Class B         0           86,637      86,637
   PRINCIPAL AMOUNT
UNITED STATES
GOVERNMENT & AGENCY
ISSUES - 2.67%
    $0     $2,040,000  $2,040,000 FHLB Discount Note, 4.192%, 02/01/2006                   0        2,040,000   2,040,000
                                  TOTAL SHORT TERM INVESTMENTS (COST $2,126,637)           0        2,126,637   2,126,637
                                  TOTAL INVESTMENTS (IDENTIFIED COST $66,524,353) -        0       76,177,407  76,177,407
                                  99.66%
                                  OTHER ASSETS AND LIABILITIES - 0.34%                     0          257,027     257,027
                                  TOTAL NET ASSETS - 100%                                  0      $76,434,434 $76,434,434

Note:         The categories of investments are shown as a percentage of total net assets at January 31,
2006.

* Non Income Producing
(1) Underlying securities are stocks of foreign companies
(a) Restricted security

FEDERATED MDT BALANCED FUND
MDT BALANCED GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

                                                                                                                        FEDERATED
                                                                        FEDERATED MDT         MDT                          MDT
                                                                          BALANCED          BALANCED       PRO FORMA    PROFORMA
                                                                             FUND         GROWTH FUND      ADJUSTMENT   COMBINED
ASSETS:
Investments in securities, at value                                                $0         $76,177,407          $0  $76,177,407
Income receivable                                                                   0             195,940           0      195,940
Receivable for investments sold                                                     0           1,584,116           0    1,584,116
Receivable for shares sold                                                          0             195,424           0      195,424
Other assets                                                                        0              42,088           0       42,088
     Total assets                                                                   0          78,194,975           0   78,194,975
LIABILITIES:
Payable for investments purchased                                                   0           1,596,724           0    1,596,724
Payable for custodian fees                                                          0                 213           0          213
Payable for investment advisory fee                                                 0              27,147           0       27,147
Payable for distribution services fee                                               0                  34           0           34
Accrued expenses                                                                    0             136,423           0      136,423
     Total liabilities                                                              0           1,760,541           0    1,760,541
NET ASSETS                                                                         $0         $76,434,434          $0  $76,434,434
NET ASSETS CONSIST OF:
Paid-in capital                                                                    $0         $65,257,612          $0  $65,257,612
Net unrealized appreciation (depreciation) of investments                           0           9,653,054           0    9,653,054
Accumulated net realized gain on investments                                        0           1,383,082           0    1,383,082
Undistributed net investment income                                                 0             140,686           0      140,686
     Total Net Assets                                                              $0         $76,434,434          $0  $76,434,434
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                                  0           5,716,273           0    5,716,273
NET ASSET VALUE PER SHARE                                                       $0.00              $13.30       $0.00       $13.30
OFFERING PRICE PER SHARE                                                        $0.00              $13.30       $0.00       $13.30
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.30       $0.00       $13.30

CLASS A SHARES:
SHARES OUTSTANDING                                                                  0              14,238           0       14,238
NET ASSET VALUE PER SHARE                                                       $0.00              $13.30       $0.00       $13.30
OFFERING PRICE PER SHARE*                                                       $0.00              $14.11       $0.00       $14.11
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.30       $0.00       $13.30

CLASS C SHARES:
SHARES OUTSTANDING                                                                  0              17,161           0       17,161
NET ASSET VALUE PER SHARE                                                       $0.00              $13.28       $0.00       $13.28
OFFERING PRICE PER SHARE                                                        $0.00              $13.28       $0.00       $13.28
REDEMPTION PROCEEDS PER SHARE                                                   $0.00              $13.28       $0.00       $13.28

*Computation of offering price per share 100/94.25 of net asset value.

Investments, at identified cost                                                    $0         $66,524,353          $0  $66,524,353

FEDERATED MDT BALANCED FUND
MDT BALANCED GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
JANUARY 31, 2006 (UNAUDITED)

                                                                     FEDERATED MDT     MDT                     FEDERATED
                                                                       BALANCED      BALANCED   PRO FORMA      PRO FORMA
                                                                          FUND      GROWTH FUND ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0    $451,387          $0       $451,387
Interest                                                                         0     695,017           0        695,017
TOTAL INVESTMENT INCOME:                                                         0   1,146,404           0      1,146,404
EXPENSES:
Investment advisory fee                                                          0     273,240           0 (a)    273,240
Administrative personnel and services fee                                        0      46,727      69,218 (b)    115,945
Custodian fees                                                                   0      15,400       1,100 (c)     16,500
Professional fees                                                                0      38,166    (38,166) (d)          0
Shareholder servicing and accounting                                             0      97,915    (97,915) (e)          0
Transfer and dividend disbursing agent fees and expenses                         0           0      60,500 (f)     60,500
Directors'/Trustees' fees                                                        0      11,468    (10,468) (g)      1,000
Audit fees                                                                       0           0       7,250 (h)      7,250
Legal fees                                                                       0           0       4,500 (i)      4,500
Portfolio accounting fees                                                        0           0      35,000 (j)     35,000
Distribution services fee - Class A Shares                                       0           5         (5) (k)          0
Distribution services fee - Class C Shares                                       0          29         (7) (k)         22
Shareholder services fee - Class A Shares                                        0           0           5 (l)          5
Shareholder services fee - Class C Shares                                        0           0          22 (l)         22
Share registration costs                                                         0      20,446     (2,186) (m)     18,260
Printing and postage                                                             0       4,062       7,938 (n)     12,000
Other                                                                            0       5,828     (5,828) (o)          0
Insurance premiums                                                               0           0       3,750 (p)      3,750
Miscellaneous                                                                    0           0       1,900 (q)      1,900
     TOTAL EXPENSES                                                              0     513,286      36,608        549,894
WAIVERS--
  Waiver of investment adviser fee                                               0           0   (108,209) (r)  (108,209)
  Waiver of administrative personnel and services fee                            0           0    (22,685) (s)   (22,685)
REIMBURSEMENT --
  Reimbursement of investment adviser fee                                        0    (57,852)      57,852 (t)          0
TOTAL WAIVER AND REIMBURSEMENTS                                                  0    (57,852)    (73,042)      (130,894)
NET EXPENSES                                                                     0     455,434    (36,434)        419,000
     NET INVESTMENT INCOME                                                      $0    $690,970     $36,434       $727,404
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0   2,806,747           0      2,806,747
Net change in unrealized appreciation (depreciation) of investments              0   1,034,882           0      1,034,882
     Net realized and unrealized gain on investments                             0   3,841,629           0      3,841,629
          Change in net assets resulting from operations                        $0  $4,532,599     $36,434     $4,569,033

(See Notes to Pro Forma Financial Statements)

                          FEDERATED MDT BALANCED FUND
                            MDT BALANCED GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Balanced Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Balanced Fund consists of three classes of shares: Class A Shares,
Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Balanced Fund and
MDT Balanced Growth Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended January 31, 2006.  These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Balanced Growth Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Growth Fund
for Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Balanced Fund.  Under generally accepted accounting principles, MDT Balanced
Growth Fun d will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2006, MDT Balanced Growth Fund paid and
Federated MDT Balanced Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by MDTA LLC or its affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Balanced Fund had not become effective with the Securities and
Exchange Commission as of January 31, 2006.  The Portfolio of Investments
provided is for the MDT Balanced Growth Fund as of January 31, 2006, and it is
not anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.  For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.  For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares, Class C Shares and Institutional Shares net asset value per share assumes the issuance of 14,238 Class A Shares, 17,161 Class C
Shares and 5,716,273 Institutional Shares, respectively, of the Federated MDT
Balanced Fund in exchange for 14,238 Class A Shares, 17,161 Class C Shares and
5,716,273 Institutional Shares of the MDT Balanced Growth Fund which would have been issued at January 31, 2006 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Balanced Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the
Federated MDT Balanced Fund, a series of Federated MDT Series .  MDTA Advisers serves as investment adviser to the MDT Balanced Growth Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT Balanced Growth Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Class A Shares, Class C
Shares and Institutional Shares total operating expenses to no more than 1.50%,
2.25% and 1.25%, respectively, of average daily net assets for the period starting from the effective date of the Reorganization through November, 2008.
The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma Combined
Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Balanced Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31,
2006, U.S. Bancorp Fund Services, LLC.  provided administrative, transfer agency and portfolio accounting services to the MDT Balanced Growth Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined
Fund's average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k)  Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the
Act, the Federated MDT Balanced Fund may incur distribution expenses of 0.25%
and 0.75% of the daily net assets of the Fund's Class A Shares and Class C
Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor.  FSC may voluntarily choose to waive any portion of its fee.  The Federated MDT Balanced Fund has no present intention of accruing or paying the distribution services fee on the Class A Shares.  Under a similar plan, the MDT Balanced Growth Fund may incur distribution expenses up to 0.25%
of the Class A Shares and 1.00% of the Class C Shares average daily net assets.
Adjustment to reflect expense structure of the Federated MDT Balanced Fund on average daily net assets of the Federated MDT Pro Forma Combined Fund

 (l)  Under the terms of a Shareholder Services Agreement, the Federated MDT
Balanced Fund may pay fees up to 0.25% of the average daily net assets of
Fund's Class A and Class C shares to financial intermediaries or to Federated
Shareholder Services Company (FSSC).  FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee.

(m) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(n) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(o)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(p)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(q) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(r)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(s) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

(t)  Adjustment to remove reimbursement of adviser fee and to reflect as a waiver of fees.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Balanced Fund and
MDT Balanced Growth Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the year ended July 31, 2005. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2005.  As of July 31, 2005, the Federated MDT Balanced Fund
was not effective with the SEC and held no investments.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Balanced Fund for
Class A Shares, Class C Shares and Institutional Shares of Federated MDT
Balanced Fund. Class A Shares and Class C Shares of the MDT Balanced Fund did
not become effective until September 15, 2006.  Under generally accepted accounting principles, MDT Balanced Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.
Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MDT BALANCED FUND
MDT BALANCED FUND
PRO FORMA COMBINING PORTFOLIOS OF
INVESTMENTS
JULY 31, 2005
(UNAUDITED)

FEDERATED      MDT     FEDERATED                                                       FEDERATED      MDT      FEDERATED
   MDT                                                                                    MDT
 BALANCED   BALANCED    PRO FORMA                                                       BALANCED   BALANCED    PRO FORMA
   FUND       FUND      COMBINED                                                          FUND       FUND       COMBINED

        SHARES                                                                           VALUE
 COMMON STOCKS -
58.10%
AEROSPACE & DEFENSE -
0.19%
    0          900        900     General Dynamics Corporation                             0         $103,671    $103,671
    0          600        600     Goodrich Corporation                                     0           26,544      26,544
                                                                                           0          130,215     130,215
BANKING - 1.68%
    0         4,200      4,200    Comerica Incorporated                                    0          256,620     256,620
    0         1,900      1,900    Fifth Third Bancorp                                      0           81,890      81,890
    0         1,200      1,200    First BanCorp.                                           0           29,424      29,424
    0          700        700     Huntington Bancshares Incorporated                       0           17,458      17,458
    0         7,000      7,000    KeyCorp                                                  0          239,680     239,680
    0         1,100      1,100    M&T Bank Corporation                                     0          119,361     119,361
    0         8,500      8,500    National City Corporation                                0          313,735     313,735
    0         1,100      1,100    New Alliance Bancshares, Inc.                            0           15,895      15,895
    0         1,300      1,300    UnionBanCal Corporation                                  0           92,742      92,742
                                                                                           0        1,166,805   1,166,805
BIOTECHNOLOGY - 1.67%
    0          800        800     Celgene Corporation*                                     0           38,280      38,280
    0        11,800      11,800   Genentech, Inc.*                                         0        1,054,094   1,054,094
    0          700        700     Gilead Sciences, Inc.*                                   0           31,367      31,367
    0          400        400     Invitrogen Corporation*                                  0           34,308      34,308
                                                                                           0        1,158,049   1,158,049
BUILDING & HOUSING-
1.60%
    0         2,400      2,400    Beazer Homes USA, Inc.                                   0          157,056     157,056
    0         2,400      2,400    Centex Corporation                                       0          177,552     177,552
    0         1,000      1,000    Lafarge North America, Inc.                              0           69,780      69,780
    0         3,400      3,400    Lennar Corporation                                       0          228,718     228,718
    0          300        300     M/I Homes, Inc.                                          0           17,886      17,886
    0         3,700      3,700    Pulte Homes, Inc.                                        0          346,394     346,394
    0         1,000      1,000    Standard-Pacific Corp.                                   0           95,390      95,390
    0          700        700     Technical Olympic USA, Inc.                              0           19,754      19,754
                                                                                           0        1,112,530   1,112,530
BUSINESS SERVICES -
0.36%
    0          600        600     Certergy, Inc.                                           0           20,772      20,772
    0         1,100      1,100    Computer Sciences Corporation*                           0           50,358      50,358
    0         1,400      1,400    Paychex, Inc.                                            0           48,874      48,874
    0          700        700     Resources Connection, Inc.*                              0           21,000      21,000
    0         4,000      4,000    Waste Management, Inc.                                   0          112,480     112,480
                                                                                           0          253,484     253,484
COMMERCIAL SERVICES &
SUPPLIES - 0.43%
    0          800        800     Dun & Bradstreet Corporation*                            0           50,664      50,664
    0          200        200     Fastenal Company                                         0           13,128      13,128
    0         2,200      2,200    Moody's Corporation                                      0          104,082     104,082
    0         3,800      3,800    Robert Half International Inc.                           0          128,782     128,782
                                                                                           0          296,656     296,656
COMPUTERS PERIPHERALS
- 0.06%
    0         2,400      2,400    Ingram Micro Inc.*                                       0           44,736      44,736
COMPUTER SERVICES -
0.04%
    0          700        700     Fiserv, Inc.*                                            0           31,059      31,059
COMPUTERS - 1.71%
    0        29,300      29,300   Dell Inc.*                                               0        1,185,771   1,185,771
CONSUMER PRODUCTS -
0.55%
    0         5,500      5,500    Kimberly-Clark Corporation                               0          350,680     350,680
    0         1,800      1,800    Tempur-Pedic International, Inc.*                        0           30,978      30,978
                                                                                           0          381,658     381,658
CONSUMER SERVICES -
0.12%
    0          700        700     Jackson Hewitt Tax Service Inc.                          0           17,717      17,717
    0         1,100      1,100    Weight Watchers International, Inc.*                     0           62,502      62,502
                                                                                           0           80,219      80,219
DIVERSIFIED
MANUFACTURING - 1.25%
    0          900        900     American Axle & Manufacturing Holdings, Inc.             0           24,795      24,795
    0         2,700      2,700    Danaher Corporation                                      0          149,715     149,715
    0         5,200      5,200    Deere & Company                                          0          382,356     382,356
    0          500        500     Eaton Corporation                                        0           32,670      32,670
    0         1,000      1,000    Illinois Tool Works Inc.                                 0           85,650      85,650
    0          600        600     ITT Industries, Inc.                                     0           63,840      63,840
    0          700        700     Joy Global Inc.                                          0           28,749      28,749
    0         2,800      2,800    Louisiana-Pacific Corporation                            0           75,096      75,096
    0         1,100      1,100    McDermott International, Inc.*                           0           26,059      26,059
                                                                                           0          868,930     868,930
E-COMMERCE - 1.47%
    0        11,100      11,100   eBay, Inc.*                                              0          463,758     463,758
    0          500        500     Getty Images, Inc.*                                      0           40,375      40,375
    0          300        300     Websense, Inc.*                                          0           14,952      14,952
    0        15,100      15,100   Yahoo! Inc.*                                             0          503,434     503,434
                                                                                           0        1,022,519   1,022,519
EDUCATION - 0.04%
    0          600        600     ITT Educational Services, Inc.*                          0           30,750      30,750
ELECTRONICS - 0.49%
    0         2,000      2,000    Amphenol Corporation                                     0           89,080      89,080
    0         2,300      2,300    Arrow Electronics, Inc.*                                 0           69,046      69,046
    0         1,600      1,600    AVX Corporation                                          0           21,856      21,856
    0         4,500      4,500    Jabil Circuit, Inc.*                                     0          140,355     140,355
    0          500        500     Trimble Navigation Limited*                              0           19,480      19,480
                                                                                           0          339,817     339,817
FINANCIAL SERVICES -
6.99%
    0          800        800     AmeriCredit Corp.*                                       0           21,376      21,376
    0         5,700      5,700    Capital One Financial Corporation                        0          470,250     470,250
    0         2,200      2,200    CapitalSource Inc.*                                      0           43,076      43,076
    0        12,500      12,500   CIT Group Inc.                                           0          551,750     551,750
    0         8,900      8,900    Freddie Mac                                              0          563,192     563,192
    0        12,600      12,600   The Goldman Sachs Group, Inc.                            0        1,354,248   1,354,248
    0         5,100      5,100    Lehman Brothers Holdings Inc.                            0          536,163     536,163
    0         8,300      8,300    Merrill Lynch & Co, Inc.                                 0          487,874     487,874
    0        10,700      10,700   Morgan Stanley                                           0          567,635     567,635
    0         2,500      2,500    Radian Group Inc.                                        0          128,950     128,950
    0          800        800     SEI Investments Company                                  0           30,928      30,928
    0          300        300     SLM Corporation *                                        0           15,447      15,447
    0         1,300      1,300    Westcorp                                                 0           75,335      75,335
                                                                                           0        4,846,224   4,846,224
FOOD & BEVERAGE -
0.96%
    0          700        700     Chiquita Brands International, Inc.                      0           21,126      21,126
    0         1,200      1,200    Fresh Del Monte Produce Inc.                             0           31,572      31,572
    0         7,600      7,600    PepsiCo, Inc.                                            0          414,428     414,428
    0         1,700      1,700    Pilgrim's Pride Corporation                              0           64,345      64,345
    0         2,600      2,600    Starbucks Corporation*                                   0          136,630     136,630
                                                                                           0          668,101     668,101
HEALTH CARE SERVICES &
SUPPLIES - 2.13%
    0         1,000      1,000    AmerisourceBergen Corporation                            0           71,790      71,790
    0         2,700      2,700    Caremark Rx, Inc.*                                       0          120,366     120,366
    0          900        900     Community Health Systems Inc.*                           0           34,749      34,749
    0          600        600     Dade Behring Holdings, Inc.                              0           45,480      45,480
    0         1,400      1,400    Express Scripts, Inc.*                                   0           73,220      73,220
    0          800        800     Immucor, Inc.*                                           0           21,976      21,976
    0          400        400     Intuitive Surgical, Inc.*                                0           27,760      27,760
    0          400        400     Kyphon Inc.*                                             0           16,256      16,256
    0         1,600      1,600    Laboratory Corporation of America Holdings*              0           81,072      81,072
    0         1,300      1,300    Pharmaceutical Product Development, Inc.*                0           74,399      74,399
    0         2,600      2,600    Quest Diagnostics Incorporated                           0          133,484     133,484
    0         6,000      6,000    UnitedHealth Group Incorporated                          0          313,800     313,800
    0         5,600      5,600    Zimmer Holdings, Inc.*                                   0          461,216     461,216
                                                                                           0        1,475,568   1,475,568
INSURANCE - 9.34%
    0         1,300      1,300    Allmerica Financial Corporation*                         0           50,700      50,700
    0        25,950      25,950   The Allstate Corporation                                 0        1,589,697   1,589,697
    0          800        800     AMBAC Financial Group, Inc.                              0           57,472      57,472
    0         1,300      1,300    American Financial Group, Inc.                           0           43,992      43,992
    0         5,000      5,000    American International Group, Inc.                       0          301,000     301,000
    0          900        900     AmerUs Group Co.                                         0           46,422      46,422
    0         3,600      3,600    Assurant, Inc.                                           0          133,020     133,020
    0         9,100      9,100    The Chubb Corporation                                    0          808,262     808,262
    0          500        500     Cincinnati Financial Corporation                         0           20,610      20,610
    0         1,600      1,600    Genworth Financial Inc.                                  0           50,176      50,176
    0         8,300      8,300    Hartford Financial Services Group, Inc.                  0          668,731     668,731
    0          800        800     Horace Mann Educators Corporation                        0           15,984      15,984
    0         3,600      3,600    Jefferson-Pilot Corporation                              0          180,612     180,612
    0         1,000      1,000    LandAmerica Financial Group, Inc.                        0           62,680      62,680
    0          800        800     Lincoln National Corporation                             0           38,640      38,640
    0         2,800      2,800    Loews Corporation                                        0          234,164     234,164
    0         1,200      1,200    MBIA Inc.                                                0           72,888      72,888
    0        21,600      21,600   Metlife, Inc.                                            0        1,061,424   1,061,424
    0         2,700      2,700    MGIC Investment Corporation                              0          185,166     185,166
    0         1,400      1,400    Nationwide Financial Services, Inc. - Class A            0           55,412      55,412
    0         1,200      1,200    Ohio Casualty Corporation                                0           30,660      30,660
    0         1,600      1,600    Old Republic International Corporation                   0           42,016      42,016
    0         2,200      2,200    The PMI Group, Inc.                                      0           90,090      90,090
    0         1,500      1,500    Protective Life Corporation                              0           65,340      65,340
    0         3,400      3,400    SAFECO Corporation                                       0          186,796     186,796
    0          500        500     Selective Insurance Group, Inc.                          0           24,895      24,895
    0          700        700     StanCorp Financial Group, Inc.                           0           60,438      60,438
    0          500        500     State Auto Financial Corporation                         0           15,725      15,725
    0         2,250      2,250    Torchmark Corporation                                    0          117,608     117,608
    0         1,000      1,000    UICI                                                     0           30,850      30,850
    0          200        200     Unitrin, Inc.                                            0           10,650      10,650
    0         3,250      3,250    W.R. Berkley Corporation                                 0          121,647     121,647
                                                                                           0        6,473,767   6,473,767
INTERNET - 0.19%
    0         1,500      1,500    CNET Networks, Inc.*                                     0           19,200      19,200
    0         4,200      4,200    VeriSign, Inc.*                                          0          110,502     110,502
                                                                                           0          129,702     129,702
LEISURE & GAMING -
0.06%
    0          300        300     Choice Hotels International, Inc.                        0           19,896      19,896
    0          800        800     Hilton Hotels Corporation                                0           19,800      19,800
                                                                                           0           39,696      39,696
METALS- 0.96%
    0         1,500      1,500    Commercial Metals Company                                0           43,110      43,110
    0         1,800      1,800    Crown Holdings, Inc.*                                    0           28,422      28,422
    0         4,600      4,600    Nucor Corporation                                        0          255,070     255,070
    0         2,600      2,600    Phelps Dodge Corporation                                 0          276,770     276,770
    0         1,100      1,100    Steel Dynamics, Inc.                                     0           35,376      35,376
    0         1,600      1,600    Worthington Industries, Inc.                             0           28,288      28,288
                                                                                           0          667,036     667,036
MULTIMEDIA - 1.29%
    0         1,700      1,700    Lamar Advertising Company - Class A*                     0           74,817      74,817
    0         2,400      2,400    Omnicom Group Inc.                                       0          203,688     203,688
    0        18,300      18,300   Viacom Inc. - Class B                                    0          612,867     612,867
                                                                                           0          891,372     891,372
NETWORKING PRODUCTS -
0.35%
    0        10,000      10,000   Juniper Networks, Inc.*                                  0          239,900     239,900
OIL & GAS - 11.01%
    0         5,400      5,400    Amerada Hess Corporation                                 0          636,444     636,444
    0        13,700      13,700   Anadarko Petroleum Corporation                           0        1,210,395   1,210,395
    0         9,200      9,200    Apache Corporation                                       0          629,280     629,280
    0         1,400      1,400    BJ Services Company                                      0           85,386      85,386
    0        25,800      25,800   ChevronTexaco Corporation                                0        1,496,658   1,496,658
    0        20,200      20,200   ConcoPhillips                                            0        1,264,318   1,264,318
    0         6,500      6,500    Devon Energy Corporation                                 0          364,585     364,585
    0         1,000      1,000    General Maritime Corporation                             0           38,990      38,990
    0          700        700     The Houston Exploration Company*                         0           40,453      40,453
    0         2,000      2,000    Kerr-McGee Corporation                                   0          160,420     160,420
    0         9,400      9,400    Marathon Oil Corporation                                 0          548,584     548,584
    0          700        700     Maverick Tube Corporation*                               0           23,219      23,219
    0         9,000      9,000    Occidental Petroleum Corporation                         0          740,520     740,520
    0          700        700     Oil States International, Inc.*                          0           20,706      20,706
    0         1,200      1,200    OMI Corporation                                          0           21,636      21,636
    0         1,100      1,100    Overseas Shipholding Group, Inc.                         0           68,255      68,255
    0         1,700      1,700    Pogo Producing Company                                   0           93,551      93,551
    0          700        700     Stone Energy Corporation*                                0           37,247      37,247
    0          600        600     Swift Energy Company*                                    0           24,468      24,468
    0          600        600     Tesoro Corporation                                       0           28,932      28,932
    0          700        700     Tidewater Inc.                                           0           28,259      28,259
    0         1,800      1,800    Ultra Petroleum Corp.*                                   0           68,256      68,256
                                                                                           0        7,630,562   7,630,562
PAPER - 0.15%
    0         3,600      3,600    MeadWestvaco Corporation                                 0          105,192     105,192
REAL ESTATE INVESTMENT
TRUSTS - 6.83%
    0         5,750      5,750    Archstone-Smith Trust                                    0          244,375     244,375
    0         2,700      2,700    Avalonbay Communities, Inc.                              0          236,412     236,412
    0         4,150      4,150    Boston Properties, Inc.                                  0          316,022     316,022
    0         3,600      3,600    CenterPoint Properties Trust                             0          157,896     157,896
    0         5,950      5,950    Developers Diversified Realty Corporation                0          289,586     289,586
    0         7,800      7,800    Duke Realty Corporation                                  0          264,888     264,888
    0         6,100      6,100    Equity Residential                                       0          246,440     246,440
    0         4,450      4,450    Federal Realty Investment Trust                          0          290,630     290,630
    0         8,800      8,800    General Growth Properties, Inc.                          0          404,624     404,624
    0         7,700      7,700    Health Care Property Investors, Inc.                     0          214,522     214,522
    0         2,800      2,800    Hospitality Properties Trust                             0          124,320     124,320
    0         4,500      4,500    Kimco Realty Corporation                                 0          295,470     295,470
    0         5,000      5,000    Plum Creek Timber Company, Inc.                          0          189,250     189,250
    0         7,150      7,150    Prentiss Properties Trust                                0          289,361     289,361
    0         3,800      3,800    ProLogis                                                 0          173,128     173,128
    0         2,900      2,900    Public Storage, Inc.                                     0          193,575     193,575
    0        10,450      10,450   Taubman Centers, Inc.                                    0          371,393     371,393
    0         4,850      4,850    Vornado Realty Trust                                     0          429,904     429,904
                                                                                           0        4,731,796   4,731,796
RESTAURANTS - 0.03%
    0          600        600     Landry's Restaurants, Inc.                               0           18,690      18,690
RETAIL - 0.46%
    0         1,575      1,575    bebe stores, inc.                                        0           44,824      44,824
    0         3,600      3,600    Chico's FAS, Inc.*                                       0          144,396     144,396
    0         1,100      1,100    Dillard's, Inc.                                          0           25,146      25,146
    0         1,700      1,700    Urban Outfitters, Inc.*                                  0          103,207     103,207
                                                                                           0          317,573     317,573
SAVINGS & LOANS -
0.22%
    0         1,350      1,350    Astoria Financial Corporation                            0           37,719      37,719
    0          800        800     Downey Financial Corp.                                   0           61,952      61,952
    0          800        800     FirstFed Financial Corp.*                                0           49,984      49,984
                                                                                           0          149,655     149,655
SEMICONDUCTORS - 1.84%
    0         8,100      8,100    Altera Corporation*                                      0          177,147     177,147
    0         4,500      4,500    Microchip Technology, Incorporated                       0          139,815     139,815
    0         7,200      7,200    Micron Technology, Inc.*                                 0           85,536      85,536
    0          600        600     Microsemi Corporation*                                   0           12,810      12,810
    0        27,100      27,100   Texas Instruments Incorporated                           0          860,696     860,696
                                                                                           0        1,276,004   1,276,004
SOFTWARE - 0.12%
    0         1,400      1,400    Cogent Inc.*                                             0           42,098      42,098
    0          500        500     Fair Isaac Corporation                                   0           18,815      18,815
    0         1,000      1,000    Salesforce.com, Inc.*                                    0           23,550      23,550
                                                                                           0           84,463      84,463
TELECOMMUNICATIONS -
0.05%
    0         1,300      1,300    ADC Telecommunications, Inc.*                            0           33,982      33,982
TEXTILES & APPAREL -
0.51%
    0         8,400      8,400    Coach, Inc.*                                             0          294,924     294,924
    0         1,400      1,400    Reebok International Ltd.                                0           59,220      59,220
                                                                                           0          354,144     354,144
TRANSPORTATION - 1.84%
    0        19,300      19,300   Burlington Northern Santa Fe Corporation                 0        1,047,025   1,047,025
    0         1,600      1,600    CSX Corporation                                          0           72,864      72,864
    0         1,900      1,900    Norfolk Southern Corporation*                            0           70,699      70,699
    0         1,600      1,600    Ryder System, Inc.                                       0           62,384      62,384
    0          900        900     Swift Transportation Co., Inc.*                          0           19,791      19,791
                                                                                           0        1,272,763   1,272,763
UTILITY - ELECTRIC -
0.77%
    0         1,100      1,100    DTE Energy Company                                       0           51,700      51,700
    0         1,200      1,200    Edison International                                     0           49,056      49,056
    0         2,700      2,700    Entergy Corporation                                      0          210,438     210,438
    0         3,600      3,600    PG&E Corporation                                         0          135,468     135,468
    0         1,000      1,000    Progress Energy, Inc.                                    0           44,610      44,610
    0         3,100      3,100    Reliant Energy Inc.*                                     0           41,106      41,106
                                                                                           0          532,378     532,378
UTILITY - GAS - 0.34%
    0         5,500      5,500    Sempra Energy                                            0          233,750     233,750
                                  TOTAL COMMON STOCKS (COST $33,378,183)                   0       40,275,516  40,275,516
   PRINCIPAL AMOUNT
CORPORATE NOTES &
BONDS - 4.21%
    $0      $250,000    $250,000  The Bear Stearns Companies Inc. Medium-Term Floating     0          250,645     250,645
                                  Rate Notes 3.300%, 06/19/2006
    0        125,000    125,000   Boeing Capital Corporation Senior Notes 5.650%,          0          126,632     126,632
                                  05/15/2006
    0        200,000    200,000   Ford Motor Credit Co. Notes 6.875%, 02/01/2006           0          202,009     202,009
    0        300,000    300,000   General Motors Acceptance Corporation Notes 6.125%,      0          301,726     301,726
                                  02/01/2007
    0        400,000    400,000   GTE North, Inc. Notes 6.900%, 11/01/2008                 0          423,308     423,308
    0        300,000    300,000   Household Finance Corporation Notes 7.200%,              0          307,943     307,943
                                  07/15/2006
    0        100,000    100,000   Masco Corporation Notes 6.750%, 03/15/2006               0          101,533     101,533
    0        250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007                   0          250,396     250,396
    0        300,000    300,000   SLM Corporation Notes 3.950%, 08/15/2008                 0          294,680     294,680
    0        250,000    250,000   TCI Communications, Inc. Senior Notes  6.875%,           0          253,349     253,349
                                  02/15/2006
    0        100,000    100,000   Washington Mutual, Inc. Notes 7.500%, 08/15/2006         0          102,992     102,992
    0        300,000    300,000   Weyerhaeuser Co. Notes 6.000%, 08/01/2006                0          304,436     304,436
                                  TOTAL CORPORATE NOTES & BONDS (COST $2,959,461)          0        2,919,649   2,919,649
        SHARES
EXCHANGE TRADED FUNDS
- 6.95%
EXCHANGE
TRADED
FUNDS -
6.95%
    0        89,250      89,250   iShares MSCI EAFE Index Fund(1)                          0        4,815,930   4,815,930
                                  TOTAL EXCHANGE TRADED FUNDS (COST $3,003,903)            0        4,815,930   4,815,930
   PRINCIPAL AMOUNT
NON-AGENCY MORTGAGE &
ASSET-BACKED
SECURITIES - 9.57%
    $0      $113,812    $113,812  Bank of America Funding Corporation Mortgage Pass-
                                  Through Certificates
                                  Series 2003-1, Class A1, 6.000%, 04/20/2032              0          114,038     114,038
    0         8,593      8,593    Bear Stearns Mortgage Securities, Inc. Mortgage
                                  Variable Rate Pass-Thru Certificates Series 1997-6,
                                  Class 1-A, 6.767%, 03/25/2031                            0            8,826       8,826
    0        424,810    424,810   Chase Mortgage Finance Trust Mortgage Pass-Through       0          425,736     425,736
                                  Certificates Series 2003-S1, 5.250%, 02/25/2018
    0       1,000,000  1,000,000  Citicorp Mortgage Securities Inc. Pass-Through           0          993,606     993,606
                                  Certificates Series 2003-11, Class 1A4, 5.250%,
                                  12/25/2033
    0        862,898    862,898   Community Program Loan Trust Asset-Backed                0          856,975     856,975
                                  Certificates 1987-A, Class A4, 4.500%, 10/01/2018
                                  CS First Boston Mortgage Securities Corporation
                                  Mortgage Backed Pass-Through Certificates:
    0        92,685      92,685   Series 2002-HE4, Class AF, 5.510%, 08/25/2032            0           93,601      93,601
    0        660,350    660,350   Series 2002-34, Class DB, 7.009%, 12/25/2032 (a)         0          527,041     527,041
                                  (Acquired 03/17/2005; Cost $477,364)
    0        403,746    403,746   Indymac Home Equity Loan Asset-Backed Trust
                                  Certificates Series 2004-C,
                                  Class 1A1, 3.160%, 03/25/2035                            0          404,327     404,327
    0        789,117    789,117   Master Asset Securitization Trust Collateralized                    772,421     772,421
                                  Mortgage Obligation 2003-6, Class 9A1, 4.250%,
                                  07/25/2033
    0        452,714    452,714   MMCA Automobile Trust Asset-Backed Certificates          0          448,509     448,509
                                  Series 2002-2, Class C, 5.550%, 03/15/2010
    0        500,000    500,000   Peoples Choice Home Loan Securities Trust Pass-
                                  Through Certificates Series 2004-1,
                                  Class B1, 5.000%, 06/25/2034                             0          470,862     470,862
    0        504,580    504,580   Vendee Mortgage Trust Pass-Through Certificates          0          530,728     530,728
                                  Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024
    0       1,000,000  1,000,000  WAMU Floating Rate Mortgage Pass-Through                 0          984,590     984,590
                                  Certificates 2003-AR9, Class 1A6, 4.060%, 09/25/2033
                                  TOTAL NON-AGENCY MORTGAGE & ASSET-BACKED SECURITIES      0        6,631,260   6,631,260
                                  (COST $6,604,497)
UNITED STATES
GOVERNMENT & AGENCY
ISSUES - 19.16%
    $0     $1,000,000  $1,000,000 FHLMC Bond 3.500%, 09/08/2006                            0          993,388     993,388
    0        374,386    374,386   FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
                                  Pass-Thru Certificates Series 2648, Class TS,            0          381,702     381,702
                                  10.833%, 07/15/2033
                                  FHLMC Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
    0        135,232    135,232   Series 2366,Class VG, 6.000%, 06/15/2011                 0          137,719     137,719
    0        374,818    374,818   Series 2676, Class JA, 4.000%, 08/15/2013                0          374,120     374,120
    0        62,370      62,370   Series 1595, Class D, 7.000%, 10/15/2013                 0           64,216      64,216
    0        150,000    150,000   Series 2672, Class NB, 4.000%, 05/15/2016                0          143,203     143,203
    0        164,714    164,714   Series 2636, Class Z, 4.500%, 06/15/2018                 0          157,777     157,777
    0        500,000    500,000   Series 2663, Class LN, 4.500%, 01/15/2022                0          500,331     500,331
    0        24,616      24,616   Series 1311, Class K, 7.000%, 07/15/2022                 0           24,600      24,600
    0        51,388      51,388   Series 1384, Class D, 7.000%, 09/15/2022                 0           51,579      51,579
    0        125,000    125,000   Series 2626, Class NA, 5.000%, 06/15/2023                0          126,543     126,543
    0        192,486    192,486   Series 1568, Class D, 6.750%, 08/15/2023                 0          200,215     200,215
    0        750,000    750,000   Series 1686, Class PJ, 5.000%, 02/15/2024                0          755,089     755,089
    0        781,040    781,040   Series 2647, Class A, 3.250%, 04/15/2032                 0          737,508     737,508
    0        75,000      75,000   Series 2497, Class JH, 6.000%, 09/15/2032                0           77,643      77,643
    0       2,000,000  2,000,000  FHLMC Notes, 5.125%, 10/15/2008                          0        2,048,658   2,048,658
                                  FHLMC Participant Certificates:
    0        306,315    306,315   Pool #E0-1538, 5.000%, 12/01/2018                        0          307,504     307,504
    0        238,051    238,051   Pool #42-0173, 5.750%, 04/01/2030                        0          242,489     242,489
                                  FNMA Guaranteed Mortgage Pass-Thru Certificates:
    0        48,958      48,958   Pool #408761, 7.000%, 12/01/2012                         0           51,291      51,291
    0        14,448      14,448   Pool #512255, 7.500%, 09/01/2014                         0           15,290      15,290
    0        90,232      90,232   Pool #609554, 7.500%, 10/01/2016                         0           95,506      95,506
                                  FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Inverse Variable Rate
    0        123,175    123,175   Pass-Thru Certificates Series 1993-113, Class SB,        0          133,124     133,124
                                  9.749%, 07/25/2023
                                  FNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
    0        38,184      38,184   Series 2001-37, Class GA, 8.000%, 07/25/2016             0           39,641      39,641
    0        150,000    150,000   Series 2003-32, Class KC, 5.000%, 05/25/2018             0          150,154     150,154
    0        581,576    581,576   Series 2002-1, Class HC, 6.500%, 02/25/2022              0          603,994     603,994
    0        250,901    250,901   Series 1992G-044, Class ZQ, 8.000%, 07/25/2022           0          269,346     269,346
    0        80,555      80,555   Series 1992-188, Class PZ, 7.500%, 10/25/2022            0           84,709      84,709
    0        383,598    383,598   Series 2003-66, Class MB, 3.500%, 05/25/2023             0          366,706     366,706
    0        840,000    840,000   Series 1997-81, Class PD, 6.350%, 12/18/2027             0          873,933     873,933
    0        241,573    241,573   Series 2001-61, Class TD, 6.000%, 07/25/2030             0          242,562     242,562
    0        248,782    248,782   Series 2002-22, Class G, 6.500%, 04/25/2032              0          258,514     258,514
    0        428,001    428,001   Series 2003-28, Class GA, 4.000%, 10/25/2032             0          418,021     418,021
    0        571,977    571,977   Series 2003-49, Class JE, 3.000%, 04/25/2033             0          541,582     541,582
    0        31,534      31,534   Series 2003-35, Class UC, 3.750%, 05/25/2033             0           30,627      30,627
                                  GNMA Guaranteed Real Estate Mortgage Investment
                                  Conduit Pass-Thru Certificates:
    0        382,994    382,994   Series 1996-10, Class PD, 7.500%, 06/20/2026             0          399,637     399,637
    0        42,152      42,152   Series 1999-29, Class PB, 7.250%, 07/16/2028             0           43,370      43,370
    0        77,000      77,000   Series 2002-17, Class B, 6.000%, 03/20/2032              0           78,935      78,935
    0       1,203,350  1,203,350  United States Treasury Inflation Index Note 3.625%,      0        1,261,638   1,261,638
                                  01/15/2008
                                  TOTAL UNITED STATES GOVERNMENT & AGENCY ISSUES (COST     0       13,282,864  13,282,864
                                  $13,361,003)
        SHARES
SHORT TERM INVESTMENTS
- 1.90%
MONEY MARKET MUTUAL
FUND - 1.90%
    0       1,321,238  1,321,238  SEI Daily Income Trust Government Fund - Class B         0        1,321,238   1,321,238
                                  TOTAL SHORT TERM INVESTMENTS (COST $1,321,238)           0        1,321,238   1,321,238
                                  TOTAL INVESTMENTS (IDENTIFIED COST $60,628,285) -        0       69,246,457  69,246,457
                                  99.89%
                                  OTHER ASSETS AND LIABILITIES - 0.11%                     0           73,131      73,131
                                  TOTAL NET ASSETS - 100%                                  0      $69,319,588 $69,319,588

Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2005.

* Non Income Producing
(1) Underlying securities are stocks of foreign companies
(a) Restricted security

FEDERATED BALANCED FUND
MDT BALANCED GROWTH FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JULY 31, 2005 (UNAUDITED)

                                                                   FEDERATED           MDT                         FEDERATED
                                                                      MDT
                                                                    BALANCED        BALANCED       PRO FORMA       PROFORMA
                                                                      FUND            FUND         ADJUSTMENT      COMBINED
ASSETS:
Investments in securities, at value                                         $0        $69,246,457          $0        $69,246,457
Income receivable                                                            0            201,501           0            201,501
Receivable for investments sold                                              0            866,735           0            866,735
Receivable for shares sold                                                   0              6,000           0              6,000
Other assets                                                                 0              6,713           0              6,713
     Total assets                                                            0                              0
                                                                                       70,327,406                     70,327,406
LIABILITIES:
Payable for investments purchased                                            0            865,645           0            865,645
Payable for investment advisory fee                                          0             43,727           0             43,727
Accrued expenses                                                             0             98,446           0             98,446
     Total liabilities                                                       0          1,007,818           0          1,007,818
NET ASSETS                                                                  $0        $69,319,588          $0        $69,319,588
NET ASSETS CONSIST OF:
Paid-in capital                                                             $0        $56,746,202          $0        $56,746,202
Net unrealized appreciation (depreciation) of investments                    0          8,618,172           0          8,618,172
Accumulated net realized gain on investments                                 0          3,534,489           0          3,534,489
Undistributed net investment income                                          0            420,725           0            420,725
     Total Net Assets                                                       $0        $69,319,588          $0        $69,319,588
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE

INSTITUTIONAL SHARES:
SHARES OUTSTANDING                                                           0          5,096,379           0          5,096,379
NET ASSET VALUE PER SHARE                                                $0.00             $13.60       $0.00             $13.60
OFFERING PRICE PER SHARE                                                 $0.00             $13.60       $0.00             $13.60
REDEMPTION PROCEEDS PER SHARE                                            $0.00             $13.60       $0.00             $13.60

Investments, at identified cost                                             $0        $60,628,285          $0        $60,628,285

FEDERATED MDT BALANCED FUND
MDT BALANCED FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005 (UNAUDITED)

                                                                     FEDERATED MDT     MDT                     FEDERATED
                                                                       BALANCED      BALANCED   PRO FORMA      PRO FORMA
                                                                          FUND         FUND     ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                       $0    $718,719          $0       $718,719
Interest                                                                         0     915,595           0        915,595
TOTAL INVESTMENT INCOME:                                                         0   1,634,314           0      1,634,314
EXPENSES:
Investment advisory fee                                                          0     449,282           0 (a)    449,282
Administrative personnel and services fee                                        0      54,674      95,326 (b)    150,000
Custodian fees                                                                   0      42,334     (9,834) (c)     32,500
Professional fees                                                                0      51,645    (51,645) (d)          0
Shareholder servicing and accounting                                             0      80,128    (80,128) (e)          0
Transfer and dividend disbursing agent fees and expenses                         0           0     121,500 (f)    121,500
Directors'/Trustees' fees                                                        0       9,537     (7,537) (g)      2,000
Audit fees                                                                       0           0      14,500 (h)     14,500
Legal fees                                                                       0           0       9,000 (i)      9,000
Portfolio accounting fees                                                        0           0      42,000 (j)     42,000
Share registration costs                                                         0      11,504      24,496 (k)     36,000
Printing and postage                                                             0       4,392      19,608 (l)     24,000
Other                                                                            0      11,105    (11,105) (m)          0
Insurance premiums                                                               0           0       7,500 (n)      7,500
Miscellaneous                                                                    0           0       3,800 (o)      3,800
     TOTAL EXPENSES                                                              0     714,601     177,481        892,082
WAIVERS--
  Waiver of investment adviser fee                                               0           0   (178,755) (p)  (178,755)
  Waiver of administrative personnel and services fee                            0           0    (24,401) (q)   (24,401)
TOTAL WAIVERS                                                                    0           0   (203,156)      (203,156)
NET EXPENSES                                                                     0     714,601    (25,675)        688,926
     NET INVESTMENT INCOME                                                      $0    $919,713     $25,675       $945,388
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 0   4,595,895           0      4,595,895
Net change in unrealized appreciation (depreciation) of investments              0   3,979,958           0      3,979,958
     Net realized and unrealized gain on investments                             0   8,575,853           0      8,575,853
          Change in net assets resulting from operations                        $0  $9,495,566     $25,675     $9,521,241

(See Notes to Pro Forma Financial Statements)

                          FEDERATED MDT BALANCED FUND
                               MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2005 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated MDT Balanced Fund, a series of Federated MDT Series, is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

Federated MDT Balanced Fund consists of three classes of shares: Class A Shares,
Class C Shares and Institutional Shares.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments,
Statements of Assets and Liabilities and Statements of Operations (Pro Forma
Financial Statements) reflect the accounts of Federated MDT Balanced Fund and
MDT Balanced Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the year ended July 31, 2005.  These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2005.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the MDT Balanced Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds
follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Shares of MDT Balanced Fund for Institutional Shares of
Federated MDT Balanced Fund.  Under generally accepted accounting principles,
MDT Balanced Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2005, MDT Balanced Fund paid and Federated MDT
Balanced Fund would have paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors,
Inc. and MDTA LLC and their affiliates.

NOTE 3. PORTFOLIO OF INVESTMENTS

The Federated MDT Balanced Fund had not become effective with the Securities and
Exchange Commission as of January 31, 2006.  The Portfolio of Investments
provided is for the MDT Balanced Fund as of Jul 31, 2005, and it is not
anticipated to change significantly in connection with the proposed reorganization.

NOTE 4. PORTFOLIO VALUATION

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.  For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.  For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 5. SHARES OF BENEFICIAL INTEREST

The Pro Forma Institutional Shares net asset value per share assumes the issuance of 5,096,379 Institutional Shares of the Federated MDT Balanced Fund in
exchange for 5,096,379 Institutional Shares of the MDT Balanced Fund which would have been issued at July 31, 2005 in connection with the proposed reorganization.

NOTE 6. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the
Internal Revenue Code. After the acquisition, Federated MDT Balanced Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 7.  PROFORMA ADJUSTMENTS

(a)  Federated MDTA LLC (the "Adviser"), will receive for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the
Federated MDT Balanced Fund, a series of Federated MDT Series .  MDTA Advisers serves as investment adviser to the MDT Balanced Fund and receives for its services an annual investment advisory fee equal to 0.75% of the average daily net assets of the MDT Balanced Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Federated MDT
Pro Forma Combined Fund in order to limit the fund's Institutional Shares total operating expenses to no more than 1.25%, of average daily net assets for the period starting from the effective date of the Reorganization through November,
2008.  The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Federated MDT Pro Forma
Combined Fund.  The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

(b)  Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Federated MDT Balanced Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion.  As of January 31,
2006, U.S. Bancorp Fund Services, LLC provided administrative, transfer agency and portfolio accounting services to the MDT Balanced Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated MDT Pro Forma Combined Fund's
average daily net assets.

(c) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined.

(d)  Adjustment to reflect combined audit and legal fees as separate expenses.

(e)  Adjustment to reflect combined transfer agency and portfolio accounting fees as separate expenses.

(f) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses as a separate fund expense and to reflect the expense structure for the
MDT Pro Forma Combined Fund.

(g)  Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(h) Adjustment to reflect auditing fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(i) Adjustment to reflect legal fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect portfolio accounting fees as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma
Combined Fund.

(k) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(l) Adjustment to reflect the current expense structure for the Federated MDT
Pro Forma Combined Fund.

(m)  Adjustment to reflect combined insurance premiums and miscellaneous as separate expenses.

(n)  Adjustment to reflect insurance premiums as a separate fund expense and to reflect the current expense structure for the Federated MDT Pro Forma Combined
Fund.

(o) Miscellaneous expenses are adjusted to reflect the current expense structure for the Federated MDT Pro Forma Combined Fund.

(p)  Adjustment to reflect the contractual waiver of investment adviser fee agreed to by the Adviser and any other voluntary waiver, if applicable.

(q) Adjustment to reflect the anticipated voluntary waiver of administrative personnel and services fees for the Federated MDT Pro Forma Combined Fund.

                                   MDT FUNDS
                             MDT ALL CAP CORE FUND
                        MDT TAX AWARE/ALL CAP CORE FUND
                           MDT LARGE CAP GROWTH FUND
                            MDT MID CAP GROWTH FUND
                            MDT SMALL CAP CORE FUND
                           MDT SMALL CAP GROWTH FUND
                            MDT SMALL CAP VALUE FUND
                               MDT BALANCED FUND

INVESTMENT ADVISER
FEDERATED MDTA LLC
125 CambridgePark Drive
Cambridge, MA 02140

DISTRIBUTOR
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

ADMINISTRATOR
FEDERATED ADMINISTRATIVE SERVICES
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                     - 54 -

                                     - 55 -

                                                                           PROXY
                      MDT SMALL CAP CORE FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS  BY  THESE  PRESENTS that the undersigned shareholders of the
Fund, a portfolio of MDT Funds (the  "Trust"), hereby appoint Todd P. Zerega, C.
Grant  Anderson,  James  G. Whetzel, Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson, and Megan W. Clement  or  any  one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned  is entitled to vote at the Special  Meeting  of  Shareholders  (the
"Special Meeting")  to  be  held  on November 17, 2006, at 5800 Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot.  If this proxy is executed and received in time  and  no  choice is indicated as to an  item,  this  proxy  will  be  voted affirmatively on  such matter. Discretionary authority is hereby conferred as to all other matters as  may  properly  come  before  the  Special  Meeting  or any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS  PROXY  IS  SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED,  WILL BE VOTED IN THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                   FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of  reorganization  pursuant to which Federated MDT Small Cap Core
     Fund, a portfolio of Federated MDT Series,  would acquire all of the assets
     of  the  Fund  in  exchange  for  Class  A  Shares,   Class  C  Shares  and
     Institutional Shares of Federated MDT Small Cap Core Fund to be distributed pro rata by the  Fund to its  shareholders,  in  complete  liquidation  and termination of the Fund.

If you should have any questions  about  the  proxy material or the execution of your vote, simply call 1-800-499-8541 between the  hours  of 10 a.m. and 10 p.m.
eastern  time.  Representatives will be happy to assist you.  Please  have  this proxy card  available at the time of the call.  Alternatively, to vote by touch-
tone phone, please  call 1-866-458-9840 and follow the instructions.  To vote by
Internet, please go to  WWW.MYPROXYONLINE.COM  and  follow the instructions.  If you use either of these voting methods, please do not  return  this  paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN AND RETURN THIS CARD AS  SOON  AS
POSSIBLE.
(bar code here)
TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                    CUSIP:

                                                                           PROXY
                      MDT MID CAP GROWTH FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS  BY  THESE  PRESENTS that the undersigned shareholders of the
Fund, a portfolio of MDT Funds (the  "Trust"), hereby appoint Todd P. Zerega, C.
Grant  Anderson,  James  G. Whetzel, Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson, and Megan W. Clement  or  any  one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned  is entitled to vote at the Special  Meeting  of  Shareholders  (the
"Special Meeting")  to  be  held  on November 17, 2006, at 5800 Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot.  If this proxy is executed and received in time  and  no  choice is indicated as to an  item,  this  proxy  will  be  voted affirmatively on  such matter. Discretionary authority is hereby conferred as to all other matters as  may  properly  come  before  the  Special  Meeting  or any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS  PROXY  IS  SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED,  WILL BE VOTED IN THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                    FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of  reorganization  pursuant to which Federated MDT Mid Cap Growth
     Fund, a portfolio of Federated MDT Series,  would acquire all of the assets
     of  the  Fund  in  exchange  for  Class  A  Shares,   Class  C  Shares  and
     Institutional Shares of Federated MDT Mid Cap Growth Fund to be distributed pro rata by the  Fund to its  shareholders,  in  complete  liquidation  and termination of the Fund.

If you should have any questions  about  the  proxy material or the execution of your vote, simply call 1-800-499-8541 between the  hours  of 10 a.m. and 10 p.m.
eastern  time.  Representatives will be happy to assist you.  Please  have  this proxy card  available at the time of the call.  Alternatively, to vote by touch-
tone phone, please  call 1-866-458-9840 and follow the instructions.  To vote by
Internet, please go to  WWW.MYPROXYONLINE.COM  and  follow the instructions.  If you use either of these voting methods, please do not  return  this  paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN AND RETURN THIS CARD AS  SOON  AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                     MDT SMALL CAP GROWTH FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS  BY  THESE  PRESENTS that the undersigned shareholders of the
Fund, a portfolio of MDT Funds (the  "Trust"), hereby appoint Todd P. Zerega, C.
Grant  Anderson,  James  G. Whetzel, Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson, and Megan W. Clement  or  any  one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned  is entitled to vote at the Special  Meeting  of  Shareholders  (the
"Special Meeting")  to  be  held  on November 17, 2006, at 5800 Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot.  If this proxy is executed and received in time  and  no  choice is indicated as to an  item,  this  proxy  will  be  voted affirmatively on  such matter. Discretionary authority is hereby conferred as to all other matters as  may  properly  come  before  the  Special  Meeting  or any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS  PROXY  IS  SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED,  WILL BE VOTED IN THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                   FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of reorganization pursuant to which Federated MDT Small Cap Growth
     Fund, a portfolio of Federated MDT Series,  would acquire all of the assets
     of  the  Fund  in  exchange  for  Class  A  Shares,   Class  C  Shares  and
     Institutional  Shares  of  Federated  MDT  Small  Cap  Growth  Fund  to  be
     distributed  pro  rata  by  the  Fund  to  its  shareholders,  in  complete liquidation and termination of the Fund.

If  you  should  have any questions about the proxy material or the execution of your vote, simply  call  1-800-499-8541 between the hours of 10 a.m. and 10 p.m.
eastern time.  Representatives  will  be  happy  to assist you. Please have this proxy card available at the time of the call.  Alternatively,  to vote by touch-
tone phone, please call 1-866-458-9840 and follow the instructions.   To vote by
Internet,  please  go to WWW.MYPROXYONLINE.COM and follow the instructions.   If
you use either of these  voting  methods,  please do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN  AND  RETURN THIS CARD AS SOON AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                     MDT SMALL CAP VALUE FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS BY THESE PRESENTS that the undersigned  shareholders  of  the
Fund, a portfolio  of MDT Funds (the "Trust"), hereby appoint Todd P. Zerega, C.
Grant Anderson, James  G.  Whetzel,  Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson,  and  Megan  W. Clement or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled  to  vote  at  the  Special Meeting of Shareholders (the
"Special Meeting") to be held on November 17,  2006,  at  5800  Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and  received in time  and  no  choice  is  indicated  as  to  an  item, this proxy will be voted affirmatively on such matter. Discretionary authority  is hereby conferred as to all  other  matters  as  may  properly come before the Special  Meeting  or  any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS PROXY IS SOLICITED ON BEHALF  OF  THE  BOARD  OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN  THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                     FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of reorganization  pursuant to which Federated MDT Small Cap Value
     Fund, a portfolio of Federated MDT Series,  would acquire all of the assets
     of  the  Fund  in  exchange  for  Class  A  Shares,   Class  C  Shares  and
     Institutional   Shares  of  Federated  MDT  Small  Cap  Value  Fund  to  be
     distributed  pro  rata  by  the  Fund  to  its  shareholders,  in  complete liquidation and termination of the Fund.

If you should have  any  questions  about the proxy material or the execution of your vote, simply call 1-800-499-8541  between  the hours of 10 a.m. and 10 p.m.
eastern time.  Representatives will be happy to assist  you.  Please  have  this proxy  card available at the time of the call.  Alternatively, to vote by touch-
tone phone,  please call 1-866-458-9840 and follow the instructions.  To vote by
Internet, please  go  to  WWW.MYPROXYONLINE.COM and follow the instructions.  If you use either of these voting  methods,  please  do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN AND  RETURN  THIS CARD AS SOON AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                         MDT BALANCED FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS  BY THESE PRESENTS that the undersigned shareholders  of  the
Fund, a portfolio of  MDT Funds (the "Trust"), hereby appoint Todd P. Zerega, C.
Grant  Anderson, James G.  Whetzel,  Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson,  and  Megan  W. Clement or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled  to  vote  at  the  Special Meeting of Shareholders (the
"Special Meeting") to be held on November 17,  2006,  at  5800  Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and  received in time  and  no  choice  is  indicated  as  to  an  item, this proxy will be voted affirmatively on such matter. Discretionary authority  is hereby conferred as to all  other  matters  as  may  properly come before the Special  Meeting  or  any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS PROXY IS SOLICITED ON BEHALF  OF  THE  BOARD  OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN  THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                     FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of reorganization pursuant to which Federated MDT Balanced Fund, a portfolio of Federated  MDT Series,  would acquire all of the assets of the
     Fund in  exchange  for Class A  Shares,  Class C Shares  and  Institutional
     Shares of Federated  MDT Balanced  Fund to be  distributed  pro rata by the
     Fund to its  shareholders,  in complete  liquidation and termination of the
     Fund.

If  you  should have any questions about the proxy material or the execution  of your vote,  simply  call 1-800-499-8541 between the hours of 10 a.m. and 10 p.m.
eastern time.  Representatives  will  be  happy  to assist you. Please have this proxy card available at the time of the call.  Alternatively,  to vote by touch-
tone phone, please call 1-866-458-9840 and follow the instructions.   To vote by
Internet,  please  go to WWW.MYPROXYONLINE.COM and follow the instructions.   If
you use either of these  voting  methods,  please do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN  AND  RETURN THIS CARD AS SOON AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                       MDT ALL CAP CORE FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW  ALL  PERSONS BY THESE PRESENTS that the undersigned  shareholders  of  the
Fund, a portfolio  of MDT Funds (the "Trust"), hereby appoint Todd P. Zerega, C.
Grant Anderson, James  G.  Whetzel,  Keith  Antle,  Richard  Novak,  Maureen  A.
Ferguson,  and  Megan  W. Clement or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled  to  vote  at  the  Special Meeting of Shareholders (the
"Special Meeting") to be held on November 17,  2006,  at  5800  Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and  received in time  and  no  choice  is  indicated  as  to  an  item, this proxy will be voted affirmatively on such matter. Discretionary authority  is hereby conferred as to all  other  matters  as  may  properly come before the Special  Meeting  or  any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS PROXY IS SOLICITED ON BEHALF  OF  THE  BOARD  OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN  THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                    FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of reorganization pursuant to which Federated All Cap Core Fund, a portfolio of Federated  MDT Series,  would acquire all of the assets of the
     Fund in  exchange  for Class A  Shares,  Class C Shares  and  Institutional
     Shares of Federated MDT All Cap Core Fund to be distributed pro rata by the
     Fund to its  shareholders,  in complete  liquidation and termination of the
     Fund.

If you should have any questions about the proxy  material  or  the execution of your vote, simply call 1-800-499-8541 between the hours of 10 a.m.  and  10 p.m.
eastern  time.   Representatives  will  be happy to assist you. Please have this
proxy card available at the time of the call.   Alternatively, to vote by touch-
tone phone, please call 1-866-458-9840 and follow  the instructions.  To vote by
Internet, please go to WWW.MYPROXYONLINE.COM and follow  the  instructions.   If
you  use  either  of these voting methods, please do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.   PLEASE  COMPLETE, SIGN AND RETURN THIS CARD AS SOON AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                  MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW ALL PERSONS BY THESE PRESENTS  that  the  undersigned  shareholders  of the
Fund, a portfolio of MDT Funds (the "Trust"), hereby appoint Todd P. Zerega,  C.
Grant  Anderson,  James  G.  Whetzel,  Keith  Antle,  Richard  Novak, Maureen A.
Ferguson,  and  Megan W. Clement or any one of them, true and lawful  attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled  to  vote  at  the  Special Meeting of Shareholders (the
"Special Meeting") to be held on November 17,  2006,  at  5800  Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and  received in time  and  no  choice  is  indicated  as  to  an  item, this proxy will be voted affirmatively on such matter. Discretionary authority  is hereby conferred as to all  other  matters  as  may  properly come before the Special  Meeting  or  any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS PROXY IS SOLICITED ON BEHALF  OF  THE  BOARD  OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN  THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                   FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of  reorganization  pursuant to which Federated MDT Tax Aware/ All
     Cap Core Fund, a portfolio of Federated  MDT Series,  would  acquire all of the assets of the Fund in exchange  for Class A Shares,  Class C Shares and
     Institutional  Shares of  Federated  MDT Tax Aware/ All Cap Core Fund to be
     distributed  pro  rata  by  the  Fund  to  its  shareholders,  in  complete liquidation and termination of the Fund.

If you should have any questions about the proxy material  or  the  execution of your vote, simply call 1-800-499-8541 between the hours of 10 a.m. and  10  p.m.
eastern  time.   Representatives  will  be happy to assist you. Please have this
proxy card available at the time of the call.   Alternatively, to vote by touch-
tone phone, please call 1-866-458-9840 and follow  the instructions.  To vote by
Internet, please go to WWW.MYPROXYONLINE.COM and follow  the  instructions.   If
you  use  either  of these voting methods, please do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.   PLEASE  COMPLETE, SIGN AND RETURN THIS CARD AS SOON AS
POSSIBLE.
(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP:

                                                                           PROXY
                     MDT LARGE CAP GROWTH FUND (THE "FUND")
                            A PORTFOLIO OF MDT FUNDS
     PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 17, 2006

KNOW ALL PERSONS BY THESE PRESENTS  that  the  undersigned  shareholders  of the
Fund, a portfolio of MDT Funds (the "Trust"), hereby appoint Todd P. Zerega,  C.
Grant  Anderson,  James  G.  Whetzel,  Keith  Antle,  Richard  Novak, Maureen A.
Ferguson,  and  Megan W. Clement or any one of them, true and lawful  attorneys, with the power of substitution of each, to vote all shares of the Fund which the undersigned is entitled  to  vote  at  the  Special Meeting of Shareholders (the
"Special Meeting") to be held on November 17,  2006,  at  5800  Corporate Drive,
Pittsburgh, Pennsylvania, at 2:00 p.m., and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and  received in time  and  no  choice  is  indicated  as  to  an  item, this proxy will be voted affirmatively on such matter. Discretionary authority  is hereby conferred as to all  other  matters  as  may  properly come before the Special  Meeting  or  any adjournment thereof.

                                          ______________________________________
                                          Signature(s) and Title(s), if
                                          applicable                      Date

                    Please sign this proxy  exactly as your name  appears on the
                    books  of  the  Trust.   Joint   owners   should  each  sign
                    personally.  Trustees and other fiduciaries  should indicate the  capacity  in which they  sign,  and where more than one name appears,  a majority must sign. If a corporation,  this signature should be that of an authorized officer who should state his or her title.

                                *  FOLD HERE  *

THIS PROXY IS SOLICITED ON BEHALF  OF  THE  BOARD  OF TRUSTEES OF THE MDT FUNDS.
THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN  THE MANNER DIRECTED BY THE
UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR"
THE PROPOSAL.

                             PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

                                                                                   FOR AGAINST ABSTAIN

1.   To approve or  disapprove a New  Investment  Management  Agreement  between
     Federated  MDTA LLC and the Trust for the  Fund,  that will take  effect on
     November 17, 2006;

2.   For shareholders of the Fund, to approve or disapprove a proposed agreement and plan of reorganization pursuant to which Federated MDT Large Cap Growth
     Fund, a portfolio of Federated MDT Series,  would acquire all of the assets
     of  the  Fund  in  exchange  for  Class  A  Shares,   Class  C  Shares  and
     Institutional  Shares  of  Federated  MDT  Large  Cap  Growth  Fund  to  be
     distributed  pro  rata  by  the  Fund  to  its  shareholders,  in  complete liquidation and termination of the Fund.

If you should  have  any  questions about the proxy material or the execution of your vote, simply call 1-800-499-8541  between  the hours of 10 a.m. and 10 p.m.
eastern time.  Representatives will be happy to assist  you.  Please  have  this proxy  card available at the time of the call.  Alternatively, to vote by touch-
tone phone,  please call 1-866-458-9840 and follow the instructions.  To vote by
Internet, please  go  to  WWW.MYPROXYONLINE.COM and follow the instructions.  If you use either of these voting  methods,  please  do not return this paper proxy card.

YOUR VOTE IS IMPORTANT.  PLEASE COMPLETE, SIGN AND  RETURN  THIS CARD AS SOON AS
POSSIBLE.

(bar code here)

TAG ID:              CONTROL NUMBER:      CHECK DIGIT:                  CUSIP: